As filed with the Securities and Exchange Commission on February 27, 2015

Registration Nos. 333-53432

811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX	75201-1407
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 720-1171

Cherika N. Latham, Esq. GuideStone Financial Resources of the Southern Baptist Convention 2401 Cedar Springs Road Dallas, TX 75201-1407 (Name and Address of Agent for Service)	Copies to: Eric Purple, Esq. Donald Smith, Esq. K&L Gates, LLP 1601 K Street, N.W. Washington, DC 20006 Telephone: (202) 778-9223

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)

☐	on [ ] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on May 1, 2015 pursuant to paragraph (a)1

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

MAY 1, 2015

	INSTITUTIONAL	INVESTOR
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund	[GFIYX]	GFIZX
Balanced Allocation Fund	[GGIYX]	GGIZX
Growth Allocation Fund	[GCOYX]	GCOZX
Aggressive Allocation Fund	[GGBYX]	GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund	[GIPYX]	GIPZX
Global Bond Fund	[GGBYX]	GGBFX
Flexible Income Fund		GFLZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Real Assets Fund		GRAZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund	[GREYX]	GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Natural Resources Equity Fund		GNRZX

This Prospectus contains important information about the Funds, including information on investment policies, risks and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the "SEC"), nor has the SEC determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

GuideStone® Funds

2 | GuideStone Funds Prospectus

Do you have questions about terms we use in this Prospectus?

For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this Prospectus.

GuideStone Funds Prospectus | 3

GuideStone Funds MyDestination 2005 Fund	Investor GMIZX

Investment Objective

The MyDestination 2005 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2005 Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management fee	0.10%
Other expenses	[0.40]%
Acquired Fund fees and expenses	[0.59]%
Total annual operating expenses	[1.09]%
Fee waiver & expense reimbursement(1)	[(0.15)]%
Total annual operating expenses (after fee waiver & expense reimbursement)(2)	[0.94]%
(1)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.35% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The “Fee waiver & expense reimbursement” may also include the waiver of shareholder service fees attributable to the Fund’s investment in the Flexible Income Fund and/or the Global Natural Resources Equity Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

(2)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

4 | GuideStone Funds Prospectus

Principal Investment Strategies

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, during a shareholder’s later retirement years and 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of May 2015.

	May 2015	10 Years After	12 Years After
	Retirement 2005(5)

Fixed Income Select Funds(1)(2)	51.33%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%
Low-Duration Bond	38.49%	37.87%	41.24%
Medium-Duration Bond	10.27%	10.10%	11.00%
Extended-Duration Bond	0.00%	0.00%	0.00%
Global Bond	2.57%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	21.40%	22.00%	18.60%
Defensive Market Strategies	10.50%	10.75%	9.00%
Equity Index	3.25%	3.35%	2.88%
Value Equity	3.25%	3.35%	2.88%
Growth Equity	3.25%	3.35%	2.88%
Small Cap Equity	1.15%	1.20%	0.96%

Non-U.S. Equity Select Funds(2)	7.27%	7.50%	6.40%

International Equity	5.75%	5.93%	5.06%
Emerging Markets Equity	1.52%	1.57%	1.34%

Real Assets Select Funds(1)(2)	18.00%	18.00%	20.00%
Inflation Protected Bond	10.00%	10.00%	10.00%
Flexible Income	5.00%	5.00%	5.00%
Real Estate Securities	1.00%	1.00%	1.00%
Global Natural Resources Equity	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	[2.00]%	[2.00]%	0.00%

(1)  These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.

(2)  All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3)  The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

(4)  This fund is not a series of the Trust and is advised by an unaffiliated adviser.

(5)  The retirement year of 2005 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

•

The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds or other investments, as well as its outlook for the economy and financial markets.

•

Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

GuideStone Funds Prospectus | 5

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

•

Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

•

Because the Fund owns Select Funds that invest in senior secured and unsecured floating rate loans (“Senior Loans”), the Fund will be exposed to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are often below investment grade and are considered to be inherently speculative. In addition, the Fund’s exposure to Senior Loans may heighten the Fund’s collateral and liquidity risks. There is a risk that the value of the collateral securing a Senior Loan may decline after investment and that the collateral may not be sufficient to cover the amount owed. Regarding liquidity risk, Senior Loans may not have an active trading market and are generally subject to restrictions on transfer, so they may not be sold at a time when it is desirable to do so or may only be sold at prices that are less than what is thought to be their fair value.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

6 | GuideStone Funds Prospectus

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investments in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investments directly.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Since Inception (12/29/2006)
Investor Class before taxes	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since December 2006
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

GuideStone Funds Prospectus | 7

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

8 | GuideStone Funds Prospectus

GuideStone Funds MyDestination 2015 Fund	Investor GMTZX

Investment Objective

The MyDestination 2015 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2015 Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management fee	0.10%
Other expenses	[0.29]%
Acquired Fund fees and expenses	[0.66]%
Total annual operating expenses	[1.05]%
Fee waiver & expense reimbursement(1)	[(0.04)]%
Total annual operating expenses (after fee waiver & expense reimbursement)(2)	[1.01]%
(1)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.35% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The “Fee waiver & expense reimbursement” may also include the waiver of shareholder service fees attributable to the Fund’s investment in the Flexible Income Fund and/or the Global Natural Resources Equity Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

(2)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 9

Principal Investment Strategies

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of May 2015.

	May 2015	Retirement 2015(5)	5 Years After	10 Years After	12 Years After

Fixed Income Select Funds(1)(2)	32.17%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	13.08%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	12.87%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	1.50%	1.60%	0.00%	0.00%	0.00%
Global Bond	4.72%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	35.87%	36.01%	30.41%	22.00%	18.60%
Defensive Market Strategies	17.92%	18.00%	15.25%	10.75%	9.00%
Equity Index	5.29%	5.31%	4.49%	3.35%	2.88%
Value Equity	5.29%	5.31%	4.49%	3.35%	2.88%
Growth Equity	5.29%	5.31%	4.49%	3.35%	2.88%
Small Cap Equity	2.08%	2.08%	1.69%	1.20%	0.96%

Non-U.S. Equity Select Funds(2)	11.96%	11.99%	10.09%	7.50%	6.40%
International Equity	9.45%	9.47%	7.98%	5.93%	5.06%
Emerging Markets Equity	2.51%	2.52%	2.11%	1.57%	1.34%

Real Assets Select Funds(1)(2)	18.00%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	10.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	5.00%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	1.00%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	2.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	[2.00]%	[2.00]%	[2.00]%	[2.00]%	0.00%

(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2015 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

•

The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds or other investments, as well as its outlook for the economy and financial markets.

•

Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

10 | GuideStone Funds Prospectus

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

To the extent the Fund owns Select Funds that buy investments in convertible securities, the Fund’s value will fluctuate due to factors affecting a convertible security’s market value, which tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

•

Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

To the extent the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

GuideStone Funds Prospectus | 11

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investments in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investments directly.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Since Inception (12/29/2006)
Investor Class before taxes	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC

Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since December 2006
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

12 | GuideStone Funds Prospectus

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 13

GuideStone Funds MyDestination 2025 Fund	Investor GMWZX

Investment Objective

The MyDestination 2025 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2025 Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management fee	0.10%
Other expenses	[0.29]%
Acquired Fund fees and expenses	[0.71]%
Total annual operating expenses	[1.10]%
Fee waiver & expense reimbursement(1)	[(0.04)]%
Total annual operating expenses (after fee waiver & expense reimbursement)(2)	[1.06]%

(1)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.35% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The “Fee waiver & expense reimbursement” may also include the waiver of shareholder service fees attributable to the Fund’s investment in the Flexible Income Fund and/or the Global Natural Resources Equity Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

(2)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

14 | GuideStone Funds Prospectus

Principal Investment Strategies

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of May 2015.

	May 2015	10 Years Before	Retirement 2025(5)	5 Years After	10 Years After	12 Years After

Fixed Income Select Funds(1)(2)	24.33%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	6.33%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	9.73%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	2.43%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	5.83%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	43.74%	44.06%	36.01%	30.41%	22.00%	18.60%
Defensive Market Strategies	17,58%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	7.66%	7.77%	5.31%	4.49%	3.35%	2.88%
Value Equity	7.66%	7.77%	5.31%	4.49%	3.35%	2.88%
Growth Equity	7.66%	7.77%	5.31%	4.49%	3.35%	2.88%
Small Cap Equity	3.18%	3.25%	2.08%	1.69%	1.20%	0.96%

Non-U.S. Equity Select Funds(2)	17.43%	17.69%	11.99%	10.09%	7.50%	6.40%
International Equity	13.77%	13.97%	9.47%	7.98%	5.93%	5.06%
Emerging Markets Equity	3.66%	3.72%	2.52%	2.11%	1.57%	1.34%

Real Assets Select Funds(1)(2)	11.50%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	4.17%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	1.66%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	2.67%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.00%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	[3.00]%	[3.00]%	[2.00]%	[2.00]%	[2.00]%	0.00%

(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2025 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

•

The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds or other investments, as well as its outlook for the economy and financial markets.

•

Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

GuideStone Funds Prospectus | 15

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

To the extent the Fund owns Select Funds that buy investments in convertible securities, the Fund’s value will fluctuate due to factors affecting a convertible security’s market value, which tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investments in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investments directly.

16 | GuideStone Funds Prospectus

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Since Inception (12/29/2006)
Investor Class before taxes	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). [The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.]

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC

Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since December 2006
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 17

GuideStone Funds MyDestination 2035 Fund	Investor GMHZX

Investment Objective

The MyDestination 2035 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2035 Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management fee	0.10%
Other expenses	[0.31]%
Acquired Fund fees and expenses	[0.74]%
Total annual operating expenses	[1.15]%
Fee waiver & expense reimbursement(1)	[(0.06)]%
Total annual operating expenses (after fee waiver & expense reimbursement)(2)	[1.09]%

(1)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.35% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The “Fee waiver & expense reimbursement” may also include the waiver of shareholder service fees attributable to the Fund’s investment in the Flexible Income Fund and/or the Global Natural Resources Equity Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

(2)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

18 | GuideStone Funds Prospectus

Principal Investment Strategies

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of May 2015.

	May 2015	20 Years Before	10 Years Before	Retirement 2035(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	15.67%	15.25%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.83%	0.75%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	5.33%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	1.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	8.50%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	45.26%	45.45%	44.06%	36.01%	30.39%	22.00%	18.60%
Defensive Market Strategies	1.67%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	12.45%	12.56%	7.77%	5.31%	4.49%	3.35%	2.88%
Value Equity	12.45%	12.55%	7.77%	5.31%	4.49%	3.35%	2.88%
Growth Equity	12.45%	12.55%	7.77%	5.31%	4.49%	3.35%	2.88%
Small Cap Equity	6.24%	6.29%	3.25%	2.08%	1.69%	1.20%	0.96%

Non-U.S. Equity Select Funds(2)	29.07%	29.30%	17.69%	11.99%	10.09%	7.50%	6.40%
International Equity	22.97%	23.15%	13.97%	9.47%	7.98%	5.93%	5.06%
Emerging Markets Equity	6.10%	6.15%	3.72%	2.52%	2.11%	1.57%	1.34%

Real Assets Select Funds(1)(2)	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	[3.33]%	[3.33]%	[3.00]%	[2.00]%	[2.00]%	[2.00]%	0.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2035 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

•

The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds or other investments, as well as its outlook for the economy and financial markets.

•

Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

GuideStone Funds Prospectus | 19

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investments in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investments directly.

20 | GuideStone Funds Prospectus

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Since Inception (12/29/2006)
Investor Class before taxes	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). [The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.]

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since December 2006
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 21

GuideStone Funds MyDestination 2045 Fund	Investor GMFZX

Investment Objective

The MyDestination 2045 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2045 Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management fee	0.10%
Other expenses	[0.33]%
Acquired Fund fees and expenses	[0.76]%
Total annual operating expenses	[1.19]%
Fee waiver & expense reimbursement(1)	[(0.08)]%
Total annual operating expenses (after fee waiver & expense reimbursement)(2)	[1.11]%
(1)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.35% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The “Fee waiver & expense reimbursement” may also include the waiver of shareholder service fees attributable to the Fund’s investment in the Flexible Income Fund and/or the Global Natural Resources Equity Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

(2)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

22 | GuideStone Funds Prospectus

Principal Investment Strategies

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of May 2015.

	May 2015	30 Years Before	20 Years Before	10 Years Before	Retirement 2045(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	6.67%	6.50%	15.25%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.75%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	0.42%	0.25%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.00%	0.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	6.25%	6.25%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	49.99%	50.10%	45.45%	44.06%	36.01%	30.40%	22.00%	18.60%
Defensive Market Strategies	0.00%	0.00%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	14.07%	14.10%	12.56%	7.77%	5.31%	4.49%	3.35%	2.88%
Value Equity	14.06%	14.09%	12.55%	7.77%	5.31%	4.49%	3.35%	2.88%
Growth Equity	14.06%	14.09%	12.55%	7.77%	5.31%	4.49%	3.35%	2.88%
Small Cap Equity	7.80%	7.82%	6.29%	3.25%	2.08%	1.68%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	33.34%	33.40%	29.30%	17.69%	11.99%	10.10%	7.50%	6.40%
International Equity	26.34%	26.39%	23.15%	13.97%	9.47%	7.98%	5.93%	5.06%
Emerging Markets Equity	7.00%	7.01%	6.15%	3.72%	2.52%	2.11%	1.57%	1.34%

Real Assets Select Funds(1)(2)	6.67%	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	[3.33]%	[3.33]%	[3.33]%	[3.00]%	[2.00]%	[2.00]%	[2.00]%	0.00%

(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed- income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2045 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

•

The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds or other investments, as well as its outlook for the economy and financial markets.

•

Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

GuideStone Funds Prospectus | 23

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investments in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investments directly.

24 | GuideStone Funds Prospectus

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Since Inception (12/29/2006)
Investor Class before taxes	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). [The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.]

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since December 2006
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 25

GuideStone Funds MyDestination 2055 Fund	Investor GMGZX

Investment Objective

The MyDestination 2055 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2055 Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management fee	0.10%
Other expenses	[1.16]%
Acquired Fund fees and expenses	[0.76]%
Total annual operating expenses	[2.02]%
Fee waiver & expense reimbursement(1)	[(0.91)]%
Total annual operating expenses (after fee waiver & expense reimbursement)(2)	[1.11]%
(1)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.35% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The “Fee waiver & expense reimbursement” may also include the waiver of shareholder service fees attributable to the Fund’s investment in the Flexible Income Fund and/or the Global Natural Resources Equity Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

(2)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class
1 Year	$[ ]
3 Years	$[ ]
5 Years	$[ ]
10 Years	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

26 | GuideStone Funds Prospectus

Principal Investment Strategies

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of May 2015.

	May 2015	40 Years Before	30 Years Before	20 Years Before	10 Years Before	Retirement 2055 (5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	5.00%	5.00%	6.50%	15.25%	24.00%	32.00%	39.50%	50.50%	55.00%

Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Low-Duration Bond	0.00%	0.00%	0.00%	0.75%	6.00%	12.80%	19.75%	37.87%	41.24%

Medium-Duration Bond	0.00%	0.00%	0.25%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%

Extended-Duration Bond	0.00%	0.00%	0.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%

Global Bond	5.00%	5.00%	6.25%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	51.00%	51.00%	50.10%	45.45%	44.06%	36.01%	30.41%	22.00%	18.60%

Defensive Market Strategies	0.00%	0.00%	0.00%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%

Equity Index	14.30%	14.30%	14.10%	12.56%	7.77%	5.31%	4.49%	3.35%	2.88%

Value Equity	14.30%	14.30%	14.09%	12.55%	7.77%	5.31%	4.49%	3.35%	2.88%

Growth Equity	14.30%	14.30%	14.09%	12.55%	7.77%	5.31%	4.49%	3.35%	2.88%

Small Cap Equity	8.10%	8.10%	7.82%	6.29%	3.25%	2.08%	1.69%	1.20%	0.96%

Non-U.S. Equity Select Funds(2)	34.00%	34.00%	33.40%	29.30%	17.69%	11.99%	10.09%	7.50%	6.40%

International Equity	26.86%	26.86%	26.39%	23.15%	13.97%	9.47%	7.98%	5.93%	5.06%

Emerging Markets Equity	7.14%	7.14%	7.01%	6.15%	3.72%	2.52%	2.11%	1.57%	1.34%

Real Assets Select Funds(1)(2)	6.67%	6.67%	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	20.00%

Inflation Protected Bond	0.00%	0.00%	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%

Flexible Income	0.00%	0.00%	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%

Real Estate Securities	3.33%	3.33%	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%

Global Natural Resources Equity	3.34%	3.34%	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	[3.33]%	[3.33]%	[3.33]%	[3.33]%	[3.00]%	[2.00]%	[2.00]%	[2.00]%	0.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2055 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

•

The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds or other investments, as well as its outlook for the economy and financial markets.

•

Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.

GuideStone Funds Prospectus | 27

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investments in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investments directly.

28 | GuideStone Funds Prospectus

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return year ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Since Inception (01/01/2012)
Investor Class before taxes	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). [The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.]

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since January 2012
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since January 2012
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 29

GuideStone Funds Conservative Allocation Fund	[Institutional GFIYX] Investor GFIZX

Investment Objective

The Conservative Allocation Fund seeks current income and modest capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	[Institutional Class]	Investor Class
Management fee	[0.10]%	0.10%
Other expenses	[0.05]%	[0.31]%
Acquired Fund fees and expenses	[0.60]%	[0.60]%
Total annual operating expenses	[0.75]%	[1.01]%
Fee waiver & expense reimbursement(1)	[0.00]%	[(0.06)]%
Total annual operating expenses (after fee waiver & expense reimbursement)(2)	[0.75]%	[0.95]%

(1)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.35% [for the Investor Class](excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The “Fee waiver & expense reimbursement” may also include the waiver of shareholder service fees attributable to the Fund’s investment in the Flexible Income Fund and/or the Global Natural Resources Equity Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

(2)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	[Institutional Class]	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

30 | GuideStone Funds Prospectus

Principal Investment Strategies

•	The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed-income securities with a smaller percentage of equity securities.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	55%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	39%	25-55%
Medium-Duration Bond	11%	5-25%
Global Bond	3%	0-10%

U.S. Equity Select Funds(2)(3)	18%	10-30%
Defensive Market Strategies	9%	2-20%
Value Equity	4%	0-10%
Growth Equity	4%	0-10%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Funds(2)	7%	2-15%
International Equity	5%	0-10%
Emerging Markets Equity Fund	2%	0-10%

Real Assets Select Funds(1)(2)	20%	10-30%
Inflation Protected Bond	10%	5-25%
Flexible Income	5%	2-15%
Real Estate Securities	1%	0-10%
Global Natural Resources Equity	4%	0-10%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.

(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

•

Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

GuideStone Funds Prospectus | 31

•

Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

•

Because the Fund owns Select Funds that invest in senior secured and unsecured floating rate loans (“Senior Loans”), the Fund will be exposed to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are often below investment grade and are considered to be inherently speculative. In addition, the Fund’s exposure to Senior Loans may heighten the Fund’s collateral and liquidity risks. There is a risk that the value of the collateral securing a Senior Loan may decline after investment and that the collateral may not be sufficient to cover the amount owed. Regarding liquidity risk, Senior Loans may not have an active trading market and are generally subject to restrictions on transfer, so they may not be sold at a time when it is desirable to do so or may only be sold at prices that are less than what is thought to be their fair value.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns a Select Fund that invests in natural resources companies, the Fund will be exposed to certain risks associated with those industries. Natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

32 | GuideStone Funds Prospectus

Investor Class Annual Total Return years ended 12/31[*]

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

[*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.]

Average Annual Total Returns as of 12/31/14[*]
	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
[*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.]

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since August 2001
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 33

GuideStone Funds Balanced Allocation Fund	[Institutional GGIYX] Investor GGIZX

Investment Objective

The Balanced Allocation Fund seeks moderate capital appreciation with current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Allocation Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	[Institutional Class]	Investor Class
Management fee	[0.10]%	0.10%
Other expenses	[0.06]%	[0.28]%
Acquired Fund fees and expenses	[0.69]%	[0.69]%
Total annual operating expenses(1)	[0.85]%	[1.07]%

(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	[Institutional Class]	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

34 | GuideStone Funds Prospectus

Principal Investment Strategies

•	The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines approximately equal percentages of fixed-income securities with equity securities.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	41%	25-55%
Money Market	2%	0-10%
Low-Duration Bond	11%	5-25%
Medium-Duration Bond	16%	5-30%
Extended-Duration Bond	4%	0-10%
Global Bond	8%	2-15%

U.S. Equity Select Funds(2)(3)	28%	15-45%
Defensive Market Strategies	8%	2-20%
Value Equity	9%	2-20%
Growth Equity	9%	2-20%
Small Cap Equity	2%	0-10%

Non-U.S. Equity Select Funds(2)	13%	5-25%
International Equity	10%	5-25%
Emerging Markets Equity Fund	3%	0-10%

Real Assets Select Funds(1)(2)	18%	10-30%
Inflation Protected Bond	6%	2-15%
Flexible Income	3%	0-10%
Real Estate Securities	3%	0-10%
Global Natural Resources Equity	6%	2-15%

(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

•

Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

GuideStone Funds Prospectus | 35

•

Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

•

Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns a Select Fund that invests in natural resources companies, the Fund will be exposed to certain risks associated with those industries. Natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

36 | GuideStone Funds Prospectus

Investor Class Annual Total Return years ended 12/31[*]

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

[*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.]

Average Annual Total Returns as of 12/31/14[*]
	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
[*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.]

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since August 2001
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 37

GuideStone Funds Growth Allocation Fund	[Institutional Class GCOYX] Investor GCOZX

Investment Objective

The Growth Allocation Fund seeks capital appreciation with modest current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Allocation Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	[Institutional Class]	Investor Class
Management fee	[0.10]%	0.10%
Other expenses	[0.07]%	[0.28]%
Acquired Fund fees and expenses	[0.80]%	[0.80]%
Total annual operating expenses(1)	[0.97]%	[1.18]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	[Institutional Class]	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

38 | GuideStone Funds Prospectus

Principal Investment Strategies

•	The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of equity securities with a smaller percentage of fixed-income securities.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	6%	2-15%
Medium-Duration Bond	10%	5-25%
Extended-Duration Bond	2%	0-10%
Global Bond	5%	2-15%

U.S. Equity Select Funds(2)	40%	25-55%
Value Equity	18%	10-30%
Growth Equity	18%	10-30%
Small Cap Equity	4%	0-10%

Non-U.S. Equity Select Funds(2)	25%	12-45%
International Equity	20%	10-30%
Emerging Markets Equity Fund	5%	2-15%

Real Assets Select Funds(2)	10%	5-25%
Real Estate Securities	4%	0-10%
Global Natural Resources Equity	6%	2-15%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

•

Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

GuideStone Funds Prospectus | 39

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in law.

•

Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

Because the Fund owns a Select Fund that invests in natural resources companies, the Fund will be exposed to certain risks associated with those industries. Natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31[*]

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

[*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.]

40 | GuideStone Funds Prospectus

Average Annual Total Returns as of 12/31/14[*]
	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
[*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.]

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since August 2001
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 41

GuideStone Funds Aggressive Allocation Fund	[Institutional GGBYX] Investor GGBZX

Investment Objective

The Aggressive Allocation Fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Allocation Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	[Institutional Class]	Investor Class
Management fee	[0.10%]	0.10%
Other expenses	[0.10%]	[0.28]%
Acquired Fund fees and expenses	[0.88%]	[0.88]%
Total annual operating expenses(1)	[1.08%]	[1.26]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	[Institutional Class]	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

42 | GuideStone Funds Prospectus

Principal Investment Strategies

•

The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%

U.S. Equity Select Funds(1)	58%	50-80%
Value Equity	26%	15-45%
Growth Equity	26%	15-45%
Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Funds(1)	40%	25-55%
International Equity	32%	20-50%
Emerging Markets Equity Fund	8%	2-20%
(1)	The U.S. Equity Select Funds and Non-U.S. Equity Select Fund asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

•

Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

GuideStone Funds Prospectus | 43

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31[*]

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

[*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.]

Average Annual Total Returns as of 12/31/14[*]
	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
[*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.]

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since August 2001
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

44 | GuideStone Funds Prospectus

GuideStone Funds Conservative Allocation Fund I	Institutional GFIYX

Investment Objective

The Conservative Allocation Fund I seeks current income and modest capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund I.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management fee	0.10%
Other expenses	[ ]%
Acquired Fund fees and expenses	[ ]%
Total annual operating expenses	[ ]%
Fee waiver & expense reimbursement(1)	[ ]%
Total annual operating expenses (after fee waiver & expense reimbursement)	[ ]%
(1)

The Adviser previously agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.15% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applied to direct Fund operating expenses only and remained in place until April 30, 2015.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Institutional Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 45

Principal Investment Strategies

•	The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed-income securities with a smaller percentage of equity securities.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	55%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	39%	25-55%
Medium-Duration Bond	11%	5-25%
Global Bond	3%	0-10%

U.S. Equity Select Funds(2)(3)	18%	10-30%
Defensive Market Strategies	9%	2-20%
Value Equity	4%	0-10%
Growth Equity	4%	0-10%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Funds(2)	7%	2-15%
International Equity	5%	0-10%
Emerging Markets Equity Fund	2%	0-10%

Real Assets Select Funds(1)(2)	20%	10-30%
Inflation Protected Bond	10%	5-25%
Flexible Income	5%	2-15%
Real Estate Securities	1%	0-10%
Global Natural Resources Equity	4%	0-10%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

•

Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

46 | GuideStone Funds Prospectus

•

Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

•

Because the Fund owns Select Funds that invest in senior secured and unsecured floating rate loans (“Senior Loans”), the Fund will be exposed to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are often below investment grade and are considered to be inherently speculative. In addition, the Fund’s exposure to Senior Loans may heighten the Fund’s collateral and liquidity risks. There is a risk that the value of the collateral securing a Senior Loan may decline after investment and that the collateral may not be sufficient to cover the amount owed. Regarding liquidity risk, Senior Loans may not have an active trading market and are generally subject to restrictions on transfer, so they may not be sold at a time when it is desirable to do so or may only be sold at prices that are less than what is thought to be their fair value.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns a Select Fund that invests in natural resources companies, the Fund will be exposed to certain risks associated with those industries. Natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

GuideStone Funds Prospectus | 47

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Institutional Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Ten Years	Since Inception (7/1/2003)
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since July 2003
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

48 | GuideStone Funds Prospectus

GuideStone Funds Balanced Allocation Fund I	Institutional GGIYX

Investment Objective

The Balanced Allocation Fund I seeks moderate capital appreciation with current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Allocation Fund I.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management fee	0.10%
Other expenses	[ ]%
Acquired Fund fees and expenses	[ ]%
Total annual operating expenses	[ ]%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Institutional Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 49

Principal Investment Strategies

•	The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines approximately equal percentages of fixed-income securities with equity securities.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	41%	25-55%
Money Market	2%	0-10%
Low-Duration Bond	11%	5-25%
Medium-Duration Bond	16%	5-30%
Extended-Duration Bond	4%	0-10%
Global Bond	8%	2-15%

U.S. Equity Select Funds(2)(3)	28%	15-45%
Defensive Market Strategies	8%	2-20%
Value Equity	9%	2-20%
Growth Equity	9%	2-20%
Small Cap Equity	2%	0-10%

Non-U.S. Equity Select Funds(2)	13%	5-25%
International Equity	10%	5-25%
Emerging Markets Equity Fund	3%	0-10%

Real Assets Select Funds(1)(2)	18%	10-30%
Inflation Protected Bond	6%	2-15%
Flexible Income	3%	0-10%
Real Estate Securities	3%	0-10%
Global Natural Resources Equity	6%	2-15%

(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

•

Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

50 | GuideStone Funds Prospectus

•

Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns a Select Fund that invests in natural resources companies, the Fund will be exposed to certain risks associated with those industries. Natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Institutional Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

GuideStone Funds Prospectus | 51

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Ten Years	Since Inception (7/1/2003)
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since July 2003
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

52 | GuideStone Funds Prospectus

GuideStone Funds Growth Allocation Fund I	Institutional GCOYX

Investment Objective

The Growth Allocation Fund I seeks capital appreciation with modest current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Allocation Fund I.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management fee	0.10%
Other expenses	[ ]%
Acquired Fund fees and expenses	[ ]%
Total annual operating expenses	[ ]%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Institutional Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 53

Principal Investment Strategies

•	The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of equity securities with a smaller percentage of fixed-income securities.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)(2)	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	6%	2-15%
Medium-Duration Bond	10%	5-25%
Extended-Duration Bond	2%	0-10%
Global Bond	5%	2-15%

U.S. Equity Select Funds(2)	40%	25-55%
Value Equity	18%	10-30%
Growth Equity	18%	10-30%
Small Cap Equity	4%	0-10%

Non-U.S. Equity Select Funds(2)	25%	10-40%
International Equity	20%	10-30%
Emerging Markets Equity Fund	5%	0-10%

Real Assets Select Funds(2)	10%	5-25%
Real Estate Securities	4%	0-10%
Global Natural Resources Equity	6%	2-15%

(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

•

Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•

Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.

•

To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•	There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

54 | GuideStone Funds Prospectus

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in law.

•

Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

Because the Fund owns a Select Fund that invests in natural resources companies, the Fund will be exposed to certain risks associated with those industries. Natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Institutional Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

GuideStone Funds Prospectus | 55

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Ten Years	Since Inception (7/1/2003)
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since July 2003
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

56 | GuideStone Funds Prospectus

GuideStone Funds Aggressive Allocation Fund I	Institutional GGBYX

Investment Objective

The Aggressive Allocation Fund I seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Allocation Fund I.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management fee	0.10%
Other expenses	[ ]%
Acquired Fund fees and expenses	[ ]%
Total annual operating expenses	[ ]%
Fee waiver & expense reimbursement(1)	[ ]%
Total annual operating expenses (after fee waiver & expense reimbursement)	[ ]%
(1)

The Adviser previously agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.15% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applied to direct Fund operating expenses only and remained in place until April 30, 2015.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Institutional Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 57

Principal Investment Strategies

•

The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Fund	2%	0-10%

Money Market	2%	0-10%

U.S. Equity Select Funds(1)	58%	50-80%

Value Equity	26%	15-45%

Growth Equity	26%	15-45%

Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Funds(1)	40%	25-55%

International Equity	32%	20-50%

Emerging Markets Equity Fund	8%	2-20%

(1)	The U.S. Equity Select Funds and Non-U.S. Equity Select Fund asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

•

Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•	The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•

To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

58 | GuideStone Funds Prospectus

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Institutional Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Institutional Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Institutional Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Ten Years	Since Inception (7/1/2003)
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since August 2010
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since July 2003
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 59

GuideStone Funds Money Market Fund	Institutional GMYXX Investor GMZXX

Investment Objective

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	[0.14]%	[0.14]%
Other expenses	[0.05]%	[0.30]%
Total annual operating expenses(1)	[0.19]%	[0.44]%
(1)	The expense information in the table has been restated to reflect estimated expenses for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

60 | GuideStone Funds Prospectus

Principal Investment Strategies

•	The Fund invests in a broad range of high quality, short-term money market instruments denominated exclusively in U.S. dollars.

•	The Fund invests primarily in:

•	Short-term obligations issued or guaranteed by:

•	The U.S. government, its agencies and instrumentalities, municipalities, banks and corporations; and

•	Foreign governments, banks and corporations.

•	Mortgage-backed and asset-backed securities.

•	The Fund may enter into repurchase agreements relating to the above instruments.

•	The Fund expects, but does not guarantee, a constant net asset value (“NAV”) of $1.00 per share by valuing its portfolio securities at amortized cost.

•

The Fund invests primarily in high quality commercial paper and other obligations generally rated as follows: (i) if rated by two or more nationally recognized statistical rating organizations (“NRSRO”), the obligation is rated in the highest short-term rating category of any two NRSROs; (ii) if only one NRSRO has rated the obligation, it is rated in that NRSRO’s highest rating category; and (iii) if an obligation is not rated by an NRSRO, the Fund’s Sub-Adviser must determine if it is of equivalent quality to an obligation rated in the highest rating category of an NRSRO.

•	The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar weighted average life portfolio maturity of 120 days or less.

•	The Fund’s investments in securities are limited to obligations that mature in 397 days or less from the date of purchase.

•

The Fund may invest only in securities that comply with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which regulates mutual funds.

•

The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends Sub-Adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.

Principal Investment Risks

•

Although the Fund seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not insured or guaranteed by the Adviser, GuideStone Financial Resources, any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.

•

A sharp rise in interest rates could cause the value of the Fund’s investments and its share price to drop. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•	The Fund’s return will drop if short-term interest rates drop.

•	There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

•

The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity and may have an adverse effect on the Fund’s ability to maintain a $1.00 per share price.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

The Fund’s ability to concentrate its investments in domestic banks may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.

•

Obligations of foreign banks and other foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

GuideStone Funds Prospectus | 61

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14

	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Adviser

BlackRock Advisors, LLC

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

62 | GuideStone Funds Prospectus

GuideStone Funds Low-Duration Bond Fund	Institutional GLDYX Investor GLDZX

Investment Objective

The Low-Duration Bond Fund seeks current income consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Low-Duration Bond Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	[0.32]%	[0.32]%
Other expenses	[0.08]%	[0.36]%
Total annual operating expenses(1)	[0.40]%	[0.67]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 63

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in investment grade fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

•	The Fund invests primarily in:

•	Obligations issued or guaranteed by:

•	The U.S. government, its agencies and instrumentalities, banks and corporations; and

•	Foreign governments, banks and corporations.

•	Mortgage-backed and asset-backed securities.

•	The Fund may enter into repurchase agreements relating to the above instruments.

•

The average quality rating for the Fund’s portfolio will be greater than or equal to the “Aa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in high yield securities (“junk bonds”) rated “Ba” or higher by Moody’s or the equivalent by S&P or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “Ba” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

•

The average dollar-weighted duration of the Fund normally varies between one and three years. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fixed-income security’s duration, the more sensitive that security will be to changes in interest rates.

•

The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.

•	The Fund may invest to a lesser extent in preferred stock.

•

The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and options on mortgage-backed securities (for investment purposes and as a substitute for cash bonds). The Fund may also invest and reinvest in other types of long or short derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

•	The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•

The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. It is possible to lose money by investing in the Fund.

•

There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.

•	The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

64 | GuideStone Funds Prospectus

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

•

Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.

•

Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•	The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

•	The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14

	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

GuideStone Funds Prospectus | 65

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

BlackRock Financial Management, Inc.

Scott MacLellan Director and Portfolio Manager	Since July 2008
Thomas F. Musmanno, CFA Managing Director and Portfolio Manager	Since June 2008
Pacific Investment Management Company LLC
Jerome Schneider Managing Director	Since April 2014
Payden & Rygel
Brian Matthews, CFA Managing Principal	Since September 2012
Mary Beth Syal, CFA Managing Principal	Since March 2008

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

66 | GuideStone Funds Prospectus

GuideStone Funds Medium-Duration Bond Fund	Institutional Investor	GMDYX GMDZX

Investment Objective

The Medium-Duration Bond Fund seeks maximum total return consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Medium-Duration Bond Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	[0.34]%	[0.34]%
Other expenses	[0.09]%	[0.38]%
Acquired Fund fees and expenses	[0.02]%	[0.02]%
Total annual operating expenses(1)	[0.45]%	[0.74]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 67

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in investment grade fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

•	The Fund invests primarily in:

•	Obligations issued or guaranteed by:

•	The U.S. government, its agencies and instrumentalities, banks and corporations; and

•	Foreign governments, banks and corporations.

•	Mortgage-backed and asset-backed securities.

•	The Fund may enter into repurchase agreements relating to the above instruments.

•

The average quality rating for the Fund’s portfolio will be greater than or equal to the “A” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in high yield securities (“junk bonds”) rated “B” or higher by Moody’s or the equivalent by S&P® or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

•

The average dollar-weighted duration of the Fund normally varies between three and seven years. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fixed-income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.

•

The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 10% of the Fund’s total market value.

•	The Fund may invest to a lesser extent in preferred stock.

•

The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options and futures contracts thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and U.S. Treasury futures and options (for investment purposes). The Fund may also invest and reinvest in other types of long or short derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

•	The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•

The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. It is possible to lose money by investing in the Fund.

•

There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.

•	The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

68 | GuideStone Funds Prospectus

•

High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

•

Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.

•

Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•	The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

•	The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

GuideStone Funds Prospectus | 69

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

Goldman Sachs Asset Management, L.P.
Jonathan Beinner Managing Director	Since August 2001
Michael Swell Managing Director	Since March 2009
Pacific Investment Management Company LLC
Sudi Mariappa Managing Director and Portfolio Manager	Since April 2014
Western Asset Management Company and Western Asset Management Company Limited
S. Kenneth Leech Chief Investment Officer	Since December 2006
Carl L. Eichstaedt Portfolio Manager	Since August 2001
Mark S. Lindbloom Portfolio Manager	Since December 2005
Julien A. Scholnick Portfolio Manager	Since May 2012
Michael C. Buchanan Portfolio Manager	Since September 2009
Keith J. Gardner Portfolio Manager	Since December 2006

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

70 | GuideStone Funds Prospectus

GuideStone Funds Extended-Duration Bond Fund	Institutional GEDYX Investor GEDZX

Investment Objective

The Extended-Duration Bond Fund seeks maximum total return consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Extended-Duration Bond Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	[0.49]%	[0.49]%
Other expenses	[0.07]%	[0.36]%
Total annual operating expenses(1)	[0.56]%	[0.85]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 71

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

•	The Fund invests primarily in:

•	Obligations issued or guaranteed by:

•	The U.S. government, its agencies and instrumentalities, banks and corporations; and

•	Foreign governments, banks and corporations.

•	Mortgage-backed and asset-backed securities.

•	Taxable and tax-exempt municipal bonds.

•

The average quality rating for the Fund’s portfolio will be greater than or equal to the “Baa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund does not currently expect to invest more than 20% of its assets in fixed-income securities rated lower than investment grade (“junk bonds”). The Fund will not invest in fixed-income securities that have a quality rating less than “B” as rated by Moody’s or the equivalent by S&P® or Fitch (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

•

The average dollar-weighted duration of the Fund normally will be greater than or equal to seven years. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fixed-income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.

•

The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.

•

The Fund may use various types of derivative instruments including, but not limited to, futures contracts, options, forward contracts, and swap agreements. The Fund may invest in derivative instruments as a substitute for taking a position in an underlying asset; to increase returns; to manage market, foreign currency and/or duration or interest rate risk; or as part of a hedging strategy.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•

The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. It is possible to lose money by investing in the Fund.

•

There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.

•	The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

The amount of public information available about municipal securities is generally less than what is available for corporate equities or bonds. Special factors, such as legislative changes and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the Fund invests may have an impact on the

72 | GuideStone Funds Prospectus

Fund’s share price. In addition, the secondary market for certain municipal bonds may not be as developed or liquid as other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.

•

A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-duration securities may be more sensitive to interest rate changes, and may be subject to greater interest rate risk.

•

Bonds rated below investment grade, such as high yield securities (“junk bonds”), involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

•

Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•	The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Barclays U.S. Long-Term Credit Bond Index and Barclays U.S. Long-Term Government Bond Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

GuideStone Funds Prospectus | 73

Average Annual Total Return as of 12/31/14
	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Barclays U.S. Long-Term Credit Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Barclays U.S. Long-Term Government Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

Loomis, Sayles & Company, L.P.
Daniel J. Fuss, CFA, CIC Executive Vice President and Vice Chairman	Since August 2001
Schroder Investment Management North America Inc.
Edward H. Jewett Portfolio Manager	Since August 2001
Richard A. Rezek, Jr., CFA Portfolio Manager	Since December 2002
Andrew B.J. Chorlton, CFA Portfolio Manager	Since July 2007
Neil G. Sutherland, CFA Portfolio Manager	Since November 2008
Julio C. Bonilla, CFA Portfolio Manager	Since March 2010
Eric Friedland Portfolio Manager	Since July 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

74 | GuideStone Funds Prospectus

GuideStone Funds Inflation Protected Bond Fund	Institutional [GIPYX] Investor GIPZX

Investment Objective

The Inflation Protected Bond Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed debt securities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Inflation Protected Bond Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	0.31%	0.31%
Other expenses	[0.08]%	[0.37]%
Total annual operating expenses(1)	[0.39]%	[0.68]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 75

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in inflation-indexed debt securities issued by U.S. and foreign governments and their agencies and instrumentalities.

•	The Fund may invest its assets in securities of a relatively small number of issuers of inflation-indexed bonds, primarily U.S. and foreign governments.

•

The Fund will not invest in fixed-income securities that have a quality rating less than “Baa” as rated by Moody’s Investor Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”) (or, if unrated, determined by the Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below an “Baa” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

•

Although the Fund may invest in debt securities of varying maturities, the average dollar-weighted duration of the Fund is expected to be between four and 10 years. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fixed-income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.

•

The Fund may invest up to 10% of its assets in obligations denominated in currencies other than the U.S. dollar. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.

•

The Fund may use various types of derivative instruments including, but not limited to, U.S. and non-dollar futures, options, swaps, swaptions (for investment purposes and to hedge against fluctuations in interest rates); forward currency exchange contracts (to hedge against fluctuations in foreign currencies); and currency futures, swaps and options (for investment purposes and to hedge against fluctuations in foreign currencies).

•	The Fund may invest up to 20% of its assets in fixed-income securities that are not inflation-indexed.

•	The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

•

The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.

Principal Investment Risks

•

The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. It is possible to lose money by investing in the Fund.

•

There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in loss of anticipated payments or principal being invested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

•	Investing in emerging markets involve greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•

Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.

76 | GuideStone Funds Prospectus

•

Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.

•	The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect on decreasing the overall level of the Fund’s liquidity.

•	Investing in a limited number of issuers may expose the Fund to a greater risk of losses than if its assets were more diversified.

•	The performance of the Fund will depend on how successfully the Sub-Adviser pursues its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total return of the Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31*

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.

Average Annual Total Returns as of 12/31/14*
	One Year	Five Years	Since Inception (6/25/2009)
Investor Class before taxes	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Adviser and Portfolio Managers

BlackRock Financial Management, Inc.
Martin Hegarty Managing Director and Portfolio Manager	Since July 2010
Gargi Chaudhuri Director and Portfolio Manager	Since May 2014

GuideStone Funds Prospectus | 77

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

78 | GuideStone Funds Prospectus

GuideStone Funds Global Bond Fund	Institutional [GGBYX] Investor GGBFX

Investment Objective

The Global Bond Fund seeks to maximize total return through capital gains and current income while preserving principal value.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Bond Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	[0.50]%	[0.50]%
Other expenses	[0.12]%	[0.41]%
Acquired Fund fees and expenses	[0.00]%	[0.02]%
Total annual operating expenses(1)	[0.62]%	[0.93]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 79

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in a diversified portfolio of fixed-income instruments of varying maturities and quality across different industries and sectors of the fixed-income market.

•	The Fund invests in globally diversified fixed-income securities and rotates portfolio allocations among global sectors, including:

•	High yield (“junk bond”) and investment grade corporate securities located in the United States.

•	High yield and investment grade corporate securities located in non-U.S. developed and emerging markets.

•	Obligations issued by or guaranteed by:

•	The U.S. government, its agencies and instrumentalities, banks and corporations; and

•	Foreign governments, banks and corporations.

•	Mortgage-backed and asset-backed securities.

•

The Fund may invest a substantial portion of total assets in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. In addition, the Fund may hedge its exposure to foreign currency.

•

The average credit quality for the Fund’s portfolio will be greater than or equal to the “Ba” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund may invest up to 70% of its assets in high yield securities and emerging market securities rated below investment grade (“Baa” category by Moody’s or the equivalent by S&P® or Fitch).

•

The average dollar weighted duration of the Fund normally varies between three and 10 years. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fixed-income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.

•

The Fund may use various types of derivative instruments including, but not limited to, futures contracts and options on futures (including U.S. Treasury futures contracts and options on futures) to alter the duration of the Fund and increase potential returns; forward currency exchange contracts (currency hedging); currency futures and options thereon (currency hedging); interest rate swaps, floors and caps (investment purposes); credit default swaps and currency swaps (investment purposes and hedging). The Fund may also use other types of derivative instruments, such as futures and options contracts, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

•

The Sub-Advisers seek to accomplish the objectives of the Fund by implementing a long-term, value-oriented approach utilizing diversified strategies across all sectors of the global fixed-income market.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund’s portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment techniques to identify securities it believes would be the most profitable to the Fund over the long-term while maintaining diversification and risk controls. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•

The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Longer-term bonds are generally more volatile, as are lower-rated bonds. An investor in the Fund should be able to accept significant short-term fluctuations in value. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions.

•

High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.

80 | GuideStone Funds Prospectus

•	The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

•

Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•	The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Barclays Global Aggregate Bond Index – Unhedged, Barclays U.S. Corporate High Yield – 2% Issuer Capped Index and JPMorgan Emerging Markets Bond Index Plus are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31*

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.

GuideStone Funds Prospectus | 81

Average Annual Total Returns as of 12/31/14*
	One Year	Five Years	Since Inception (12/29/2006)
Investor Class before taxes	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Barclays Global Aggregate Bond Index – Unhedged (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Barclays U.S. Corporate High Yield – 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
JPMorgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

Loomis, Sayles & Company, L.P.
Daniel J. Fuss, CFA, CIC Executive Vice President and Vice Chairman	Since June 2008
Matthew J. Eagan, CFA Vice President	Since June 2008
Elaine Stokes Vice President	Since June 2008
Western Asset Management Company and Western Asset Management Company Limited
S. Kenneth Leech Chief Investment Officer	Since December 2006
Ian R. Edmonds Portfolio Manager	Since December 2006
Michael C. Buchanan Portfolio Manager	Since September 2009
Keith J. Gardner Portfolio Manager	Since December 2006
Andrew J. Belshaw Portfolio Manager	Since May 2014
Christopher Orndorff Portfolio Manager	Since May 2014
Gordon S. Brown Portfolio Manager	Since May 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

82 | GuideStone Funds Prospectus

GuideStone Funds Flexible Income Fund	Investor GFLZX

Investment Objective

The Flexible Income Fund seeks a high level of current income.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management fee	[0.70]%
Other expenses	[0.51]%
Acquired Fund fees and expenses	[0.02]%
Total annual operating expenses	[1.23]%
Fee waiver & expense reimbursement(1)	[(0.09)]%
Total annual operating expenses (after fee waiver & expense reimbursement)(2)	[1.14]%
(1)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 1.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The “Fee waiver and expense reimbursement” may also include the waiver of a shareholder service fee attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

(2)	The expense information has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 83

Principal Investment Strategies

•

The Fund invests mainly in a diversified portfolio of below investment grade fixed-income securities (“junk bonds”) with varying maturities across a broad number of issuers, borrowers and/or industries. Fixed-income securities can include floating rate loans, government notes and bonds, mortgage-backed and asset-backed securities, convertible debt securities, fixed and floating rate corporate debt securities and below investment grade debt securities.

•	The Fund invests primarily in:

•	Senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions.

•	High yield (below investment grade) and investment grade corporate securities located in the United States.

•

The average credit quality for the Fund’s portfolio will be greater than or equal to the “B” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund will invest its assets in high yield securities (“junk bonds”) and other instruments rated below investment grade (“Baa” category by Moody’s or the equivalent by S&P® or Fitch) but may invest up to 10% of its net assets in investment grade securities, including obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations.

•

The Fund does not focus on below investment grade fixed-income securities or other instruments with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range.

•

The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.

Principal Investment Risks

•

The Fund’s value will fluctuate in response to interest rates and other economic factors. The prices of fixed-income securities typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Lower-rated securities are generally more volatile. An investor in the Fund should be able to accept significant short-term fluctuations in value. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions.

•

High yield securities (“junk bonds”) involve greater risks of default and are more volatile than securities rated investment grade. Issuers of these securities may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be negatively affected by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.

•

Senior secured and unsecured floating rate loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. banks and other financial institutions (“Senior Loans”) and are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer’s capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are often below investment grade and are considered to be inherently speculative. If the Fund acquires a participation interest in a Senior Loan, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Senior Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

•

The Fund is subject to collateral risk. Senior Loans are generally secured by collateral and subject to restrictive covenants in favor of the lenders or security holders, including the Fund, that invest in them. In most loan agreements, there is no formal requirement to pledge additional collateral. Therefore, there is a risk that the value of the collateral securing a Senior Loan may decline after the Fund invests and that the collateral may not be sufficient to cover the amount owed to the Fund. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to the Fund. Unsecured loans are not secured by specific collateral and as a result are subject to greater risk that the value of the assets of the borrower may be insufficient to cover repayment and interest.

•

The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity. Senior Loans are often unrated and unassigned, may not have an active trading market and are generally subject to restrictions on transfer, and the Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Further, due to the unpredictable nature

84 | GuideStone Funds Prospectus

of the trading market for Senior Loans, the Fund may need to hold increased amounts of cash from time to time. Senior Loans may also be difficult to value.

•

The Fund may invest in U.S. dollar-denominated securities issued by foreign issuers and trading on U.S. exchanges. These securities are subject to many of the risks inherit in investing in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of the security. In additions, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•	The performance of the Fund will depend on how successfully the Sub-Adviser pursues its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return year ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Since Inception (7/1/2013)
Investor Class before taxes	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%
S&P/LSTA U.S. B- Ratings and Above Loan Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

GuideStone Funds Prospectus | 85

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

Shenkman Capital Management, Inc.
Mark R. Shenkman President and Chief Investment Officer	Since July 2013
David H. Lerner Senior Vice President and Portfolio Manager	Since September 2013
Jonathan Savas Senior Vice President and Portfolio Manager	Since July 2013

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

86 | GuideStone Funds Prospectus

GuideStone Funds Defensive Market Strategies Fund	Institutional GDMYX Investor GDMZX

Investment Objective

The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity market.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Market Strategies Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	[0.65]%	[0.65]%
Other expenses	[0.12]%	[0.42]%
Acquired Fund fees and expenses	[0.01]%	[0.01]%
Total annual operating expenses(1)	[0.78]%	[1.08]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 87

Principal Investment Strategies

•

To pursue its investment objective, the Fund utilizes principal investment strategies, managed by the Fund’s Sub-Advisers under the ultimate supervision of the Adviser. The principal strategies, when combined, are intended to result in the Fund obtaining investment returns consistent with the equity market, but with lower volatility when compared to the equity market. The Adviser determines the allocation of assets among the principal strategies and seeks to ensure an allocation that will allow the Fund to maintain its reduced volatility as compared to the broader market. Each Sub-Adviser is in turn responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

•	The principal strategies, and the range of assets that will be allocated to each, is as follows:

Principal Strategy	Range of Assets
Long Only Equity	30%-80%
Convertible Bond	0%-50%
Long-Short Equity	0%-35%
Options Equity	0%-35%

•

The Adviser monitors portfolio activity and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective.

•

The Long Only Equity Strategy is divided into two main components: a “value yield” component that focuses primarily on dividend paying stocks and a “U.S. defensive equity” component that focuses primarily on U.S. stocks with lower volatility compared to the broader equity market. Pursuant to the Long Only Equity Strategy, the Fund primarily invests in common stocks of U.S. companies but may also invest in common stocks of foreign companies either on a foreign exchange or through depositary receipts. The Fund may invest in common stocks of foreign companies in countries having economies and markets generally considered to be developed and, to a lesser extent, companies located in emerging markets. The Fund may also invest in preferred stocks and real estate investment trusts (“REITs”) and other real estate related companies.

•

The Convertible Bond Strategy involves investments in convertible securities. While the Fund has broad discretion to invest in all types of convertible securities of U.S. issuers, the Fund focuses primarily on investments in convertible bonds. These convertible securities will tend to have valuations more closely aligned with a company’s bonds than common stock. The Fund may also invest in convertible securities of non-U.S. issuers. The Fund may invest in obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations. The Fund may invest in both investment grade securities and high yield securities (“junk bonds”) subject to a maximum of 35% of its total assets in junk bonds (“Baa” category as rated by Moody’s Investors Service, Inc. or the equivalent by Standard and Poor’s® or Fitch, Inc.).

•

The Long-Short Equity Strategy involves a long component and a short component. The long component primarily involves investments in equity securities with a focus on growth. The short component involves making short sales of stocks. The Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.

•

The Options Equity Strategy seeks to capture potential value imbedded in equity index options’ pricing while holding a portfolio that is lower volatility than the broader U.S. equity markets. The strategy involves the Fund writing cash settled put and call options on a stock index that are significantly “out of the money,” and fully covering those written put and call options with a mixture of U.S. Treasury Bills and a portfolio of stocks that collectively has characteristics similar to the broader U.S. equity market. When the Fund writes a put option on an equity index, it agrees (in return for receipt of the option price) to pay the option holder, upon exercise of the option prior to, or upon expiration, the difference between the exercise price and price of the index if the index price is below the exercise price at the time of exercise or expiration. When a put option’s exercise price is lower than the price of the index, the put option is “out of the money.” When the Fund writes a call option on an index, it agrees (in return for receipt of the option price) to pay the option holder, upon exercise of the option prior to, or upon expiration, the difference between the exercise price and price of the index if the index price is above the exercise price at the time of exercise or expiration. When a call option’s exercise price is higher than the price of index, the call option is “out of the money.” By selling options that are significantly out of the money, the Fund seeks to profit from the sales price of the options while capitalizing on the general tendency of options that are significantly out of the money at the time of sale to expire without worth and without being exercised by the holder.

•

The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.

•

The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. The Fund may also use other types of derivative instruments, such as futures, options and forward contracts as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.

•	The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

88 | GuideStone Funds Prospectus

Principal Investment Risks

•	There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

•

The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate assets effectively among the Sub-Advisers overseeing the Fund’s principal strategies. There can be no assurance that the actual allocations will achieve the Fund’s investment objective. Similarly, there is no guarantee that the principal strategies will work effectively together to achieve the Fund’s investment objective or that a principal strategy will be effective in achieving its individual objectives.

•

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to general market declines or because of factors related to the issuing company or its industry.

•

Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.

•

The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.

•

Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

•

Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. In addition, the Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock.

•

Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.

•

REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The value of REITs may be more sensitive to high or rising interest rates and may decline in value as a result, or become less attractive investments.

•

The value of fixed-income securities held by the Fund will fluctuate in response to interest rates and other economic factors. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer including its credit standing and general economic conditions.

•

In addition to the interest rate and credit risks applicable to fixed-income securities, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”

•

The Fund is subject to the risk that REITs and other real estate related companies share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose

GuideStone Funds Prospectus | 89

appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.

•	There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

•

Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•

High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•	The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

•

Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investment held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying security selections.

•

The Fund expects to have a high portfolio turnover rate due to short-term trading. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The S&P 500® Index and Citigroup 3-Month Treasury Bill Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return year ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

90 | GuideStone Funds Prospectus

Average Annual Total Returns as of 12/31/14
	One Year	Since Inception (9/1/2011)
Investor Class before taxes	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

American Century Investment Management, Inc.
Phillip N. Davidson, CFA Chief Investment Officer – U.S. Value Equity, Sr. Vice President and Sr. Portfolio Manager	Since September 2011
Michael Liss, CFA, CPA Vice President and Sr. Portfolio Manager	Since September 2011
Kevin Toney, CFA Vice President and Sr. Portfolio Manager	Since September 2011
AQR Capital Management, LLC
Jacques A. Friedman Principal	Since September 2011
Lars Nielsen Principal	Since September 2011
Parametric Portfolio Associates LLC
Jay Strohmaier, CFA Senior Portfolio Manager	Since March 2014
Daniel Wamre, CFA Portfolio Manager	Since March 2014
Alex Zweber, CFA Portfolio Manager	Since March 2014
Shenkman Capital Management, Inc.
Mark R. Shenkman President and Chief Investment Officer	Since September 2011
Raymond F. Condon Sr. Vice President and Portfolio Manager	Since September 2011

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 91

GuideStone Funds Real Assets Fund	Investor GRAZX

Investment Objective

The Real Assets Fund seeks long-term capital appreciation and income consistent with protection from inflation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Real Assets Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management fee	0.10%
Other expenses	[1.04]%
Acquired Fund fees and expenses	[0.73]%
Total annual operating expenses	[1.87]%
Fee waiver & expense reimbursement(1)	[(0.79)]%
Total annual operating expenses (after fee waiver & expense reimbursement)(2)	[1.08]%
(1)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.35% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The “Fee waiver and expense reimbursement” may also include the waiver of a shareholder service fee attributable to the Fund’s investment in the Flexible Income Fund and/or Global Natural Resources Equity Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

(2)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

92 | GuideStone Funds Prospectus

Principal Investment Strategies

•

To pursue its investment objective, the Fund allocates assets among certain Select Funds and other investments (“underlying funds”), which include other open-end management investment companies that invest in various asset classes in order to pursue an overall real return investment strategy under the ultimate supervision of the Adviser. In the Fund’s pursuit of “real return” the Fund will invest in “real asset classes” which are defined broadly by the Fund to include any financial or physical assets that historically provide a rate of return at or above the rate of inflation over the long term. The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the underlying funds.

Underlying Funds	Target	Range
GuideStone Funds Inflation Protected Bond Fund	33.0%	20-50%
GuideStone Funds Global Natural Resources Equity Fund	17.5%	10-30%
Credit Suisse Commodity Return Strategy Fund(1)	17.5%	10-25%
GuideStone Funds Flexible Income Fund(2)	17.0%	10-30%
GuideStone Funds Real Estate Securities Fund	15.0%	5-25%
(1)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(2)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.

•

Target allocations represent the Fund’s current target for investments among the underlying funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval. The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying funds.

Principal Investment Risks

•

The Fund’s value will go up and down in response to changes in the share prices of the underlying funds. There is no guarantee that the underlying funds or their investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.

•

Because the Fund owns an underlying fund that invests in high yield securities (“junk bonds”), the Fund is subject to risks that the junk bonds may default and are more volatile than securities rated investment grade. Issuers of these securities may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•

Because the Fund owns an underlying fund that invests in inflation-indexed bonds, the Fund is subject to risks related to the periodic adjustment of interest and/or principal payments on these securities due to changes in inflation, and the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the underlying fund may have no income to distribute. Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in an underlying fund that invests in inflation-indexed bonds.

•

Floating rate loans are often below investment grade and considered to be inherently speculative. In addition, floating rate loans generally are subject to restrictions on transfer, and an underlying fund in which the Fund invests may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than their fair market value. An underlying fund may find it difficult to establish a fair value for floating rate loans held by it. There is a risk that the value of the collateral securing a loan may decline after the underlying fund invests and that the collateral may not be sufficient to cover the amount owed to it. In the event the borrower defaults, the underlying fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral is sufficient to satisfy the borrower’s obligations to the first lien secured lenders and even then, the remaining collateral may not be sufficient to cover the amount owed to it. If the underlying fund acquires a participation interest in a loan, it may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions.

•

Because the Fund owns underlying funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

GuideStone Funds Prospectus | 93

•

To the extent the underlying funds invest more heavily in particular sectors, the Fund’s performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may move up and down more than the broader market. The instruments or industries that constitute a sector may all react in the same way to economic, political or regulatory events. Alternatively, the lack of exposure to one or more sectors may adversely affect performance. Because the Fund is focused on inflation and not broad market performance, the underlying funds in which the Fund invests may hold a limited number of securities and may at times be substantially over- and under-weighted in certain economic sectors. As such, the Fund’s performance is likely to be disproportionately affected by the factors influencing those sectors. To the extent the underlying funds emphasize the real estate sector, energy sector, materials sector or a combination of those sectors, your investment in the Fund will be linked to the performance of one or multiple sectors, and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

•

Because the Fund owns an underlying fund that invests in natural resources industries, the Fund is subject to an increased risk of loss. Natural resources may be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

•

Because the Fund owns an underlying fund that invests in commodities, it is subject to commodities risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the underlying fund focuses its investments in a particular commodity in the commodities market, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

•

Because the Fund owns an underlying fund that buys investments in real estate investment trusts (“REITs”) and other investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

•

Investment by an underlying fund in medium-sized stocks involves greater risk than investing in larger company stocks. The risks associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.

•

Investment by an underlying fund in small-cap companies may involve greater risk and may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.

•

Because the Fund owns underlying funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investment by an underlying investment in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•	Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by an underlying fund in which the Fund invests.

•

To the extent that the Fund owns an underlying fund that invests in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•

Although the Fund is intended to provide a measure of protection against inflation, it is possible that it will not do so to the extent intended. The Fund’s investments may be adversely affected to a greater extent than other investments during deflationary periods.

•

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the underlying funds directly, to the extent permitted.

94 | GuideStone Funds Prospectus

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, FTSE EPRA/NAREIT Developed Index and Bloomberg Commodity Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return year ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Since Inception (7/1/2013)
Investor Class before taxes	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser and Portfolio Managers

GuideStone Capital Management, LLC
Ronald C. Dugan, Jr., CFA, CPA President	Since July 2013
Matt L. Peden, CFA Vice President and Chief Investment Officer	Since July 2013
Tim Bray, CFA, CAIA Portfolio Manager	Since April 2014

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 95

GuideStone Funds Equity Index Fund	Institutional GEQYX Investor GEQZX

Investment Objective

The Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	[0.10]%	[0.10]%
Other expenses	[0.10]%	[0.36]%
Total annual operating expenses(1)	[0.20]%	[0.46]%

(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

96 | GuideStone Funds Prospectus

Principal Investment Strategies

•

Under normal market conditions, the Fund will invest substantially all (at least 80%) of its total assets in the equity securities (primarily common stocks) of the companies that make up the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index.

•	The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures and swap agreements, that are based on:

•	The S&P 500® Index;

•	Companies included in the S&P 500® Index; or

•	Stock indices other than but similar to the S&P 500® Index.

•

The companies chosen for inclusion in the S&P 500® Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor’s® (“S&P®”). However, companies are not selected for inclusion by S&P® because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

•

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500® Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser(s) buys and sells securities in response to changes in the S&P 500® Index. Because the Fund has fees and transaction expenses (while the S&P 500® Index has none), returns are likely to be below those of the S&P 500® Index.

•

The correlation between the Fund’s performance and the S&P 500® Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of social investment policies and restrictions (100% would indicate perfect correlation).

•

The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.

Principal Investment Risks

•	There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

•

There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

•

The Fund’s return may not match the return of the S&P® Index for a number of reasons, including operating and brokerage expenses incurred by the Fund, reserves of cash held by the Fund to meet redemptions, and/or lack of precise correlation with the S&P® Index.

•

There is a risk that the Fund, which is passively managed, may not perform as well as funds with more traditional methods of investment management, such as selecting securities based on economic, financial and market analysis.

•	The Fund must pay various expenses, while the S&P 500® Index’s total return does not reflect any expenses.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

GuideStone Funds Prospectus | 97

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Adviser and Portfolio Managers

Northern Trust Investments, Inc.
Brent D. Reeder Senior Vice President	Since August 2001
Lucia A. Johnston Vice President	Since August 2001

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

98 | GuideStone Funds Prospectus

GuideStone Funds Real Estate Securities Fund	Institutional [GREYX] Investor GREZX

Investment Objective

The Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Securities Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	[0.73]%	[0.73]%
Other expenses	[0.10]%	[0.38]%
Total annual operating expenses(1)	[0.83]%	[1.11]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 99

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund defines a real estate related company as one that derives at least 50% of its revenue from, or has at least 50% of the value of its assets in, real estate, including the ownership, construction, management or sale of real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.

•

A Sub-Adviser generally looks for real estate securities that have the potential to provide superior returns to the Fund and focuses on companies with the potential for stock price appreciation and a record of paying dividends.

•

The Fund may invest in equity securities of REITs and other real estate related companies located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of REITs and other real estate related companies located in emerging markets.

•	The Fund is non-diversified and will invest primarily in equity REITs, including, but not limited to, mortgage and hybrid REITs, but, in changing market conditions, may invest in other types of REITs.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers use different investment techniques to identify securities that they each believe would be the most profitable to the Fund over the long term. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•	There is no guarantee that the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or real estate market, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.

•

The Fund concentrates its assets in the real estate industry, so an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

•

The Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others. As such, its performance would be especially sensitive to developments that significantly affect those businesses.

•

In addition, equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit they extend. Equity and mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

•

The Fund is subject to interest rate risk, which is the risk that REITs and other real estate related company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.

•

Some of the REITs and other real estate related company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

•

Small-sized companies have historically been more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

100 | GuideStone Funds Prospectus

•

Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.

•

The Fund is “non-diversified,” meaning it may invest in securities of relatively few issuers and the performance of one or a small number of issuers may affect overall Fund performance more than if the Fund invested in a larger number of issuers.

•	The performance of the Fund will depend on how successfully its Sub-Advisers pursue their investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for an unregistered predecessor fund with substantially similar investment objectives, policies and strategies of the Investor Class shares of the Fund can be found in the section entitled “Related Performance Information” beginning on page 163. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31*

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]
*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.

Average Annual Total Returns as of 12/31/14*
	One Year	Five Years	Since Inception (12/29/2006)
Investor Class before taxes	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
*

Prior to the date of this Prospectus the Institutional Class had not commenced operations, therefore, the performance in the following bar chart is that of the Investor Class. The returns of the Institutional Class would have been substantially similar to those presented because the shares are invested in the same portfolio of securities and the annual return would differ only to the extent that the Institutional Class does not have the same expenses as the Investor Class. However, because the Investor Class has higher expenses, its performance typically would have been lower than that of the Institutional Class.

(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). [The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.]

GuideStone Funds Prospectus | 101

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Adviser and Portfolio Managers

Heitman Real Estate Securities, LLC, Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH
Tim Pire, CFA Chief Investment Strategist	Since September 2013
Jerry Ehlinger, CFA Managing Director and Portfolio Manager – North America	Since December 2013
Mark Abramson Managing Director and Portfolio Manager – Europe	Since September 2013
John White Managing Director and Portfolio Manager – Asia-Pacific	Since September 2013
RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited
Daniel Ekins Managing Director	Since September 2013
John Hammond Managing Director	Since September 2013
Joseph D. Fisher, CFA Director	Since August 2013
Chris Robinson Director	Since September 2013
David W. Zonavetch, CPA Director	Since August 2013

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

102 | GuideStone Funds Prospectus

GuideStone Funds Value Equity Fund	Institutional GVEYX Investor GVEZX

Investment Objective

The Value Equity Fund seeks to provide long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management fee	[0.56]%	[0.56]%
Other expenses	[0.06]%	[0.32]%
Total annual operating expenses(1)	[0.62]%	[0.88]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 103

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund is diversified and focuses on large- and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.

•	These stocks typically have lower price-to-earnings ratios, lower asset valuations and/or higher dividend yields relative to the U.S. market as a whole.

•

The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars, and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment styles to identify securities it believes are undervalued or are generally out of favor with investors. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•	There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.

•

There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).

•

Medium-sized company stocks have historically been subject to greater investment risk than large-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.

•

The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•	The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

104 | GuideStone Funds Prospectus

Average Annual Total Returns as of 12/31/14
	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

AJO, LP
Theodore R. Aronson Principal	Since June 2006
Gina Marie N. Moore Principal	Since June 2006
Martha E. Ortiz Principal	Since June 2006
R. Brian Wenzinger Principal	Since January 2007
Christopher J.W. Whitehead Principal	Since December 2009

Barrow, Hanley, Mewhinney & Strauss, LLC
Ray Nixon, Jr. Executive Director	Since August 2001
Jeff G. Fahrenbruch, CFA Managing Director	Since October 2012
David W. Ganucheau, CFA Managing Director	Since October 2012

Northern Trust Investments, Inc.
Brent D. Reeder Senior Vice President	Since August 2001
Lucia A. Johnston Vice President	Since August 2001

TCW Investment Management Company
Diane Jaffee, CFA Senior Portfolio Manager and Group Managing Director	Since June 2006

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

GuideStone Funds Prospectus | 105

GuideStone Funds Growth Equity Fund	Institutional GGEYX	Investor GGEZX

Investment Objective

The Growth Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	[0.73]%	[0.73]%
Other expenses	[0.06]%	[0.32]%
Total annual operating expenses(1)	[0.79]%	[1.05]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

106 | GuideStone Funds Prospectus

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund is diversified and focuses its investments in large- and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to have above-average potential for growth in revenue and earnings.

•

The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars, regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets and foreign equity securities (including non-U.S. dollar denominated securities).

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. Each Sub-Adviser uses both fundamental research and quantitative analysis to select securities it believes have above-average growth prospects but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth or unanticipated positive earnings. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•	There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

•

Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

•

There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

•

Medium-sized company stocks have historically been subject to greater investment risk than large-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.

•

The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•	The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

GuideStone Funds Prospectus | 107

Average Annual Total Returns as of 12/31/14

	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

Brown Advisory, LLC
Kenneth M. Stuzin, CFA Partner	Since June 2013
Jackson Square Partners, LLC
Jeffrey S. Van Harte, CFA Chairman and Chief Investment Officer	Since [March 2015]
Christopher J. Bonavico, CFA Portfolio Manager	Since [March 2015]
Daniel J. Prislin, CFA Portfolio Manager	Since [March 2015]
Christopher M. Ericksen, CFA Portfolio Manager	Since [March 2015]
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari Vice President and Portfolio Manager	Since [March 2015]
Marsico Capital Management, LLC
Thomas F. Marsico Chief Executive Officer and Chief Investment Officer	Since October 2003
Coralie Witter, CFA Portfolio Manager and Senior Analyst	Since April 2011
Kevin Boone Portfolio Manager and Senior Analyst	Since January 2015
Sands Capital Management, LLC
Frank M. Sands Chief Executive Officer and Chief Investment Officer	Since October 2003
Thomas M. Ricketts, CFA Sr. Research Analyst, Sr. Portfolio Manager and Executive Managing Director	Since January 2009
A. Michael Sramek, CFA Sr. Research Analyst, Sr. Portfolio Manager and Managing Director	Since June 2013

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

108 | GuideStone Funds Prospectus

GuideStone Funds Small Cap Equity Fund	Institutional GSCYX	Investor GSCZX

Investment Objective

The Small Cap Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Equity Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	[0.97]%	[0.97]%
Other expenses	[0.05]%	[0.31]%
Acquired Fund fees and expenses	[0.01]%	[0.02]%
Total annual operating expenses(1)	[1.03]%	[1.30]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 109

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000® Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of May 31, 2014, the market capitalization in the Russell 2000® Index ranged from $169 million to $4.1 billion. The Fund’s portfolio is not limited to the stocks listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.

•

The Fund is generally diversified with respect to stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

•

The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars, and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

•	The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select securities that they believe have favorable investment characteristics but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts or quality of management. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•	There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

•

The Fund invests primarily in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

•	The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

•	The Fund may invest in initial public offerings which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

•

Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•	The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

110 | GuideStone Funds Prospectus

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14

	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

AJO, LP
Theodore R. Aronson Principal	Since August 2001
Gina Marie N. Moore Principal	Since August 2001
Martha E. Ortiz Principal	Since August 2001
R. Brian Wenzinger Principal	Since January 2007
Christopher J.W. Whitehead Principal	Since December 2009
Columbus Circle Investors
Clifford G. Fox, CFA Sr. Managing Director and Portfolio Manager	Since March 2009
Katerina Wasserman Sr. Vice President and Portfolio Manager	Since October 2009
RBC Global Asset Management (U.S.) Inc.
Lance F. James Managing Director and Senior Portfolio Manager	Since June 2013
Snow Capital Management L.P.
Joshua R. Schachter, CFA Portfolio Manager and Principal	Since April 2014
Anne S. Wickland Co-Portfolio Manager and Principal	Since April 2014

GuideStone Funds Prospectus | 111

TimesSquare Capital Management, LLC
Grant Babyak Chief Executive Officer and Portfolio Manager	Since August 2002
Kenneth Duca, CFA Director and Portfolio Manager/Analyst	Since December 2007

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

112 | GuideStone Funds Prospectus

GuideStone Funds International Equity Fund	Institutional GIEYX	Investor GIEZX

Investment Objective

The International Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	[0.73]%	[0.73]%
Other expenses	[0.35]%	[0.62]%
Acquired Fund fees and expenses	[0.01]%	[0.01]%
Total annual operating expenses(1)	[1.09]%	[1.36]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 113

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

•

The Fund primarily invests in common stocks of foreign companies in countries having economies and markets generally considered to be developed, but may also invest in common stocks of foreign companies located in emerging markets.

•	Common stocks of foreign companies are predominantly traded on foreign stock exchanges.

•	Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

•

The Fund may invest to a lesser extent in American Depositary Receipts and Global Depositary Receipts and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.

•

The Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets. When the Fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.

•

The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. The Fund may also use other types of derivative instruments, such as futures, options, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.

•	The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•	There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

•

Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

•

Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•

The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.

114 | GuideStone Funds Prospectus

•

The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.

•

Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•	At times, the Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

•	The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return years ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14

	One Year	Five Years	Ten Years	Since Inception (8/27/2001)
Investor Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%	[ ]%	[ ]%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

GuideStone Funds Prospectus | 115

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

AQR Capital Management, LLC
Clifford S. Asness, Ph.D. Managing and Founding Principal	Since March 2008
John M. Liew, Ph.D. Managing and Founding Principal	Since March 2008
Jacques Friedman Principal	Since March 2008
Oktay Kurbanov Principal	Since March 2008
Lars Nielsen Principal	Since March 2008
Baillie Gifford Overseas Limited
James Anderson Head of Long Term Global Growth and Portfolio Manager	Since June 2011
Sarah Whitley Head of Japanese Equity and Portfolio Manager	Since June 2011
Kavé Sigaroudinia Portfolio Manager	Since June 2011
Tom Coutts Head of European Equities and Portfolio Manager	Since June 2011
Lawrence Burns Portfolio Manager	Since October 2012
Nick Thomas, CFA Director, Institutional Clients Department and Portfolio Manager	Since June 2011
David Salter Director, Institutional Clients Department	Since June 2011
Barrow, Hanley, Mewhinney & Strauss, LLC
David A. Hodges, CFA Managing Director and Portfolio Manager	Since April 2012
Randolph S. Wrighton, Jr., CFA Managing Director and Assistant Portfolio Manager	Since April 2012
MFS Institutional Advisors, Inc.
Marcus L. Smith Investment Officer	Since June 2011
Mondrian Investment Partners Ltd.
Elizabeth Desmond, CFA Chief Investment Officer – International Equities	Since August 2001
Russell J. Mackie Senior Portfolio Manager	Since August 2001
Bilgin Soylu, Ph.D. Portfolio Manager	Since August 2001
Philadelphia International Advisors, L.P.
Andrew B. Williams, CFA President and Lead Portfolio Manager	Since August 2001
Robert Benthem de Grave Analyst and Partner	Since August 2001
Stephen Dolce, CFA Analyst and Partner	Since July 2010
Wei Huang, CFA Analyst and Partner	Since July 2012

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

116 | GuideStone Funds Prospectus

GuideStone Funds Emerging Markets Equity Fund	Institutional GEMYX Investor GEMZX

Investment Objective

The Emerging Markets Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Equity Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management fee	[1.11]%	[1.11]%
Other expenses	[0.35]%	[1.14]%
Acquired Fund fees and expenses	[0.01]%	[0.01]%
Total annual operating expenses	[1.47]%	[2.26]%
Fee waiver & expense reimbursement(1)(2)	[(0.18)]%	[(0.70)]%
Total annual operating expenses (after fee waiver & expense reimbursement)(2)	[1.29]%	[1.56]%
(1)

The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 1.28% for the Institutional Class and 1.55% for the Investor Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2016. The “Fee waiver & expense reimbursement” may also include the waiver of shareholder service fees attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the Board of Trustees of GuideStone Funds.

(2)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Institutional Class	Investor Class
1 Year	$ [ ]	$ [ ]
3 Years	$ [ ]	$ [ ]
5 Years	$ [ ]	$ [ ]
10 Years	$ [ ]	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 117

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in equity securities that are economically tied to emerging markets. Equity securities may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies, and the Fund may invest in companies with any market capitalization. The Fund considers emerging markets to include any non-Canadian and non-American market that is not included in the MSCI EAFE Index. As of the date of this prospectus, the markets in the following countries are excluded from the term “emerging markets”: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In addition, the Fund’s investments in emerging markets may include investments in frontier markets, which are a sub-set of emerging markets that are investable but that may have lower market capitalization and liquidity and may be more politically unstable than more developed emerging markets. An issuer is considered to be from the country where it is located based on where it is headquartered or incorporated, where the majority of its assets are located and/or where it generates the majority of its operating income. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

•	Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

•	Common stocks of foreign companies are predominantly traded on foreign stock exchanges.

•

The Fund may invest to a lesser extent in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.

•

The Fund may use forward exchange contracts, options and futures on stock indices and swap agreements to gain exposure to foreign markets and currencies. The Fund may also use derivative instruments, such as futures, options, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.

•	The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•	There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

•

Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•

Investing in frontier markets involves greater risk than investing in traditional emerging markets because frontier countries generally have smaller economies, greater political instability and less developed capital markets, and as a result, the risks of investing in emerging market countries are magnified in frontier countries.

•

The Fund may invest in securities issued by foreign companies through ADRs, GDRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•

Medium-sized company stocks have historically been subject to greater investment risk than large-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.

118 | GuideStone Funds Prospectus

•

Small-sized companies have historically been more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•

Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

•

The Fund’s investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

•

Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

•	The Fund may have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

•	The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return year ended 12/31

[UPDATED BAR CHART TO BE INSERTED IN 485(b)]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

Average Annual Total Returns as of 12/31/14

	One Year	Since Inception (10/31/2013)
Investor Class before taxes	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%
Institutional Class before taxes	[ ]%	[ ]%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”). After-tax returns are shown for only the Investor Class. After-tax returns for the Institutional Class will vary.

GuideStone Funds Prospectus | 119

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

AQR Capital Management, LLC
Jacques A. Friedman Principal	Since October 2013
Oktay Kurbanov Principal	Since October 2013
Lars Nielsen Principal	Since October 2013
Genesis Asset Managers, LLP and Genesis Investment Management, LLP
Karen Yerburgh Managing Partner and Portfolio Manager	Since October 2013
Karen Royden Partner and Portfolio Manager	Since October 2013
Andrew Elder Partner and Portfolio Manager	Since October 2013

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

120 | GuideStone Funds Prospectus

GuideStone Funds Global Natural Resources Equity Fund	Investor GNRZX

Investment Objective

The Global Natural Resources Equity Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Natural Resources Equity Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investor Class
Management fee	[1.00]%
Other expenses	[0.37]%
Acquired Fund fees and expenses	[0.02]%
Total annual operating expenses(1)	[1.39]%
(1)	The expense information in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class
1 Year	$ [ ]
3 Years	$ [ ]
5 Years	$ [ ]
10 Years	$ [ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

GuideStone Funds Prospectus | 121

Principal Investment Strategies

•

The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of companies considered to be principally engaged in natural resources industries or that supply goods, technology and services to such companies. The Fund may invest in securities of issuers from a number of different countries, including the United States. The Fund’s portfolio is diversified among a number of companies across different industries and capitalization ranges.

•

Companies in natural resources industries include companies to be principally engaged in the discovery, development, production or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. For these purposes, “natural resources” generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners, service/ drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

•

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company’s assets, gross income, cash flow or net profits is committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in natural resources industries.

•

The Fund may invest in equity securities of issuers located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of foreign companies located in emerging markets.

•	Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

•

The Fund may invest in a company principally engaged in precious metal-related activities, which is one that derives at least 50% of its revenues from the exploration, mining or processing of or dealing in precious metals.

•	The Fund may invest up to 5% of its net assets in securities issued by other investment companies, including exchange-traded funds (ETFs).

•

Depending on market conditions, the Fund may at times, but will not necessarily, hold up to 20% of its assets in cash and cash equivalents, which could limit the ability of the Fund to meet its investment objectives.

•

The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

•	There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

•

The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor should be able to accept significant short-term fluctuations in value.

•

Investment in companies in natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations.

•

Concentrating investments in the natural resources industries increases the risk of loss because the securities of many or all of the companies in the natural resources industries may decline in value due to developments adversely affecting the industries, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if the natural resources industries do not perform as well as the Sub-Advisers expected. Prices of securities in the same industries may change collectively regardless of the merits of individual companies.

•

The Fund may be susceptible to financial, economic, political and/or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold may dramatically affect the profitability of companies in the gold industry.

122 | GuideStone Funds Prospectus

•

The Fund’s investments in companies engaged in precious metal-related activities may be significantly affected by developments in the precious metals industries and may be linked to the prices of gold and silver, or other precious metals. These prices can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, companies engaged in precious metal-related activities also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of mining precious metals is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions and seismic activity.

•

Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•	Investing in emerging markets involves greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•

Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

•

Medium-sized company stocks have historically been subject to greater investment risk than larger-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.

•

An investment in small- and micro-cap companies may involve greater risk and be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.

•

The Fund’s investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear it share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

•	To the extent that the Fund holds assets in cash and cash equivalents and not in the investments described, the ability of the Fund to meet its objective may be limited.

•

Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not always be complementary, which could adversely affect the performance of the Fund.

Performance

The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The MSCI World Commodity Producers Index and NYSE Arca Gold Miners Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Investor Class Annual Total Return year ended 12/31

[INSERT BAR CHART FROM 485(b) FILING DATED MAY 1, 2014]

Best Quarter: [ ]% [ ]	Worst Quarter: [ ]% [ ]

GuideStone Funds Prospectus | 123

Average Annual Total Returns as of 12/31/14
	One Year	Since Inception (7/1/2013)
Investor Class before taxes	[ ]%	[ ]%
Investor Class after taxes on distributions(1)	[ ]%	[ ]%
Investor Class after taxes on distributions and sale of Fund shares(1)	[ ]%	[ ]%
Composite Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
(1)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements (“IRAs”).

Management

Investment Adviser

GuideStone Capital Management, LLC

Sub-Advisers and Portfolio Managers

SailingStone Capital Partners LLC
MacKenzie B. Davis, CFA Managing Member	Since June 2014
Kenneth L. Settles, Jr., CFA Managing Member	Since June 2014
Van Eck Associates Corporation
Joseph Foster Portfolio Manager	Since July 2013
Charl P. de M. Malan Senior Analyst	Since July 2013
Imaru Casanova Senior Analyst	Since July 2013

Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary of Other Important Fund Information” on page 125.

124 | GuideStone Funds Prospectus

Summary of Other Important Fund Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund on any business day through our website at www.GuidesStoneFunds.com; by mail at GuideStone Funds, P.O. Box 9834, Providence, RI 02940-9886 (for overnight delivery, GuideStone Funds, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-1722); or by telephone at 1-888-GS-FUNDS (1-888-473-8637). (Purchases and redemptions by telephone are only permitted if you establish these options on your account.) You may also purchase or redeem shares of the Fund through certain other financial intermediaries. You may be charged a fee for effecting transactions through these financial intermediaries. The Funds reserve the right to refuse to accept investments at any time.

Investor Class Shares: Any individual or entity may invest in Investor Class shares by making a minimum initial investment of $1,000 per Fund. The $1,000 initial purchase minimum applies separately to each Fund of the Trust that you own. In addition, the following minimums apply to subsequent purchases of Investor Class shares of a Fund (however, if you have implemented asset allocation advice using GuideStone Advisors’ Guided Planning Services®, minimum subsequent purchase requirements do not apply):

Minimum Subsequent Purchases
Automatic Investment Plans	$ 100
Exchanges from another Fund	$ 250
IRAs	$ 100
GuideStone Investment Accounts and Uniform Gifts/Transfers to Minor Accounts	$ 100

Institutional Class Shares: Investors, other than Serviced Participant Directed Plans, as defined below, that invest a total of at least $1,000,000 in the Funds in the aggregate may invest in the Institutional Class shares of those Funds that offer that share class. Outside Service Plans are only eligible to purchase Investor Class shares, and may not purchase Institutional Class shares. GuideStone Service Plans are subject to the minimum investment requirements noted below under “GuideStone Service Plan Eligibility” in order to purchase Institutional Class shares. There are no minimum purchase requirements for subsequent investments in Institutional Class shares.

Investors holding Institutional Class shares prior to May 1, 2014, will continue to be eligible to purchase and hold Institutional Class shares irrespective of whether their initial investment exceeded $1,000,000. A shareholder of one class of a Fund who is or becomes eligible for another class of that Fund may elect to convert shares of that class to shares of the other class based on the relative NAVs of shares of each class; however, such a conversion will not be made automatically. A conversion of shares between classes of the same Fund will not be considered as a taxable transaction for federal income tax purposes.

At the discretion of the Adviser, the initial investment minimums and account size requirements noted for both Classes of shares may be waived.

If you purchase or redeem shares through an employee benefit plan which allows participants to direct their own investments in which recordkeeping and other administrative services are provided by GuideStone Financial Resources or its subsidiaries or a third-party service provider that receives shareholder service fees from the Funds or from GuideStone Financial Resources or GuideStone Resource Management, Inc. (“Service Participant Directed Plan”), please contact your employer, plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637).

If you purchase shares through a financial intermediary, please contact the financial intermediary directly.

Tax Information

A Fund’s distributions are taxable as ordinary income or long-term capital gains, except when your investment in a Fund is made through a 403(b), 401(k), IRA or other tax-deferred arrangements, from which withdrawals may be taxed when withdrawn from a tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund or its related companies may pay the intermediary for the sale of Fund shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information Regarding the Funds

What is a mutual fund?
A mutual fund pools shareholders’ money and, using professional management, invests in securities like stocks and bonds.

GuideStone Funds (the “Trust”) is a family of mutual funds that offers a selection of funds to investors, each with its own investment objective, strategies and risks. There is a separate Fund Summary for each Fund and other detailed information in the preceding pages. Please read each Fund Summary carefully before you invest. It is important that investors closely review and understand the risks of investing in the Funds.

The Trust’s Funds are divided into three groups:

Date Target Funds — Each Date Target Fund (see pages [    ] to [    ]) invests primarily in a diversified mix of the Select Funds that changes over time to meet a specified investment strategy. The Funds’ investment adviser believes that blending asset classes, investment styles and money managers may reduce risk over the long term. Each Date Target Fund invests in the Institutional Class of the Select Funds and the Credit Suisse Commodity Return Strategy Fund (which is not a not series of the Trust and is advised by unaffiliated adviser and certain of these Funds also invest in the Investor Class of the Flexible Income Fund and/or the Global Natural Resources Equity Fund).

•	MyDestination 2005 Fund
•	MyDestination 2015 Fund
•	MyDestination 2025 Fund
•	MyDestination 2035 Fund
•	MyDestination 2045 Fund
•	MyDestination 2055 Fund

Asset Allocation Funds — Each Asset Allocation Fund (see pages [    ] to [    ]) invests in a different mix of the Select Funds to meet a specified investment strategy. The Funds’ investment adviser believes that blending investment styles and money managers may reduce risk over the long term. Each Asset Allocation Fund invests in the Institutional Class of the Select Funds. Certain of these Funds also invest in the Investor Class of the Flexible Income Fund and/or Global Natural Resources Equity Fund.

•	Conservative Allocation Fund
•	Balanced Allocation Fund
•	Growth Allocation Fund
•	Aggressive Allocation Fund
•	Conservative Allocation Fund I
•	Balanced Allocation Fund I
•	Growth Allocation Fund I
•	Aggressive Allocation Fund I

Select Funds — Each Select Fund (see pages [    ] to [    ]) invests directly in different types of fixed-income obligations, stocks or other investments to meet its investment objective.

•    Money Market Fund

•    Low-Duration Bond Fund

•    Medium-Duration Bond Fund

•    Extended-Duration Bond Fund

•    Inflation Protected Bond Fund

•    Global Bond Fund

•    Flexible Income Fund

•    Defensive Market Strategies Fund

•    Real Assets Fund

•    Equity Index Fund

•    Real Estate Securities Fund

•    Value Equity Fund

•    Growth Equity Fund

•    Small Cap Equity Fund

•    International Equity Fund

•    Emerging Markets Equity Fund

•    Global Natural Resources Equity Fund

126 | GuideStone Funds Prospectus

Who is the Adviser?
GuideStone Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Adviser is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”). Rather than making the day-to-day investment decisions for the Select Funds, the Adviser retains the services of other investment management firms to do so. In addition, the Adviser allocates the Date Target Funds’, Asset Allocation Funds’ and Real Assets Fund’s investments among the Select Funds and other investments.

Each Select Fund, except the Real Assets Fund, uses various investment management firms (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage its assets. The Adviser reviews the Sub-Advisers’ performance, allocates the assets of a Select Fund among them and makes recommendations to the Trust’s Board of Trustees (“Board of Trustees”) regarding changes to the Sub-Advisers selected. The Select Funds may change Sub-Advisers without shareholder approval.

No Fund may invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. These investment restrictions may only be changed by the vote of the majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include Shares which have been repurchased or redeemed by the Trust.

Control by GuideStone Financial Resources: In accordance with the Trust’s trust instrument, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of the Trust. The Funds will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of the Trust.

The Funds are not insured or guaranteed by the Adviser, GuideStone Financial Resources, any bank, the FDIC or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

Date Target Funds glide path: The following graph illustrates how the Date Target Funds’ asset allocations are expected to vary over time. Generally, the Date Target Funds’ allocations will gradually shift from an emphasis on equity securities to an emphasis on fixed-income securities.

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Additional Investment & Risk Information

The following is a list of other investment strategies employed by the Funds and certain additional risks that may apply to your investments in the Funds. These are in addition to the principal investment strategies and risks listed in each Fund Summary. Further information about investment strategies and risks is available in the Trust’s Statement of Additional Information (“SAI”).

Temporary defensive positions: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Trust’s Money Market Fund, high quality short-term debt obligations and other money market instruments. During these periods, a Fund may not meet its investment objective.

Securities lending: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks. If the borrower of the security fails financially, there could be delays in recovering the loaned securities.

Depositary receipts: Depositary receipts, such as ADRs and GDRs, may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Additional interest rate risk: Due to recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, a Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, a Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s NAV to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting a Fund’s return.

Mortgage-backed and asset-backed obligations: The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Global Bond Fund and Flexible Income Fund may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Low-Duration Bond, Medium-Duration Bond, Extended-Duration Bond and Global Bond Funds’ use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for a Fund to seize if the borrower defaults. Because principal is paid back over the life of the security, rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium a Fund may have paid. Conversely, when interest rates rise, a Fund’s average maturity may lengthen due to a drop in prepayments. This may increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Municipal securities: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which a Fund invests may have an impact on the Fund’s share price. In addition, the secondary market for certain municipal bonds tends may not be as developed or liquid as other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.

The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties in the municipal securities market related to taxation or the rights of security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue collection from the project or asset. Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. To the extent that a Fund invests in “private activity bonds,” a part of its dividends will be a tax preference item for purposes of the federal alternative minimum tax. In addition, changes in market conditions and the financial condition of the issuers may adversely affect the yield and value of a Fund’s municipal securities investments.

Lower-rated debt securities: Lower-rated debt securities (commonly known as “junk bonds”) typically offer investors higher yields than other fixed income securities. The higher yields are usually justified by the weaker credit profiles of these issuers as compared to investment grade issuers. Lower-rated debt securities include debt obligations of all types issued by U.S. and non-U.S. corporate and governmental entities, including bonds, debentures and notes, loan interests and preferred stocks that have priority over any other class of stock of the entity as to the distribution of assets or the payment of dividends. A lower-rated debt security itself may be convertible into or exchangeable for equity securities, or it may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security.

128 | GuideStone Funds Prospectus

Floating rate loans: The Flexible Income Fund may invest a significant portion of its assets in senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions (“Senior Loans”) to corporate customers. Senior Loans hold a senior position in the capital structure of the borrower and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Senior Loans typically have rates of interest which are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.

Most loans are lower-rated investments. In the event a loan is not rated, it is likely to be the equivalent in quality to a lower-rated investment. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of borrowers, the Sub-Adviser will consider, and may rely in part, on analyses performed by others.

Inflation-linked debt securities: Inflation-linked debt securities are debt securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-linked debt securities will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Real estate investment trusts (“REITs”): A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on net income and gains distributed to shareholders, provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Duration: Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A Select Fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen a Select Fund’s duration. As the value of a security changes over time, so will its duration.

What are derivatives?

Derivatives are investments whose values are based on (or “derived” from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold and have market values that are regularly calculated and published.

Derivatives: The Select Funds may use long or short positions in derivatives such as, but not limited to, swaps, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market exposure, to maintain liquidity or to commit cash pending investment.

The Low-Duration Bond Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and options on mortgage backed securities (for investment purposes and as a substitute for cash bonds).

The Medium-Duration Bond Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options and futures contracts thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and U.S. Treasury futures and options (for investment purposes).

The Inflation Protected Bond Fund may use various types of derivative instruments including, but not limited to, U.S. and non-dollar futures, options, swaps, swaptions (for investment purposes and to hedge against fluctuations in interest rates); forward currency exchange contracts (to hedge against fluctuations in foreign currencies); and currency futures, swaps and options (for investment purposes and to hedge against fluctuations in foreign currencies).

The Global Bond Fund may use various types of derivative instruments including, but not limited to, futures contracts and options on futures (including U.S. Treasury futures contracts and options on futures) to alter the duration of the Fund and increase potential returns; forward currency exchange contracts (currency hedging); currency futures and options thereon (currency hedging); interest rate swaps, floors and caps (investment purposes); and credit default swaps and currency swaps (investment purposes and hedging).

The Defensive Market Strategies Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options and futures on stock indices to gain exposure to foreign markets and currencies.

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The Small Cap Equity Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts (currency hedging); currency futures and options thereon (currency hedging); interest rate swaps, floors and caps (investment purposes); credit default swaps (investment purposes); futures and options on stock indices (investment purposes); futures and options on U.S. Treasury securities (investment purposes); and currency swaps (investment purpose and currency hedging).

The International Equity Fund and Emerging Markets Equity Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies.

Each Date Target Fund and Asset Allocation Fund may invest up to 10% of its assets directly in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed-income markets on cash balances.

The Flexible Income Fund, Real Assets Fund and Global Natural Resources Equity Fund may invest their assets in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed-income markets on cash balances.

The Funds’ use of derivatives may reduce their return and increase volatility. An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. A small investment in derivatives could have a potentially significant impact on a Fund’s performance. Derivatives are also subject to counterparty risk, which is the risk that the counterparty to the derivative instruments may fail to make required payments or otherwise comply with the derivative instruments’ terms. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. There is the risk that changes in the value of a derivative may not correlate well with an underlying asset, rate or index. Derivatives may also involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

Some derivatives the Funds use may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage could increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contracts or other economic variable. A Fund is required to segregate permissible liquid assets to cover its obligations relating to its purchase of certain derivative instruments.

Short sales: The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value up to 30% of its assets. When the Defensive Market Strategies Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The other Equity Funds and the Real Assets Fund may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund, Global Bond Fund, Flexible Income Fund and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. Short sales involve costs and risks. The Funds must pay the lender interest on securities they borrow, and the Funds will lose money if the price of the security increases between the time of the short sale and the date when the Funds replace the borrowed securities.

The Defensive Market Strategies Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Defensive Market Strategies Fund’s gains or losses.

Fund of funds: In managing the Date Target Funds, Asset Allocation Funds and Real Assets Fund, the Adviser will have the authority to select and substitute Select Funds in which to invest. The Real Assets Fund may also invest in other investments, including other open-end investment management companies. The Adviser’s selection of the Select Funds may have a positive or negative effect on its revenues and/or profits. In addition to the fees directly associated with the Date Target Funds, Asset Allocation Funds and Real Assets Fund, these Funds will indirectly bear the fees of the Select Funds, which include investment advisory fees paid to the Adviser, and other investments.

An investor may invest directly in the Select Funds. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Select Funds instead of in the Date Target Funds, Asset Allocation Funds and Real Assets Fund. However, an investor who chooses to invest directly in the Select Funds would not receive the asset allocation and rebalancing services provided by the Adviser.

Money market fund regulation: In July 2014, the SEC adopted additional amendments to money market fund regulations intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. In general, the amendments require money market funds that do not meet the definitions of a retail money market fund or government money market fund to transact at a floating rate net NAV per share (similar to all other non-money market mutual funds), instead of at a $1 stable share price, as has traditionally been the case. The amendments also permit all money market funds to impose liquidity fees and redemption gates for use in times of market stress. The SEC also adopted additional diversification, stress testing and disclosure measures. The amendments represent significant departures from the traditional operation of money market funds, and the impact that these amendments might have on funds that invest in money market funds is unclear. The amendments generally are not effective until October 2016.

130 | GuideStone Funds Prospectus

Portfolio turnover: Portfolio turnover measures how frequently securities held by a mutual fund are bought and sold. Portfolio turnover rates for the Funds may be somewhat higher than the rates of other similar mutual funds that have a single manager. Each of the Funds’ Sub-Advisers makes decisions to buy or sell securities independently from other Sub-Advisers based on the Sub-Adviser’s adherence to its stated investment strategies, as directed by the Adviser, and compliance with the relevant Fund’s investment objective, policies and limitations. When a Fund replaces a Sub-Adviser, the new Sub-Adviser may restructure the portfolio account. In addition, portfolio turnover may be attributable to a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. Higher portfolio turnover rates (100% or more) may result in higher levels of realized gains or losses and/or may increase expenses. Tax effects and trading costs associated with portfolio turnover may result in lower investment returns. Additional information on the Funds’ portfolio turnover can be found in the section entitled “Financial Highlights.”

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Additional Information About Performance Benchmarks

The annual total return of each Fund is compared to broad-based and/or composite indices to assess risk and performance. The following summary provides additional information regarding these indices to which each Fund’s performance is compared. Each index is unmanaged and not available for direct investment.

MyDestination 2005 Fund: The Fund’s performance is compared to a Composite Index, the Bank of America Merrill Lynch 1-3 Year Treasury Index, the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index.

•

The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests, and its construction corresponds to the percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds. As the percentage allocations to the underlying investments change over time according to the MyDestination Funds® glide path, the percentage allocations to the Composite Index will change. The Composite Index is derived by applying the Fund’s target allocations over time to the results of the following indices. As of December 2014, the Composite Index consisted of [    ]% of the Bank of America Merrill Lynch 1-3Year Treasury Index, [    ]% of the Barclays U.S. Aggregate Bond Index, [    ]% of the Barclays Global Aggregate Bond Index – Unhedged, [    ]% of the Barclays U.S. Corporate High Yield – 2% Issuer Capped Index, [    ]% of the J.P. Morgan Emerging Markets Bond Index Plus, [    ]% of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, [    ]% of the S&P 500® Index, [    ]% of the S&P/LSTA U.S. B– Ratings and Above Loan Index, [    ]% of the FTSE EPRA/NAREIT Developed Index, [    ]% of the Russell 1000® Value Index, [    ]% of the Russell 1000® Growth Index, [    ]% of the Russell 2000® Index, [    ]% of the Bloomberg Commodity Index, [    ]% of the MSCI World Commodity Producers Index, [    ]% of the NYSE Gold Miners Index, [    ]% of the MSCI EAFE Index and [    ]% of the MSCI Emerging Markets (EM) Index.

•	The Bank of America Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

•

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

•	The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

•

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

MyDestination 2015 Fund: The Fund’s performance is compared to a Composite Index, the Bank of America Merrill Lynch 1-3 Year Treasury Index, the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index.

•

The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests, and its construction corresponds to the percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds. As the percentage allocations to the underlying investments change over time according to the MyDestination Funds® glide path, the percentage allocations to the Composite Index will change. The Composite Index is derived by applying the Fund’s target allocations over time to the results of the following indices. As of December 2014, the Composite Index consisted of [    ]% of the Bank of America Merrill Lynch 1-3Year Treasury Index, [    ]% of the Barclays U.S. Aggregate Bond Index, [    ]% of the Barclays U.S. Long-Term Government Bond Index, [    ]% of the Barclays U.S. Long-Term Credit Bond Index, [    ]% of the Barclays Global Aggregate Bond Index – Unhedged, [    ]% of the Barclays U.S. Corporate High Yield – 2% Issuer Capped Index, [    ]% of the J.P. Morgan Emerging Markets Bond Index Plus, [    ]% of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, [    ]% of the S&P 500® Index, [    ]% of the S&P/LSTA U.S. B– Ratings and Above Loan Index, [    ]% of the FTSE EPRA/NAREIT Developed Index, [    ]% of the Russell 1000® Value Index, [    ]% of the Russell 1000® Growth Index, [    ]% of the Russell 2000® Index, [    ]% of the Bloomberg Commodity Index, [    ]% of the MSCI World Commodity Producers Index, [    ]% of the NYSE Gold Miners Index, [    ]% of the MSCI EAFE Index and [    ]% of the MSCI Emerging Markets (EM) Index.

•	The Bank of America Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

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The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

•	The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

•

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

132 | GuideStone Funds Prospectus

MyDestination 2025 Fund: The Fund’s performance is compared to a Composite Index, the Bank of America Merrill Lynch 1-3 Year Treasury Index, the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index.

•

The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests, and its construction corresponds to the percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds. As the percentage allocations to the underlying investments change over time according to the MyDestination Funds® glide path, the percentage allocations to the Composite Index will change. The Composite Index is derived by applying the Fund’s target allocations over time to the results of the following indices. As of December 2014, the Composite Index consisted of [    ]% of the Bank of America Merrill Lynch 1-3Year Treasury Index, [    ]% of the Barclays U.S. Aggregate Bond Index, [    ]% of the Barclays U.S. Long-Term Government Bond Index, [    ]% of the Barclays U.S. Long-Term Credit Bond Index, [    ]% of the Barclays Global Aggregate Bond Index – Unhedged, [    ]% of the Barclays U.S. Corporate High Yield – 2% Issuer Capped Index, [    ]% of the J.P. Morgan Emerging Markets Bond Index Plus, [    ]% of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, [    ]% of the S&P 500® Index, [    ]% of the S&P/LSTA U.S. B– Ratings and Above Loan Index, [    ]% of the FTSE EPRA/NAREIT Developed Index, [    ]% of the Russell 1000® Value Index, [    ]% of the Russell 1000® Growth Index, [    ]% of the Russell 2000® Index, [    ]% of the Bloomberg Commodity Index, [    ]% of the MSCI World Commodity Producers Index, [    ]% of the NYSE Gold Miners Index, [    ]% of the MSCI EAFE Index and [    ]% of the MSCI Emerging Markets (EM) Index.

•	The Bank of America Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

•

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

•	The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

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The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

MyDestination 2035 Fund: The Fund’s performance is compared to a Composite Index, the Bank of America Merrill Lynch 1-3 Year Treasury Index, the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index.

•

The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests, and its construction corresponds to the percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds. As the percentage allocations to the underlying investments change over time according to the MyDestination Funds® glide path, the percentage allocations to the Composite Index will change. The Composite Index is derived by applying the Fund’s target allocations over time to the results of the following indices. As of December 2014, the Composite Index consisted of [    ]% of the Barclays U.S. Aggregate Bond Index, [    ]% of the Barclays U.S. Long-Term Government Bond Index, [    ]% of the Barclays U.S. Long-Term Credit Bond Index, [    ]% of the Barclays Global Aggregate Bond Index – Unhedged, [    ]% of the Barclays U.S. Corporate High Yield – 2% Issuer Capped Index, [    ]% of the J.P. Morgan Emerging Markets Bond Index Plus, [    ]% of the FTSE EPRA/NAREIT Developed Index, [    ]% of the Russell 1000® Value Index, [    ]% of the Russell 1000® Growth Index, [    ]% of the Russell 2000® Index, [    ]% of the Bloomberg Commodity Index, [    ]% of the MSCI World Commodity Producers Index, [    ]% of the NYSE Gold Miners Index, [    ]% of the MSCI EAFE Index and [    ]% of the MSCI Emerging Markets (EM) Index.

•	The Bank of America Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

•

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

•	The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

•

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

MyDestination 2045 Fund: The Fund’s performance is compared to a Composite Index, the Bank of America Merrill Lynch 1-3 Year Treasury Index, the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index.

GuideStone Funds Prospectus | 133

•

The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests, and its construction corresponds to the percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds. As the percentage allocations to the underlying investments change over time according to the MyDestination Funds® glide path, the percentage allocations to the Composite Index will change. The Composite Index is derived by applying the Fund’s target allocations over time to the results of the following indices. As of December 2014, the Composite Index consisted of [    ]% of the Barclays U.S. Long-Term Government Bond Index, [    ]% of the Barclays U.S. Long-Term Credit Bond Index, [    ]% of the Barclays Global Aggregate Bond Index – Unhedged, [    ]% of the Barclays U.S. Corporate High Yield – 2% Issuer Capped Index, [    ]% of the J.P. Morgan Emerging Markets Bond Index Plus, [    ]% of the FTSE EPRA/NAREIT Developed Index, [    ]% of the Russell 1000® Value Index, [    ]% of the Russell 1000® Growth Index, [    ]% of the Russell 2000® Index, [    ]% of the Bloomberg Commodity Index, [    ]% of the MSCI World Commodity Producers Index, [    ]% of the NYSE Gold Miners Index, [    ]% of the MSCI EAFE Index and [    ]% of the MSCI Emerging Markets (EM) Index.

•	The Bank of America Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

•

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

•	The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

•

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

MyDestination 2055 Fund: The Fund’s performance is compared to a Composite Index, the Bank of America Merrill Lynch 1-3 Year Treasury Index, the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index.

•

The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests, and its construction corresponds to the percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds. As the percentage allocations to the underlying investments change over time according to the MyDestination Funds® glide path, the percentage allocations to the Composite Index will change. The Composite Index is derived by applying the Fund’s target allocations over time to the results of the following indices. As of December 2014, the Composite Index consisted of [    ]% of the Barclays Global Aggregate Bond Index – Unhedged, [    ]% of the Barclays U.S. Corporate High Yield – 2% Issuer Capped Index, [    ]% of the J.P. Morgan Emerging Markets Bond Index Plus, [    ]% of the FTSE EPRA/NAREIT Developed Index, [    ]% of the Russell 1000® Value Index, [    ]% of the Russell 1000® Growth Index, [    ]% of the Russell 2000® Index, [    ]% of the Bloomberg Commodity Index, [    ]% of the MSCI World Commodity Producers Index, [    ]% of the NYSE Gold Miners Index, [    ]% of the MSCI EAFE Index and [    ]% of the MSCI Emerging Markets (EM) Index.

•	The Bank of America Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

•

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

•	The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

•

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

Conservative Allocation Fund and Conservative Allocation Fund I: The Funds’ performance is compared to a Composite Index, the Bank of America Merrill Lynch 1-3 Year Treasury Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index.

•

The Composite Index shows how the Funds’ performance compares with the returns of an index of securities similar to those in which the Funds invest. The Composite Index is comprised of the Bank of America Merrill Lynch 1-3 Year Treasury Index, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, the Russell 3000® Index, the Barclays U.S. Aggregate Bond Index, the MSCI ACWI (All Country World Index) Ex-U.S. Index, the FTSE EPRA/NAREIT Developed Index, the MSCI World Commodity Producers Index and the S&P/LSTA U.S. B- Ratings and Above Loan Index, weighted [    ]%, [    ]%, [    ]%, [    ]%, [    ]%, [    ]%, [    ]% and [    ]%, respectively.

•	The Bank of America Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

134 | GuideStone Funds Prospectus

•

The Barclays U.S. Tips Index measures the performance of the U.S. Treasury Inflation Protected (“TIPS”) market and includes TIPS with one or more years remaining until maturity with total outstanding issue size of $500 million or more.

•	The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

•

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

•

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

•

The FTSE EPRA/NAREIT Developed Index is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.

•	The MSCI World Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors.

•

The S&P/LSTA U.S. B- Ratings and Above Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans rated B- or higher by S&P. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

Balanced Allocation Fund and Balanced Allocation Fund I: The Funds’ performance is compared to a Composite Index, the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index.

•

The Composite Index shows how the Funds’ performance compares with the returns of an index of securities similar to those in which the Funds invest. The Composite Index is comprised of the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index, the MSCI ACWI (All Country World Index) Ex-U.S. Index, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, the FTSE EPRA/NAREIT Developed Index, the MSCI World Commodity Producers Index and the S&P/LSTA U.S. B- Ratings and Above Loan Index, weighted 41%, 28%, 13%, 6%, 3%, 6% and 3%, respectively.

•

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

•	The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

•

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

•

The Barclays U.S. Tips Index measures the performance of the U.S. Treasury Inflation Protected (“TIPS”) market and includes TIPS with one or more years remaining until maturity with total outstanding issue size of $500 million or more.

•

The FTSE EPRA/NAREIT Developed Index is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.

•	The MSCI World Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors.

•

The S&P/LSTA U.S. B- Ratings and Above Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans rated B- or higher by S&P. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

Growth Allocation Fund and Growth Allocation Fund I: The Funds’ performance is compared to a Composite Index, the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index.

•

The Composite Index shows how the Funds’ performance compares with the returns of an index of securities similar to those in which the Funds invest. The Composite Index is comprised of the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index, the MSCI ACWI (All Country World Index) Ex-U.S. Index, the FTSE EPRA/NAREIT Developed Index and the MSCI World Commodity Producers Index, weighted 25%, 40%, 25%, 4% and 6%, respectively.

GuideStone Funds Prospectus | 135

•

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

•	The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

•

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

•

The FTSE EPRA/NAREIT Developed Index is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.

•	The MSCI World Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors.

Aggressive Allocation Fund and Aggressive Allocation Fund I: The Funds’ performance is compared to a Composite Index, the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index.

•

The Composite Index shows how the Funds’ performance compares with the returns of an index of securities similar to those in which the Funds invest. The Composite Index is comprised of the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. Index, weighted 60% and 40%, respectively.

•	The Russell 3000® Index is composed of 3,000 large companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

•

The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (ex-U.S.) and emerging markets.

Money Market Fund: The Fund’s performance is compared to the Citigroup 3-Month Treasury Bill Index.

•

The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of 3-month Treasury bills, consisting of an average of the last three 3-month U.S. Treasury bill issues.

Low-Duration Bond Fund: The Fund’s performance is compared to the Bank of America Merrill Lynch 1-3 Year Treasury Index.

•	The Bank of America Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

Medium-Duration Bond Fund: The Fund’s performance is compared to the Barclays U.S. Aggregate Bond Index.

•

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

Extended-Duration Bond Fund: The Fund’s performance is compared to a Composite Index, the Barclays U.S. Long-Term Credit Bond Index and the Barclays U.S. Long-Term Government Bond Index.

•

The Composite Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Composite Index is comprised of the Barclays U.S. Long-Term Government Bond Index and the Barclays U.S. Long-Term Credit Bond Index, each weighted 50%.

•

The Barclays U.S. Long-Term Credit Bond Index is composed of a subset of the Barclays U.S. Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

•

Barclays U.S. Long-Term Government Bond Index is composed of securities in the long (more than 10 years) range of the Barclays U.S. Government Index and is composed of a subset of the Barclays Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

Inflation Protected Bond Fund: The Fund’s performance is compared to the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index.

•

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of the U.S. Treasury Inflation Protected Securities (“TIPS”) market and includes TIPS with one or more years remaining until maturity with total outstanding issue size of $500 million or more.

136 | GuideStone Funds Prospectus

Global Bond Fund: The Fund’s performance is compared to a Composite Index, the Barclays Global Aggregate Bond Index — Unhedged, the Barclays U.S. Corporate High Yield – 2% Issuer Capped Index and the JPMorgan Emerging Markets Bond Index Plus.

•

The Composite Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Composite Index is comprised of the Barclays Global Aggregate Bond Index — Unhedged, the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the JPMorgan Emerging Markets Bond Index Plus, weighted 50%, 25% and 25%, respectively.

•	The Barclays Global Aggregate Bond Index — Unhedged is a broad-based measure of the global investment-grade fixed-rate debt markets.

•

The Barclays U.S. Corporate High Yield – 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High Yield Index that measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

•

The JPMorgan Emerging Markets Bond Index Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds and traded loans issued by sovereign entities.

Flexible Income Fund: The Fund’s performance is compared to the S&P/LSTA U.S. B- Ratings and Above Loan Index.

•

The S&P/LSTA U.S. B- Ratings and Above Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans rated B- or higher by S&P. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers.

Defensive Market Strategies Fund: The Fund’s performance is compared to a Composite Index, the S&P 500® Index and the Citigroup 3-Month Treasury Bill Index.

•

The Composite Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Composite Index is comprised of the S&P 500® Index and the Citigroup 3-Month Treasury Bill Index, each weighted 50%.

•

The S&P 500® Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

•

The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of 3-month Treasury bills, consisting of an average of the last three 3-month U.S. Treasury bill issues.

Real Assets Fund: The Fund’s performance is compared to a Composite Index, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, the FTSE EPRA/NAREIT Developed Index and the Bloomberg Commodity Index.

•

The Composite Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Composite Index is comprised of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index, the S&P/LSTA Leveraged Loan Index, the FTSE EPRA/NAREIT Developed Index, the MSCI World Commodity Producers Index, the NYSE Arca Gold Miners Index and the Bloomberg Commodity Index, weighted 33%, 17%, 15%, 14%, 4% and 17%, respectively.

•

The Barclays U.S. Tips Index measures the performance of the U.S. Treasury Inflation Protected (“TIPS”) market and includes TIPS with one or more years remaining until maturity with total outstanding issue size of $500 million or more.

•

The FTSE EPRA/NAREIT Developed Index is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.

•	The Bloomberg Commodity Index is composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc.

Equity Index Fund: The Fund’s performance is compared to the S&P 500® Index.

•

The S&P 500® Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of The McGraw-Hill Companies, Inc. The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

Real Estate Securities Fund: The Fund’s performance is compared to the FTSE EPRA/NAREIT Developed Index.

•

The FTSE EPRA/NAREIT Developed Index is designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate.

GuideStone Funds Prospectus | 137

Value Equity Fund: The Fund’s performance is compared to the Russell 1000® Value Index.

•

The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Growth Equity Fund: The Fund’s performance is compared to the Russell 1000® Growth Index.

•

The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Small Cap Equity Fund: The Fund’s performance is compared to the Russell 2000® Index.

•

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.

International Equity Fund: The Fund’s performance is compared to the MSCI EAFE Index (Net).

•	The MSCI EAFE Index (Net) is a free-float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

Emerging Markets Equity Fund: The Fund’s performance is compared to the MSCI Emerging Markets Index (Net).

•	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

•

Global Natural Resources Equity Fund: The Fund’s performance is compared to a Composite Index, the MSCI World Commodity Producers Index and the NYSE Arca Gold Miners Index. The Composite Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Composite Index is comprised of the MSCI World Commodity Producers Index and the NYSE Arca Gold Miners Index, weighted 75% and 25%, respectively.

•

The MSCI Commodity Producers Index is a free float-adjusted market capitalization index designed to reflect the performance of listed commodity producers across three industries: energy, metals and agriculture.

•	The NYSE Arca Gold Miners Index is comprised of publicly traded companies involved primarily in the mining for gold and silver. The Index includes common stocks and ADRs.

As cited herein, Russell Investment Group is the source and owner of trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

138 | GuideStone Funds Prospectus

Management of the Funds

Adviser

What is a manager of managers?

The Adviser does not make the day-to-day investment decisions for the Select Funds, except the Real Assets Fund. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Adviser continuously monitors the performance of these Sub-Advisers and allocates the assets of each Select Fund, except the Real Assets Fund, among them.

GuideStone Capital Management, LLC, an affiliate of GuideStone Financial Resources, is located at 2401 Cedar Springs Road, Dallas, TX 75201-1498 and serves as the Adviser to the Fund, under its Advisory Agreement with the Trust and subject to the supervision of the Board of Trustees. Ronald C. Dugan, Jr., CFA, Matt L. Peden, CFA, and Tim Bray, CFA, CAIA, serve as portfolio managers for the Date Target Funds, Asset Allocation Funds and Real Assets Fund. Messrs. Dugan and Peden are officers of the Adviser. Mr. Dugan, President of the Adviser, joined the predecessor of the Adviser in 2010 as Vice President and Investment Officer. Previously, Mr. Dugan was Managing Director, Equities at Russell Investments. Mr. Peden, Vice President and Chief Investment Officer, and Mr. Bray, Portfolio Manager, have worked for the Adviser or its predecessor for more than five years. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds can be found in the SAI.

The Adviser allocates each Date Target Fund’s, each Asset Allocation Fund’s and Real Assets Fund’s investments among all or some of the Select Funds and other investments. With respect to the Select Funds, except the Real Assets Fund, the Adviser is a “manager of managers,” continually monitoring the performance and operations of the Sub-Advisers and the allocation of the assets of certain Select Funds among them. The Adviser oversees each Sub-Adviser’s adherence to its stated investment strategies and compliance with the relevant Fund’s investment objective, policies and limitations. The Adviser recommends to the Board of Trustees the hiring of new Sub-Advisers. Any new Sub-Advisers must be approved by the Board of Trustees. The Trust has been granted an order from the SEC to allow the approval of new Sub-Advisers and Sub-Advisory Agreements without shareholder approval, provided that shareholders of the applicable Select Fund will be notified of such change within 90 days. The Adviser also has the authority to give investment instructions for the purpose of facilitating the transition of Fund assets between Sub-Advisers and unaffiliated underlying funds. Changes in a Fund’s sub-advisory arrangement(s) may result in increased transaction costs due to restructuring of the Fund’s portfolio, which may negatively affect the Fund’s performance. A discussion regarding the basis for the approval of the Advisory and Sub-Advisory Agreements by the Board of Trustees is available in the Semi-Annual Report dated June 30, 2014 and the Annual Report dated December 31, 2014.

GuideStone Financial Resources was established in 1918 and exists to assist churches and other ministry organizations by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. During the fiscal year ended December 31, 2014, each Fund paid monthly aggregate management fees to the Adviser and its respective Sub-Advisers at the following annual percentage rate of its average daily net assets:

Fund	Management Fee
MyDestination 2005 Fund	0.10%(1)
MyDestination 2015 Fund	0.10%(1)
MyDestination 2025 Fund	0.10%(1)
MyDestination 2035 Fund	0.10%(1)
MyDestination 2045 Fund	0.10%(1)
MyDestination 2055 Fund	0.10%(1)
Conservative Allocation Fund	0.10%(1)
Balanced Allocation Fund	0.10%(1)
Growth Allocation Fund	0.10%(1)
Aggressive Allocation Fund	0.10%(1)
Conservative Allocation Fund I	0.10%(1)
Balanced Allocation Fund I	0.10%(1)
Growth Allocation Fund I	0.10%(1)
Aggressive Allocation Fund I	0.10%(1)
Money Market Fund	0.16%
Low-Duration Bond Fund	0.34%
Medium-Duration Bond Fund	0.42%
Extended-Duration Bond Fund	0.48%
Inflation Protected Bond Fund	0.31%
Global Bond Fund	0.46%
Flexible Income Fund	0.75%
Defensive Market Strategies Fund	0.85%

GuideStone Funds Prospectus | 139

Fund	Management Fee
Real Assets Fund	0.10%(1)
Equity Index Fund	0.15%
Real Estate Securities Fund	0.70%
Value Equity Fund	0.63%
Growth Equity Fund	0.83%
Small Cap Equity Fund	0.84%
International Equity Fund	0.91%
Emerging Markets Equity Fund	1.17%
Global Natural Resources Equity Fund	1.06%

(1)

In addition, the Date Target Funds, Asset Allocation Funds and Real Assets Fund indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds and other investments.

[As of the February 26-27, 2015 meeting, the Board approved certain changes in these fees, subject to shareholder approval, as reflected in the Fees and Expenses table in the Summary section for each applicable Fund. For current management fees, please refer to the Fees and Expenses table in the Summary section for that Fund.]

The Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses as disclosed in the Fees and Expenses table in the Summary section for each applicable Fund, and as reflected in the table below for the following Funds:

Fund	Contractual Expense Limitation
	Institutional Class	Investor Class
Global Bond Fund	—	0.92%
Real Estate Securities Fund	—	1.12%
Small Cap Equity Fund	1.03%	1.29%

This contractual waiver and reimbursement applies to direct Fund operating expenses only and does not include interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities. Should it be needed, the contractual waiver and expense reimbursement will remain in place until April 30, 2016 for each applicable Fund. Pursuant to this arrangement, the Adviser may be reimbursed for expenses previously waived or reimbursed within three years of such waiver or reimbursement. The amount of the reimbursement may not exceed the expense limitation in place during the year in which the waiver or reimbursement was originally incurred.

For the Money Market Fund, the Sub-Adviser has voluntarily agreed to waive a fixed dollar amount of its sub-advisory fee, which agreement may be terminated upon a 30 day written notice. This waiver, as currently in effect, would reduce the total annual operating expenses of the Institutional Class to [0.18]% and would reduce the total annual operating expenses of the Investor Class to [0.41]%. In addition, GuideStone Financial Resources has voluntarily agreed to waive its shareholder servicing fees to the extent necessary to prevent a negative yield for the Investor Class, which agreement may be modified or terminated at any time by GuideStone Financial Resources. This waiver, as currently in effect, would reduce the total annual operating expenses of the Investor Class to [0.18]%.

Pursuant to a claim for exemption filed with the National Futures Association by the Adviser on behalf of each Fund, the Adviser is not deemed to be a commodity pool operator, and each Fund is not deemed to be a commodity pool, under the Commodity Exchange Act (“CEA”) and is not subject to registration or regulation as such under the CEA.

Sub-Advisers

What is a Sub-Adviser?

Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund’s assets that it manages, subject to the supervision of the Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Select Fund’s, except the Real Assets Fund, Sub-Advisers and their staff who are jointly and primarily responsible for the day-to-day management of the Select Funds’ assets. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Funds can be found in the SAI.

Money Market Fund:

BlackRock Advisors, LLC (“BA”), 100 Bellevue Parkway, Wilmington, Delaware 19809: Founded in 1994, BA is an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with $[            ] trillion in assets under management as of December 31, 2014.

Low-Duration Bond Fund:

BlackRock Financial Management, Inc. (“BFM”), 55 East 52nd Street, New York, New York 10055: Founded in 1994, BFM is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with $[            ] trillion in assets under management as of December 31, 2014. The Low-Duration Bond Fund portfolio account is managed by a team of investment professionals at BFM, including the following individuals who have day-to-day responsibility: Thomas F. Musmanno, CFA, and Scott MacLellan, CFA. BFM’s resources include over 150 sector specialists dedicated to fundamental fixed income responsible for sector oversight, research, analysis, security selection, and trade execution. The fixed-income team, using an approach that leverages the individual expertise of the team members, will manage an assigned portion of the Low-Duration Bond Fund utilizing BFM’s risk management analytics to regularly evaluate the composition of the Low-Duration Bond Fund. Messrs. Musmanno and MacLellan are senior members of the firm. Mr. Musmanno, Managing Director, is Head of Short Duration within the Multi-Sector Institutional division of Americas Fixed Income Alpha Strategies. Mr. MacLellan, Director, is a portfolio manager on the Short Duration team within the Multi-Sector Institutional division of Americas Fixed Income Alpha Strategies.

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Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed-income portfolios. PIMCO was one of the first investment managers to specialize in fixed-income and has successfully managed a total return strategy on behalf of clients since the 1970s. PIMCO had assets under management as of December 31, 2014 of approximately $[        ] trillion. Jerome Schneider is a Managing Director and head of the short-term and funding desk. He joined PIMCO in 2008 and has 20 years of investment experience. Mr. Schneider is responsible for the day-to-day management of an assigned portion of the Low-Duration Bond Fund.

Payden & Rygel, 333 South Grand Avenue, Los Angeles, California 90071: Payden & Rygel is one of the largest global independent investment managers in the United States, with over $[        ] billion in assets under management as of December 31, 2014. Founded in 1983, the firm is a leader in the active management of fixed-income and equity portfolios for a diversified client base. Payden & Rygel advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The Investment Policy Committee (“IPC”), comprised of managing principals averaging 20-year tenure with the firm, oversees the investment process. The firm manages an assigned portion of the Low-Duration Bond Fund utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The team is led by Brian Matthews, CFA, Managing Principal, and Mary Beth Syal, CFA, Managing Principal. The team, under the direction of the firm’s IPC, has 100% discretion over the day-to-day management of the Low-Duration Bond Fund portfolio account. Mr. Matthews, member of the Executive Committee and of the IPC, and Ms. Syal, member of the Executive Committee and of the IPC and Director of the Low-Duration Group, develop a portfolio structure that reflects both the macro mandates of the IPC and the securities that are available in the market. Together with the IPC, Mr. Matthews and Ms. Syal have discretion over major decisions such as duration or portfolio sector weights. The Low-Duration Group, under the direction of Ms. Syal, implements the policy approved by the IPC within the context of individual client guidelines. Ms. Syal, supported by sector specialists, has the authority to pick individual securities within the authorized allocations for the Low-Duration Bond Fund. Ms. Syal reviews all portfolio holdings on a regular basis. Mr. Matthews’ other primary role focuses on client related issues when structuring portfolios. As such, he is the main contact with the client. He is responsible for identifying and communicating clients’ objectives, constraints, risk tolerances and time horizons to the strategy group. Because the firm believes client issues are as important as market issues, the interchange between portfolio managers and portfolio strategists is critical. Each member of the team has been employed with Payden & Rygel for more than 20 years.

Medium-Duration Bond Fund:

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM serves as sub-adviser to an assigned portion of the Medium-Duration Bond Fund. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), founded in 1988, served as the sub-adviser for an assigned portion of the Medium-Duration Bond Fund. Thereafter, GSAM assumed Goldman Sachs sub-advisory responsibilities to the Medium-Duration Bond Fund. As of December 31, 2014, GSAM, along with other units of the Investment Management Division, had approximately $[        ] billion in assets under management. The Fixed Income Portfolio Management Team is responsible for managing GSAM’s portion of the Medium-Duration Bond Fund. The team is organized into a series of specialist teams that focus on generating and implementing investment ideas within their area of expertise. Ultimate accountability for the Medium-Duration Bond Fund’s portfolio account resides with portfolio managers, Jonathan Beinner, Managing Director, and Michael Swell, Managing Director. Mr. Beinner joined GSAM in 1990 and became a Portfolio Manager in 1992. He became Co-Head of Global Fixed Income in 2002. Mr. Swell is the Co-Head of Global Portfolio Management and a member of the Fixed Income Strategy Group. Mr. Swell joined GSAM in 2007 as Managing Director and the Head of Structured Products.

Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92660: PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed-income portfolios. PIMCO was one of the first investment managers to specialize in fixed-income and has successfully managed a total return strategy on behalf of clients since the 1970s. PIMCO had assets under management as of December 31, 2014 of approximately $[        ] trillion. Sudi Mariappa is a Managing Director and Portfolio Manager with 27 years of investment experience. Prior to re-joining PIMCO in 2014, Mr. Mariappa was Managing Director at GLG, a London-based hedge fund, where he developed and managed fixed-income funds. Prior to that, he served as a senior advisor to PIMCO’s portfolio manager group from 2009 to 2011. Mr. Mariappa is responsible for the day-to-day management of an assigned portion of the Medium-Duration Bond Fund. Western Asset Management Company (“WAMCO”) and Western Asset Management Company Limited (“WAMCL”) (together, “Western”) are located at 385 East Colorado Boulevard, Pasadena, California 91101 and at 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom, respectively: WAMCO and WAMCL are affiliated companies under common control jointly managing an assigned portion of the Medium-Duration Bond Fund, with WAMCO primarily responsible for the portfolio account and WAMCL responsible for providing advice regarding the management of foreign fixed-income investments. Individual members of the portfolio management team may be joint employees of WAMCO and WAMCL. Western has been managing fixed-income assets since 1971. As of December 31, 2014, WAMCO managed $[        ] billion in assets, and WAMCL managed $38.6 billion in assets. Western utilizes a team-based approach to portfolio management to ensure all portfolios, as allowed by guidelines, benefit from the expertise of all of the firm’s sector specialists. Western’s Investment Strategy Group sets policy for an assigned portion of the Medium-Duration Bond Fund, with that policy implemented by the portfolio team. S. Kenneth Leech, Chief Investment Officer, is responsible for the strategic oversight of the Medium-Duration Bond Fund’s investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes in which the Medium-Duration Bond Fund invests. Mr. Leech is involved in the management of all Western’s portfolios, but he is not solely responsible for particular portfolios. With respect to the Medium-Duration Bond Fund and other

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client accounts with a similar objective, Carl L. Eichstaedt, Mark S. Lindbloom, Julien A. Scholnick, Michael C. Buchanan and Keith J. Gardner provide specialized expertise and global oversight. Messrs. Eichstaedt, Lindbloom and Scholnick are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. These individuals are also responsible for overseeing implementation of the Western’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. Messrs. Leech, Eichstaedt, Lindbloom, Scholnick, Buchanan and Gardner have been Portfolio Managers for Western for more than five years.

Extended-Duration Bond Fund:

Loomis, Sayles & Company, L.P., (“Loomis”), One Financial Center, 34th Floor, Boston, Massachusetts 02111: Established in 1926, Loomis manages approximately $[        ] billion in fixed-income and equity assets for institutional, high net worth and mutual fund clients as of December 31, 2014. Daniel J. Fuss, CFA, CIC, serves as portfolio manager to an assigned portion of the Extended-Duration Bond Fund. With over 54 years in the investment industry, Mr. Fuss has been with Loomis since 1976 and holds the positions of Executive Vice President and Vice Chairman.

Schroder Investment Management North America Inc. (“SIMNA”), 875 Third Avenue, 22nd Floor, New York, New York 10022: SIMNA is a registered investment adviser under the Investment Advisers Act of 1940 and is an affiliate of Schroders plc, a London Stock Exchange-listed global asset management company. As of December 31, 2014, Schroders plc and its affiliates (“Schroders”) had approximately $[        ] billion under management, with clients that are major financial institutions including banks and insurance companies, public and private pension funds, endowments and foundations, high net worth individuals, financial intermediaries and retail investors. Investment decisions for SIMNA’s portion of the Extended-Duration Bond Fund are made by a portfolio management team. The team consists of Andrew B.J. Chorlton, CFA, Edward H. Jewett, Richard A. Rezek, Jr., CFA, Neil G. Sutherland, CFA, Julio C. Bonilla, CFA, and Eric Friedland, each a Portfolio Manager. Mr. Jewett has been a portfolio manager of the Extended-Duration Bond Fund since inception. All portfolio managers are jointly and primarily responsible for the day-to-day management of the portfolio account. The portfolio management team, except for Mr. Friedland, transitioned to SIMNA in 2013 as result of Schroders’ acquisition of STW Fixed Income Management LLC (“STW”). Prior to joining SIMNA, Messrs. Jewett, Rezek and Chorlton each were an STW Principal and Portfolio Manager, and had been with STW for more than five years. Mr. Sutherland was an STW Principal and Portfolio Manager who had been with STW since November 2008, and prior to that, he was Senior Fixed Income Manager at AXA Investment Managers. Mr. Bonilla was an STW Vice President and Portfolio Manager who had been with STW since March 2010, and prior to that, he was Senior Portfolio Manager at Wells Capital Management. Mr. Friedland joined SIMNA in July 2011 as Head of Municipal Credit Research, and prior to that, he was a Managing Director at Fitch Ratings.

Inflation Protected Bond Fund:

BlackRock Financial Management, Inc. (“BFM”), 55 East 52nd Street, New York, New York 10055: Founded in 1994, BFM is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with $[            ] trillion in assets under management as of December 31, 2014. The Inflation Protected Bond Fund portfolio account is managed by a team of investment professionals at BFM, including the following individuals who have day-to-day responsibility: Martin Hegarty and Gargi Chaudhuri. The fixed-income team, using an approach that leverages the individual expertise of the team members, will manage an assigned portion of the Inflation Protected Bond Fund utilizing BFM’s risk management analytics to regularly evaluate the composition of the Inflation Protected Bond Fund. Mr. Hegarty, Managing Director, is the head of Inflation-linked Bond portfolios within Americas Fixed Income Alpha Strategies. Prior to joining BlackRock in 2010, Mr. Hegarty was a Director at Bank of America Merrill Lynch, acting as a market-maker and primary risk-taker in Treasury inflation-protected securities within the Global Rates and Currencies Group. Prior to joining Bank of America Merrill Lynch in 2003, he was an Associate at Merrill Lynch in the Global Rates and Currencies Unit in London, acting as a market-maker in European, Scandinavian and U.K. inflation-linked bonds. Gargi Chaudhuri, Director, is a portfolio manager on the Inflation-linked Bond Portfolios within Americas Fixed Income Alpha Strategies. Prior to moving to her current role in 2013, Ms. Chaudhuri was a member of the Global Rates Investment Team within Fixed Income, focusing on nominal Treasuries and inflation-linked bond relative value and trade execution. From 2009 to 2010, Ms. Chaudhuri was a Vice President at Jefferies & Co. where she ran the US inflation trading desk. In this role, she was responsible for building the TIPS franchise and providing liquidity in TIPS to institutional clients. She began her career in 2001 with Merrill Lynch, where she held various roles, most recently on the government bond trading desk.

Global Bond Fund:

Loomis, Sayles & Company, L.P., (“Loomis”), One Financial Center, 34th Floor, Boston, Massachusetts 02111: Established in 1926, Loomis manages approximately $[        ] billion in fixed-income and equity assets for institutional, high net worth and mutual fund clients as of December 31, 2014. Daniel J. Fuss, CFA, CIC, Matthew J. Eagan, CFA and Elaine Stokes have primary responsibility for the day-to-day management of Loomis’ portion of the Global Bond Fund. Mr. Fuss, Executive Vice President and Vice Chairman, serves as a portfolio manager, has over 55 years in the investment industry and has been with Loomis since 1976. Mr. Eagan serves as associate portfolio manager, has been with Loomis since 1997 and has over 24 years of investment industry experience. Ms. Stokes serves as associate portfolio manager, has been with Loomis since 1988 and has over 26 years of investment industry experience. Mr. Eagan and Ms. Stokes each hold the position of Vice President. The associate portfolio managers are actively involved in formulating overall strategy for Loomis’ portion of the Global Bond Fund but are not the primary decision makers.

Western Asset Management Company (“WAMCO”) and Western Asset Management Company Limited (“WAMCL”)(together, “Western”) are located at 385 East Colorado Boulevard, Pasadena, California 91101 and at 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom, respectively: WAMCO and WAMCL are affiliated companies under common control jointly managing an assigned portion

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of the Global Bond Fund, with WAMCO primarily responsible for the portfolio account and WAMCL responsible for providing advice regarding the management of foreign fixed-income investments. Individual members of the portfolio management team may be joint employees of WAMCO and WAMCL. Western has been managing fixed-income assets since 1971. As of December 31, 2014, WAMCO managed $[        ] billion in assets, and WAMCL managed $[        ] billion in assets. Western utilizes a team-based approach to portfolio management to ensure all portfolios, as allowed by guidelines, benefit from the expertise of all the firm’s sector specialists. S. Kenneth Leech, Chief Investment Officer, is responsible for the strategic oversight of the Global Bond Fund’s investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes in which the Global Bond Fund invests. With respect to the Global Bond Fund and other client accounts with a similar objective, Portfolio Managers Ian R. Edmonds, Michael C. Buchanan, Keith J. Gardner, Andrew J. Belshaw, Christopher Orndorff and Gordon S. Brown provide specialized expertise and global oversight. Messrs. Edmonds, Buchanan, Gardner, Belshaw, Orndorff and Brown are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. These individuals are also responsible for overseeing implementation of Western’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. Messrs. Walsh, Leech, Edmonds, Gardner and Buchanan have been with Western for more than five years. Mr. Belshaw joined Western in 2009, and prior to that, he was Managing Director at BlackRock Investment Management for five years. Mr. Orndorff joined Western in 2010, and prior to that, he was a Managing Principal at Payden & Rygel for 10 years. Mr. Brown joined Western in 2011, and prior to that, he was a Senior Investment Manager at Baillie Gifford and Co. for 10 years.

Flexible Income Fund:

Shenkman Capital Management, Inc. (“Shenkman”) is located at 461 Fifth Avenue, 22nd Floor, New York, New York 10017: Shenkman is an independently owned, registered investment adviser founded in 1985. Since inception, the firm has been dedicated to providing investment management services to institutional and individual investors. Shenkman is a pioneer firm in the high yield market and seeks to be the world leading specialist in credit analysis of leveraged companies. As of December 31, 2014, the firm had assets under management of over $[        ] billion. Shenkman employs a team approach to portfolio management. Mark R. Shenkman is the Chief Investment Officer of the firm and has responsibility for setting strategy and direction with respect to the firm’s investment operations. The primary day-to-day management responsibilities for the Flexible Income Fund are shared by David H. Lerner, Senior Vice President and Portfolio Manager, and Jonathan Savas, Senior Vice President and Portfolio Manager. Mr. Shenkman founded the firm in 1985. Prior to joining Shenkman in 2013, Mr. Lerner was a Managing Director and Portfolio Manager with Credit Suisse, where he had served since 2000. Mr. Savas has been a portfolio manager at Shenkman for more than five years.

Defensive Market Strategies Fund:

American Century Investment Management, Inc. (“American Century”), 4500 Main Street, Kansas City, Missouri 64111: American Century has been a privately-controlled investment manager since 1958. As of December 31, 2014, the firm had assets under management of approximately $[        ] billion. American Century uses a team approach to manage the firm’s assigned portion of the Defensive Market Strategies Fund. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolio account are Phillip N. Davidson, CFA, Chief Investment Officer – U.S. Value Equity, Senior Vice President and Senior Portfolio Manager; Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager; and Kevin Toney, CFA, Vice President and Senior Portfolio Manager. Each member of the team has more than five years of experience with American Century.

AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses in providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process. As of December 31, 2014, AQR managed approximately $[        ] billion across a series of investment products for some of the largest institutional investors from the United States, Europe, Asia and Australia. AQR’s Global Stock Selection Team manages the firm’s assigned portion of the Defensive Market Strategies Fund. The team is led by Jacques A. Friedman and Lars Nielsen, both Principals, who have primary responsibility and oversight of the portfolio account. Mr. Friedman has been at AQR since the firm’s inception in 1998, and Mr. Nielsen has been at AQR since 2000.

Parametric Portfolio Associates LLC (“Parametric”), 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: Founded in 1972, Parametric delivers customized investment solutions to institutional investors. The firm specializes in strategies that seek to improve efficiency and returns while reducing performance risk through low-cost, derivative-based strategic investment applications. As of December 31, 2014, Parametric had total firm assets under management of approximately $[        ] billion. Parametric uses a team approach to manage an assigned portion of the Defensive Market Strategies Fund. The team is led by Jay Strohmaier, CFA, Senior Portfolio Manager, and includes Daniel Wamre, CFA, Portfolio Manager, and Alex Zweber, CFA, Portfolio Manager. Messrs. Strohmaier, Wamre and Zweber have served as portfolio managers at Parametric for more than five years.

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, 22nd Floor, New York, New York 10017: Shenkman is an independently owned, registered investment adviser founded in July 1985. Since inception, the firm has been dedicated to providing investment management services to institutional and individual investors. Shenkman is a pioneer firm in the high yield market and seeks to be the world leading specialist in credit analysis of leveraged companies. As of December 31, 2014, the firm had assets under management of over $[        ] billion. Shenkman employs a team approach to portfolio management. Mark R. Shenkman is the Chief Investment Officer of the

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firm and has responsibility for setting strategy and direction with respect to the firm’s investment operations. The primary day-to-day management of the Defensive Market Strategies Fund assigned to Shenkman is conducted by Mark R. Shenkman, President and Chief Investment Officer, and Raymond F. Condon, Senior Vice President and Portfolio Manager. Mr. Shenkman founded Shenkman in 1985, and Mr. Condon has served as a portfolio manager at Shenkman since he joined the firm in 2003.

Equity Index Fund:

Northern Trust Investments, Inc. (“NTI”), 50 South LaSalle Street, Chicago, Illinois 60603: Founded in 1988, NTI, formerly known and conducting business as Northern Trust Investments, N.A., an indirect subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. As of December 31, 2014, Northern Trust Corporation, through its subsidiaries, had assets under custody of $[        ] trillion and assets under investment management of $[        ] billion. NTI uses a quantitative management approach to manage an assigned portion of the Equity Index Fund. The team consists of Brent D. Reeder and Lucia A. Johnston. Mr. Reeder holds the position of Senior Vice President, and Ms. Johnston holds the position of Vice President. Mr. Reader and Ms. Johnston have each been with the firm over five years and are jointly responsible for the day-to-day management of the Equity Index Fund portfolio account.

Real Estate Securities Fund:

Heitman Real Estate Securities, LLC (“HRES”), Heitman International Real Estate Securities HK Limited (“HIRES HK”) and Heitman International Real Estate Securities GmbH (“HIRES GmbH”) (together, “Heitman”) are located at 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606, at 15/F LHT Tower, 31 Queen’s Road, Central, Hong Kong and at Maximillianstrasse 35A, 80539, Munich, Germany, respectively. HRES, HIRES HK and HIRES GmbH are affiliated companies under common control jointly managing an assigned portion of the Real Estate Securities Fund, with HRES primarily responsible for the portfolio account and HIRES HK and HIRES GmbH responsible for providing advice regarding management of foreign real estate securities investments. Heitman was founded in 1966 in Chicago and as of December 31, 2014, had approximately $[        ] billion in assets under management. Heitman’s real estate securities team consists of over 20 investment professionals situated in offices around the globe. The team is led by three portfolio managers: Jerry Ehlinger, CFA, Managing Director and Portfolio Manager – North America; Mark Abramson, Managing Director and Portfolio Manager – Europe; and John White, Managing Director and Portfolio Manager – Asia-Pacific. The team also has a Chief Investment Strategist, Tim Pire, CFA, who is the firm’s former Managing Director and Portfolio Manager – North America. The three portfolio managers and investment strategists work to carry out the firm’s highly specialized investment process and are responsible for defining the global investment themes and risk management. Messrs. Pire, Abramson and White have been working together since 2006. Messrs. Pire and Abramson have been with the firm for more than five years, and Mr. White joined Heitman in 2010. Prior to 2010, Mr. White served for five years as a Portfolio Manager at Challenger Financial Services Group, which had a relationship with Heitman providing real estate securities coverage in Asia-Pacific. Mr. Ehlinger joined the firm in December 2013, and prior to 2013, Mr. Ehlinger served as Lead Portfolio Manager and Head of Real Estate Securities, Americas at RREEF America L.L.C. for nine years.

RREEF America L.L.C. (“RREEF”), Deutsche Investments Australia Limited (“DIAL”) and Deutsche Alternative Asset Management (Global) Limited (“DeAAM Global”) (together, “RREEF”) are located at Deutsche Asset & Wealth Management, 222 South Riverside Plaza, Floor 24, Chicago, Illinois 60606, at Deutsche Bank Place, Level 16, CNR Hunter and Phillip Streets, Sydney, NSW 2000, Australia, and at Winchester House, 1 Great Winchester Street, London, EC2N 2DB, United Kingdom, respectively. Founded in 1975, RREEF had approximately $[        ] billion in total assets under management as of December 31, 2014. The Global Real Estate Securities strategy is managed on a team basis under the leadership of John F. Robertson, CFA, Global Head of Securities – Alternatives and Real Assets, and John Vojticek, Chief Investment Officer, Securities – Alternatives and Real Assets. The team is led by regional portfolio managers: Joseph D. Fisher, CFA, Director, and David W. Zonavetch, CPA, Director, who are co-lead portfolio managers for the Americas Real Estate Securities business; Daniel Ekins, Managing Director, and Chris Robinson, Director, who are co-lead portfolio managers for the Asia Pacific Real Estate Securities business; and John Hammond, Managing Director, lead portfolio manager for the European Real Estate Securities business. Messrs. Fisher, Zonavetch, Ekins, Robinson and Hammond have each been with the firm for over five years and are primarily responsible for the day-to-day operations, as well as final decisions on stock selection and property sector allocation (where appropriate), for an assigned portion of the Real Estate Securities Fund.

Value Equity Fund:

AJO, LP (“AJO”), 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102: AJO is a value-oriented, quantitative equity manager, founded in 1984. AJO currently manages $[            ] billion for [            ] clients as of December 31, 2014. AJO’s portion of the Value Equity Fund is managed by a team of portfolio managers. The team is led by Theodore R. Aronson, Gina Marie N. Moore, Martha E. Ortiz, R. Brian Wenzinger and Christopher J.W. Whitehead, each of whom is a Principal and has been employed by AJO for the past five years. Each member of the team is jointly and primarily responsible for the day-to-day operations of an assigned portion of the Value Equity Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201: BHMS, a Delaware limited liability company, is an investment management firm founded in 1979, which provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, insurance companies, limited liability companies and other institutions and individuals. Assets under management total $[            ] billion as of December 31, 2014 in global, international, large, mid and small cap value equities, as well as fixed-income securities. BHMS’ strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. The equity team of portfolio managers and analysts assist in research and making recommendations; however, Ray

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Nixon, Jr., Executive Director, Jeff G. Fahrenbruch, CFA, Managing Director, and David W. Ganucheau, CFA, Managing Director, comprise the team of portfolio managers on BHMS’ assigned portion of the Value Equity Fund. Mr. Nixon has 38 years of investment experience and 21 of those with BHMS. Mr. Fahrenbruch has 18 years of industry experience and 13 of those with BHMS. Mr. Ganucheau has 19 years of industry experience and 11 of those with BHMS.

Northern Trust Investments, Inc. (“NTI”), 50 South LaSalle Street, Chicago, Illinois 60603: Founded in 1988, NTI, formerly known and conducting business as Northern Trust Investments, N.A., an indirect subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. As of December 31, 2014, Northern Trust Corporation, through its subsidiaries had assets under custody of $[        ] trillion and assets under investment management of $[        ] billion. NTI uses a quantitative management approach to manage an assigned portion of the Value Equity Fund. The team consists of Brent D. Reeder and Lucia A. Johnston. Mr. Reeder holds the position of Senior Vice President, and Ms. Johnston holds the position of Vice President. Mr. Reeder and Ms. Johnston have each been with the firm over five years and are jointly responsible for the day-to-day management of the Value Equity Fund’s portfolio account.

TCW Investment Management Company (“TCW”), 1251 Avenue of the Americas, Suite 4700, New York, New York 10020: Established in 1971, TCW’s primary business is the provision of investment management services. TCW specializes in the management of taxable and tax-exempt pools of capital for corporate and public employee defined benefit and defined contribution plans, financial institutions, endowments and foundations, as well as foreign investors. In addition, TCW manages a full line of no-load mutual funds under the brand names TCW Funds and Metropolitan West Funds. As of December 31, 2014, TCW had total assets under management, including commitments, of $[        ] billion. Diane Jaffee, CFA, Senior Portfolio Manager and Group Managing Director, conducts the day-to-day management of an assigned portion of the Value Equity Fund and has sole discretion over all buy/sell decisions. Ms. Jaffee has 32 years of experience and has been managing assets in TCW’s New York office for 14 of her 19 years with the firm.

Growth Equity Fund:

Brown Advisory, LLC (“Brown Advisory”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231: Brown Advisory is a registered investment advisory firm that provides services to high net worth individuals and families, endowments, foundations, other charitable organizations, public/government-related clients, pension and profit-sharing plans, insurance companies, corporations, individual retirement plans, trusts, estates and other taxable individual plans. As of December 31, 2014, Brown Advisory had approximately $[        ] billion in assets under management. The investment team is led by Kenneth M. Stuzin, CFA, Partner, and he is supported by a group of analysts that are organized by sectors. As portfolio manager, Mr. Stuzin has ultimate responsibility for an assigned portion of the Growth Equity Fund. Mr. Stuzin joined Brown Advisory in 1996.

Jackson Square Partners, LLC (“Jackson Square”), 101 California Street, Suite 3750, San Francisco, California 94111: Jackson Square is a registered investment adviser organized as a Delaware limited liability company. The firm was established in 2013 and, as of December 31, 2014, had approximately $29.4 billion in assets under management. Jackson Square provides investment advisory services to separately managed accounts and investment sub-advisory services to pooled investment vehicles that are registered under the 1940 Act or established under the European Commission’s Undertakings of Collective Investment in Transferable Securities (UCITs) Directives. Jackson Square uses a team approach to manage the firm’s assigned portion of the Growth Equity Fund. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolio account are Jeffrey S. Van Harte, CFA, Chairman and Chief Investment Officer, Christopher J. Bonavico, CFA, Portofolio Manager, Daniel J. Prislin, CFA, Portfolio Manager, and Christopher M. Ericksen, CFA, Portfolio Manager. Prior to joining Jackson Square in May 2014, each member of the portfolio management team was with Delaware Investment Advisers for eight years. At Delaware Investments, Mr. Van Harte was Chief Investment Officer, Messrs. Bonavico and Prislin were Senior Portfolio Managers and Mr. Ericksen was Portfolio Manager.

Loomis, Sayles & Company, L.P. (“Loomis”), One Financial Center, 34th Floor, Boston, Massachusetts 02111: Established in 1926, Loomis manages approximately $[        ] billion in fixed-income and equity assets for institutional, high net worth and mutual fund clients as of December 31, 2014. Aziz Hamzaogullari, Vice President and Portfolio Manager, has primary responsibility for the day-to-day management of an assigned portion of the Growth Equity Fund. Mr. Hamzaogullari has been with Loomis since 2010 and has 21 years of investment industry experience.

Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202: Marsico is an independent, registered investment adviser. Marsico was organized in September 1997 as a Delaware limited liability company and provides investment management services to mutual funds and private accounts. As of December 31, 2014, Marsico had approximately $[        ] billion in assets under management. Thomas F. Marsico, Chief Executive Officer and Chief Investment Officer, Coralie Witter, CFA, Portfolio Manager and Senior Analyst, and Kevin Boone, Portfolio Manager and Senior Analyst, co-manage an assigned portion of the Growth Equity Fund. Mr. Marsico has over 31 years of experience as a securities analyst and a portfolio manager. Ms. Witter joined Marsico in 2004 and has over 16 years of experience in the financial services industry, most of which involved equity research. Mr. Boone joined Marsico in 2012 and has over nine years of experience in the financial services industry. Prior to joining Marsico, Mr. Boone was Senior Equity Analyst at Citadel Investments from 2011 to 2012 and Vice President of Equity Research at Morgan Stanley from 2009 to 2011.

Sands Capital Management, LLC (“Sands”), 1101 Wilson Boulevard, Suite 2300, Arlington, Virginia 22209: Sands has been managing assets since being founded in 1992. Sands has approximately $[        ] billion in assets under management as of December 31, 2014. The firm manages assets utilizing growth equity strategies. The investment team is led by Frank M. Sands, CFA, as Chief Investment Officer (“CIO”)

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who has been with Sands since 2000. Mr. Sands became the Chief Executive Officer and CIO of Sands effective September 5, 2008 and is responsible for the ultimate decisions made on an assigned portion of the Growth Equity Fund. The investment team also includes Thomas M. Ricketts, CFA, Senior Portfolio Manager, Research Analyst and Executive Managing Director, and A. Michael Sramek, CFA, Senior Portfolio Manager, Research Analyst and Managing Director. Mr. Ricketts joined Sands in 1994, and Mr. Sramek joined Sands in 2001.

Small Cap Equity Fund:

AJO, LP (“AJO”), 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102: AJO is a value-oriented, quantitative U.S. equity manager, founded in 1984. AJO currently manages $[        ] billion for [        ] clients as of December 31, 2014. AJO’s portion of the Small Cap Equity Fund is managed by a team of portfolio managers. The team is led by Theodore R. Aronson, Gina Marie N. Moore, Martha E. Ortiz, R. Brian Wenzinger and Christopher J.W. Whitehead, each of whom is a Principal and has been employed by AJO for the past five years. Each member of the team is jointly and primarily responsible for the day-to-day operations of an assigned portion of the Small Cap Equity Fund.

Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, Connecticut 06902: Founded in 1975, CCI is a bottom-up, growth-oriented equity manager and specializes in the management of discretionary accounts for a variety of organizations, including corporate, public, Taft-Hartley, endowment/foundations and healthcare institutions. As of December 31, 2014, CCI had assets under management of approximately $[        ] billion. CCI utilizes a growth-oriented investment philosophy of “positive momentum and positive surprise” which strives to invest in good companies getting stronger and companies whose fundamentals are exceeding investor expectations. Clifford G. Fox, CFA, Senior Managing Director and Portfolio Manager and Katerina Wasserman, Senior Vice President and Portfolio Manager, are responsible for the day-to-day management of an assigned portion of the Small Cap Equity Fund, with Mr. Fox having ultimate responsibility for the portfolio account. Mr. Fox has been with CCI since 1992 and has 31 years of experience, and Ms. Wasserman has been with CCI since 2000 and has 14 years of experience.

RBC Global Asset Management (U.S.) Inc. (“RBC”), 100 S Fifth Street, Suite 2300, Minneapolis, Minnesota 55402: RBC is a registered investment adviser founded in 1983. RBC offers equity, fixed income and cash management solutions via separate accounts mutual funds and other pooled vehicles to a broad range of institutional clients. As of December 31, 2014, RBC had assets under management of approximately $[        ] billion. The investment team is led by Lance F. James, Senior Portfolio Manager. As portfolio manager, Mr. James has ultimate responsibility for an assigned portion of the Small Cap Equity Fund. Mr. James joined RBC in 2006.

Snow Capital Management L.P. (“Snow”), 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143. Snow is a boutique investment manager offering several value strategies in multiple formats, and as of December 31, 2014, had assets under management of approximately $[        ] billion. The firm has been managing assets since 1980 through predecessor organizations. The Small Cap Equity Fund portfolio account is managed by Joshua R. Schachter, CFA, Portfolio Manager and Principal, and Anne S. Wickland, CFA, Co-Portfolio Manager and Principal, who are jointly responsible for the day-to-day management of the account. Mr. Schachter and Ms. Wickland have more than five years of experience with Snow.

TimesSquare Capital Management, LLC (“TSCM”), 7 Times Square, 42nd Floor, New York, New York 10036: TSCM is a registered investment adviser with a focus on institutional clients. The firm, which was formed in November 2004 to succeed the growth equity investment advisory business of the firm’s predecessor, TimesSquare Capital Management, Inc., had assets under management of $[        ] billion as of December 31, 2014. TSCM integrates a highly experienced team of investment specialists and time-tested strategies, driven by internally generated research, into one dynamic organization. Grant Babyak, Chief Executive Officer and Portfolio Manager, and Kenneth Duca, CFA, Director and Portfolio Manager/Analyst, are jointly and primarily responsible for an assigned portion of the Small Cap Equity Fund. They have been with TSCM for 15 years and have over 26 and 24 years investment experience, respectively. Assisting Messrs. Babyak and Duca are Ian Anthony Rosenthal, Weidong Huang, Keith Ferguson, Michael Russell, Mark Grzymski, Seth Bienstock, Matthew D’Alto and James Russo. Messrs. Babyak and Duca are responsible for small cap growth investments. Mr. Rosenthal is a generalist on the small cap growth team. Dr. Huang is responsible for biotechnology, pharmaceuticals, medical devices and the health care services sectors. Mr. Russell is responsible for investments in the consumer products, media and marketing services sectors. Mr. Ferguson is responsible for the communications, data networking, data storage, lodging and transportation sectors. Mr. Grzymski is responsible for the industrials and materials and processing and machinery sectors. Mr. Bienstock is responsible for the financial services sector. Mr. D’Alto is responsible for the energy sector, and Mr. Russo is responsible for the semiconductors, software, internet and computer hardware sectors.

International Equity Fund:

AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR focuses in providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process. As of December 31, 2014, AQR managed approximately $[            ] billion across a series of investment products for some of the largest institutional investors from the United States, Europe, Asia and Australia. The portfolio managers who are jointly and primarily responsible for the day-to-day management of assigned portions of the International Equity Fund are Clifford S. Asness, Ph.D., John M. Liew, Ph.D., Jacques Friedman, Oktay Kurbanov and Lars Nielsen. Messrs. Friedman, Kurbanov and Nielsen are each Principals at AQR. Doctors Asness and Liew and Messrs. Friedman and Kurbanov have been at AQR since the firm’s inception in 1998, and Mr. Nielsen has been at AQR since 2000.

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Baillie Gifford Overseas Limited (“Baillie Gifford”), Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, United Kingdom: Baillie Gifford is an investment management firm wholly-owned by Baillie Gifford & Co. Founded in 1983, it is the firm through which Baillie Gifford & Co. provides investment management services for clients located outside of the United Kingdom. Baillie Gifford is registered as an adviser under the Investment Advisers Act of 1940, as amended, for U.S. clients. As of December 31, 2014, the firm had assets under management of approximately $[        ] billion. Baillie Gifford uses a team approach to manage an assigned portion of the International Equity Fund. The EAFE Plus Alpha Portfolio Construction Group is chaired by James Anderson, Head of Long Term Global Growth and Portfolio Manager, and includes: Sarah Whitley, Head of Japanese Equity and Portfolio Manager; Kavé Sigaroudinia, Portfolio Manager; Tom Coutts, Head of European Equities and Portfolio Manager; Lawrence Burns, Portfolio Manager; Nick Thomas, CFA, Director, Institutional Clients Department and Portfolio Manager; and David Salter, Director, Institutional Clients Department. With the exception of Mr. Burns, each portfolio manager has been employed with Baillie Gifford for more than five years. Mr. Burns joined the EAFE Plus Alpha Portfolio Construction Group in 2012 from the EAGE Alpha Research Team. He joined Baillie Gifford’s Investment Graduate Training Scheme in 2009 and spent time working in both the Emerging Markets and U.K. Equity Departments. Prior to this, Mr. Burns was a student at Cambridge University, graduating in 2009 with a bachelor of arts degree in geography.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201: BHMS, a Delaware limited liability company, is an investment management firm founded in 1979, which provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, insurance companies, limited liability companies and other institutions and individuals. Assets under management total $[        ] billion as of December 31, 2014 in global, international, large, mid and small cap value equities, as well as fixed-income securities. BHMS’ strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. The BHMS International Value Equity strategy is led by David A. Hodges, CFA, Managing Director and Portfolio Manager. Mr. Hodges has final authority on all portfolio-related decisions and is supported by Randolph S. Wrighton, Jr., CFA, Managing Director and Assistant Portfolio Manager, and a group of global sector analysts. Messrs. Hodges and Wrighton work together as a team and collaboratively with the analysts in researching and making recommendations. Mr. Hodges has 15 years of industry experience with 14 of those with BHMS, and Mr. Wrighton has 13 years of industry experience with 10 of those with BHMS.

MFS Institutional Advisors, Inc. (“MFSI”), 111 Huntington Avenue, Boston, Massachusetts 02199: MFSI is a U.S.-based investment advisor and subsidiary of Massachusetts Financial Services Company (“MFS”). MFS is America’s oldest mutual fund organization. MFS and the firm’s predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2014, net assets under management of the MFS organization were approximately $[        ] billion. Marcus L. Smith, Investment Officer of MFS and the portfolio manager for the International Concentrated strategy, has overall responsibility and final authority for portfolio construction of an assigned portion of the International Equity Fund managed by MFSI. Mr. Smith has been employed in the investment area of MFS since 1994.

Mondrian Investment Partners Ltd. (“Mondrian”), 10 Gresham, London, EC2V 7JD, United Kingdom: Mondrian was founded and SEC registered in 1990 under the name Delaware International Advisers Limited. On September 24, 2004, a senior management team, together with private equity funds sponsored by Hellman & Friedman LLC, a leading private equity firm, completed the acquisition of Delaware International Advisers Limited from Delaware Management Holdings, Inc. Upon closing of the transaction, the firm changed the name to Mondrian. The London based firm is a value-oriented, global equity and fixed-income manager serving primarily institutional clients. The firm uses a team-based approach to investment analysis and portfolio construction to manage an assigned portion of the International Equity Fund. With $[        ] billion in assets under management as of December 31, 2014, Mondrian is amongst the largest active managers of international and global assets for U.S. institutional investors. Mondrian’s equity team consists of 47 dedicated investment professionals, with all fund managers having analyst responsibilities. Mondrian’s portfolios are managed on a team basis through the Equity Strategy Committee. Individual account assignments are assigned to a lead portfolio manager and a clearly identified back-up portfolio manager. The portfolio managers assigned to the International Equity Fund are Elizabeth Desmond, CFA, Chief Investment Officer — International Equities, Russell J. Mackie, Senior Portfolio Manager, and Bilgin Soylu, Ph.D., Portfolio Manager. Ms. Desmond has been with Mondrian for 23 years, is responsible for portfolio management and research and is a member of the Equity Strategy Committee. Mr. Mackie has been with Mondrian for 17 years, is responsible for European stock investments and is a member of the Equity Strategy Committee. Dr. Soylu has been with Mondrian for 14 years and is responsible for Asian and European stock investments. Each has 100% discretion over the International Equity Fund’s portfolio account. Philadelphia International Advisors, L.P. (“PIA”), 16 Arch Street, Suite 2501, Philadelphia, Pennsylvania 19103: Founded in 2002, PIA is a limited partnership with The Glenmede Trust Company as a limited partner. PIA is the investment manager to the international equity portfolios of The Glenmede Fund, Inc. As of December 31, 2014, PIA had approximately $[        ] billion in assets under management entirely in international equity products. PIA manages an assigned portion of the International Equity Fund using a team approach, which is led by Andrew B. Williams, CFA, President and Lead Portfolio Manager . The team consists of Mr. Williams, Robert Benthem de Grave, Stephen Dolce, CFA and Wei Huang, CFA. Messrs. Benthem de Grave, Dolce and Huang each hold the position of Analyst and Partner. All members of the team have been with PIA for more than five years. Mr. Williams is responsible for overall portfolio management and has final decision authority on all investments. Mr. Benthem de Grave is responsible for investments in the industrials sector and Europe. Mr. Dolce is responsible for investments in the energy and materials sectors as well as the United Kingdom. Mr. Huang is responsible for investments in the information technology and telecommunications sectors as well as emerging markets.

Emerging Markets Equity Fund:

AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830: AQR is a Delaware limited liability company formed in 1998. AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts. AQR

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focuses in providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process. As of December 31, 2014, AQR managed approximately $[        ] billion across a series of investment products for some of the largest institutional investors from the United States, Europe, Asia and Australia. The portfolio managers who are jointly and primarily responsible for the day-to-day management of assigned portions of the Emerging Markets Equity Fund are Jacques A. Friedman, Oktay Kurbanov and Lars Nielsen. Messrs. Friedman, Kurbanov and Nielsen are each a Principal of AQR. Messrs. Friedman and Kurbanov have been at AQR since the firm’s inception in 1998, and Mr. Nielsen has been at AQR since 2000.

Genesis Asset Managers, LLP and Genesis Investment Management, LLP (together, “Genesis”) are located at Heritage Hall, La Marchant Street, St. Peter Port, Guernsey, GYI 4HY, Channel Islands and 21 Grosvenor Place, SW1X 7HU, United Kingdom, respectively: Formed in 1989, Genesis specializes in the investment management of institutional funds in emerging markets. As of December 31, 2014, Genesis had assets of $[        ] billion under management. A team of country, sector and industry specialists within Genesis makes investment decisions for an assigned portion of the Emerging Markets Equity Fund. The Portfolio Coordination Team, responsible for optimizing client portfolios in terms of return and risk, consists of Karen Yerburgh, Managing Partner and Portfolio Manager, Karen Roydon, Partner and Portfolio Manager, and Andrew Elder, Partner and Portfolio Manager. Each member of the team has been with Genesis for more than five years. Ms. Yerburgh shares responsibility for investments in India and Indonesia. Ms. Roydon is responsible for investments in China, Malaysia and South Korea. She is also responsible for the food, real estate and retailing sectors. Mr. Elder shares responsibility for investments in Brazil, Russia, South Africa and Turkey. He is also responsible for the airlines, beverages and paper sectors. Genesis manages all client portfolios on a team basis, and each member of the team is jointly and primarily responsible for the day-to-day management of the Emerging Markets Equity Fund portfolio account.

Global Natural Resources Equity Fund:

SailingStone Capital Partners LLC (“SailingStone”), One California Street, Suite 3050, San Francisco, California 94111: SailingStone is a Delaware limited liability company that provides investment advisory services to institutional investors. The firm is independently owned and was founded in 2014. As of December 31, 2014, the firm had assets under management of $[        ] billion. The portion of the Global Natural Resources Equity Fund assigned to SailingStone is team managed. MacKenzie B. Davis, CFA, and Kenneth L. Settles, Jr., CFA, are jointly responsible for the day-to-day management of the portfolio account. Messrs. Davis and Settles each hold the title of Managing Member, and prior to SailingStone, Messrs. Davis and Settles were Investment Analysts at RS Investment Management Co. LLC for more than five years.

Van Eck Associates Corporation (“Van Eck”), 335 Madison Avenue, 19th Floor, New York, NY 10017: Van Eck is an independently owned, registered investment adviser founded in 1955. The firm acts as an investment adviser or sub-adviser to mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts. As of December 31, 2014, the firm had assets under management of approximately $[        ] billion. Joseph Foster, Portfolio Manager, Charl P. de Malan, Senior Analyst, and Imaru Casanova, Senior Analyst, are responsible for the day-to-day management of an assigned portion of the Global Natural Resources Equity Fund, with Mr. Foster having ultimate responsibility for the portfolio account. Messrs. Foster and Malan have been with the firm for more than 11 years. Prior to joining Van Eck in 2011, Ms. Casanova served as Managing Director at McNicoll Lewis & Vlak for a year, and before that, she held the position of Equity Research Analyst at Barnard Jacobs Mellet USA for three years.

All Funds — Cash Overlay Program:

Parametric Portfolio Associates LLC (“Parametric”), 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric whereby Parametric is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. The Adviser and the Sub-Adviser(s) for each Fund determine the amount of each Fund’s cash balances. Under the agreement, Parametric may from time to time invest in long and/or short positions in U.S. Treasury securities and derivative instruments, such as futures contracts, within the Date Target Funds and Asset Allocation Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Regarding the domestic equity Select Funds, Parametric may also from time to time invest in long and/or short positions in derivative instruments, such as futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. For the International Equity Fund and Emerging Markets Equity Fund, Parametric may from time to time invest in long and/or short derivative instruments, such as exchange listed equity futures contracts (e.g., MSCI EAFE Index and MSCI Emerging Markets Index, respectively), to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, Parametric may use short positions in derivative instruments, such as futures contracts, within the Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund, Global Bond Fund, Flexible Income Fund, Real Assets Fund and Global Natural Resources Equity Fund for the purpose of reducing market exposure in anticipation of liquidity needs. The agreement also allows Parametric to short U.S. Treasury securities within the Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund, Global Bond Fund and Flexible Income Fund to reduce market exposure. Parametric was founded in 1972 and, as of December 31, 2014, the firm had assets under management of approximately $[        ] billion.

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Service Providers

The following chart provides information on the Funds’ primary service providers.

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Shareholder Information

Eligible Investors

You may purchase or redeem shares of the Funds on any business day through our website at www.GuidesStoneFunds.com; by mail at GuideStone Funds, P.O. Box 9834, Providence, RI 02940-9886 (for overnight delivery, GuideStone Funds, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-1722); or by telephone at 1-888-GS-FUNDS (1-888-473-8637). You may also be able to purchase or redeem shares of the Funds through certain financial intermediaries. The Funds reserve the right to refuse to accept investments at any time. GuideStone Financial Resources may invest for its own account, including reserves and endowment, in any class of the Funds.

Minimum Investments

Investor Class Shares: Any individual or entity may invest in Investor Class shares by making a minimum initial investment of $1,000 per Fund. The $1,000 initial purchase minimum applies separately to each Fund of the Trust that you own. In addition, the following minimums apply to subsequent purchases of Investor Class shares of a Fund (however, if you have implemented asset allocation advice using GuideStone Advisors’ Guided Planning Services®, minimum subsequent purchase requirements do not apply):

Minimum Subsequent Purchases
Automatic Investment Plans	$100
Exchanges from another Fund	$250
IRAs	$100
GuideStone Investment Accounts and Uniform Gifts/Transfers to Minor Accounts	$100

Institutional Class Shares: Investors, other than Serviced Participant Directed Plans, as defined below, that invest a total of at least $1,000,000 in the Funds may invest in the Institutional Class shares of those Funds that offer this class. Outside Service Plans are only eligible to purchase Investor Class shares and may not purchase Institutional Class shares. GuideStone Service Plans are subject to the minimum investment requirements noted below under “GuideStone Service Plan Eligibility” in order to purchase Institutional Class shares. There are no minimum purchase requirements for subsequent investments in Institutional Class shares.

Investors holding Institutional Class shares prior to May 1, 2014, will continue to be eligible to purchase and hold Institutional Class shares irrespective of whether their initial investment exceeded $1,000,000. A shareholder of one class of a Fund who is or becomes eligible for another class of that Fund may elect to convert shares of that class to shares of the other class based on the relative NAVs of shares of each class; however, such a conversion will not be made automatically. A conversion of shares between classes of the same Fund will not be considered as a taxable transaction for federal income tax purposes.

“Serviced Participant Directed Plan” refers to a Participant Directed Plan for which recordkeeping and other administrative services are provided by: (a) GuideStone Financial Resources or its subsidiaries (a “GuideStone Service Plan”); or (b) a third-party service provider that receives shareholder service fees from the Funds or from GuideStone Financial Resources or GuideStone Resource Management, Inc. (an “Outside Service Plan”).

“Participant Directed Plan” refers to an employee benefit plan that allows participants to direct their own investments. Participant Directed Plans do not include IRAs custodial accounts for ministers and employees of tax-exempt organizations and public schools as described in section 403(b)(7) of the Code that are provided or made available by GuideStone Financial Resources.

GuideStone Service Plan Eligibility: GuideStone Service Plans may purchase Investor Class shares of any Fund. In addition, they may purchase and continue to hold Institutional Class shares as follows:

Eligibility Schedule Assets	Date Target Funds	Asset Allocation Funds	Select Funds
Less than $80 million	Investor	Investor	Investor
$80 — $250 million	Investor	Institutional	Investor
Over $250 million	Investor	Institutional	Institutional

“Eligibility Schedule Assets” refers to assets taken into account for purposes of the Eligibility Schedule and includes both assets of the Participant Directed Plan and other retirement plan assets of the organization sponsoring the Participant Directed Plan invested in the Trust and/or serviced by GuideStone Financial Resources as recordkeeper (but shall not include assets of any third-party organization serving as Participant Directed Plan sponsor). Eligibility Schedule Assets shall also include such plan assets of organizations related to the organization sponsoring the Participant Directed Plan that share a central administrative unit with the organization sponsoring the Participant Directed Plan.

150 | GuideStone Funds Prospectus

Minimum Account Size

Investor Class Accounts: Investor Class shares of the Funds require a minimum balance of $1,000 per Fund. The Funds reserve the right to close your account and redeem your shares if the value of your account falls below $1,000, unless the reduction in value is due solely to market depreciation. The $1,000 minimum applies separately to each Fund that you own. We may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after we mail you a written notice. Alternatively, if you have accounts in multiple Funds below $1,000, which combined equal or exceed $1,000, we may transfer those proceeds into a single account in the Trust’s Money Market Fund, if you do not bring your accounts up to the minimum within 30 days after we mail you a written notice.

Institutional Class Accounts: Institutional Class shares of the Funds require a minimum balance of $1,000,000 invested in all Funds in the aggregate for investors other than GuideStone Service Plans. GuideStone Service Plans are subject to the minimum account balance requirements noted previously under “GuideStone Service Plan Eligibility.” The Adviser, at its discretion, may permit a smaller minimum account balance. The Funds reserve the right to convert the Institutional Class shares in your account to Investor Class shares, or close your account and redeem your shares, if the value of your account falls below $1,000,000 and you are an investor other than a GuideStone Service Plan or an investor who held Institutional Class shares prior to May 1, 2014, unless the reduction in value is due solely to market depreciation. The Funds reserve the same rights if the value of the account of a GuideStone Service Plan falls below the eligibility schedule minimums for GuideStone Service Plans. The Funds will notify you and allow you at least 30 days to bring your account’s value up to the applicable minimum before converting your shares or closing your account. If your shares are converted to Investor Class shares, the conversion will have no effect on the value of your investment in Institutional Class shares of the Funds at the time of conversion. However, the number of shares you own after the conversion may be greater or lower than the number of shares you owned before the conversion, depending on the NAV of the respective share classes.

At the discretion of the Adviser, the initial investment minimums and account size requirements noted for both classes of shares may be waived. A shareholder of one class of a Fund who is, or becomes eligible, for another class of that Fund may elect to convert shares of that class to shares of the other class based on the relative NAVs of shares of each class; however, such a conversion will not be made automatically. A conversion of shares between classes of the same Fund will not be considered as a taxable transaction for federal income tax purposes.

Other Information

Open an IRA or Other GuideStone Investment Account: Shares of a Fund are available to eligible investors for purchase through IRAs, Roth IRAs and other GuideStone investment accounts. GuideStone Trust Services, an affiliate of GuideStone Financial Resources and of the Adviser, will serve as non-bank custodian of the IRAs. Eligible investors may also establish an Investor Class account in the name of a trust established solely by one or more eligible investors and/or an Investor Class account for a minor. Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts may provide special tax advantages. For more details and applications, call GuideStone Funds at 1-888-GS-FUNDS (1-888-473-8637).

Participants in a Participant Directed Plan: If you invest in the Funds through a Participant Directed Plan, the minimum investment and account balance requirements may be lower than those described above, if any, and you should contact your employer, your plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for this information. The policies and procedures of your Participant Directed Plan, including minimum investments, may be different than those described herein. Your Participant Directed Plan may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.

Transfer of Shares: Shareholders of record of the Institutional Class shares of a Fund may transfer their shares to another person or entity (a) which is otherwise eligible to purchase the Institutional Class shares of a Fund and (b) which is, or will become upon such transfer, a shareholder of record of the Institutional Class shares of the Fund on the books of the transfer agent of the Funds. Shareholders of record of the Investor Class shares may transfer their shares to another person or entity which is, or will become upon such transfer, a shareholder of record of the Investor Class shares of the Fund on the books of the transfer agent of the Funds.

Customer Identification

The Fund (or a shareholder service provider acting on the Fund’s behalf) seeks to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Fund may limit account activity until investor identification information can be verified. If the Fund is unable to obtain sufficient investor identification information such that the Fund may form a reasonable belief as to the true identity of an investor, the Fund may take further action including closing the account.

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Transactions with the Funds

The following transaction procedures do not apply to Participant Directed Plan accounts or accounts held through financial intermediaries. If you own shares of the Funds through one of the Participant Directed Plans, you should consult your employer, your plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for proper instructions. If you own shares of the Funds through a financial intermediary, please contact your salesperson or financial intermediary for proper instructions.

Method	Open an Account	Add to an Account
By Mail GuideStone Funds P.O. Box 9834 Providence, RI 02940-9886	Complete and sign the application. Mail it with your check made payable to GuideStone Funds. Your initial investment must meet the minimum amount.	Send in a check for the appropriate minimum amount (or more). Make your check payable to GuideStone Funds. Always provide your account name and number on the check or include the detachable slip from your confirmation statement.
Overnight Delivery: GuideStone Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722

By Telephone

1-888-GS-FUNDS (1-888-473-8637)

Your account will automatically have certain telephone privileges unless you designate otherwise on your initial application or complete an authorization form, available upon request by calling 1-888-GS-FUNDS (1-888-473-8637). When you call, we may request personal identification and record your call.

	If you already have an account and have authorized telephone transactions, you may call to open an account in another Fund in the Trust. You may direct us to deduct an amount from your previously authorized checking or savings account or to exchange shares from your existing Fund account into another Fund in the Trust, or you may send us a wire. (For exchanges, the names and addresses on the accounts must be identical). Your initial investment in the new Fund in the Trust must meet the minimum amount.	You may make investments by telephone ($100 per established Fund in the Trust) if you have previously authorized it. Once you call, we will deduct the dollar amount you designate from your previously authorized checking or savings account. If you have implemented asset allocation advice using GuideStone Advisors’ Guided Planning Services®, minimum subsequent purchase requirements do not apply.

By Wire

The Bank of New York Mellon

ABA#: 011001234

DDA#: 0000734306

FBO: Shareholder Name, Fund Number and Account Number

Note: Your bank may charge you a fee for handling a wire transaction. The Trust and its transfer agent are not responsible for the efficiency of the federal wire system or your bank.

Call your bank with the wire instructions shown to the left. The wire must be received by 4:00 p.m. Eastern time for same day processing.

Please call 1-888-GS-FUNDS (1-888-473-8637) for the account number to include on the wire.

You must send a completed application by overnight delivery in advance of the wire to:

GuideStone Funds

(Designate the Fund)

c/o BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581-1722

Call 1-888-GS-FUNDS (1-888-473-8637) to notify us of the wire. Call your bank with the wire instructions shown to the left. The wire must be received by 4:00 p.m. Eastern time for same day processing.

Method	Open an Account	Add to an Account

Online

www.GuideStoneFunds.com

Register through our website. You can then establish a personal identification number (“PIN”) on our website that will enable you to make transactions with the Funds online.

If you do not have an existing account, you may open an account through our website or download an application from our website and forward your signed application to:

GuideStone Funds

P.O. Box 9834

Providence, RI 02940-9886

You may make additional investments online if you have previously authorized it. Once you place your order through our website, we will deduct the dollar amount you designate from your previously authorized checking or savings account.

152 | GuideStone Funds Prospectus

Method	Open an Account	Add to an Account
Existing shareholders may open an account in another Fund through our website. You may instruct us to deduct an amount from your previously authorized checking account or to exchange shares from your existing Fund account into another Fund in the Trust. (For exchanges, the names and addresses on the accounts must be identical). Your initial investment in the new Fund must meet the minimum amount.

Automatic Transaction Plans

For each type of automatic transaction plan, you must complete the appropriate section on your initial application or complete an authorization form, available upon request by calling 1-888-GS-FUNDS (1-888-473-8637).

	Not applicable.	Automatic Investment Plan: You may authorize automatic monthly or quarterly investments in a constant dollar amount (a minimum of $100 per established Fund). We will withdraw the designated dollar amount from your checking account on the 5th or 20th day (whichever you designate) of the month beginning in the month you designate. We will invest it into the Fund that you have designated. If the 5th or the 20th of the month does not fall on a business day, we will withdraw the designated dollar amount on the following business day. If you have implemented asset allocation advice using GuideStone Advisors’ Guided Planning Services®, minimum subsequent purchase requirements do not apply.

GuideStone Funds Prospectus | 153

The following transaction procedures do not apply to Participant Directed Plan accounts or accounts held through financial intermediaries. If you own shares of the Funds through one of the Plans, you should consult your employer, your plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for proper instructions. If you own shares of the Funds through a financial intermediary, please contact your salesperson or financial intermediary for proper instructions.

Method	Redeem Shares	Exchange Shares
By Mail GuideStone Funds P.O. Box 9834 Providence, RI 02940-9886 Overnight Delivery: GuideStone Funds c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722

Send a letter of instruction that includes:

 •  The Fund name, your account number, the name of each owner (exactly as they appear on the account) and the dollar amount you wish to redeem.

 •  Include all genuine signatures (exactly as they appear on the account) and any documents that may be required (and a medallion signature guarantee, if required). See “Medallion Signature Guarantees.”

Send a letter of instruction that includes:

 •  Your account number, the name of each owner (exactly as they appear on the account), the dollar amount you wish to exchange (a minimum of $250 per established Fund) and the new Fund into which the amount is being invested.

 •  Include all genuine signatures (exactly as they appear on the account) and any documents that may be required.

By Telephone

1-888-GS-FUNDS (1-888-473-8637) Your account will automatically have certain telephone privileges unless you designate otherwise on your initial application or complete an authorization form, available upon request by calling 1-888-GS-FUNDS (1-888-473-8637). When you call, we may request personal identification and record your call.

You will receive your redemption payment in the form you previously authorized: check, deposit to your bank account or wire transfer (for wire transfers, a $10 fee may be charged).

If you have previously authorized telephone redemptions, you may redeem shares by calling us ($25,000 limit). (IRAs only: You must make all requests for redemptions in writing. Please call 1-888-GS-FUNDS (1-888-473-8637) to request a form.)

If you have changed your address, there is a 10-day waiting period before a withdrawal can be made by check. If you have previously authorized ACH or wire redemptions, you may still redeem shares during the waiting period.

The names and addresses on the accounts must be identical. Shares will be exchanged into the same class.

If you have previously authorized telephone exchanges, you may exchange shares for shares of another Fund in the Trust (a minimum of $250 per established Fund) over the telephone. The names and addresses on the accounts must be identical. Shares will be exchanged into the same class.

By Wire Note: Your bank may charge you a fee for handling a wire transaction. The Trust and its transfer agent are not responsible for the efficiency of the federal wire system or your bank.	You may redeem shares by contacting us by mail or by telephone and instructing us to wire your proceeds to your bank ($10,000 minimum). (Follow the instructions in this table for how to Redeem Shares: By Mail, By Telephone or Online.) Wire redemptions can be made only if you have previously authorized it on an authorization form (including attaching a voided check from the account where proceeds are to be wired), available upon request by calling 1-888-GS-FUNDS (1-888-473-8637). A $10 fee may be charged for wire transfers.	Not applicable.

154 | GuideStone Funds Prospectus

Method	Redeem Shares	Exchange Shares

Online

www.GuideStoneFunds.com

Register through our website. You can then establish a personal identification number (“PIN”) on our website that will enable you to make transactions with the Funds online.

You may redeem shares through our website. You will receive your redemption payment in the form you previously authorized: check or deposit to your bank account.

If you have changed your address, there is a 10-day waiting period before a withdrawal can be made by check. If you have previously authorized ACH or wire redemptions, you may still redeem shares during the waiting period.

You may exchange shares for shares of another Fund in the Trust (a minimum of $250 per established Fund) through our website. The names and addresses on the accounts must be identical. Shares will be exchanged into the same class.

Automatic Transaction Plans You must complete the appropriate section on your initial application or complete an authorization form, available upon request by calling 1-888-GS-FUNDS (1-888-473-8637).

Systematic Withdrawal Plan:

You may specify a percent of your account or a dollar amount (a minimum of $250 per established Fund) to be withdrawn monthly, quarterly or annually on the 25th of the month beginning on the month you designate. If the 25th does not fall on a business day, we will process the withdrawal on the previous business day. We reserve the right to charge you for each withdrawal. At the time you authorize the withdrawal plan, you must have a minimum account balance of $5,000. You must have all dividends and other distributions reinvested. We will continue the withdrawals until your shares are gone or you cancel the plan. You may cancel or change your plan or redeem all your shares at any time.

You will receive your redemption payment in the form you previously authorized: check or deposit to your bank account.

Not Applicable.

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More Shareholder Information

How Share Price is Calculated

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) determines the NAV per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time), on each day that the NYSE is open for business (“Business Day”). The NYSE is open for trading every weekday except for the following holidays: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When a holiday falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or subsequent Monday in observance of the holiday. The NAV for a Class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund’s investments, cash and other assets attributable to that Class, deducting the pro rata portion of the Fund’s liabilities attributable to that Class and the liabilities directly attributable to that Class, and then dividing that value by the total number of shares of the Class outstanding. Since NAV for each Fund is calculated separately by Class, and since each Class has its own expenses, the per share NAV of each Fund will vary by Class.

What is the Net Asset Value or “NAV”?
NAV =	Assets – Liabilities
Outstanding Shares

Because the Date Target Funds, Asset Allocation Funds and the Real Assets Fund invest in shares of various Select Funds, and other investments, which may include other non-affiliated registered investment companies, the price of each of these Fund’s shares is based upon the NAV of those shares of the underlying investments. In turn, the NAV per share of each underlying investment is based upon the values of the obligations, stocks and other investments held by the underlying investment. Therefore, the price of a Date Target Fund’s, an Asset Allocation Fund’s and a Real Assets Fund’s share will fluctuate in relation to its asset allocation among the underlying investments and the value of the portfolio investments of the underlying investments.

Each Fund, except the Money Market Fund, values its assets based on market quotations or official closing prices when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a Fund believes a market price does not reflect a security’s true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

BNY Mellon prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by other Funds that have maturities of sixty (60) days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund, Global Bond Fund, Defensive Market Strategies Fund, Real Estate Securities Fund, International Equity Fund, Emerging Markets Equity Fund and Global Natural Resources Equity Fund may include portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The NAV for shares of the Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund, Global Bond Fund, Defensive Market Strategies Fund, Real Estate Securities Fund, International Equity Fund, Emerging Markets Equity Fund and Global Natural Resources Equity Fund (as well as the Date Target Funds, Asset Allocation Funds and Real Assets Fund which invest in these Funds) may change on days when an investor will not be able to purchase or redeem shares.

Investments by the Select Funds in other open-end management investment companies are valued based upon the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Purchase of Shares

Fund shares are sold at NAV without a front-end sales load or a back-end sales load. Orders for the purchase of shares received in good order and accepted by the transfer agent or other authorized intermediary as of the close of regular trading on any Business Day will be executed the day they are received by either the transfer agent or other authorized intermediary, at the day’s closing share price for the applicable Fund(s), provided that (1) the transfer agent receives payment as of the close of regular trading on the same Business Day; or (2) the requests are placed by a financial intermediary that has entered into a servicing agreement and payment in federal or other immediately available funds is received by the transfer agent by the close of the same Business Day or on the next Business Day, depending on the terms of the servicing agreement. Purchase requests received in good order by the transfer agent or other authorized intermediary on a non-Business Day or after the close of regular trading on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Fund(s), provided that payment is made as noted previously. A fee may be assessed if you transact through a financial intermediary, broker or agent.

156 | GuideStone Funds Prospectus

Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares are not issued. If your purchase order fails to designate a Fund, the purchase will be invested in the Money Market Fund.

The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds’ management, they are deemed to be in the best interest of the Funds. The Funds will not accept any third party or foreign checks.

Redemption of Shares

Requests for the redemption of some or all of your shares received in good order by the transfer agent or other authorized intermediary as of the close of regular trading on any Business Day will be executed the day they are received by either the transfer agent or other authorized intermediary, at the day’s closing share price for the applicable Fund(s). Redemption requests received in good order by the transfer agent or other authorized intermediary on a non-Business Day or after the close of regular trading on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Fund(s), provided that payment is made as noted previously. A fee may be assessed if you transact through a financial intermediary, broker or agent.

A redemption is a taxable transaction on which you may recognize a gain or loss, unless you are investing through a tax-deferred account, such as an IRA or Participant Directed Plan account (“Tax-Deferred Account”). (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

Redemption proceeds will ordinarily be sent on the next Business Day, but the Funds may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the NYSE is closed or has restricted trading or the SEC has determined an emergency condition exists. The Money Market Fund may also suspend redemptions to facilitate orderly liquidation of the Fund pursuant to Rule 22e-3 under the 1940 Act. Redemption proceeds will only be sent in the form that you previously authorized. If you have authorized payment by check, the check will be sent to the shareholder and address of record.

Checkwriting Option

If you own Investor Class shares of the Money Market Fund in a GuideStone investment account, you may draw money from your Money Market Fund account by writing a check of $250 or more. You must complete an authorization form, available upon request by calling 1-888-GS-FUNDS (1-888-473-8637). Before writing a check from your personal investment account, you should verify the balance in your Money Market Fund account to ensure there are adequate funds to cover the amount of the check. You may not write a check to close your account. Charges will be imposed for stop payment orders and returned checks. An appropriate amount of shares will be redeemed from your Money Market Fund account to pay for these charges.

Checkwriting privileges are not available for Institutional Class accounts, IRAs, Plan accounts, TSAs or other tax-deferred accounts. Checkwriting privileges would result in significant, negative tax consequences to a shareholder in an IRA, Plan account or other tax-deferred account.

Request In Good Order

All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (2) any required medallion signature guarantees (see the section entitled “Medallion Signature Guarantees”); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities. You may call 1-888-GS-FUNDS (1-888-473-8637) for further details.

Written redemption requests also must include the Fund name, your account number and the dollar amount of the transaction. Purchase orders are not in good order until the Funds’ transfer agent has received payment in federal funds.

If you are investing through a Plan, your employer, plan administrator or GuideStone Financial Resources, each has their own procedures for transmitting transaction orders and payments to the Funds’ transfer agent on a timely basis and in good order. These procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.

Medallion Signature Guarantees

To protect shareholder accounts, the Funds and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables the Funds to verify the identity of the person who has authorized a redemption from an account. A medallion signature guarantee will be required for any of the following:

For IRA and GuideStone Investment Accounts:

•	Any written redemption request for $50,000 or more.

GuideStone Funds Prospectus | 157

•	Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address.

•	Transfers into an account with a different registration (including a different name, address, taxpayer identification number or account type).

For Institutional Class Accounts:

•	Any written redemption request for $250,000 or more.

•	Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address.

•	Transfers into an account with a different registration (including a different name, address, taxpayer identification number or account type).

A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call 1-888-GS-FUNDS (1-888-473-8637) for further details.

The Adviser reserves the right to waive the medallion signature guarantee requirement, provided it has obtained sufficient evidence to grant the waiver.

Redeeming Recently Purchased Shares

If you are redeeming shares that you recently purchased by check, the Funds may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after your check is received. To avoid this delay, pay for your shares by federal funds wire transfer.

Right to Redeem in Kind

The Funds reserve the right to pay part or all of your redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

Account Statements

Each shareholder’s transactions in Fund shares will be reflected in a quarterly statement, except organizations that directly invest in an Institutional Class Account shares receive monthly statements. If your Fund shares are held by a nominee or Plan, the nominee or Plan decides whether the statement will be sent to you.

Exchanging Shares

What is an exchange?

An exchange between Funds of the Trust is really two transactions — a sale of shares of a Fund and the purchase of shares of another Fund. In general, the same policies that apply to purchases and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.

An exchange is a taxable transaction on which you may recognize a gain or loss, unless you are investing through a tax-deferred account, such as a Plan account or an IRA. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

If you are invested through a Plan, you may exchange shares of one Fund for shares in one or more of the other Funds provided exchanges are permitted under the Plan. Contact your employer, plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for more information.

If you invested in shares of the Funds through a financial intermediary, please contact your salesperson or financial intermediary for proper instructions to conduct an exchange. A fee may be assessed if you transact through a financial intermediary, broker or agent.

Market Timing

The purchase, exchange and redemption of Fund shares in an effort to profit from anticipated short-term market movements (“market timing”) may disrupt portfolio investment strategies and affect costs and performance for other shareholders, including long-term shareholders. To discourage market timing and abusive trading practices by Fund shareholders, the Board of Trustees has adopted policies and has approved procedures for implementing those policies. If you invested in shares of the Funds through a financial intermediary, the market timing policy for that financial intermediary may differ. Please contact your salesperson or financial intermediary for more information on information on their market timing policy.

158 | GuideStone Funds Prospectus

These procedures reflect criteria that have been developed to identify market timing and that are applied for monitoring transactions in Fund shares. If the Trust identifies what it believes to be market timing, it may warn the shareholder involved, reject or restrict a purchase or exchange order and/or prohibit that shareholder from making further purchases or exchanges of a specific Fund’s shares. The Trust may modify its procedures for implementing its market timing policy and/or the monitoring criteria at any time without prior notice. There can be no assurance that the Trust’s policies will eliminate all market timing activity in the Funds.

Although the Trust makes efforts to monitor for market timing, the ability of the Trust to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts.

Telephone and Online Transaction

The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information, such as the: 1) account number; 2) name and address exactly as registered with us; or 3) the primary social security or other taxpayer identification number.

We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. If you are invested other than through a Plan, your account will automatically have certain telephone privileges. If you are an eligible foundation or you invest through an IRA or personal investment account, your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption or online redemption option from your account, please notify us in writing. If you are redeeming shares you hold through a Plan or foundation, you may not have telephone or online privileges; contact your employer, your plan administrator or GuideStone Financial Resources at 1-888-GS-FUNDS (1-888-473-8637) for information about how to redeem your shares.

The Funds reserve the right to terminate or limit the telephone or online redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone or through our website, during periods of unusual market activity, contact us by regular or express mail.

Duplicate Mailing to Same Household

We try to eliminate duplicate mailings to the same household. If two Fund shareholders, excluding shareholders invested through a Plan, have the same last name and address, we send just one shareholder report, instead of two. If you prefer separate reports, notify us by mail or telephone.

Distributions

What is net investment income? Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.

The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund, Global Bond Fund and Flexible Income Fund declare and pay dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pay them monthly. Each of the Defensive Market Strategies Fund, Equity Index Fund, Real Estate Securities Fund, Value Equity Fund and Growth Equity Fund declares and pays dividends from net investment income semi-annually. Each of the other Funds (including all the Date Target Funds and Asset Allocation Funds) declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions of the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.

Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will automatically be reinvested in additional Fund shares, unless you elect to receive your distributions in cash. You may not elect cash distributions for a Plan account or IRA, since cash distributions would result in significant, negative tax consequences to the holder of such an account.

Financial Intermediaries

On behalf of the Trust, certain institutions acting as financial intermediaries may be authorized to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved on behalf of the Trust. A Fund will be deemed to have received an order when the order is accepted by the authorized

GuideStone Funds Prospectus | 159

intermediary, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the transfer agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the transfer agent within such time periods, the authorized intermediary may be liable for fees and losses and the transactions may be cancelled. For these and other support services, a fee may be received. For more information, see the section entitled “Shareholder Servicing Arrangements” in this Prospectus.

The Adviser also may provide compensation to certain dealers and other financial intermediaries, including affiliates of the Adviser, for marketing and distribution in connection with the Trust. The Adviser or its affiliates may also sponsor informational meetings, seminars and other similar programs designed to market the Trust. The amount of such compensation and payments may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Adviser (after adjustments). The additional compensation and payments will be paid by the Adviser or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid.

Investors purchasing shares of a Fund through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary may also impose account charges, such as asset allocation fees, account maintenance fees and other charges that will reduce the net return on an investment in a Fund. If an investor has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the investor may be required to redeem all or a portion of the investor’s investment in a Fund.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in their SAI and on the Funds’ website at www.GuideStoneFunds.com.

Taxes

This section only summarizes some important federal income tax considerations that may affect your investment in a Fund. If you are investing through a Tax-Deferred Account, special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

Federal Income Tax. As long as a Fund meets the requirements for being treated as a “regulated investment company” under the Code, which each Fund intends to continue to do, it pays no federal income tax on the net earnings and gains it distributes to its shareholders. The Funds will notify you following the end of each calendar year of the amount of dividends and other distributions paid that year.

Dividends from net investment income and distributions from the excess of net short-term capital gain over net long-term capital loss that you receive from a Fund generally are taxable to you as ordinary income, whether reinvested in additional Fund shares or received in cash, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) and reported by the Fund as such generally will be subject to federal income tax for individual and certain other non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rates for net capital gain—a maximum of 15% (20% for those shareholders with taxable income exceeding $406,750 or $457,600 if married filing jointly, which amounts will be adjusted for inflation annually). A Fund’s distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), whether reinvested in additional Fund shares or received in cash, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares.

Unless you are investing through a Tax-Deferred Account, you should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

A redemption or exchange of your Fund shares is a taxable event for you. Depending on the redemption price of the shares you redeem or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. The exception, once again, is a Tax-Deferred Account. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

An individual is required to pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally will include dividends and other distributions a Fund pays and gains recognized from the redemption or exchange of Fund shares, or (2) the excess of the individual’s “modified adjusted gross income” over $200,000 for single taxpayers ($250,000 for married persons filing jointly). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.

Basis Reporting and Election. The Funds (or their administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders basis and holding period information for Fund shares purchased on or after January 1, 2012 (“Covered Shares”). The Funds will permit shareholders to elect from among several IRS-accepted basis determination methods, including average basis. In the absence of an election by a shareholder, a Fund will use the average basis method with respect to that shareholder’s Covered Shares. The basis determination method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting rules apply to them.

160 | GuideStone Funds Prospectus

State and Local Income Taxes. You should consult a tax adviser concerning state and local tax laws, which may produce different consequences from those under the federal income tax law.

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Shareholder Servicing Arrangements

Shares of the Funds are sold without a front-end sales load or a back-end sales load on a continuous basis by Foreside Funds Distributors LLC, located at 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312 (the “Underwriter”). The Board of Trustees has adopted a separate Shareholder Service Plan for the Investor Class (“Service Plan”).

Under its Service Plan, the Investor Class is authorized to pay shareholder servicing and recordkeeping fees of 0.25% of average daily net assets. Shareholder servicing and recordkeeping fees are paid to parties that provide services for, and maintain records for, shareholder accounts.

Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

What are service fees? Service fees are deducted from fund assets to pay for recordkeeping and other services in connection with maintaining shareholder accounts.

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Related Performance Information

Real Estate Securities Fund. The Real Estate Securities Fund is a successor to a previously existing private fund that operated from 2000 to 2006. This section presents past performance information (“Performance”) of the private fund. Pursuant to a reorganization transaction completed on December 29, 2006, the private fund was reorganized into the Real Estate Securities Fund. The Real Estate Securities Fund assumed the private fund’s portfolio. The Adviser and RREEF America, L.L.C. (“RREEF”), the Sub-Adviser to the Real Estate Securities Fund, were the Adviser and Sub-Adviser to the private fund. The private fund and the Real Estate Securities Fund have substantially similar investment objectives, polices and strategies. The Adviser and RREEF manage the Real Estate Securities Fund substantially similarly to the private fund.

The private fund Performance has been adjusted to reflect the fees and expenses of the Real Estate Securities Fund, including the 1.29% annualized expense limit that the Adviser agreed to through April 30, 2007, plus certain private fund expenses. If the expense limitation is terminated, the expenses of the Real Estate Securities Fund may be higher than the 1.29% expense limitation, which would lower the performance shown. Actual fees and expenses will vary depending on, among other things, the applicable fee schedule, fund size and applicable sales charges, if any. The fee schedule and expenses of the Real Estate Securities Fund are included in this Prospectus. The Performance is also compared with the performance figures of a broad-based index appropriate to the Real Estate Securities Fund.

THE PAST PERFORMANCE OF THE PRIVATE FUND IS NO GUARANTEE OF FUTURE RESULTS OF THE REAL ESTATE SECURITIES FUND. PLEASE NOTE THE FOLLOWING CAUTIONARY GUIDELINES IN REVIEWING THIS INFORMATION:

•

PERFORMANCE FIGURES ARE THE HISTORICAL PERFORMANCE OF THE INVESTMENT PORTFOLIO OF THE PRIVATE FUND, ALL ASSETS OF WHICH ARE, AS A RESULT OF THE REORGANIZATION, HELD BY THE REAL ESTATE SECURITIES FUND. The Performance shown is not an indication of how the Real Estate Securities Fund will perform. The Real Estate Securities Fund’s performance may be different from that shown due to factors such as differences in cash flows, fees, expenses, performance calculation methods, portfolio size, number of underlying pooled investments, investment limitations, diversification requirements and other restrictions imposed on registered funds by the Investment Company Act of 1940, as amended (“1940 Act”), all of which, if applicable, could have a negative impact on the Real Estate Securities Fund’s performance. In particular, the private fund’s Performance is not necessarily an indication of how the Real Estate Securities Fund will perform, as the private fund was not subject to investment limitations and other restrictions imposed on registered management investment companies by the 1940 Act which, if applicable, could have a negative impact on the Real Estate Securities Fund’s performance.

•

THE BENCHMARK. The Performance is compared to a broad-based index. Broad-based indices are unmanaged and are not subject to fees and expenses typically associated with managed funds, including the Real Estate Securities Fund. Investments generally cannot be made directly in a broad-based index. The index is described below.

GuideStone Funds Prospectus | 163

Real Estate Private Fund Total Return years ended 12/31

Best Quarter:    17.34%    4/2004    Worst Quarter:    (7.90)%    3/2002

Average Annual Total Returns as of 12/28/06

	1 Year	5 Years	Since Inception
Return before taxes	37.59%	24.97%	24.18%
Return after taxes on distributions	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares	N/A	N/A	N/A
Dow Jones U.S. Select Real Estate Securities IndexSM (reflects no deductions for fees, expenses or taxes)*	34.74%	24.00%	23.32%

*

The Dow Jones U.S. Select Real Estate Securities IndexSM measures the performance of publicly traded real estate securities and represents equity REITs and real estate operating companies (REOCs) traded in the United States. The index is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.

164 | GuideStone Funds Prospectus

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Institutional Class and Investor Class of each Fund for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions. This information for the Fiscal Years or periods ended December 31, 2010, 2011, 2012, 2013 and 2014 have been audited by [                    ], the Funds’ independent registered public accounting firm whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. No financial highlights are presented for the Institutional Class shares of the [Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund,] Inflation Protected Bond Fund, Global Bond Fund and Real Estate Securities Fund because they were not active during the 2014 fiscal year.

[UPDATED FINANCIAL HIGHLIGHTS TO BE INSERTED IN 485(b)]

GuideStone Funds Prospectus | 165

Glossary

30-Day SEC Yield — A standardized measure of yield for a mutual fund. The calculation is based on a 30-day period ending on the last of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

Acquired Fund Fees and Expenses — Fees and expenses attributable to any company in which a mutual fund invests or has invested during the relevant fiscal period that (a) is an investment company or (b) would be an investment company under Section 3(a) of the 1940 Act, as amended. In the event the fees and expense incurred indirectly by a mutual fund as a result of investment in shares of one or more acquired funds do not exceed 0.01% of the average net assets of that mutual fund, the mutual fund may include these fees and expenses under the sub-caption “Other expenses” in the mutual fund’s fee table. Total annual fund operating expenses reflected in a mutual fund’s fee table may not correlate to the ratio of expenses to average net assets reported in a mutual fund’s financial highlights table, which reflects the operating expenses of a mutual fund and does not include Acquired Fund Fees and Expenses.

Active Management — A style of investment management where the portfolio manager actively makes investment decisions and initiates buying and selling of securities in an effort to maximize return. It is the opposite of passive management, where the portfolio manager oversees a static portfolio structured to match the performance of a selected part of the market or index.

American Depositary Receipt (“ADR”) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.

American Depositary Share (“ADS”) — A U.S. dollar-denominated equity share of a foreign-based company available for purchase on an American stock exchange. ADSs are issued by depository banks in the United States under agreement with the issuing foreign company; the entire issuance is called an ADR and the individual shares are referred to as ADSs.

Amortized Cost — This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The accounting method is used for the Money Market Fund.

Annualize — To convert to an annual basis. The expression of a rate of return over periods other than one year converted to annual terms. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.

Asset-Backed Securities — Securities backed by mortgages, installment contracts, credit card receivables or other financial assets. These securities represent interest in “pools” of assets in which payments of both interest and principal on the securities are made periodically.

Average Maturity — The average length of time on which the principal of a bond in a bond fund must be repaid.

Basis Point — One basis point is 0.01%, or 1/100 of a percentage point. Thus 100 basis points equal 1% percent.

Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the risk and performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large-cap equity portfolios.

Capital Gain/Loss — A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.

Commercial Paper — The security is a short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.

Commodities – Commodities are raw materials or agricultural products such as sugar, corn, gold or oil, among many others. Commodities may be grouped into different classifications for regulatory purposes, such as energy, agricultural (including livestock), precious metals, industrial metals, among many others. Investments in the commodities markets can include direct physical trading and derivatives trading in the form of spot transactions, futures and options on futures.

Commodity-Linked Derivatives – A commodity-linked derivative is a financial instrument whose value is linked to a commodity index or commodity futures or option contract. Commodity-linked derivatives may be securitized by physical assets or commodities.

Concentration Risk — Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.

Correlation — The statistical measure which indicates the tendency of two variables moving together.

Credit Quality — A measure that reflects the rating assigned by Standard & Poor’s®, Moody’s Investors Service, Inc. or Fitch, Inc. to fixed-income securities. It rates the issuing entity’s capacity to meet the repayment terms of the security. Bonds issued and backed by the federal government are of the highest quality and are considered superior to bonds rated AAA, which is the highest possible rating a corporate bond can receive. Investment quality ratings include AAA, AA, A, and BBB. Bonds rated BB or lower are considered high yield or “junk” bonds.

166 | GuideStone Funds Prospectus

Credit Ratings — See Credit Quality.

Credit Risk — A risk that an issuer may default on its securities causing a loss to the debt holder.

Currency Exchange Rate — A quotation used to indicate the value of a foreign currency relative to one unit of local currency.

Currency Risk — Foreign investments bear the risk of the local market and the foreign exchange rate. Risk associated with exposure to a certain currency that declines in value. Changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of foreign investments.

Current Income — Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.

Default Risk — Risk that an issuer will be unable to timely meet interest and principal payments.

Deflation – Deflation is a decrease in the general price level of goods and services. Deflation may occur when the inflation rate falls below 0% (a negative inflation rate). Deflation may be caused by a reduction in the supply of money or credit, or by a decrease in government, personal or investment spending.

Developed Markets — Financial markets in countries with developed economies. Examples include, but are not limited to, the United States, United Kingdom, Germany, France and Japan.

Dividend — Earnings distributed to shareholders. Mutual fund dividends are paid out of income from a fund’s investments.

Dividend Yield — Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.

Downgraded — The act of lowering the credit rating of a fixed-income instrument.

Duration — A calculation that measures the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond’s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years — the duration. For example, a bond with a five-year duration will, in theory, decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Emerging Markets — Financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, Russia and Asia (excluding Japan). Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

Equity — Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.

Exchange-Traded Funds (“ETFs”) — ETFs are open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System.

Expense Ratio — Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.

Federal Deposit Insurance Corporation (“FDIC”) — Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.

Fixed-Income Securities — A security that pays a fixed-rate of return. Usually refers to government, corporate or municipal bonds, which pay a fixed-rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

Floating Rate Loans – A floating rate loan is a debt obligation whose interest rate is tied to another rate, such as the Prime rate or the London Interbank Offered Rate (LIBOR). They are also known as bank loans, senior loans or leveraged loans. Floating rate loans are loans made by a bank or other lender to a company, and they are typically secured by the assets of the borrower. Proceeds of the loans are often used to finance corporate transactions, such as leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases and other transactions. Although the loans are typically backed by specific collateral, the loans often carry a below-investment-grade rating and are, therefore, subject to greater risk of default than investment-grade securities.

Foreign Issuers — Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

Forward Contracts — A privately negotiated contract permitting the holder to purchase or sell a specified amount of a financial instrument or foreign currency on a predetermined future date at a predetermined price.

GuideStone Funds Prospectus | 167

Frontier Markets – A subset of emerging market countries that are investable but may have lower market capitalization and liquidity and may be more politically unstable than the more developed emerging markets.

Futures Contracts — A standardized agreement to buy or sell a specified amount of a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market). Interest rate futures contracts are a type of financial futures contracts that call for the future delivery of U.S. government securities or index-based futures contracts. The value of interest rate futures contracts changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.

Global Depositary Receipt (“GDR”) — Receipt for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the U.S. and Latin America to offer shares in many markets around the world.

Hedging — The practice of undertaking one investment activity in order to protect against losses in another.

High Yield Bonds (“Junk Bonds”) — A bond that has a credit rating of BB or lower and that pays a higher yield to compensate for the greater credit risk.

Illiquid Securities — A security that cannot be disposed of promptly (i.e., within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument.

Indirect Fees and Expenses — Fees and expenses borne indirectly by a mutual fund shareholder through his/her investment in a mutual fund that owns acquired funds.

Inflation – The rate at which the general level of prices for goods and services rises, and correspondingly, purchasing power falls.

Inflation-Protected Bonds — Fixed-income instruments whose principal and/or interest is adjusted periodically for inflation. Inflation-protected bonds are also known as inflation-indexed bonds.

Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

Interest Rate Floors and Caps — The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate.

Interest Rate Risk — Risk that changes in interest rates will adversely affect the value of an investor’s securities portfolio. When interest rates rise, the market value of fixed-income contracts (such as bonds) declines. Similarly, when interest rates decline, the market value of fixed-income contracts increases.

International Equity Securities — Investments in non-U.S. stocks or equity securities.

Investment Grade Bond — See Credit Quality.

Maturity — The date at which a debt instrument is due and payable.

Micro-Cap Companies – Micro-cap companies have market capitalizations that are less than those of small capitalization companies and may involve greater risk and be more volatile and less liquid than an investment in a larger company. Micro-cap companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Micro-cap companies may have limited financial resources, management experience and market diversification.

Money Market Instruments — Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.

Nationally Recognized Statistical Rating Organization (“NRSRO”) — NRSRO means any nationally recognized statistical rating organization, as designated by the SEC that does not directly or indirectly control, and is not controlled by or under common control with, the issuer of, or any insurer, guarantor or provider of credit support for, the security. As of September 25, 2008, the SEC has designated ten rating agencies as NRSROs: (1) Dominion Bond Rating Service Ltd.; (2) Fitch, Inc.; (3) Moody’s Investors Service, Inc.; (4) Standard & Poor’s® Division of the The McGraw-Hill Companies, Inc.; (5) A.M. Best Company, Inc.; (6) Japan Credit Rating Agency, Ltd.; (7) Rating and Investment Information, Inc.; (8) Egan-Jones Rating Company; (9) LACE Financial Corp.; and (10) Realpoint LLC.

Natural Resources – Natural resources are materials that are derived from the environment. Natural resources generally include, but are not limited to: energy (such as oil and other fossil fuels), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

168 | GuideStone Funds Prospectus

Net Asset Value (“NAV”) — The market value of a fund share. For the Funds, this value is net of all expenses. The NAV is calculated after the close of the exchanges and markets each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of shares outstanding.

Options — An instrument that provides for an investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date. There are several different types of options, which may include interest rate options, yield curve options and options on mortgage-backed securities. Interest rate options are a type of option that provides the owner the right to purchase or sell U.S. government securities or index-based option. Yield curve options and options on stock indices provide the holder with the right to make or receive a cash settlement upon exercise of the option. Options on mortgage-backed securities entitle the holder to purchase or sell mortgage backed securities, which are fixed-income investments that generate interest revenue through pools of home loan mortgages.

Passive Management — A style of investment management that seeks to attain performance equal to the market or a particular index. In pure index funds, no judgments are made about future market movements, although more sophisticated managers usually offer tilted portfolios.

Political Risk — Risk associated with uncertain political environments when investing in foreign securities. Political risks tend to be greater in emerging markets relative to developed markets.

Prepayment Risk — Prepayment is the activity of repaying principal prior to its stated maturity date. Prepayments of certain fixed-income securities, such as mortgage-backed securities, are subject to prepayment risk. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates.

Price-to-Book (“P/B”) Ratio — The weighted average of the P/B ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.

Price-to-earnings (“P/E”) Ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.

Principal — Face amount of a debt instrument on which interest is either owed or earned.

Real Estate Investment Trust (“REIT”) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interests. REITs are not taxed on net income and gains that are distributed to shareholders, provided they comply with certain requirements of the Code.

REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Real Return — An inflation-adjusted return, that is total return reduced by the expected impact of inflation. It is the return that when compounded with inflation gives the nominal return for the same security.

Record Date — Date on which a shareholder must officially own shares in order to be entitled to a dividend.

Rule 2a-7 — Rule under the Investment Company Act of 1940, as amended, which allows for the use of the amortized cost method of accounting as long as the portfolio adheres to certain parameters related to credit quality, security type, liquidity and maturity. The Money Market Fund adheres to the requirements of Rule 2a-7.

Securities and Exchange Commission (“SEC”) — An organization created by an act of Congress, entitled the “Securities Exchange Act of 1934.” The SEC is an independent bipartisan, quasi-judicial agency of the U.S. government. The laws administered by the SEC relate in general to the field of securities and finance and seek to provide protection for investors and the public in their securities transactions.

Securities Lending — A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.

Select Funds — Funds that directly invest in different types of fixed-income obligations, stocks or other investments to meet their respective investment objectives. Sixteen (seven equity, four bond, four real assets and one money market) separate Select Funds are offered through GuideStone Funds. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (Sub-Advisers) within a single Select Fund.

Standard Deviation — A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.

GuideStone Funds Prospectus | 169

Swap Agreements — An agreement between two or more parties to exchange sets of cash flows over a period in the future. Basic types of swaps are interest rate swaps, credit default swaps and currency swaps. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. A credit default swap is a type of insurance against default by an issuer where the owner of the protection pays an annual premium to the seller of the protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. Currency swaps involve the exchange of the rights of a fund and another party to make or receive payments in specific currencies.

Swaption — An option to enter into a previously agreed upon swap agreement on a future date pursuant to the terms of the swaption.

Total Return — Return on an investment including both appreciation/(depreciation) and interest or dividends.

Transfer Agent — The agent that processes and records purchases and sales of Fund shares for all classes. BNY Mellon serves as the transfer agent for the Funds.

Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

Weighted Average Life Maturity — Weighted average life portfolio maturity is measured without reference to any Rule 2a-7 provision that otherwise would permit the Money Market Fund to shorten the maturity of an adjustable-rate security by reference to its interest rate reset dates.

Weighted Average Market Cap — The weighted average is computed by weighing each company’s market capitalization by the market value of the securities in the fund. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.

Weighted Average Maturity — The weighted average is computed by weighing each securities maturity date by the market value of the security in the Money Market Fund.

Yankee Bond — A foreign bond denominated in U.S. dollars and traded in the United States by a foreign domiciled issuer. U.S. investors may purchase the securities of foreign issuers without being subject to price swings caused by variations in currency exchange rates. Yankee bond prices are influenced primarily by changes in U.S. interest rates and the financial condition of the issuer. In most instances, issuers of yankee bonds are required to register with the SEC.

Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

Yield Spreads — A difference in yield between various issues of securities.

Yield to Maturity — The yield provided by a bond that is held to its maturity date, taking into account both interest payments and capital gains or losses.

170 | GuideStone Funds Prospectus

For more information

You can learn more about the Funds by requesting the following free documents:

Statement of Additional Information (“SAI”): Provides additional information about the Funds’ policies, investment restrictions, risks and business structure. The SAI is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports to Shareholders: Contains performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor’s report and a discussion by management of the market conditions and investment strategies that significantly affected the Funds’ performance.

If you have questions, need information about your plan account or would like to request these free documents, contact your employer, your plan administrator or GuideStone Financial Resources by phone at 1-888-GS-FUNDS (1-888-473-8637) 7 a.m. to 6 p.m. CST, Monday through Friday or by mail at:

GuideStone Funds

2401 Cedar Springs Road

Dallas, TX 75201-1498

Visit our website at www.GuideStoneFunds.com to access the Prospectus, SAI and Annual/Semi-Annual Reports.

You may also get free copies by:

— Accessing them on the EDGAR Database on the SEC’s website — www.sec.gov.

— Reviewing and copying them at the SEC’s Public Reference Room in Washington, D.C. — Call (202) 551-8090.

— Requesting copies (you will be charged a duplicating fee) by writing the Public Reference Section of the SEC, Washington, D.C. 20549–1520 or via electronic request by emailing publicinfo@sec.gov.

2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-GS-FUNDS • www.GuideStoneFunds.org	Funds distributed by Foreside Funds Distributors LLC 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312

© 2015 GuideStone Financial Resources	25561 05/15 2318
811 - 10263

Statement of Additional Information (SAI)

MAY 1, 2015

	INSTITUTIONAL	INVESTOR
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund	[GFIYX]	GFIZX
Balanced Allocation Fund	[GGIYX]	GGIZX
Growth Allocation Fund	[GCOYX]	GCOZX
Aggressive Allocation Fund	[GGBYX]	GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund	[GIPYX]	GIPZX
Global Bond Fund	[GGBYX]	GGBFX
Flexible Income Fund		GFLZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Real Assets Fund		GRAZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund	[GREYX]	GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Natural Resources Equity Fund		GNRZX

The Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus for the Institutional Class and Investor Class shares dated May 1, 2015 and as amended from time to time. The financial statements contained in the Funds' Annual Report for the fiscal year ended December 31, 2014, are incorporated by reference into this SAI. You can obtain a free copy of the current Prospectus, Annual Report and Semi-Annual Report on our website at www.GuideStoneFunds.com or by calling ***1-888-GS-FUNDS*** *(1-888-473-8637).*

GuideStone® Funds

2 | Statement of Additional Information

GuideStone Funds | 3

History of the Funds

GuideStone Funds (the “Trust”), formerly, AB Funds Trust, is an open-end management investment company organized as a Delaware statutory trust on March 2, 2000. On September 13, 2005, AB Funds Trust changed its name to GuideStone Funds. The Trust has established 31 series (each, a “Fund” and together, the “Funds”), which are described in this SAI. Each Fund is a separate mutual fund with its own investment objective, strategies and risks.

The MyDestination 2005 Fund, MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund are each referred to as a “Date Target Fund” and are together the “Date Target Funds.” The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I are each referred to as an “Asset Allocation Fund” and are together referred to as the “Asset Allocation Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund, Global Bond Fund and Flexible Income Fund are each referred to as a “Bond Fund” and are together referred to as the “Bond Funds.” The Defensive Market Strategies Fund, Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund and Global Natural Resources Equity Fund are each referred to as an “Equity Fund” and are together referred to as the “Equity Funds.”

Each Date Target Fund, each Asset Allocation Fund and the Real Assets Fund is a “fund-of-funds,” which means that it generally does not buy securities directly, but rather, allocates its assets among a different mix of mutual funds, primarily, but not limited to, the Select Funds, to meet a specified investment objective. The Select Funds, in turn, invest directly in different types of fixed-income obligations, stocks or other investments to meet their investment objectives.

Currently, there are two classes of shares issued by the Trust, the Institutional Class and Investor Class (each, a “Class” and together, the “Classes”). The Trust’s Board of Trustees (“Board” or “Board of Trustees”) may issue additional classes of shares or series at any time without prior approval of the shareholders.

Description of Investments and Risks

The following should be read in conjunction with the Fund Summary of each Fund in the Funds’ Prospectus, specifically the sections entitled “Investment Objective,” “Principal Investment Strategies” and “Principal Risks.” Unless otherwise defined in this SAI, the terms used herein have the respective meanings assigned to them in the Prospectus.

You should understand that all investments involve risk and that there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of a transaction.

GuideStone Capital Management, LLC serves as the investment adviser to the Funds (the “Adviser”) and is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”). The Funds are series of a diversified, open-end, management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Adviser allocates each Date Target Fund’s and each Asset Allocation Fund’s investments among a mix of mutual funds, primarily, but not limited to, the Select Funds. For the Real Assets Fund, the Adviser allocates the fund’s investments among a mix of mutual funds, primarily, but not limited to, the Select Funds and third-party investment companies, including the Credit Suisse Commodity Return Strategy Fund. (The Credit Suisse Commodity Return Strategy Fund is not a series of the Trust and is advised by an unaffiliated investment adviser.) Rather than making the day-to-day investment decisions for the Select Funds, the Adviser acts as a manager of managers and retains various investment management firms (each a “Sub-Adviser” and together, the “Sub-Advisers”) to do so. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Select Funds. The Sub-Advisers may not invest in all the instruments or use all the investment techniques permitted by the Funds’ Prospectus and this SAI or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and restrictions.

The Funds do not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without a vote of a majority of the outstanding shares of the Trust.

4 | Statement of Additional Information

The Date Target Funds, the Asset Allocation Funds and the Real Assets Fund invest primarily in the shares of the Select Funds, and unless indicated otherwise, the description of investments and risks in this SAI applies to the Date Target Funds, the Asset Allocation Funds and the Real Assets Fund through their investments in a mix of underlying mutual funds.

Each Date Target Fund and each Asset Allocation Fund may from time to time invest and reinvest up to 10% of its assets directly in U.S. Department of the Treasury (“U.S. Treasury”) obligations, exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts to gain exposure to the U.S. equity and fixed-income markets on cash balances. The Date Target Funds and the Asset Allocation Funds may also sell exchange-listed equity futures contracts, U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts short to reduce exposure. The foregoing percentage limitations on long positions shall not apply to any short activity. Any such investment will be made for cash management purposes and will seek to provide market exposure approximating the strategic asset allocation of the applicable Date Target Fund and Asset Allocation Fund.

Shares held by large shareholders, including institutional accounts managed by the Adviser, as well as investments held by other Funds, may from time to time represent a substantial portion of a Fund’s assets, and it is possible that these account holders may seek to redeem a significant portion of their assets in a relatively short period of time. Such large redemptions may require a Fund to liquidate its holdings more rapidly than would otherwise be required in the normal course of business, and may result in losses or expenses that may adversely affect the net asset value of the remaining outstanding shares. Although the Adviser will use its reasonable efforts to reduce any effect of redemptions by large shareholders, there is no assurance that such efforts will be successful. The Adviser and its affiliates do not owe a duty to the Funds with respect to the amount or timing of these redemptions.

Asset-Backed and Mortgage-Backed Securities. To the extent described in the Prospectus, the Bond Funds, Money Market Fund and Small Cap Equity Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.

If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by the Bond Funds, Money Market Fund and Small Cap Equity Fund may include collateralized mortgage obligations (“CMOs”) issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of such obligations ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits (“REMICs”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various classes may be structured in a variety of ways.

There are a number of important differences among the agencies, instrumentalities and government-sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Fannie Mae is a government-sponsored enterprise owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

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Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

In September 2008, the U.S. Treasury Department (“U.S. Treasury”) and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed in conservatorship. Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases, as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase Fannie Mae and Freddie Mac preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. From the end of 2007 through the first quarter of 2014, Fannie Mae and Freddie Mac required U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, they have repaid approximately $203 billion in senior preferred dividends to the U.S. Treasury over the same period. Fannie Mae and Freddie Mac ended the second quarter of 2014 with positive net worth and, as a result, neither required a draw from the U.S. Treasury. In April 2014, FHFA projected that Fannie Mae and Freddie Mac would require no additional draws from Treasury through the end of 2015. However, FHFA also conducted a stress test mandated by the Dodd-Frank Act, which suggested that in a “severely adverse scenario” additional Treasury support of between $84.4 billion and $190 billion (depending on the treatment of deferred tax assets) might be required. Nonetheless, no assurance can be given that the Federal Reserve or the U.S. Treasury will ensure that Fannie Mae and Freddie Mac remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant U.S. government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act (“TCCA”) of 2011 which, among other provisions, requires that Fannie Mae and Freddie Mac increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by Fannie Mae or Freddie Mac on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae reported in the second quarter of 2014 that there was “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship.” Freddie Mac faces similar uncertainty about its future role. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure, or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

Some, but not all, mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities. Commercial mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Bankers’ Acceptances, Certificates of Deposit, Time Deposits and Bank Notes. The Select Funds may invest in such obligations issued by U.S. or foreign issuers; however, the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and

6 | Statement of Additional Information

earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers’ acceptances rank junior to deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.

The Select Funds may invest in the obligations of foreign banks and foreign branches of domestic banks. (The Money Market Fund may invest in such obligations only if they are denominated exclusively in U.S. dollars.) Such obligations include Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar time deposits, which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian time deposits, which are essentially the same as Eurodollar time deposits except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee bankers’ acceptances, which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. U.S. branches of foreign banks may be considered domestic banks if it can be demonstrated they are subject to the same regulation as U.S. banks.

Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of U.S. banks are supervised or examined by regulatory authorities as are U.S. banks, and such branches may not be subject to reserve requirements.

Bank Loans. The Bond Funds, Defensive Market Strategies Fund and Small Cap Equity Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by U.S. banks and other financial institutions to corporate customers. There are special risks associated with investments in bank loans and participations, which include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) so-called lender-liability claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations and (iv) limitations on the ability of a Fund to directly enforce its rights with respect to participations. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates, and a senior loan could lose a substantial part of its value prior to a default. However, as compared to high yield or junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. The Bond Funds’, Defensive Market Strategies Fund’s and Small Cap Equity Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus, bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds, and there may be less public information available about them. The Bond Funds, Defensive Market Strategies Fund and Small Cap Equity Fund may participate in the primary syndicate for a loan, or they may also purchase loans from other lenders (sometimes referred to as loan assignments). The Bond Funds, Defensive Market Strategies Fund and Small Cap Equity Fund may also acquire a participation interest in another lender’s portion of the senior loan. Participation interests and assignments involve credit, interest rate and liquidity risk. The Bond Funds’, Defensive Market Strategies Fund’s and Small Cap Equity Fund’s investments in bank loans may include, without limitation, bridge loans and revolving lines of credit.

Bond Funds. Although the Bond Funds invest mainly in fixed-income securities, they may invest in U.S. common stock, including American Depositary Receipts (“ADRs”), and warrants. The Global Bond Fund may invest in U.S. common stock, including ADRs, and warrants on a limited basis (generally no more than 5% of the Fund’s assets). The Bond Funds may also invest in preferred stock.

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Collateralized Debt Obligations. The Bond Funds may invest in collateralized debt obligations (“CDOs”), which are securitized interests in pools of, generally non-mortgage, assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinated to it.

Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust and the illiquidity of CBO or CLO securities.

The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which the Flexible Income Fund invests. Risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default, (iii) market and liquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale, and (iv) if the particular structured product is invested in a security in which the Flexible Income Fund is also invested, this would tend to increase the Flexible Income Fund’s overall exposure to the credit of the issuer of such securities. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected.

Commercial Paper. The Select Funds may invest in commercial paper which includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. A Select Fund will only invest in commercial paper to the extent consistent with its investment policies, including its policies regarding credit quality and ratings.

Commodity-Linked Derivatives. The Real Assets Fund may invest in certain investment companies that are not advised by the Adviser. These underlying funds may invest in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures, which are designed to provide exposure to the investment returns of real assets, such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The value of commodity-linked derivative instruments may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities.

Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. The reverse may be true during “bull markets,” when the value of traditional securities such as stocks and bonds is increasing. Under such favorable economic conditions, an underlying fund’s investments may be expected not to perform as well as an investment in traditional securities. Over the long term, the returns on commodity-linked derivative instruments are expected to exhibit low or negative correlation with stocks and bonds.

Convertible Securities. The Equity Funds and Bond Funds may invest in convertible securities. The Defensive Market Strategies Fund, International Equity Fund, Emerging Markets Equity Fund and Global Natural Resources Equity Fund may invest in convertible securities of non-U.S. issuers. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

8 | Statement of Additional Information

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed-income securities.

Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

The Flexible Income Fund and Defensive Market Strategies Fund may establish a “synthetic” convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security.

Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

More flexibility is possible in the assembly of a synthetic convertible instrument than in the purchase of a convertible security. Although synthetic convertible instruments may be selected where the two components are issued by a single issuer, the character of a synthetic convertible instrument allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Fund’s investment objectives. A synthetic convertible instrument also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible instrument but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible instrument faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible instrument. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible instrument includes the fixed-income component as well, the holder of a synthetic convertible instrument also faces the risk that interest rates will rise, causing a decline in the value of the fixed income instrument.

The Flexible Income Fund and Defensive Market Strategies Fund may also purchase synthetic convertible instruments manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

Depositary Arrangements. Each Equity Fund may invest in ADRs and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars. They are publicly traded on exchanges or over-the-counter in the United States.

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The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

In an unsponsored ADR program, there may also be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.

The International Equity Fund, Emerging Markets Equity Fund and Global Natural Resources Equity Fund may also invest in European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”) and Global Depositary Receipts (“GDRs”). These are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. They may not be denominated in the same currency as the securities they represent. Generally, EDRs, GDRs and IDRs are designed for use in the foreign securities markets. Investments in EDRs, GDRs and IDRs involve certain risks not typically involved in purely domestic investments, including currency exchange risk. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.

The International Equity Fund, Emerging Markets Equity Fund and Global Natural Resources Equity Fund may also invest in other forms of depositary receipts that are certificates issued by non-U.S. institutions evidencing ownership of underlying foreign securities, including non-voting depositary receipts (“NVDRs”). Such depositary receipts may or may not be traded in a secondary market, and, as is the case with the NVDRs, might only be redeemable by the issuer. Investments in these depositary receipts may provide economic exposure to the underlying security, but may be less liquid and more volatile than the underlying securities, which may be issued by companies in emerging markets. In addition, investments in these depositary receipts are subject to many of the same risks associated with investing directly in foreign securities. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI. Investments in these depositary receipts, particularly NVDRs, may not entitle the holders to vote the underlying shares.

Dollar Rolls. The Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA (to be announced) or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. For additional information, see the section entitled “Mortgage Dollar Rolls” in this SAI.

Foreign Currency

Foreign Currency — Generally. The Select Funds (other than the Money Market Fund) may invest in securities denominated in foreign currencies. As part of the cash overlay program, the Funds (other than the Money Market Fund) may also utilize foreign currency exchange contracts, currency futures contracts and options thereon and currency options, which are discussed in this section. The performance of investments in securities and obligations denominated in a foreign currency will be impacted by the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Absent other events that could otherwise affect the value of a foreign security or obligation (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security or obligation in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security or obligation.

Although the Equity Funds and the Bond Funds may invest in securities and obligations denominated in foreign currencies as discussed herein, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s net asset value (“NAV”) to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments, or central banks. They can also be affected by currency controls, or by political developments in the U.S. or abroad. To the extent a Fund’s total assets, adjusted to reflect its net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, through the use of forward currency exchange contracts and other currency instruments as described below, the respective net currency positions of the Funds may expose them to risks independent of their securities positions. Although the net long and short foreign currency exposure of the Equity Funds and Bond Funds will not exceed their total asset value, to the extent a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds are also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

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Foreign Currency — Forward Currency Exchange Contracts. The Date Target Funds, Asset Allocation Funds, Real Assets Fund, Equity Funds and Bond Funds (other than the Flexible Income Fund) may enter into forward currency exchange contracts in order to hedge to the U.S. dollar and to hedge one foreign currency against changes in exchange rates for a different foreign currency. Each of these Funds may also use forward currency exchange contracts for non-hedging purposes, even if it does not own securities denominated in that currency. Forward currency exchange contracts represent an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. This allows a Fund to establish a rate of exchange for a future point in time.

When one of these Funds owns securities denominated in a foreign currency that the Sub-Adviser anticipates may decline substantially relative to the U.S. dollar or other leading currencies, the Fund may attempt to reduce this currency risk by entering into a forward currency exchange contract to sell, for a fixed amount, an amount of the foreign currency approximating the value of some or all of the Fund’s securities denominated in that foreign currency. When a Fund creates a short position in a foreign currency, it may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. A Fund’s net long and short foreign currency exposure will not exceed its total asset value.

In addition, when entering into a contract for the purchase or sale of a security, one of these Funds may enter into a forward currency exchange contract for the amount of the purchase or sale price. This protects the Fund against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Portfolio securities hedged by forward currency exchange contracts are still subject to fluctuations in market value. In addition, it will not generally be possible to match precisely the amount covered by a forward currency exchange contract. Additionally, the value of the securities involved will fluctuate based on market movements after the contract is entered into. Such imperfect correlation may cause a Fund to sustain losses that will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. While forward currency exchange contracts may protect a Fund from losses resulting from movements in exchange rates adverse to the Fund’s position, they may also limit potential gains that result from beneficial changes in the value of such currency. A Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.
Foreign Currency — Currency Futures Contracts and Options Thereon. The Date Target Funds, Asset Allocation Funds, Real Assets Fund, Equity Funds and Bond Funds (other than the Flexible Income Fund) may also engage in futures contracts on foreign currencies and related options transactions, for the same purposes that they are permitted to use forward currency exchange contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. These Funds may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges. These Funds may either accept or make delivery of the currency specified at the maturity of a forward or futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are usually effected with the currency trader who is a party to the original futures contract. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Buyers and sellers of currency futures and options thereon are subject to the same risks that apply to the use of futures generally. These risks are set forth in the section entitled “Futures and Options” in this SAI.

Foreign Currency — Currency Options. The Equity Funds and the Bond Funds (other than the Flexible Income Fund) may also write covered put and covered call options and purchase put and call options on foreign currencies, for the same purposes that they are permitted to use forward currency exchange contracts. These Funds will write or purchase currency options that are traded on U.S. or foreign exchanges or over-the-counter.

A call option written by a Fund obligates it to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by a Fund obligates it to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves the risk that a Fund may be required to sell the specified currency (subject to a call) at a price that is less than the currency’s market value or to purchase the specified currency (subject to a put) at a price that exceeds the currency’s market value. The use of currency options is subject to the same risks that apply to options generally. These risks are set forth in the section entitled “Futures and Options” in this SAI.

The purchase of a call option would entitle a Fund to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the call option. A Fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the Fund’s position.

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One of these Funds may, for example, purchase put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated. The purchase of a put option would entitle a Fund to sell a specific currency at a specified price during the option period. This is meant to offset or hedge against a decline in the dollar value of such portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

Foreign Currency — TBAs. The Bond Funds and Small Cap Equity Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying portfolio securities, according to the procedures described in the section entitled “Valuation of Shares” in this SAI.

Foreign Currency — Cover Requirements. When these Funds engage in forward currency exchange contracts, currency futures contracts and options thereon, and currency put and call options, they will comply with guidelines established by the U.S. Securities and Exchange Commission (the “SEC”) with respect to coverage of these strategies. These coverage guidelines are set forth in the section entitled “Futures and Options — Cover Requirements” in this SAI.

Foreign Securities and Obligations. Each Equity Fund and the Flexible Income Fund may invest in ADRs and regular shares of foreign companies traded and settled on U.S. and foreign exchanges and over-the-counter markets. The International Equity Fund and Emerging Markets Equity Fund invest primarily in the securities of foreign issuers. In addition, the Bond Funds, Defensive Market Strategies Fund, Small Cap Equity Fund, International Equity Fund and Emerging Markets Equity Fund may invest a portion of their assets in debt obligations issued by foreign issuers, including obligations not traded and settled on U.S. exchanges and over-the-counter markets. The Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, as well as other foreign issuers. These obligations may be issued by supranational entities, including international organizations, designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Investment in foreign securities and obligations involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund that invests in foreign stocks. The holdings of a Fund that invests in fixed-income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.

Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend and interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect an investment in foreign securities or obligations. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements. For a discussion of risks and instruments related to foreign currency, see the section entitled “Foreign Currency” in this SAI.

Investment in foreign securities and obligations may involve higher costs than investment in U.S. securities and obligations. Investors should understand that the expense ratios of the International Equity Fund and Emerging Markets Equity Fund generally can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions in foreign markets, costs arising from delays in settlements of transactions and the imposition of additional taxes by foreign governments. In addition, dividends and interest payable on a Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent those taxes are not offset by credits or deductions allowed to investors under federal income tax law, they may reduce the net return to the shareholders.

The International Equity Fund, Emerging Markets Equity Fund, Small Cap Equity Fund, Defensive Market Strategies Fund, Money Market Fund and Bond Funds may invest in foreign debt, including the securities of foreign governments and foreign corporations; provided, however, the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Several risks exist concerning such investments, including the risk that foreign issuers may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

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To the extent consistent with their investment objectives, these Funds may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank), which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

In addition, the Equity Funds and the Bond Funds may invest their assets in countries with emerging economies or securities markets. These countries are primarily located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and less reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities. They also could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested, to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered, or to incur losses due to the Fund’s inability to complete a contractual obligation to deliver securities. In addition, frontier countries generally have smaller economies and/or less developed capital markets than traditional emerging markets, and may be more politically instable, and as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions. To the extent consistent with their respective investment objectives, each Select Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

When a Fund purchases securities on a when-issued basis or purchases or sells securities on a forward commitment basis, the Fund may complete the transaction and actually purchase or sell the securities. However, if deemed advisable as a matter of investment strategy, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may also sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, it will segregate liquid assets having a value determined daily at least equal to the amount of its purchase commitments until three days prior to the settlement date, or it will otherwise cover its position. In the case of a forward commitment to sell securities, a Fund will segregate with its custodian actual securities or liquid assets that are unencumbered and daily marked-to-market, while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Futures and Options

Futures and Options — Generally. The Equity Funds may purchase or sell (1) put and call options on securities, indices and other financial instruments and (2) futures contracts and options thereon. The Equity Funds may enter into such futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodities Futures Trading Commission (“CFTC”) for sale to customers in the United States, on foreign exchanges. In addition, the Equity Funds may invest and reinvest in long or short positions in any of the instruments contemplated in this section. The Bond Funds and Small Cap Equity Fund may purchase or sell (1) put and call options on fixed-income securities and (2) futures contracts and options thereon. In addition, the Bond Funds and Small Cap Equity Fund may invest in long or short positions in any of the instruments contemplated in this section. The Date Target Funds and the Asset Allocation Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury securities, exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed-income markets on cash balances. The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short exchange-listed U.S. Treasury future contracts to reduce market exposure.

Futures and Options — Futures Contracts Generally. A futures contract may generally be described as an agreement between two parties to buy and sell a specified quantity of a particular instrument, such as a security, currency or index, during a specified future period at a specified price. When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases.

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Although futures contracts by their terms generally call for the actual delivery or acquisition of the underlying instrument or the cash value of the instrument, in most cases, the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying or selling, as the case may be, on a commodities exchange an identical futures contract calling for delivery in the same period. Such a transaction, which is executed through a member of an exchange, cancels the obligation to make or take delivery of the instrument or the cash value of the instrument underlying the contractual obligations. Such offsetting transactions may result in a profit or loss, and a Fund may incur brokerage fees when it purchases or sells futures contracts. While each Fund’s futures contracts will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying instrument whenever it appears economically advantageous for it to do so.

The use of options and futures is subject to applicable regulations of the SEC and CFTC, and the several exchanges upon which they are traded. In addition, a Fund’s ability to use options and futures will be limited by tax considerations. See “Taxation.” Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, the Adviser is not deemed to be a commodity pool operator, or each Fund a commodity pool, under the Commodity Exchange Act (the “CEA”) Rule 4.5 and neither the Funds nor the Adviser is subject to registration as such under the CEA.

Under Rule 4.5, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.

Futures and Options — Options Generally. Options may relate to particular securities, foreign and domestic securities indices, financial instruments, foreign currencies or the yield differential between two securities. Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.

In addition, some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a swap investment by a Fund could lose margin payments deposited with the clearing organization, as well as the net amount of gains not yet paid by the clearing organization, if the clearing organization breaches the swap agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Fund may be entitled to the net amount of gains the Fund is entitled to receive, plus the return of margin owed to it, only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the Fund.

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A Fund’s obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Fund’s execution of a closing purchase transaction. This means that a Fund buys on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.

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Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several other risks associated with options. For example, there are significant differences among the securities, currency and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Futures and Options — Financial Futures Contracts. Financial futures contracts are simply futures contracts that obligate the holder to buy or sell a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, during a specified future period at a specified price. A sale of a financial futures contract means the acquisition of an obligation to sell the financial instrument called for by the contract at a specified price on a specified date. A purchase of a financial futures contract means the acquisition of an obligation to buy the financial instrument called for by the contract at a specified price on a specified date.

Futures and Options — Bond Index Futures and Options Thereon. The Bond Funds, Small Cap Equity Fund, Date Target Funds, Asset Allocation Funds and Real Assets Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds’ investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by them in other financial futures transactions. The Funds may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

Futures and Options — Interest Rate Futures and Options. Interest rate futures contracts are a type of financial futures contracts that call for the future delivery of U.S. government securities or index-based futures contracts. The value of these instruments changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.

A Fund may, for example, enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed-income securities. For example, if a Fund owns bonds and interest rates are expected to increase, it might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contract to the Fund would increase at approximately the same rate, thereby keeping the NAV of the Fund from declining as much as it otherwise would have.

Futures and Options — Stock Index Futures Contracts. A stock index futures contract is a type of financial futures contract that obligates the seller to deliver (and the purchaser to buy) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.

For example, an Equity Fund, Date Target Fund, Asset Allocation Fund or the Real Assets Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When a Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.

Futures and Options — Options on Indexes and Yield Curve Options. Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option

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expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

Futures and Options — Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right, but not the obligation, to sell or to purchase, respectively, the underlying futures contract for a specified price at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

Futures and Options — Options on Stock Index Futures. The Equity Funds, Date Target Funds, Asset Allocation Funds and the Real Assets Fund may buy and sell call and put options on stock index futures. Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

Futures and Options — Cover Requirements. The Funds will comply with SEC guidelines for covering future commitments that result from certain investment strategies such as futures contracts and options thereon, put and call options and forward currency exchange contracts. SEC guidelines generally require that when entering into such transactions a Fund either (1) set aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. A Fund cannot sell or close out securities, currencies or other options or futures contracts used for cover while these strategies are outstanding, unless the Fund replaces them with similar assets. As a result, if a Fund sets aside a large percentage of its assets to cover such obligations, it runs the risk that portfolio management will be impeded or that it will not be able to meet redemption requests or other current obligations. If the market or fair value of the assets used for cover declines, a Fund will segregate daily additional liquid assets so that the value of the segregated assets will equal the amount of such commitments by the Fund.

A Fund may cover a forward currency exchange contract to sell a currency by owning the currency or securities denominated in the currency, or holding another forward currency exchange contract or call option permitting the Fund to buy the same currency at a price that is (1) no higher than the Fund’s price to sell the currency or (2) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A Fund may cover a forward currency exchange contract to buy a foreign currency by holding another forward currency exchange contract or put option permitting the Fund to sell the same currency at a price that is (1) as high as or higher than the Fund’s price to buy the currency or (2) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

To the extent a Fund enters into a futures contract, it will deposit in a segregated account with its custodian or the futures commission merchant, cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract, as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund’s position, the Fund will be required to pay to the futures commission merchant an amount equal to such change in value. If the Fund has insufficient cash, it may have to sell portfolio securities at a time when it may be disadvantageous to do so in order to meet such daily variations in margins.

When selling a call option, a Fund will segregate with its custodian and mark-to-market daily liquid assets that, when added to the amounts deposited as margin, equal the total market value of the investment underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same investment at a price no higher than the strike price of the call option, by owning the instruments underlying the contract or by holding a separate call option permitting the Fund to purchase the same investment at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option, a Fund will segregate with its custodian and mark-to-market daily liquid assets that equal the purchase price of the investment underlying the put option less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same option or by owning a separate put option permitting it to sell the same investment so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

With respect to yield curve options, a call or put option is covered if a Fund holds another call or put, respectively, on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option is generally limited to the difference between the amount of the Fund’s liability under the option it wrote less the value of the option it holds. A Fund may also cover yield curve options in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

16 | Statement of Additional Information

Futures and Options — Future Developments. The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Funds’ investment goals and legally permissible for the Funds.

High Yield, High Risk Securities. The Extended-Duration Bond Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade (“lower rated securities”) or that are unrated but deemed equivalent to those rated below investment grade by the Sub-Adviser. The Low-Duration Bond Fund and Medium-Duration Bond Fund may invest up to 15% of their assets in lower rated securities or securities that are unrated but deemed equivalent by a Sub-Adviser. The Flexible Income Fund may invest at least 80% of its assets in fixed-income securities that are rated below investment grade or that are unrated but deemed equivalent to those rated below investment grade by the Sub-Adviser. The Global Bond Fund may invest up to 70% of its assets in fixed-income securities that are rated below investment grade or that are unrated but deemed equivalent to those rated below investment grade by a Sub-Adviser. The Defensive Market Strategies Fund may invest up to 35% of its assets in lower rated securities. The Small Cap Equity Fund may invest up to 2% of its assets in lower rated securities or securities that are unrated but deemed equivalent by the Sub-Adviser. The lower the ratings of such securities, the greater their risks. Lower rated securities generally offer a higher current yield than that available from higher grade issues and typically involve greater risk.

The yields on lower rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment grade securities, lower rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund’s NAV per share.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit a Fund’s ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund’s NAV. In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Board of Trustees.

Perceived credit quality in this market can change suddenly and unexpectedly and may not fully reflect the actual risk posed by a particular lower rated or unrated security. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Low-Duration Bond Fund, Medium Duration-Bond Fund, Extended-Duration Bond Fund and the Inflation Protected Bond Fund. In such a case, the Sub-Adviser will take action that it believes to be advantageous to the Fund, including continuing to hold the downgraded securities. However, the Sub-Adviser will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Funds’ holdings of securities that are considered by the Fund to be below investment grade will not exceed 15% of its net assets, as described in the section entitled “Illiquid and Restricted Securities” in this SAI.

Ratings, however, are general and are not absolute standards of quality. There is no guarantee that the ratings provided by ratings agencies will necessarily provide an accurate reflection of the credit quality of the securities they rate. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.

Illiquid and Restricted Securities. A Fund will invest no more than 15% (5% with respect to the Money Market Fund) of the value of its net assets in illiquid securities. Generally, an “illiquid security” is any security that cannot be disposed of promptly (i.e., within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. It includes, among other things, repurchase agreements maturing in more than seven days. In addition, investments in illiquid securities by the Money Market Fund are subject to the portfolio liquidity requirements of Rule 2a-7 under the 1940 Act.

Subject to this limitation, the Board of Trustees has authorized each Fund to invest in restricted securities where such investment is consistent with the Fund’s investment goals and has authorized such securities to be considered liquid to the extent the Adviser or Sub-Adviser determines that there is a liquid institutional or other market for such securities, such as restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933

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Act”), and for which a liquid institutional market has developed. The Board of Trustees will review periodically any determination by the Adviser or Sub-Adviser to treat a restricted security as liquid, including the Adviser’s or Sub-Adviser’s assessment of current trading activity and the availability of reliable price information.

Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If a Fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the Fund from receiving the value at which the securities are carried on its books at the time of the sale. Alternatively, the Adviser or Sub-Adviser may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.

Inflation-Indexed Securities. Inflation-indexed securities issued by the U.S. Treasury, formerly known as “Treasury Inflation-Protected Securities” or “TIPS,” are debt securities whereby principal and interest payments are adjusted for inflation, with interest paid on the adjusted amount. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (“CPI”). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment.

Inflation-indexed securities normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year U.S. Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-indexed security will decline and could result in losses for the fund.

Any increase in principal for an inflation-indexed security resulting from inflation adjustments is treated for federal income tax purposes as taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that gross income includes those principal adjustments even though those amounts are not received until the bond matures. A Fund holding these securities must distribute both interest income and the income attributable to principal adjustments, which will be taxable to shareholders.

Initial Public Offerings. The Equity Funds may purchase stock in an initial public offering (“IPO”). By definition, an IPO has not traded publicly until the time of its offering. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history, all of which may contribute to price volatility. IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign IPOs are subject to foreign political and currency risks. Many IPOs are issued by undercapitalized companies of small or microcap size. Investing in IPOs entails other risks, including possible high portfolio turnover and limited liquidity.

Interest Rate Sensitivity. The price of debt securities typically drops as interest rates rise and increases as interest rates drop. Debt securities with a higher average weight dollar duration will typically be more sensitive to interest rate fluctuations than debt securities with a lower average weight dollar duration.

Interest Rate Swaps, Floors and Caps and Currency Swaps. The Bond Funds and the Small Cap Equity Fund may enter into interest rate swaps and may purchase interest rate floors or caps. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The Equity Funds and the Bond Funds (other than the Flexible Income Fund) may also enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

A Fund will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e. the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds’ borrowing restrictions.

The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each interest rate or currency swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate NAV at least equal to such accrued excess will be segregated by the Funds.

18 | Statement of Additional Information

If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. In addition, some swaps are, and more in the future may be, centrally cleared. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

Interfund Borrowing and Lending. The SEC granted the Trust an exemptive order to allow each Fund to participate in a credit facility whereby each Fund, under certain conditions, would be permitted to lend money directly to and borrow directly from other Funds for temporary purposes. It is anticipated that the credit facility, if implemented, will provide a borrowing Fund with savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility would provide a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

Investment Companies.  Each Select Fund may invest in shares of other investment companies, to the extent permitted by the 1940 Act and by exemptive orders granted by the SEC. This includes shares of other open- end, management investment companies (commonly called mutual funds), closed-end funds and exchange-traded funds (“ETFs”). In reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by the Adviser or an affiliate, under specified conditions. Among other things, the conditions preclude the investing Fund from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) (“sales charge”), or service fee, as defined in rule 2830(b) of the Conduct Rules of the FINRA, in connection with its purchase or redemption of the money market fund’s or unregistered fund’s shares, or the Adviser must waive a sufficient amount of its advisory fee to offset any such sales charge or service fee.

In addition, pursuant to an exemptive order received from the SEC, a Fund (other than the Money Market Fund and the Real Assets Fund) may invest, subject to certain conditions, cash collateral received in connection with securities lending in shares of a registered fund advised by The Northern Trust Company, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities.

ETFs are open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq National Market System. ETF shares such as iShares and SPDRs typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the Standard & Poor’s S&P 500® Total Return Index (“S&P 500® Index”). There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. ETFs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. Individual shares of an ETF are generally not redeemable at their NAV, but trade on an exchange during the day at prices that are normally close to, but not the same as, their NAV. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their NAVs.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the ETF. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses.

As described in the Prospectus, the Date Target Funds, the Asset Allocation Funds and the Real Assets Fund invest primarily in the shares of the Select Funds. The Adviser believes this diversification offers the opportunity to benefit from a variety of investment approaches and strategies employed by experienced investment professionals.

The Funds may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, including operating costs and investment advisory and administration fees. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Loan Participations. Each Bond Fund and the Small Cap Equity Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower and generally are offered by banks or other financial institutions or lending syndicates. The Bond Funds and the Small Cap

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Equity Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation or that the collateral can be liquidated.

The Bond Funds and the Small Cap Equity Fund invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations and could result in significant variations in the Fund’s daily share price. At the same time, some loans interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, each Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Bond Funds and the Small Cap Equity Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Sub-Advisers’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Fund.

Money Market Instruments. To the extent consistent with its investment objective and strategies, each Select Fund may invest a portion of its assets in short-term high-quality instruments, such as those that are eligible for investment by the Money Market Fund. The Date Target Funds and the Asset Allocation Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury obligations, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed-income markets on cash balances. In addition, each Select Fund (except the Money Market Fund), Date Target Fund and Asset Allocation Fund may invest its cash reserves in shares of the Money Market Fund. The Funds have also obtained SEC exemptive relief permitting each Fund to invest cash collateral received in connection with securities lending in shares of a money market fund managed by The Northern Trust Company.

Mortgage Dollar Rolls. The Bond Funds and the Small Cap Equity Fund may enter into mortgage dollar rolls. The Bond Funds may purchase pools of mortgage securities for future settlement, generally 30 to 60 days. Please refer to the section entitled “Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions” in this SAI. In a mortgage “dollar roll,” a Bond Fund sells these mortgages for delivery prior to settlement and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) but not identical securities on a specified future date from the same party. To be considered similar, the securities returned to the Bond Funds, or the Small Cap Equity Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within a certain percentage of the initial amount delivered.

20 | Statement of Additional Information

During the period before the repurchase, the Bond Fund or the Small Cap Equity Fund forgoes principal and interest payments on the securities. The Bond Fund or the Small Cap Equity Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the investments which have been set aside to cover the amount due at settlement. Another possible reason the Bond Funds or the Small Cap Equity Fund may enter into these transactions is to gain the economic benefit from the ownership of mortgage pools while avoiding the administrative cost of accounting for monthly principal and interest payments.

The market value of the mortgage pools may rise prior to the future settlement date which would benefit the Bond Funds or the Small Cap Equity Fund. Conversely, the value of the mortgage pools could fall in which case the Bond Funds or the Small Cap Equity Fund would incur a loss in market value. Cash which would be used to purchase the mortgages will be invested in instruments that are permissible investments for the applicable Bond Funds or the Small Cap Equity Fund. Each Bond Fund or the Small Cap Equity Fund will hold and maintain, until the settlement date, segregated cash or liquid assets in an amount equal to its forward purchase price.

Mortgages purchased for forward delivery involve certain risks, including a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Bond Fund or the Small Cap Equity Fund. There is no assurance that mortgage dollar rolls will be economically beneficial to the Bond Funds or the Small Cap Equity Fund.

Municipal Instruments. The Bond Funds, Money Market Fund and Small Cap Equity Fund may invest in obligations issued or guaranteed by municipalities and states. Municipal instruments are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities.

Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved.

The Bond Funds, Money Market Fund and Small Cap Equity Fund may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participations in a lease, an installment purchase contract or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments.

An issuer’s obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

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Certain of the municipal instruments held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal instrument at the time of its original issuance. If the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

In addition, municipal instruments may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal instrument held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described in the section entitled “Foreign Securities and Obligations” in this SAI, letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The Bond Funds and Small Cap Equity Fund may invest in municipal leases, which may be considered liquid under guidelines established by the Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Funds, under the supervision of the Sub-Adviser, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Currently, it is not the intention of any Bond Fund to invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state.

Portfolio Turnover Rate. The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs and other direct transaction costs incurred. The Adviser and Sub-Advisers do take these costs into account, since they affect overall investment performance. However, portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings and cash requirements for redemption of shares. Portfolio turnover rates for the Funds may be higher than those of mutual funds with a single manager. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate. During the last two fiscal years, the Low-Duration Bond Fund and Medium-Duration Bond Fund experienced significantly higher portfolio turnover as a result of dollar rolls and increased use of derivative investments in response to changing interest rate environments. During the last two fiscal years, the Inflation Protected Bond Fund experienced higher turnover as a result of the utilization of interest rate futures to manage the duration and yield curve exposures relative to the Fund’s benchmark index. During the last two fiscal years, the Defensive Market Strategies Fund experienced higher turnover as a result of the Long-Short Equity strategy within the Fund. During the 2013 fiscal year, the Real Estate Securities Fund, Growth Equity Fund and the Small Cap Equity Fund experienced higher turnover as a result of Sub-Adviser changes within these Funds and asset allocation changes within the Date Target Funds and Asset Allocation Funds. In addition, during the 2013 fiscal year, the Date Target Funds, Asset Allocation Funds, Extended-Duration Bond Fund, Global Bond Fund and Value Equity Fund experienced higher turnover as a result of asset allocation changes within the Date Target Funds and Asset Allocation Funds. During the 2014 fiscal year, [            ].

Preferred Stocks. The Equity Funds and Bond Funds may invest in preferred stock. Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investments. Each Select Fund may invest in real estate investment trusts (“REITs”) and other real estate related securities. The Real Estate Securities Fund intends to invest at least 80% of its net assets in REITs and other real estate related securities. Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. The Real Estate Securities Fund invests primarily in equity REITs. For purposes of the Real Estate Securities Fund’s investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. Under normal circumstances, the Real Estate Securities Fund will invest substantially all of its assets in the equity securities of real estate companies. These equity securities can consist of common

22 | Statement of Additional Information

stocks (including REIT and other real estate related securities), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents a significant element of the securities’ value, and preferred stocks. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REITs investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

The Small Cap Equity Fund may also purchase interests in REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Repurchase Agreements. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund’s custodian or subcustodian (if any) or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay and costs in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements. Each Select Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreement”). The Funds may use the proceeds of a reverse repurchase agreement to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Securities Lending. The Select Funds may lend portfolio securities provided the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, obligations issued or guaranteed by the U.S. government or its agencies or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. The Funds do not have the right to vote on securities while they are on loan. However, it is the Funds’ policy to attempt to terminate loans in time to vote those proxies that a Fund has determined are material to the interests of the Fund. The Adviser believes the risk of loss on these transactions is slight, because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

The Funds have received an exemptive order from the SEC that permits each Fund to compensate The Northern Trust Company or an affiliated company of The Northern Trust Company for services provided as securities lending agent in connection with the Funds’ participation in a securities lending program. The Northern Trust Company serves as custodian for the Funds and Northern Trust Investments, Inc. (“NTI”), a wholly-owned subsidiary of The Northern Trust Company, serves as a Sub-Adviser to the Equity Index Fund and Value Equity Fund. The exemptive order also permits the Funds (except the Money Market Fund) to invest, subject to certain conditions, cash collateral received in connection with securities lending in shares of a registered fund advised by The Northern Trust Company that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities.

Securities Ratings Information. The Funds may use ratings from rating agencies to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. There is no guarantee that the ratings provided by these agencies will necessarily provide an accurate reflection of the credit quality of the securities that they rate.

Short Sales. In these transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of the Fund’s assets. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets. The Equity Funds and Real Assets Fund may sell short exchange-listed equity futures contracts to reduce market

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exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

While short sales by a Fund create opportunities to increase the Fund’s return, at the same time, they involve specific risk considerations. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

Small Company Securities. The Small Cap Equity Fund invests primarily in securities issued by smaller companies, and the Emerging Markets Equity Fund and Global Natural Resources Equity Fund may invest in securities issued by smaller companies. Investing in the securities of smaller companies involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the NAV of the Small Cap Equity Fund’s, Emerging Markets Equity Fund’s and Global Natural Resources Equity Fund’s shares will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500® Index.

The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when a Fund purchases thinly traded stock) and the effect of the “bid-ask” spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

Socially Responsible Investing. The Funds may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. Socially responsible investing, in accordance with the GuideStone Financial Resources stated policy, is an integral part of the investment program of the Trust. The implementation of the Funds’ social investment guidelines is overseen by members of the Adviser’s executive and senior management team.

It is important to understand that in certain cases it may be more difficult to implement the Funds’ social investment guidelines. Socially responsible investing outside the United States is often more challenging due to a vastly larger universe of securities and varying laws and regulations governing disclosure requirements. Generally, there is less information available to the public about the business activities and practices of foreign companies. As a result, it is more difficult to effectively apply social investing guidelines abroad than it is in the United States. In addition, it can be more difficult to implement the Funds’ social investment guidelines with respect to portfolios that are managed using quantitative investment management processes. The Adviser consistently evaluates portfolios for companies that violate the guidelines and places these companies on a restricted list as it becomes aware of them. There is also the possibility that a company held by a Fund may subsequently become involved in products, services or activities, through a corporate acquisition or change of business strategy, that causes the company to become inconsistent with the Trust’s social investment guidelines. Accordingly, there is the risk that, from time to time, securities acquired by a Fund subsequently will be determined to be inconsistent with the Trust’s social investment guidelines. When a Fund becomes aware that it has invested in such a security, the Fund will seek to eliminate the position as soon as reasonably possible, which could result in a loss or gain to the Fund.

24 | Statement of Additional Information

Stripped Obligations. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” The Select Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds are able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, to the extent consistent with its investment objective and strategies, a Select Fund may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities that are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal income tax purposes. The Funds are unaware of any binding legislative, judicial or administrative authority on this issue.

The Select Funds may buy U.S. Treasury inflation-linked securities. When a Fund buys inflation-indexed securities, the U.S. Treasury pays the Fund interest on the inflation-adjusted principal amount. Competitive bidding before the security’s issue determines the fixed interest or coupon rate. At maturity, the U.S. Treasury redeems the Fund’s securities at their inflation-adjusted principal or par amount, whichever is greater. U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Every six months, the U.S. Treasury will pay interest based on a fixed rate of interest at auction. Semiannual interest payments are determined by multiplying the inflation-adjusted principal amount by one-half the stated rate of interest on each interest payment date.

Other types of stripped securities may be purchased by the Bond Funds, Money Market Fund and Small Cap Equity Fund, including stripped mortgage-backed securities (“SMBS”). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest payments (“interest only”) while the other class receives all of the principal repayments (“principal only”). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest is generally higher than prevailing market yields on other mortgage-backed obligations because its cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the NAV per share.

Structured Notes. The Bond Funds and the Small Cap Equity Fund may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by entities such as industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in certain factors such as a foreign currency, an index of securities (such as the S&P 500® Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced. Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that the Fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). Also, they can be used to hedge the risks associated with other investments a Fund holds.

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Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the Sub-Adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the Sub-Adviser’s forecast as to changes in relevant economic financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative instruments.

Supranational Organization Obligations. The Bond Funds, Money Market Fund, Defensive Market Strategies Fund and Small Cap Equity Fund may invest in obligations of supranational organizations. Supranational organizations are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational organizations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

Swaps — Generally. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A Fund’s investment in swaps may involve a small investment relative to the amount of risk assumed. If the Sub-Adviser is incorrect in its forecasts, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The risks of swap agreements depend upon the other party’s creditworthiness and ability to perform, as well as the Fund’s ability to terminate its swap agreement or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and largely unregulated. In accordance with SEC requirements, a Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements. When an agreement provides for netting the payments by the two parties, the Funds will segregate only the amount of its net obligation, if any.

Swaps — Equity Swaps. Each Equity Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

An Equity Fund will usually enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds’ potential exposure, the Funds and their Sub-Advisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

Swaps — Credit Default Swaps. Each Bond Fund and the Small Cap Equity Fund may use credit default swaps. A credit default swap is a type of insurance against default by an issuer. The owner of protection pays an annual premium to the seller of protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the bond. It is important to understand that the seller of protection is buying credit exposure and the buyer of protection is selling credit exposure. The Bond Funds or the Small Cap Equity Fund may act as seller or buyer. The premium on a credit default swap is paid over the term of the swap or until a credit event occurs. In the event of a default, the swap expires, the premium payments cease and the seller of protection makes a contingent payment to the buyer.

26 | Statement of Additional Information

Swaps — Currency Swaps. The Equity Funds and the Bond Funds may enter into currency swaps, as described in the section entitled “Interest Rate Swaps, Floors and Caps and Currency Swaps” in this SAI. Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

Swaps — Swaptions. The Funds may enter into a swaption (swap option) to manage exposure to fluctuations in interest rates and to enhance portfolio yield. In a swaption, the buyer, by paying a non-refundable premium for the option, gains the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date pursuant to the terms of the swaption. In some instances, a swaption may provide the buyer the right, but not the obligation, to shorten, extend, cancel or otherwise modify an existing swap agreement at a designated time on specified terms. In contrast, the writer (seller) of a swaption, in exchange for a premium, becomes obligated (if the option is exercised) to enter into a previously agreed upon swap agreement, or to perform on an existing swap agreement in accordance with the modifications permitted by the swaption, on a future date pursuant to the terms of the swaption.

Depending upon the terms of the agreement, a Fund will generally incur a greater degree or risk when it writes (sells) a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it only risks losing the premium it paid should it decide to let the swaption expire unexercised. However, when a Fund writes (sells) a swaption, upon exercise of the swaption, the Fund will become obligated according to the terms of the underlying previously agreed upon swap agreement, and may be obligated to pay an amount of money that exceeds the sum of the value of the premium that it received for writing (selling) the swaption plus the value that it received pursuant to the terms of the underlying swap. In addition, the Funds bear the market risk arising from any change in index values or interest rates. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, interest rate and other risks associated with both option contracts and swap contracts. The risks are set forth in the sections entitled “Futures and Options” and “Swaps” in this SAI.

Swaps — Total Return Swaps. Each Select Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.

Temporary Defensive Positions. For temporary defensive purposes, the Funds may invest without limit in short-term high-quality money market obligations such as those eligible for purchase by the Money Market Fund. The Funds may also, for temporary defensive purposes, invest in shares of the Money Market Fund.

The Equity Index Fund. The Equity Index Fund seeks total return matching the total return performance of the S&P 500® Index. The S&P 500® Index is a market value-weighted index consisting of 500 common stocks that are traded on the New York Stock Exchange (“NYSE”), NYSE MKT LLC (formerly, American Stock Exchange and NYSE Amex Equities, respectively) and the Nasdaq National Market System and selected by Standard & Poor’s® through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. Standard & Poor’s® primary objective for the S&P 500® Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P 500® Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected for inclusion by Standard & Poor’s® because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Standard & Poor’s® makes no representation or warranty, implied or express, to purchasers of Equity Index Fund shares or any member of the public regarding the advisability of investing in the Fund or the ability of the S&P 500® Index to track general stock market performance.

The Equity Index Fund is subject to the risk of tracking variance. It may exclude the stocks of certain companies included in the S&P 500® Index that are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. Tracking variance may also result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund, and the resulting transaction costs may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate organizations are made to conform the Fund’s holdings with its investment objective. Tracking variance may also occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the S&P 500® Index or the manner in which the S&P 500® Index is calculated or because the indexing and investment approaches of the Sub-Advisers do not produce the intended goal of the Fund. Tracking variance is monitored by the Adviser at least quarterly. If the performance of the Equity Index Fund is not comparable to the performance of the S&P 500® Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund’s investment objective.

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The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, a division of The McGraw-Hill Companies, Inc. (“S&P®”). S&P® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P®’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P® and of the S&P 500® Index which is determined, composed and calculated by S&P® without regard to the Trust or the Fund. S&P® has no obligation to take the needs of the Trust or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P® is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P® has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P® DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN, AND S&P® SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P® MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P® MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P® HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Money Market Fund. The Money Market Fund is subject to diversification requirements. It will not invest more than 5% of its total assets in the securities (including securities collateralizing a repurchase agreement) of a single issuer, except that it may invest in U.S. government securities or repurchase agreements that are collateralized by cash or U.S. government securities without any such limitation.

The Money Market Fund’s diversification tests are measured at the time of initial purchases and are calculated as specified in Rule 2a-7 under the 1940 Act, which may allow the Fund to exceed limits specified in the Prospectus and this SAI for certain securities subject to guarantees or demand features. Rule 2a-7 also allows an exception for up to three business days from the diversification test for holding securities of one issuer, provided, among other things, that the securities are limited to first tier quality and constitute no more than 25% of the Money Market Fund’s assets. The Fund will be deemed to satisfy the maturity, diversification liquidity, and quality requirements described in the Prospectus and this SAI to the extent it satisfies Rule 2a-7 requirements.

U.S. Government Obligations. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and stripped U.S. Treasury obligations and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such as GNMA participation certificates are backed by the full faith and credit of the U.S. Treasury. However, GSEs are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases. For more information, see the section entitled “Asset-Backed and Mortgage-Backed Securities” in this SAI.

Variable and Floating Rate Instruments. The Bond Funds, Money Market Fund, Defensive Market Strategies Fund and Small Cap Equity Fund may invest in variable and floating rate instruments to the extent consistent with their investment objectives and policies described in the Prospectus and, in the case of the Money Market Fund, consistent with Rule 2a-7 under the 1940 Act. Generally, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable SEC regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for a Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Variable and floating rate instruments eligible for purchase by the Funds include variable amount master demand notes (which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate), U.S., Yankee and Eurodollar floating rate notes and (except for the Money Market Fund) leveraged inverse floating rate debt instruments and notes (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that

28 | Statement of Additional Information

exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.

Variable and floating rate instruments (including inverse floaters) held by a Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

Warrants and Rights. The Equity Funds may purchase warrants and rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants and rights do not necessarily correlate with the prices of the underlying shares. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Yankee Bonds. To the extent consistent with their respective investment policies, the Bond Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in Yankee bonds. These are U.S. dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involves certain risks that are not typically associated with investing in domestic securities. These risks are set forth in the section entitled “Foreign Securities and Obligations” in this SAI.

Zero Coupon, Pay-In-Kind and Capital Appreciation Securities. To the extent consistent with its investment policies, each Bond Fund, Money Market Fund and the Small Cap Equity Fund may invest in zero coupon securities, capital appreciation and pay-in-kind (“PIK”) securities. Zero coupon and capital appreciation securities are debt securities issued or sold at a discount from their face value (“original issue discount”) and do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon, capital appreciation and PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon securities, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Zero coupon, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, a Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. (For more information, see the section entitled “Taxation — Tax Treatment of Fund Investments” in this SAI). Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy these distribution requirements.

Investment Restrictions

No Fund may invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. These investment restrictions may only be changed by the vote of the majority of the outstanding shares of the Trust, and not an individual Fund. A “majority of the outstanding shares of the Trust” is defined as greater than 50% of the shares shown on the books of the Trust or its transfer agent as then issued and outstanding, voted in the aggregate, but does not include Shares which have been repurchased or redeemed by the Trust.

GuideStone Funds | 29

Fundamental Investment Restrictions. The following investment restrictions are applicable to each Fund and are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund’s outstanding shares. The Funds may not:

1.

All Funds Except the Global Natural Resources Equity Fund: Purchase securities which would cause 25% or more of the value of the Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except that this restriction does not apply to (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, (2) the Money Market Fund securities issued by domestic banks or (3) the Real Estate Securities Fund, securities in the real estate industry.

The Global Natural Resources Equity Fund: The Global Natural Resources Equity Fund will invest more than 25% of the value of the Fund’s total assets in securities of companies considered to be principally engaged in natural resources industries.

The Real Estate Securities Fund: The Real Estate Securities Fund concentrates its assets in the real estate industry by investing more than 25% of the value of the Fund’s total assets at the time of such purchase in securities of issuers in the real estate industry.

2.

Borrow money or issue senior securities as defined in the 1940 Act, provided that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings, (b) the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes and (c) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.

3.

All Funds Except the Real Estate Securities Fund: With respect to 75% of a Fund’s total assets, purchase securities of any one issuer if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. The Money Market Fund is further subject to the diversification requirements of Rule 2a-7 under the 1940 Act.

The Real Estate Securities Fund: The Fund is non-diversified under the 1940 Act.

4.

Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction: (1) the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan; and (2) the participation of each Fund in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the SEC and any conditions thereto, will not be considered the making of loans.

5.

Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

6.

Underwrite securities issued by any other person, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

7.

Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives. This policy does not prohibit a Fund from purchasing shares of registered investment companies or exchange-traded pooled investment vehicles that have direct or indirect commodity investments.

Non-Fundamental Investment Restrictions. The Funds have adopted the following non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Unless otherwise indicated, these non-fundamental restrictions apply to all the Funds.

1.	A Fund shall not invest in companies for purposes of exercising control or management.

2.

A Fund shall not purchase securities on margin, except that a Fund may obtain short-term credits necessary for the clearance of transactions and may make margin deposits in accordance with Commodity Futures Trading Commission regulations in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

30 | Statement of Additional Information

3.

A Fund shall not sell securities short, unless the Fund owns or has the absolute and immediate right to acquire securities equivalent in kind and in the amount equal to the securities sold short without additional cash consideration or, if additional cash consideration is required to exercise the right to obtain the securities, liquid assets in the amount of such cash consideration is segregated. Provided, however, that the Funds may maintain short positions in U.S. Treasury securities and in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

4.

A Fund shall not purchase any portfolio security while borrowings representing more than 15% of the Fund’s total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

5.

A Fund shall invest no more than 15% (5% with respect to the Money Market Fund) of the value of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

6.	A Fund may invest in shares of investment companies only to the extent permitted by the 1940 Act and the rules thereunder and by exemptive orders granted by the SEC.

7.

Each of the Bond Funds (other than the Flexible Income Fund) and each of the Equity Funds (other than the Defensive Market Strategies Fund) shall not change its policies regarding the investment of 80% of its assets consistent with its name without 60 days’ prior notice to its shareholders.

8.

The Aggressive Allocation Fund shall not change its policy of investing at least 80% of its assets in equity securities (through its investment in the Equity Funds) without 60 days’ prior notice to its shareholders.

If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. However, notwithstanding the foregoing, borrowing for investment purposes made pursuant to Section 18(f)(1), if any, will comply with the percentage limitations imposed by that Section subsequent to the incurrence of the borrowings. As noted above, the Funds exclude “municipal securities” from their policies on industry concentration. Solely for purposes of this restriction, the Funds treat tax-exempt securities that are issued by non-governmental issues as being part of the industry of which that issuer is a part, and thus subject to that restriction. It is the intention of the Funds, unless otherwise indicated, that with respect to their policies that are a result of application of law, they will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws. None of these restrictions are intended to limit investments by the Date Target Funds, the Asset Allocation Funds and the Real Assets Fund in shares of the Select Funds.

Management of the Funds

The Board of Trustees. The operations of each Fund are under the direction of the Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Trust and to provide oversight management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Trustee. The Board is comprised of 11 individuals, two of whom are considered “interested” Trustees as defined by the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources. The remaining Trustees are deemed to be not “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (“Independent Trustees”).

Board Role in Risk Oversight. The Board’s role with respect to the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management. Examples of prominent risks include investment risk, regulatory and compliance risks, operational risks, accounting risks, valuation risks, service provider risks and legal risks. As part of its oversight role, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, interacts with and receives reports from senior personnel of service providers, including the Adviser’s Chief Investment Officer (or a senior representative of the Adviser) and portfolio management personnel. The Board receives periodic presentations and reports from senior personnel of the Adviser or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as accounting, administration, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to the Trust and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board

GuideStone Funds | 31

interacts with and receives reports from the Trust’s Chief Compliance Officer, and in connection with each scheduled meeting, the Trust’s Independent Trustees meet separately from the Adviser and Trust management, with the Trust’s Chief Compliance Officer and independent legal counsel, on regulatory compliance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Board Leadership Structure. The Chairman of the Board of Trustees is an Independent Trustee and holds no management position with the Trust or its Adviser, Sub-Advisers or service providers. The Board has determined that its leadership structure, in which the Chairman of the Board is an Independent Trustee, along with the Board’s majority of Independent Trustees, is appropriate in light of the services provided to the Trust and provides the best protection against conflict of interests with the Trust’s Adviser and service providers.

Information About Each Trustee’s Qualifications, Experience, Attributes or Skills. GuideStone Financial Resources primarily provides financial products and services to persons and organizations associated with the Southern Baptist Convention. In accordance with the Trust’s organizational documents, all Trustees must be active members of a Baptist church in friendly cooperation with the Southern Baptist Convention as defined in the Southern Baptist Convention Constitution and interested Trustees must also be members of the Board of Trustees of GuideStone Financial Resources. All Trustees serve without compensation except for reimbursement of expenses in attending meetings. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting, banking, brokerage, finance or ministry); public service or academic positions; experience from service as a board member (including the Board of the Trust); senior level positions in Southern Baptist Convention member organizations such as churches or hospitals; or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, as well as other life experiences. In identifying and evaluating nominees for the Board, the Nominating Committee also considers how each nominee would affect the composition of the Board of Trustees. In seeking out and evaluating nominees, each candidate’s background is considered in light of existing board membership. The ultimate goal is a board consisting of trustees with a diversity of relevant individualized expertise. In addition to providing for Board synergy, this diversity of expertise allows Trustees to provide insight and leadership within the Board’s committee structure.

The Trustees and executive officers of the Trust, their ages, business address and principal occupations and prior directorships during the past five years are set forth in the following table.

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years

INDEPENDENT TRUSTEES
Michael R. Buster (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 - present.	31
Paul H. Dixon, Ed.D. (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2014	Chancellor, Cedarville University, 2003 - present	31	Golden Gate Baptist Theological Seminary – Board of Trustees Member; Shepherds Ministries – Board of Directors Member
Carson L. Eddy (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	Retired - Partner in Charge (Orlando office), Carr, Riggs & Ingram, LLC, 2007 - 2013 - Certified Public Accountants; President, Quantum Consulting Group LLC, 2000 - 2013.	31	N/A
William Craig George (1958) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Senior Credit Officer, NewBridge Bank, 2014 – present; Chief Credit Officer, CapStone Bank, 2011 – 2014 (bank acquired by NewBridge Bank); Executive Vice President/Regional Credit Officer, SunTrust Bank, 1995 - 2011.	31	N/A
Grady R. Hazel (1947) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2011	G400 Relations Manager, American Institute of Certified Public Accountants, 2012 - present; Executive Director, Society of Louisiana CPAs, 1995 - 2012.	31	Neighbors Federal Credit Union – Board of Directors Member and Chairman of Audit Committee; Stonetrust Commercial Insurance Company – Board of Directors Member and Member of Audit Committee

32 | Statement of Additional Information

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years
Barry D. Hartis (1945) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2014	Certified Public Accountant, 1987 - present; Client Services and Firm Development, Haynes Strand and Company, PLLC, 2005 – 2010; Vice President of Business and Finance, Greensboro College, 1998 – 2005.	31	GuideStone Financial Resources – Board of Trustees Member, 2004 – 2012; GuideStone Funds – Board of Trustees, Interested Trustee, 2005 – 2012.
Joseph A. Mack (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Independent Consultant, 2010 – present; Retired - Director, Office of Public Policy, South Carolina Baptist Convention, 1999 - 2011.	31	N/A
Franklin R. Morgan (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired - Senior Vice President, Director of International Administration, Prudential Securities, Inc., 1960 - 2003.	31	N/A
Kyle L. Tucker (1981) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2013	Vice President and Financial Advisor – CAPTRUST Financial Advisors, 2006 - Present	31	N/A
INTERESTED TRUSTEES[2]
Thomas G. Evans (1961) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2012	Appraiser, Manager and Owner, Encompass Financial Services, Inc., 1984 - present, President and Owner, Custom Land Management, LLC, 1984 - present; Manager, Private Partners Opportunity Fund, LLC, 2011 - present.	31

GuideStone Financial Resources – Board of Trustees Member, June 2010 – present; Baptist Foundation of Oklahoma, Board of Directors Member and Chairman, 2004 – present; Pioneer Spirit Foundation – Board of Trustees Member, 1993 – present; GuideStone Capital Management, Board of Directors Member, July 2011 – July 2012

Cherokee Strip Foundation – Board of Trustees Member, 2013 – present; Enid Regional Development Alliance – Board of Trustees Member, 2010 - present.

James W. Hixson (1931) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2010	Retired	31

GuideStone Financial Resources – Board of Trustees Member, June 2008 – present; GuideStone Advisors – Board of Directors Member, July 2008 – present; GuideStone Financial Services – Board of Directors Member, July 2008 – present

OFFICERS WHO ARE NOT TRUSTEES[3]
Ron W. Bass (1966) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer	Since 2009	Director of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, June 2009 - present; Manager of Broker/Dealer and RIA Compliance, GuideStone Financial Resources, 2008 - May 2009.	N/A	N/A
Jeffrey P. Billinger (1946) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Vice President, Treasurer and Chief Financial Officer, GuideStone Financial Resources, 1995 - present.	N/A	N/A
Ronald C. Dugan, Jr. (1962) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2010	Vice President and Chief Strategic Investment Officer, GuideStone Financial Resources, 2013 - present; Director of Global Investment Strategies, GuideStone Financial Resources, 2010 - 2013; Managing Director, Equities, Russell Investments, 2000 - 2010.	N/A	N/A
John R. Jones (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources, 1997 - present.	N/A	N/A
Cherika N. Latham (1982) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Legal Officer and Secretary	Since 2013	Assistant Secretary, GuideStone Financial Resources, 2008 - present.	N/A	N/A
(1)

Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the board of trustees of GuideStone Financial Resources. All Trustees must retire after reaching the age of seventy-seven years or after achieving ten years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.

(2)	Messrs. Evans and Hixson are “interested persons” of the Trust as the term is defined in the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources.
(3)	The officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

GuideStone Funds | 33

In addition to the information set forth in the trustees and officers table and other relevant qualification, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Independent Trustee:

William Craig George. Mr. George has been the Chairman of the Board of Trustees of the Trust since January 2015 and a member of the Board of Trustees since September 2004. He has been employed with NewBridge Bank (previously, CapStone Bank) since 2011 and currently serves as the Senior Credit Officer. In his role with NewBridge Bank, Mr. George underwrites and approves loans. Additionally, he oversees bank loan policy and bank lending compliance. He was previously employed with SunTrust Bank as an Executive Vice President/Regional Credit Officer. He has served on the board of Pregnancy Life Care Center Raleigh and on the Allocations Committee of Triangle United Way. Mr. George holds a Bachelor of Science degree in Business Administration from the University of North Carolina at Chapel Hill.

Michael R. Buster. Rev. Buster currently serves as an Executive Pastor at Prestonwood Baptist Church in Plano, Texas and has been a member of the Board of Trustees since 2002. In his capacity as Executive Pastor, Rev. Buster serves as the Chief Operating Officer for this church of over 32,000 members. In addition to multiple high level duties, his responsibilities include overseeing a staff of 600, administering annual operating and capital budgets, long-range planning and real estate acquisitions on behalf of the church. Rev. Buster received a Bachelor’s Degree in Pastoral Ministries from Ouachita Baptist University and a Master’s Degree in Religious Education from Southwestern Baptist Theological Seminary.

Paul H. Dixon, Ed.D. Dr. Dixon is the Chancellor of Cedarville University in Cedarville, Ohio. After serving as an evangelist for 14 years, Dr. Dixon became President of Cedarville University in 1978. He served in this position for 25 years and assumed the role of Chancellor in 2003. Dr. Dixon serves as a member of the Board of Trustees for Golden Gate Baptist Theological Seminary and the Board of Directors of Shepherds Ministries. Dr. Dixon is a graduate of Tennessee Temple University and Temple Baptist Theological Seminary and holds a doctorate in higher education from the University of Cincinnati. Dr. Dixon is also the recipient of an honorary Doctorate of Divinity from the University of Cincinnati, an honorary Doctorate of Law from Liberty University and an honorary Doctorate of Law from Grand Rapids Theological Seminary.

Carson L. Eddy. Mr. Eddy is the former Partner in Charge of the Orlando, Florida office of Carr, Riggs & Ingram, LLC (“CRI”), Certified Public Accountants. At CRI, he was deemed to be a specialist in not-for-profit and service organizations. Mr. Eddy also served as President of Quantum Consulting Group LLC, which specializes in litigation support and forensic accounting services. In this capacity, he had been involved in several fraud and forensic related cases involving, but not limited to, misappropriation of assets, check fraud and payroll fraud. Mr. Eddy has over 40 years of experience in both public and private accounting and is a Certified Public Accountant (“CPA”) and a Certified Fraud Examiner. Mr. Eddy holds a Bachelor of Science degree in Economics from Rollins College.

Thomas G. Evans. Mr. Evans is Appraiser, Manager and Owner of Encompass Financial Services, Inc. and Custom Land Management, LLC. He is also a Manager for Private Partners Opportunity Fund, LLC. He is currently Chairman of the Board of Directors for the Baptist Foundation of Oklahoma and a member of the Board of Trustees of the Pioneer Spirit Foundation. Mr. Evans holds a Bachelor of Science degree in Business Administration from Northwestern Oklahoma State University and Master of Business Administration degree from Marylhurst University. Mr. Evans was previously a member of the Board of Directors of GuideStone Capital Management and currently serves on the Board of Trustees of GuideStone Financial Resources.

Barry D. Hartis. Mr. Hartis is currently self-employed as a Certified Public Accountant (“CPA”). Previously, he served as a CPA with Haynes Strand and Company, PLLC. Mr. Hartis was the Vice President, Eastern Region of the North Carolina Baptist Men’s Association. He is a former member of the Board of Directors of the North Carolina Association of CPAs and a member of the American Institute of CPAs. Mr. Hartis has served as the Vice President for Business and Finance with Gardner-Webb University, the Vice President for Administrative Services with the College of the Albemarle and the Vice President for Business and Finance with Greensboro College. Mr. Hartis holds a Bachelor of Science degree in Accounting from the University of North Carolina at Charlotte and also holds a Certificate of Completion from the College Business Management Institute, the University of Kentucky.

Grady R. Hazel. Mr. Hazel currently serves as a G400 Relations Manager for the American Institute of Certified Public Accountants, where he acts as a liaison to CPA firms that have 101 to 400 CPAs. He was previously employed by the Society of Louisiana CPAs as an Executive Director. He is currently a member of the Board of Directors of Neighbors Federal Credit Union and serves as Chairman of the Audit Committee. In addition, he has served on the board of Stonetrust Commercial Insurance Company, where he was also a member of the Audit Committee. Mr. Hazel is a CPA and a Chartered Global Management Accountant (CGMA). Mr. Hazel holds a Master of Business Administration degree and a Bachelor of Science degree both from Louisiana State University.

James W. Hixson. Mr. Hixson is a former school administrator with Bath Community Schools in Bath, Michigan, where he served for 23 years in various positions, including middle school principal and superintendant. Throughout the years, he has also been active in the Bath community through membership and officer positions of civic and service organizations. He is a past board member of the Central Baptist Association and the Michigan Southern Baptist Foundation. Mr. Hixson holds a Bachelor of Arts degree from Tennessee Temple College, a Bachelor of Divinity degree from Central Baptist Theological Seminary, a Master of Religious Education degree from Temple Baptist Theological Seminary and a Master of Arts degree and an Educational Specialist degree from Michigan State University. Mr. Hixson currently serves on the Boards of Trustees of GuideStone Financial Resources, GuideStone Advisors and GuideStone Financial Services.

34 | Statement of Additional Information

Joseph A. Mack. Mr. Mack served as the Chairman of the Board of Trustees of the Trust from June 2005 until January 2015 and has been a member of the Board of Trustees since March 2002. He currently serves as an independent consultant and is the former Director of Office of Public Policy of the South Carolina Baptist Convention, where he served for 12 years. Prior to that role, he served the state of South Carolina as the Deputy Director of the state’s Retirement System, Deputy Director of the Division of Human Management and Deputy Executive Director of the Budget and Control Board. Mr. Mack has also served on several foundations and committees. He received a Bachelor of Science in Business Administration from Florida State University.

Franklin R. Morgan. Mr. Morgan is a former Senior Vice President/Director with Prudential Securities. He served with Prudential Securities and predecessor firms for 41 years, and his final position with the firm was as Senior Vice President, Director of International Administration. Mr. Morgan’s main responsibilities were high level administrative management of 27 branches and support functions in 20 different countries. He was also responsible for business quality-compliance for the firm. Mr. Morgan held numerous securities licenses and was an arbitrator with the NASD (FINRA) as well as a past panel member of the New York Stock Exchange Disciplinary Board.

Kyle L. Tucker. Mr. Tucker currently serves as Vice President and Financial Advisor at CAPTRUST Financial Advisors. In this capacity, he provides advice to retirement plans and personal investment accounts such as designing and implementing customized financial plans, developing investment models and selecting and monitoring of mutual funds and investment managers. Mr. Tucker holds a Bachelor of Science degree in Business Management from North Carolina State University. In addition, he is a Certified Financial Planner (CFP®) and holds the Series 6, 7 and 66 securities registrations.

The Board’s Committees

Currently, the Board has an Audit Committee, Investment Management Committee, Compliance and Risk Committee and a Nominating Committee. The responsibilities of each committee and its members are described below.

Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, Messrs. Mack, Buster, Eddy, George, Hartis, Hazel, Morgan and Tucker and Dr. Dixon. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements, which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2014, there were four meetings of the Audit Committee.

Investment Management Committee. The Board has an Investment Management Committee comprised of only Independent Trustees, Messrs. George, Hazel and Tucker. Pursuant to its charter, the Investment Management Committee has the responsibility, among other things, to (1) review information in consideration of investment advisory and sub-advisory agreements; (2) make recommendations to the Board regarding the initial approval, reapproval or termination of investment advisory or sub-advisory agreements; (3) monitor sub-advisers to identify those that may require review by the Trust’s management or further discussion or review by the Board; and (4) serve as a liaison between the Trust’s management and the Board involving changes in Fund investment objectives and strategies, changes at the Adviser or Sub-Advisers and other material developments related to the investment management of the Funds that may warrant Board consideration. The Investment Management Committee was established in August 2011. During the fiscal year ended December 31, 2014, there were three meetings of the Investment Management Committee.

Compliance and Risk Committee. The Board has a Compliance and Risk Committee comprised of [        ], the majority of which are Independent Trustees. Pursuant to its charter, the Compliance and Risk Committee has the responsibility, among other things, to (1) oversee generally the management of the Trust’s operational, information security, compliance, regulatory, strategic, reputational and other risks; (2) oversee generally matters relating to the Trust’s compliance controls and related policies and procedures; and (33) act as a liaison between the chief compliance officer of the Trust and the full Board when necessary and appropriate. The Compliance and Risk Committee was approved on February 27, 2015, and as such, there were no meeting held during the fiscal year ended December 31, 2014.

Nominating Committee. The Board has a Nominating Committee, comprised only of the Independent Trustees, Messrs. Mack, Buster, Eddy, George, Hartis, Hazel, Morgan and Tucker and Dr. Dixon. The Nominating Committee is responsible for the nomination of candidates to serve as Trustees. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board of Trustees or otherwise elect a Trustee. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board of Trustees to serve as Independent Trustees shall be committed to the discretion of the Independent Trustees then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2014, there were three meetings of the Nominating Committee.

Shareholders owning 50% or more of the outstanding voting securities of the Trust may submit nominations for Trustee candidates in writing to the attention of Cherika N. Latham, Chief Legal Officer and Secretary, GuideStone Funds, 2401 Cedar Springs Road, Dallas, Texas 75201-1498.

Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in all of the Funds of the Trust (which for each Trustee comprise all registered investment companies within the Trust’s family of investment companies overseen by him), as of December 31, 2014.

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Name of Trustee	Dollar Range of Equity Securities in each Portfolio of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies

INTERESTED TRUSTEES
Thomas G. Evans	NONE	NONE
James W. Hixson	NONE	NONE
INDEPENDENT TRUSTEES
Michael R. Buster

$50,001-$100,000 in the Defensive Market Strategies Fund

$50,001 - $100,000 in the Real Assets Fund

$10,001 - $50,000 in the Real Estate Securities Fund

Over $100,000 in the Value Equity Fund

Over $100,000 in the Growth Equity Fund

Over $100,000 in the Small Cap Equity Fund

Over $100,000 in the International Equity Fund

Over $100,000 in the Emerging Markets Equity Fund

Over $100,000
Paul H. Dixon, Ed.D.

$1-$10,000 in the Money Market Fund

$1-$10,000 in the Medium-Duration Bond Fund

Over $100,000 in the Defensive Market Strategies Fund

$50,001-$100,000 in the Equity Index Fund

$50,001-$100,000 in the Real Estate Securities Fund

Over $100,000 in the Value Equity Fund

Over $100,000 in the Growth Equity Fund

$50,001-$100,000 in the Small Cap Equity Fund

$50,001-$100,000 in the International Equity Fund

Over $100,000
Carson L. Eddy	NONE	NONE
William Craig George	NONE	NONE
Barry D. Hartis	Over $100,000 in the Low-Duration Bond Fund	Over $100,000
Grady R. Hazel	NONE	NONE
Joseph A. Mack

$50,001-$100,000 in the Low-Duration Bond Fund

$10,001-$50,000 in the Medium-Duration Bond Fund

$10,001-$50,000 in the Inflation Protected Bond Fund

$1-$10,000 in the Global Bond Fund

$10,001-$50,000 in the Defensive Market Strategies Fund

$10,001-$50,000 in the Real Assets Fund

$1-$10,000 in the Value Equity Fund

$1-$10,000 in the Growth Equity Fund

$1-$10,000 in the Small Cap Equity Fund

$1-$10,000 in the International Equity Fund

$1-$10,000 in the Emerging Markets Equity Fund

Over $100,000
Franklin R. Morgan	NONE	NONE
Kyle L. Tucker	NONE	NONE

As a group, the Trustees and officers of the Trust owned less than 1% of each class of a Fund, as of April 15, 2015.

As of December 31, 2014, the Independent Trustees or their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Trust’s Adviser, Sub-Advisers or Underwriter, or in any person directly or indirectly controlling, controlled by, or under common control with the Adviser, Sub-Advisers or Underwriter.

Mr. Mack is a beneficiary of the 403(b)(9) Retirement Plan of the South Carolina Baptist Convention sponsored by GuideStone Financial Resources. Mr. Buster is a beneficiary of the Church Retirement Plan sponsored by GuideStone Financial Resources and the 403(b)(9) Retirement Plan of Prestonwood Baptist Church, Inc. sponsored by GuideStone Financial Resources. Dr. Dixon is a beneficiary of Cedarville’s University’s 403(b)(9) Plan which offers the GuideStone Funds as investment options.

The Trust pays no compensation to the Trustees. The Trust reimburses the Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.

The Adviser. The Funds have employed GuideStone Capital Management, LLC, a Texas limited liability company, as the Adviser. GuideStone Financial Resources controls the Adviser. GuideStone Financial Resources also controls GuideStone Trust Services, a Texas non-profit corporation that serves as custodian of certain individual retirement arrangements (“IRAs”) invested in the Funds. Thus, the Trust, the Adviser and GuideStone Trust Services are under the common control of GuideStone Financial Resources. GuideStone Financial Resources was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. GuideStone Financial Resources is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia non-profit corporation, is the sole member.

The Sub-Advisers. The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric Portfolio Associates LLC (“Parametric”) whereby Parametric is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. Under the agreement, Parametric, may from time to time invest in long and/or short positions in U.S. Treasury securities and derivative instruments such as futures contracts within the Date Target Funds and the Asset Allocation Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

In addition, the Adviser and the Trust have entered into Sub-Advisory Agreements with the Sub-Advisers to manage each Select Fund’s investment securities. It is the responsibility of the Sub-Advisers, under the general supervision of the Adviser, to make day-to-day investment decisions for the Select Funds. The Sub-Advisers also place purchase and sell orders for portfolio transactions of the

36 | Statement of Additional Information

Select Funds in accordance with each Select Fund’s investment objectives and policies. The Adviser allocates the portion of each Select Fund’s assets for which a Sub-Adviser will make investment decisions. The Adviser may make reallocations at any time in its discretion.

Advisory Fees. Under the Advisory Agreement and Sub-Advisory Agreements, each Fund pays to the Adviser and its Sub-Advisers advisory fees, which are computed daily and paid monthly, based on annual rates of the Fund’s average net assets. For Funds with more than one share class, the fee is allocated daily to each share class based on the proportionate net assets of each share class in relation to the net assets of the Fund as a whole.

For the past three fiscal years ended December 31, advisory fees paid to the Adviser and the aggregate advisory fees paid to the Sub-Advisers were as follows:

	2014		2013		2012
Fund	Paid to Adviser	Paid to Sub- Advisers	Paid to Adviser	Paid to Sub- Advisers	Paid to Adviser	Paid to Sub- Advisers
MyDestination 2005	$	$	$ 84,357	$ 1,650	$ 72,824	$ 1,515

MyDestination 2015			398,346	6,851	320,573	5,538

MyDestination 2025			456,263	8,141	329,954	5,713

MyDestination 2035			237,696	5,398	162,068	3,677

MyDestination 2045			171,312	3,897	112,274	2,580

MyDestination 2055			10,787	164	4,535	—

Conservative Allocation			323,150	4,626	307,693	5,054

Balanced Allocation			1,256,272	30,270	1,165,414	27,823

Growth Allocation			904,810	20,529	832,805	18,731

Aggressive Allocation			796,206	16,723	716,703	15,839

Conservative Allocation I			84,979	1,214	78,464	1,199

Balanced Allocation I			374,190	6,931	331,854	6,550

Growth Allocation I			251,752	4,816	209,359	3,991

Aggressive Allocation I			168,337	3,143	137,803	2,543

Money Market			1,204,715	870,072	1,166,443	842,431

Low-Duration Bond			1,077,624	1,699,833	1,020,463	1,627,145

Medium-Duration Bond			1,774,036	1,776,475	1,908,010	1,897,853

Extended-Duration Bond			910,660	820,475	1,110,858	960,826

Inflation Protected Bond			460,177	256,802	357,405	205,857

Global Bond			604,470	728,235	413,407	507,647

Flexible Income(1)			113,875	228,999	—	—

Defensive Market Strategies			1,665,318	2,166,073	1,335,946	1,783,684

Real Assets(1)			8,772	230	—	—

Equity Index			396,773	71,402	319,203	62,177

Real Estate Securities			631,692	952,100	489,152	740,295

Value Equity			5,112,646	2,935,653	4,536,710	2,712,010

Growth Equity			5,979,794	5,115,819	5,488,188	4,829,143

Small Cap Equity			1,385,522	2,946,750	1,193,115	2,860,752

International Equity			6,981,940	6,603,198	6,018,441	6,105,442

Emerging Markets Equity(2)			220,265	328,078	—	—

Global Natural Resources Equity(1)			450,144	769,667	—	—

(1)	Inception date was July 1, 2013.
(2)	Inception date was October 31, 2013.

The Adviser has agreed, through April 30, 2016, to waive fees and reimburse expenses of the Institutional Class and Investor Class of certain Funds (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities), which exceed, in the aggregate, a specified annual percentage rate of each Class’ average daily net assets, which are set forth in the Prospectus for each applicable Fund.

GuideStone Funds | 37

For the fiscal years ended December 31, the Adviser waived fees and reimbursed expenses as follows:

	2014		2013		2012
Fund	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed

MyDestination 2005	$	$	$40,223	$—	$48,296	$—

MyDestination 2015			—	—	—	—

MyDestination 2025			—	—	—	—

MyDestination 2035			—	70,071	—	26,917

MyDestination 2045			—	28,663	15,118	—

MyDestination 2055			87,450	—	95,601	—

Conservative Allocation			122,093	—	119,266	—

Balanced Allocation			98,366	—	117,270	—

Growth Allocation			87,577	—	104,633	—

Aggressive Allocation			79,432	—	97,258	—

Conservative Allocation I			43,252	—	42,753	—

Balanced Allocation I			—	—	—	—

Growth Allocation I			—	—	—	2,458

Aggressive Allocation I			9,637	—	17,895	—

Money Market			—	—	—	—

Low-Duration Bond			685,289	—	620,273	—

Medium-Duration Bond			913,007	—	904,834	—

Extended-Duration Bond			152,852	—	109,541	—

Inflation Protected Bond			20,971	—	26,120	—

Global Bond			85,036	—	61,681	—

Flexible Income(1)			28,255	—	—	—

Defensive Market Strategies			87,229	846	236,093	—

Real Assets(1)			67,124	—	—	—

Equity Index			260,266	2,152	237,787	—

Real Estate Securities			16,967	—	12,368	—

Value Equity			81,634	—	53,834	—

Growth Equity			392,517	—	672,416	—

Small Cap Equity			56,514	—	228,435	—

International Equity			2,065,865	—	2,281,757	—

Emerging Markets Equity(2)			133,958	—	—	—

Global Natural Resources Equity(1)			—	—	—	—

(1)	Inception date was July 1, 2013.
(2)	Inception date was October 31, 2013.

Certain Funds have agreed to reimburse the Adviser for any operating expenses in excess of the expense limitation paid, waived or assumed by the Adviser for that Fund during the limitation period, provided the Adviser would not be entitled to recapture any amount that would cause a Fund’s operating expenses to exceed the expense limitation during the year in which the recapture would be made and provided further that no amount will be recaptured by the Adviser more than three years after the year in which it was incurred or waived by the Adviser. Prior to May 1, 2015, each Fund had agreed to this reimbursement. For those Funds for which the agreement to waive fees and/or reimburse expenses expired, the opportunity for the Adviser to recapture any of its fees previously waived ceased.

The Adviser recaptured the following amounts during the fiscal year ended December 31, 2014:

Fund	Institutional Class	Investor Class

	$	$

From time to time, the Adviser may enter into a Sub-Advisory Agreement with a Sub-Adviser that manages multiple Funds in the Trust’s complex. In certain cases where the advisory fee schedule under the Sub-Advisory Agreement includes breakpoints that reduce the fee as assets increase, the net assets of the other Funds advised by the Sub-Adviser may be aggregated for purposes of calculating the fee payable under the Sub-Advisory Agreement.

38 | Statement of Additional Information

From time to time, a Sub-Adviser may waive a portion of its fees and/or pay expenses of one or more of the Funds out of the Sub-Adviser’s own assets.

For the Money Market Fund, the Sub-Adviser has voluntarily agreed to waive a fixed dollar amount of its sub-advisory fee, which agreement may be terminated upon a 30 day written notice. This waiver, as currently in effect, would reduce the total annual operating expenses of the Institutional Class to [18]% and would reduce the total annual operating expenses of the Investor Class to [42]%. In addition, GuideStone Financial Resources has voluntarily agreed to waive its shareholder servicing fees to the extent necessary to prevent a negative yield for the Investor Class, which agreement may be modified or terminated at any time by GuideStone Financial Resources. This waiver, as currently in effect, would reduce the total annual operating expenses of the Investor Class to [27]%.

The Select Funds have been granted an order by the SEC that permits the Adviser, subject to approval by the Board of Trustees, to hire Sub-Advisers without shareholder approval and to make material changes to the Sub-Advisory Agreements, provided that shareholders of the applicable Select Fund will be notified of such a change within 90 days. Changes in a Fund’s sub-advisory arrangements may result in increased transaction costs due to restructuring of the Fund’s portfolio, which may negatively affect the Fund’s performance.

The Adviser reviews the Sub-Advisers’ performance, allocates assets of each Select Fund among them and makes recommendations to the Board of Trustees regarding changes to the Sub-Advisers selected. To the extent that the Adviser re-allocates a Select Fund’s assets to an existing Sub-Adviser that charges a higher sub-advisory fee, the Select Fund may be subject to increased sub-advisory fees and, therefore, a higher overall management fee.

The Adviser directs the Sub-Advisers to place security trades through designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses on behalf of the Equity Funds. The amount of operating expenses paid through such brokerage service arrangements for the fiscal year ended December 31, 2014 were as follows:

Fund	Expenses Paid Through Brokerage Service Arrangements
$

Control Persons of Sub-Advisers: The following is a description of parties who control the Sub-Advisers.

Money Market Fund:

BlackRock Advisors, LLC (“BA”), 100 Bellevue Parkway, Wilmington, Delaware 19809: BA is an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with approximately $[      ] trillion in assets under management as of December 31, 2014. BlackRock is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. Total economic ownership of BlackRock is, as of December 31, 2014: The PNC Financial Services Group (“PNC”) owns approximately 21.9% and institutional investors, employees and the public own approximately 78.1%. The approximate breakdown for voting BlackRock common stock is: PNC owns 20.9% and institutional investors, employees and the public own 79.1%.

Low-Duration Bond Fund:

BlackRock Financial Management, Inc. (“BFM”), 55 East 52nd Street, New York, New York 10055: BFM is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with approximately $[        ] trillion in assets under management as of December 31, 2014. BlackRock is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. Total economic ownership of BlackRock is: The PNC Financial Services Group (“PNC”) owns approximately 21.9% and institutional investors, employees and the public own approximately 78.1%. The approximate breakdown for voting BlackRock common stock is: PNC owns 20.9% and institutional investors, employees and the public own 79.1%.

GuideStone Funds | 39

Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92260: PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) with minority interests held by certain of its officers and by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Payden & Rygel, 333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071: Payden & Rygel is a privately held California corporation with 21 individual shareholders, all of whom are active in the firm’s business. Joan Payden, President and Chief Executive Officer, owns more than 50% but less than 75% of the outstanding voting securities of Payden & Rygel. Brian Matthews, James Sarni, Mary Beth Syal, CFA and Scott Weiner each own more than 5% but less than 10% of the outstanding voting securities of Payden & Rygel, and the remaining 16 shareholders each own less than 5% of the shares.

Medium-Duration Bond Fund:

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM has been a registered investment adviser since 1990. GSAM provides a wide range of discretionary and investment advisory services, actively managed and quantitatively driven, for the firm’s clients. GSAM is part of the Investment Management Division and an affiliate of Goldman, Sachs & Co.

Pacific Investment Management Company LLC (“PIMCO”), 650 Newport Center Drive, Newport Beach, California 92260: PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Asset Management with minority interests held by certain of its officers and by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

Western Asset Management Company (“WAMCO”), 385 East Colorado Boulevard, Pasadena, California 91101: WAMCO is owned by Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland.

Western Asset Management Company Limited (“WAMCL”), 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom: WAMCL is a subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. The firm is an affiliated company of WAMCO.

Extended-Duration Bond Fund:

Loomis, Sayles & Company, L.P., (“Loomis”), One Financial Center, 34th Floor, Boston, Massachusetts 02111: Loomis is a limited partnership whose general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 50, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

Schroder Investment Management North America Inc. (“SIMNA”), 875 Third Avenue, 22nd Floor, New York, New York 10022: SIMNA is an indirect wholly-owned subsidiary of Schroders plc, a London Stock Exchange-listed global asset management company. Members of the Schroder family beneficially hold in excess of 25% of the voting shares of Schroder plc through trusts. Schroders plc has been in business since 1804.

Inflation Protected Bond Fund:

BlackRock Financial Management, Inc. (“BFM”), 55 East 52nd Street, New York, New York 10055: BFM is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with approximately $[        ] trillion in assets under management as of December 31, 2014. BlackRock is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. Total economic ownership of BlackRock is: The PNC Financial Services Group (“PNC”) owns approximately 21.9% and institutional investors, employees and the public own approximately 78.1%. The approximate breakdown for voting BlackRock common stock is: PNC owns 20.9% and institutional investors, employees and the public own 79.1%.

Global Bond Fund:

Loomis, Sayles & Company, L.P., (“Loomis”), One Financial Center, 34th Floor, Boston, Massachusetts 02111:Loomis is a limited partnership whose general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned by Natixis, a French investment banking and financial

40 | Statement of Additional Information

services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 50, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

Western Asset Management Company (“WAMCO”), 385 East Colorado Boulevard, Pasadena, California 91101: WAMCO is owned by Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland.

Western Asset Management Company Limited (“WAMCL”), 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom: WAMCL is a subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. The firm is an affiliated company of WAMCO.

Flexible Income Fund:

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, 22nd Floor, New York, New York 10017: Shenkman is a privately held corporation, 100% owned by Mark Shenkman and the Shenkman family, senior executives and one outside director. Mark R. Shenkman, President and Chief Investment Officer, is the majority shareholder.

Defensive Market Strategies Fund:

American Century Investment Management, Inc. (“American Century”), 4500 Main Street, Kansas City, Missouri 64111: American Century is a wholly-owned, privately held subsidiary of American Century Companies, Inc. (“ACC”). ACC is a holding company for American Century and the other companies in the American Century Investments Complex. The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.

AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, 4thFloor, Greenwich, Connecticut 06830: AQR, a Delaware limited liability company founded in 1998, is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. AQR Holdings is a subsidiary of AQR Capital Management Group, L.P. (“AQR LP”) which has no activities other than holding the interests of AQR Holdings. Clifford Asness, Ph.D., M.B.A., may be deemed to control AQR indirectly through his significant ownership interest in AQR LP.

Parametric Portfolio Associates LLC (“Parametric”), 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: Parametric is a registered investment adviser offering a variety of structure portfolio solutions. Parametric is 92% owned by Eaton Vance Corp., a Boston-based investment management firm, and 8% owned by current and former employees of Parametric.

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, 22ndFloor, New York, New York 10017: Shenkman is a privately held corporation, 100% owned by Mark Shenkman and the Shenkman family, senior team members and one outside director. Mark R. Shenkman, President and Chief Investment Officer, is the majority shareholder.

Equity Index Fund:

Northern Trust Investments, Inc. (“NTI”), 50 South LaSalle Street, Chicago, Illinois 60603: NTI, formerly known and conducting business as Northern Trust Investments, N.A., an indirect subsidiary of Northern Trust Corporation, an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. Northern Trust Corporation is a financial holding company which is regulated by the Board of Governors of the Federal Reserve System under the U.S. Bank Holding Company Act of 1956, as amended.

Real Estate Securities Fund:

Deutsche Investments Australia Limited (“DIAL”), Deutsche Bank Place, Level 16, CNR Hunter and Phillip Streets, Sydney, NSW 2000, Australia: DIAL is a wholly-owned subsidiary of Deutsche Australia Limited which is a wholly-owned subsidiary of Deutsche Bank AG (“Deutsche Bank”). DIAL performs investment advisory services for its U.S. affiliated clients, which includes RREEF. DIAL is an affiliated company of RREEF.

Deutsche Alternative Asset Management (Global) Limited (“DeAAM Global”), Winchester House, 1 Great Winchester Street, London, EC2N 2DB, United Kingdom: DeAAM Global is an indirect wholly-owned subsidiary of Deutsche Bank. DeAAM Global is part of the global real estate and infrastructure asset management operation known as RREEF. DeAAM Global is an affiliated company of RREEF.

GuideStone Funds | 41

Heitman Real Estate Securities, LLC (“HRES”), 191 North Wacker Drive, Suite 2500, Chicago, Illinois 60606: HRES is an SEC-registered investment adviser that has been in business since 1989. The firm is 50% owned indirectly by certain of the firm’s senior officers through KE I LLC, and 50% owned indirectly by Old Mutual Plc, a global financial services company listed on the London and Stockholm Stock Exchanges.

Heitman International Real Estate Securities HK Limited (“HIRES HK”), 15/F LHT Tower, 31 Queen’s Road, Central, Hong Kong: HIRES HK is an SEC-registered investment adviser that has been in business since 2012. The firm is 50% owned indirectly by certain of the firm’s senior officers through KE I LLC, and 50% owned indirectly by Old Mutual Plc, a global financial services company listed on the London and Stockholm Stock Exchanges. HIRES HK is an affiliated company of HRES.

Heitman International Real Estate Securities GmbH (“HIRES GmbH”), Maximillianstrasse 35A, 80539, Munich, Germany: HRES is an SEC-registered investment adviser that has been in business since 2007. The firm is 50% owned indirectly by certain of the firm’s senior officers through KE I LLC, and 50% owned indirectly by Old Mutual Plc, a global financial services company listed on the London and Stockholm Stock Exchanges. HIRES GmbH is an affiliated company of HRES.

RREEF America L.L.C. (“RREEF”), 222 South Riverside Plaza, Chicago, Illinois 60606: RREEF is an indirect wholly-owned subsidiary of Deutsche Bank. RREEF Alternatives is the alternative investments division for the asset and wealth management activities of Deutsche Bank.

Value Equity Fund:

AJO, LP (“AJO”), 230 Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102: AJO is wholly-owned and operated by 17 active partners. Founder of the firm, Theodore R. Aronson, whose ownership in the firm is greater than 25%, is the only control person.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201: BHMS, a Delaware limited liability company, is owned by BHMS Investment Holdings LP and Old Mutual Intermediary (BHMS) LLC, which is an indirect subsidiary of Old Mutual plc, a global financial services firm. Old Mutual plc owns its stake in BHMS as follows: Old Mutual plc owns 100% of the outstanding securities of OM Group (UK) Limited which in turn owns 100% of the outstanding securities of Old Mutual (US) Holdings, Inc. which in turn owns 100% of the outstanding securities of Old Mutual Intermediary, LLC, which generally owns no less than 75.1% of the outstanding ownership interest of BHMS. BHMS Investment Group LLC serves as the general partner of BHMS Investment Holdings LP.

Northern Trust Investments, Inc. (“NTI”), 50 South LaSalle Street, Chicago, Illinois 60603: NTI, formerly known and conducting business as Northern Trust Investments, N.A., an indirect subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended and is a direct subsidiary of Northern Trust Corporation, a financial holding company which is regulated by the Board of Governors of the Federal Reserve System under the U.S. Bank Holding Company Act of 1956, as amended.

TCW Investment Management Company (“TCW”), 1251 Avenue of the Americas, Suite 4700, New York, New York 10020: TCW is owned by both The Carlyle Group, a global alternative asset manager, and by TCW management and employees. The Carlyle Group (“Carlyle”) is the majority owner with an approximate 60% stake in the firm, with TCW management and employees owning the balance of 40%, on a fully diluted basis. Carlyle is a publicly traded partnership and has three groups of owners: employees of Carlyle who are equity partners, strategic investors and public unitholders.

Growth Equity Fund:

Brown Advisory, LLC (“Brown Advisory”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231: Brown Advisory is an independent, registered investment advisory firm. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC (“BAM”), and the firm’s controlling entity is Brown Advisory Incorporated (“BAI”), which is organized as a Maryland C corporation and serves as the firm’s parent company. BAI is the managing member of BAM. Approximately 70% of the parent company is owned by 100% of the full-time employees, and the remaining 30% is owned by members of the board of directors and a select group of clients and investors.

Jackson Square Partners, LLC (“Jackson Square”), 101 California Street, Suite 3750, San Francisco, California 94111: Jackson Square is an investment adviser organized as a Delaware limited liability company. The firm’s owners are California Street Partners, LLC and Delaware Investment Advisers, a series of Delaware Management Business Trust, which own 50.1% and 49.9%, respectively, of the limited liability company interests of Jackson Square.

Loomis, Sayles & Company, L.P. (“Loomis”), One Financial Center, 34th Floor, Boston, Massachusetts 02111: Loomis is a limited partnership whose general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned by Natixis, a French investment banking and financial

42 | Statement of Additional Information

services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 50, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202: Marsico is an independent, registered investment adviser. Marsico was organized in September 1997 as a Delaware limited liability company and provides investment management services to mutual funds and private accounts. Marsico is an indirect subsidiary of Marsico Group, LLC, a Delaware limited liability company.

Sands Capital Management, LLC (“Sands”), 1101 Wilson Boulevard, Suite 2300, Arlington, Virginia 22209: Sands is a registered investment advisory firm founded in 1992. Sands is an independently owned limited liability company headquartered in Arlington, Virginia.

Small Cap Equity Fund:

AJO, LP (“AJO”), 230 Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102: AJO is wholly-owned and operated by 17 active partners. Founder of the firm, Theodore R. Aronson, whose ownership in the firm is greater than 25%, is the only control person.

Columbus Circle Investors (“CCI”), Metro Center, One Station Place, 8th Floor, Stamford, Connecticut 06902: CCI is 95% owned by Principal Global Investors, LLC (“Principal”), a wholly-owned subsidiary of Principal Financial Group®. The remaining 5% is owned by two active CCI employees. In September 2014, Principal entered into an agreement with CCI to purchase the remaining 5% ownership interest in CCI over a two-year period. CCI maintains full investment autonomy with no changes to the firm’s process, philosophy or team. Principal is a diversified asset management organization, and the firm’s investment capabilities encompass an extensive range of equity, fixed-income and real estate investments as well as specialized overlay and advisory services.

RBC Global Asset Management (U.S.) Inc. (“RBC”), 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402: RBC is a registered investment adviser founded in 1983. RBC is a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect, wholly-owned subsidiary of the Royal Bank of Canada. The Royal Bank of Canada is publicly held and traded on the New York Stock Exchange and Toronto Stock Exchange.

Snow Capital Management L.P. (“Snow”), 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143: Snow is a registered investment advisory firm that provides investment and capital management services. Snow Capital Management Inc. (“SCM Inc.”) is the general partner of Snow. Richard A. Snow is the President and sole shareholder of SCM Inc. Mr. Snow and related entities own 61% of the ownership interest in the voting stock of Snow. SCM Inc. and Snow were formed on August 7, 2001, and Snow has operated as an investment advisory firm since that time.

TimesSquare Capital Management, LLC (“TSCM”), 7 Times Square, 42nd Floor, New York, New York 10036: TSCM is a registered investment advisory firm organized in November 2004 in strategic partnership with Affiliated Managers Group, Inc. TSCM was formed to succeed the growth equity investment advisory business of the firm’s predecessor, TimesSquare Capital Management, Inc. TSCM is an investment management firm focused on meeting the needs of all clients.

International Equity Fund:

AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, 4thFloor, Greenwich, Connecticut 06830: AQR, a Delaware limited liability company founded in 1998, is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. AQR Holdings is a subsidiary of AQR Capital Management Group, L.P. (“AQR LP”) which has no activities other than holding the interests of AQR Holdings. Clifford Asness, Ph.D., M.B.A., may be deemed to control AQR indirectly through his significant ownership interest in AQR LP.

Baillie Gifford Overseas Limited (“Baillie Gifford”), Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, United Kingdom: Baillie Gifford is wholly-owned by Baillie Gifford & Co., an independent investment management firm based in Edinburgh, Scotland.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201: BHMS, a Delaware limited liability company, is owned by BHMS Investment Holdings LP and Old Mutual Intermediary (BHMS) LLC, which is an indirect subsidiary of Old Mutual plc, a global financial services firm. Old Mutual plc owns its stake in BHMS as follows: Old Mutual plc owns 100% of the outstanding securities of OM Group (UK) Limited which in turn owns 100% of the outstanding securities of Old Mutual (US) Holdings, Inc. which in turn owns 100% of the outstanding securities of Old Mutual Intermediary, LLC, which generally owns no less than 75.1% of the outstanding ownership interest of BHMS. BHMS Investment Group LLC serves as the general partner of BHMS Investment Holdings LP.

GuideStone Funds | 43

MFS Institutional Advisors, Inc. (“MFSI”), 111 Huntington Avenue, Boston, Massachusetts 02199: MFSI is a U.S.-based investment advisor and subsidiary of Massachusetts Financial Services Company (“MFS”). MFS is the oldest U.S. mutual fund organization. MFS and the firm’s predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

Mondrian Investment Partners Ltd. (“Mondrian”), 10 Gresham, London, EC2V 7JD, United Kingdom: Mondrian is 100% owned by approximately 80 of its senior employees, including the majority of investment professionals, senior client service officers and senior operations personnel through Atlantic Value Investment Partnership L.P.

Philadelphia International Advisors, L.P. (“PIA”), 1650 Arch Street, Suite 2501, Philadelphia, Pennsylvania 19103: PIA is a registered investment adviser with the SEC and is a limited partnership with Glenmede Trust Company. The general partner is Philadelphia International Partners, L.P., the principals (16) of which are PIA’s senior investment professionals, senior managers and former employees. The Glenmede Trust Company transferred its international equities business to PIA effective January 2002.

Emerging Markets Equity Fund:

AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, 4thFloor, Greenwich, Connecticut 06830: AQR, a Delaware limited liability company founded in 1998, is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. AQR Holdings is a subsidiary of AQR Capital Management Group, L.P. (“AQR LP”) which has no activities other than holding the interests of AQR Holdings. Clifford Asness, Ph.D., M.B.A., may be deemed to control AQR indirectly through his significant ownership interest in AQR LP.

Genesis Asset Managers, LLP (“GAM”), Heritage Hall, La Marchant Street, St. Peter Port, Guernsey, GYI 4HY, Channel Islands: GAM, which is a Delaware limited liability partnership, specializes in the investment management of emerging markets. Taking into account its predecessor entities, GAM has been in business since 1989 and, as of June 2004, is majority owned by Affiliated Managers Group, Inc., an asset management holding company, with the balance of the interests held by GAM management.

Genesis Investment Management, LLP (“GIM”), 21 Grosvenor Place, SW1X 7HU, United Kingdom: GIM, which is a U.K. limited liability partnership, specializes in the investment management of emerging markets. Taking into account its predecessor entities, GIM has been in business since 1989 and is principally owned by GAM, with the balance of the interests held by five other partners.

Global Natural Resources Equity Fund:

SailingStone Capital Partners LLC (“SailingStone”), One California Street, Suite 3050, San Francisco, California 94111: SailingStone, a Delaware limited liability company, is wholly-owned and operated by seven active partners. MacKenzie B. Davis, CFA, and Kenneth L. Settles, CFA, each hold more than 25% but less than 50% of the ownership interest in SailingStone.

Van Eck Associates Corporation (“Van Eck”), 335 Madison Avenue, 19th Floor, New York, New York 10017: Van Eck is a privately held corporation, 100% owned by John C. van Eck and members of his immediate family.

All Funds — Cash Overlay Program:

Parametric Portfolio Associates LLC (“Parametric”), 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is 92% owned by Eaton Vance Corp., a Boston-based investment management firm, and 8% owned by current and former employees of Parametric.

Fund Expenses. Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants and legal counsel; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares. Each Date Target Fund, Asset Allocation Fund and the Real Assets Fund also bears its proportionate share of the operating expenses of the underlying mutual funds in which it holds shares. In addition, the Funds may allocate transfer agency and certain other expenses by Class.

44 | Statement of Additional Information

Other Accounts Managed. The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for day-to-day management of the Funds for the fiscal year ended December 31, 2014.

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
American Century Investment Management, Inc.*
Phillip N. Davidson, CFA
Michael Liss, CFA, CPA
Kevin Toney, CFA
AQR Capital Management, LLC
Clifford S. Asness, Ph.D.
John M. Liew, Ph.D.
Jacques Friedman
Oktay Kurbanov
Lars Nielsen
AJO, LP*
Theodore R. Aronson
Gina Marie N. Moore
Martha E. Ortiz
R. Brian Wenzinger
Christopher J. W. Whitehead

GuideStone Funds | 45

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Baillie Gifford Overseas Limited
James Anderson
Sarah Whitley
Kavé Sigaroudinia
Tom Coutts
Lawrence Burns
Nick Thomas, CFA
David Salter
Barrow, Hanley, Mewhinney & Strauss, LLC
Ray Nixon, Jr.
David A. Hodges, CFA
Randolph S. Wrighton, Jr., CFA
Jeff G. Fahrenbruch, CFA
David W. Ganucheau
BlackRock Financial Management, Inc.
Martin Hegarty
Gargi Chaudhuri
Thomas F. Musmanno, CFA
Scott MacLellan
Brown Advisory, LLC
Kenneth M. Stuzin, CFA
Columbus Circle Investors
Clifford G. Fox, CFA
Katerina Wasserman

46 | Statement of Additional Information

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Genesis Asset Managers, LLP and Genesis Investment Management, LLP*
Karen Yerburgh
Karen Roydon
Andrew Elder
Goldman Sachs Asset Management, L.P.*
Jonathan Beinner
Michael Swell
GuideStone Capital Management, LLC*
Ronald C. Dugan, Jr., CFA, CPA
Matt L. Peden, CFA
Tim Bray, CFA, CAIA
Heitman Real Estate Securities, LLC, Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH
Tim Pire, CFA
Jerry Ehlinger, CFA
Mark Abramson
John White
Jackson Square Partners, LLC
Jeffrey S. Van Harte, CFA
Christopher J. Bonavico, CFA
Daniel J. Prislin, CFA
Christopher M. Eriksen, CFA
Loomis, Sayles & Company, L.P.
Daniel J. Fuss, CFA, CIC
Matthew J. Eagan, CFA
Elaine M. Stokes
Aziz Hamzaogullari

GuideStone Funds | 47

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Marsico Capital Management, LLC
Thomas F. Marsico
Coralie Witter, CFA
MFS Institutional Advisors, Inc.
Marcus L. Smith
Mondrian Investment Partners Ltd.
Elizabeth Desmond, CFA
Russell J. Mackie
Bilgin Soylu, Ph.D.
Northern Trust Investments, Inc.
Brent D. Reeder
Lucia A. Johnston
Parametric Portfolio Associates LLC*
Jay Strohmaier, CFA
Daniel Wamre, CFA
Alex Zweber, CFA
Pacific Investment Management Company LLC
Jerome Schneider
Sudi Mariappa
Payden & Rygel
Brian Matthews
Mary Beth Syal, CFA
Philadelphia International Advisors, L.P.*
Andrew B. Williams, CFA
Robert Benthem de Grave
Stephen Dolce, CFA
Wei Huang, CFA

48 | Statement of Additional Information

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
RBC Global Asset Management (U.S.) Inc.
Lance F. James
RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited
Joseph D. Fisher, CFA
David W. Zonavetch, CPA
Daniel Elkins
Chris Robinson
John Hammond
SailingStone Capital Partners LLC*
MacKenzie B. Davis, CFA
Kenneth L. Settles, Jr., CFA
Sands Capital Management, LLC
Frank M. Sands, CFA
Thomas M. Ricketts, CFA
A. Michael Sramek, CFA
Schroder Investment Management North America Inc.*
Edward H. Jewett
Richard A. Rezek Jr., CFA
Andrew B.J. Chorlton, CFA
Neil G. Sutherland, CFA
Julio C. Bonilla, CFA
Eric Friedland
Shenkman Capital Management, Inc.
Mark R. Shenkman
Raymond F. Condon
David H. Lerner
Jonathan Savas

GuideStone Funds | 49

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Snow Capital Management L.P.
Joshua R. Schachter, CFA
Anne S. Wickland
TCW Investment Management Company
Diane Jaffee, CFA
TimesSquare Capital Management, LLC
Grant Babyak
Kenneth Duca, CFA
Van Eck Associates Corporation*
Joseph Foster
Charl P. de M. Malan
Imaru Casanova
Western Asset Management Company and Western Asset Management Company Limited
S. Kenneth Leech
Carl L. Eichstaedt
Mark S. Lindbloom
Ian R. Edmonds
Michael C. Buchanan
Keith J. Gardner
Julien A. Scholnick
Andrew J. Belshaw
Christopher Orndorff
Gordon S. Brown

*

The Adviser or Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

**

One of the “Other Accounts” is a wrap fee platform, which includes approximately [        ] underlying clients for total assets of approximately $[        ] million. Two of the “Other Accounts” represent model portfolios with total assets of approximately $[        ] million.

‡	This number counts each wrap sponsor program as one client each. As of December 31, 2014, there were approximately [ ] underlying accounts in wrap sponsor programs.

50 | Statement of Additional Information

Material Conflicts of Interest. Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Select Funds’ investments and the investments of the other accounts managed include conflicts between the investment strategy of a Select Fund and the investment strategy of other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Select Fund and other accounts managed by the portfolio manager.

By implementing investment strategies of various accounts, a portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals) and commingled trust accounts.

Portfolio managers make investment decisions for each portfolio, including the Select Funds, based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Sub-Advisers often aggregate into a single trade order several individual contemporaneous client trade orders in a single security. When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, accounts with the same or similar investment objectives should receive an equitable opportunity to participate meaningfully and should not be unfairly disadvantaged.

Portfolio Manager Compensation:

Following is a description of the structure of and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended December 31, 2014.

AJO, LP (“AJO”). Each of AJO’s portfolio managers is a principal of the firm. All principals are compensated through a fixed salary, equity-based cash distributions and merit-based cash bonuses that are awarded entirely for contributions to the firm. Each calendar year-end, the managing principal of AJO, in consultation with the other senior partners, determines the bonus amount for each portfolio manager. Bonuses can be a significant portion of a portfolio manager’s overall compensation. Bonus amounts are generally based on the following factors: net revenues and cash position of AJO, ownership percentage of the portfolio manager and overall contributions of the portfolio manager to the operations of AJO. Although many of the firm’s fee arrangements are performance-based, no individual’s compensation is directly tied to account performance or to the value of the assets held in particular funds or even to firm-wide assets. Portfolio managers may also be awarded non-cash compensation in the form of increased ownership in the firm.

American Century Investment Management, Inc. (“American Century”). American Century’s portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described as follows, each of which is determined with reference to a number of factors such as overall performance, market competition and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base salary. Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks (i.e., Russell 3000® Value Index) and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

GuideStone Funds | 51

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Defensive Market Strategies Fund. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark (i.e., the Russell 3000® Value Index) and/or peer group) or relative to the performance of such mutual fund. Performance of the Defensive Market Strategies Fund is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to one of the following investment styles, such as U.S. growth, U.S. value, international, quantitative and fixed income. Performance is measured for each product individually, as described previously, and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans. Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans. Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

AQR Capital Management, LLC (“AQR”). The compensation for each of the portfolio managers who are a principal of AQR is in the form of distributions based on the revenues generated by AQR. Distributions to each portfolio manager are based on cumulative research, leadership and other contributions to AQR. Revenue distributions are also a function of assets under management and performance of the funds managed by AQR. There is no direct linkage between performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues.

Baillie Gifford Overseas Limited (“Baillie Gifford”). Baillie Gifford’s compensation package is oriented towards rewarding long-term contributions to both investment performance and the business overall. The remuneration of non-partner portfolio managers at Baillie Gifford has three key elements: (i) fixed base salary; (ii) a company-wide all staff bonus of no less than 10% of salary; and (iii) a performance related bonus referred to as the Investment Departments’ Bonus Scheme.

Performance for non-partner portfolio managers is measured in two ways. Half of the bonus is based on individual performance. This is determined by the individual’s line manager at the annual appraisal, at which staff are assessed against key competencies and pre-agreed objectives. The remaining half is determined by either the three- or five-year, pre-tax investment performance of the individual’s team against the relevant benchmark index (i.e., MSCI EAFE Index). The performance of the EAFE Alpha team is measured over a five-year period. For individuals with dual portfolio responsibilities, the three- or five-year bonus is split between the portfolios according to the level of responsibility the individual manager has for the relevant funds. These calculations are ring-fenced rather than averaged to ensure that extremes of performance in either portfolio will not disproportionately impact bonus payments.

In addition to base salary and bonus, all staff over the age of 25 are invited to join the Baillie Gifford Group Personal Pension Plan. The firm also facilitates the payment of contributions to approved self-invested personal pension arrangements. For very senior non-partner staff, Baillie Gifford offers a deferred bonus scheme. This scheme defers a quarter of an individual’s bonus at the end of the bonus year. This amount is matched by the firm and held for three years during which it is linked to the overall profitability of the firm.

Partner remuneration comprises a fixed base salary and a share of the partnership profits. The profit share is calculated as a percentage of total partnership profits based on seniority, role within Baillie Gifford and length of service. The basis of the profit share is detailed in the Baillie Gifford Partnership Agreement. The main staff benefits, such as pension benefits, are not available to partners, who therefore provide for benefits from their own personal funds.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”). In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Portfolio managers and analysts are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. Contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

52 | Statement of Additional Information

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager, and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is, to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance. Lastly, many of our key investment personnel have a long-term incentive compensation plan in the form of an equity interest in BHMS.

BlackRock Financial Management, Inc. (“BFM”). BFM’s financial arrangements with its portfolio managers, competitive compensation and career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc. (“BlackRock”).

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s chief investment officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including one-, three- and five-year periods, as applicable.

With respect to these portfolio managers, such benchmarks for the funds and other accounts include the following:

Portfolio Manager	Applicable Benchmarks
Martin Hegarty	A combination of market-based indices (e.g., Barclays US TIPS Index), certain customized indices and certain fund industry peer groups.
Thomas Musmanno and Scott MacLellan	A combination of market-based indices (e.g., Bank of America Merrill Lynch U.S. Corporate & Government Index, 1-3 Years), certain customized indices and certain fund industry peer groups.
Gargi Chaudhuri	A combination of market-based indices (e.g., Barclays U.S. TIPS Index, Barclays World Government Inflation Linked Bond Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock restricted stock units, upon vesting, will be settled in BlackRock common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Award. From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock restricted stock units that, once vested, settle in BlackRock common stock. Ms. Chaudhuri and Mr. Musmanno have unvested long-term incentive awards.

Deferred Compensation Program. A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Any portfolio manager who is either a managing director or director at BlackRock is eligible to participate in the deferred compensation program.

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Other Compensation Benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans. BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (“RSP”) and the BlackRock Employee Stock Purchase Plan (“ESPP”). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3% to 5% of eligible compensation up to the IRS limit ($255,000 for 2013). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000 based on its fair market value on the purchase date. All portfolio managers on the account are eligible to participate in these plans.

Potential Material Conflicts of Interest. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, the firm’s affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Funds. BlackRock, or any of the firm’s affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Funds by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or the firm’s affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of the firm’s affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Hegarty, MacLellan and Musmanno may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Hegarty, MacLellan and Musmanno may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Brown Advisory, LLC (“Brown Advisory”). In awarding compensation, Brown Advisory takes investment performance, teamwork and the overall profitability of the firm into consideration. The firm’s compensation structure is designed to create a highly collaborative investment process. Brown Advisory compensates portfolio managers using three components: (i) fixed base salary; (ii) cash bonus; and (iii) firm equity.

The bonus portion of a portfolio manager’s compensation takes into consideration a number of factors, including, but not limited to, performance, teamwork, the ability to grow and retain assets and the firm’s profitability. When evaluating a portfolio manager’s performance, Brown Advisory compares the pre-tax performance of a portfolio manager’s accounts to the relevant market index (e.g., Russell 1000® Growth Index) over trailing one-, three- and five-year time periods. Additionally, the firm takes into account the portfolio manager’s peer rankings over trailing one-, three- and five-year time periods. Brown Advisory also believes equity is a vital part of the compensation mix and awards equity to portfolio managers in order to align the firm’s interests with those of clients.

Columbus Circle Investors (“CCI”). CCI seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. Compensation structure is comprised of the following:

Base Salary. Each member of the professional staff is paid a fixed base salary, which varies depending on the experience and responsibilities assigned to that individual. The firm’s goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions and salary surveys.

54 | Statement of Additional Information

Bonus. Each member of the professional staff is eligible to receive an annual bonus. Targeted bonus amounts vary among professional staff based on the experience level and responsibilities. Bonus compensation is based upon the pre-tax performance of the investment strategy relative to the applicable benchmark for the proceeding one-year period and the role that person plays in adding to the overall value added to the portfolio(s). The benchmark for measuring performance of the Small Cap Equity Fund is the Russell 2000® Growth Index.

A second bonus pool is for long-term compensation and retention. Five percent of the firm’s profits are allocated to certain employees via a three-year cliff vesting deferred cash program. These units are awarded based on the employees’ contribution to CCI during the year.

A third 5% pool is used for phantom equity, has less than five participants (three year cliff) and is based on the growth of the firm.

Equity Payments. Professional staff who are partners of CCI also receive quarterly distributions based upon their equity ownership share and firm profitability.

Genesis Asset Managers, LLP and Genesis Investment Management, LLP (together, “Genesis”). The compensation culture at Genesis is focused upon performance rather than entitlement, and long-term business viability rather than short-term personal gain. All investment professionals are assessed on a three-year rolling basis and rewarded on their contribution and long-term impact on the business. Specifically, the compensation structure for investment partners is comprised of the following elements:

•

A share of net profits — determined by the overall profitability of the firm in a given year, together with recognition of individual contribution. It is important to stress that Genesis’ research and investment process is structured on a collegiate basis and that superior investment contribution to the team is expected; and

•	A share of revenues — quarterly payments based on individual partnership interests.

All investment professionals are assessed on a regular basis for profit participation on a series of criteria covering both investment work undertaken (80% weighting) and links with clients. Portfolio performance is not a key measure for staff remuneration because of the team approach that Genesis takes to researching stocks and constructing portfolios. However, recognition of individual contributions is taken into account, including acknowledgement of successful investment ideas.

The equity interest in the business held by the 13 partners, 11 of whom are members of the investment team, is 49% with the remainder held by Genesis’ majority partner, Affiliated Managers Group, Inc.

Goldman Sachs Asset Management, L.P. (“GSAM”). Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary, variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman, Sachs & Co.; the team’s net revenues for the past year, which in part is derived from advisory fees and, for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms.

Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.

The benchmark for the Medium-Duration Bond Fund is the Barclays U.S. Aggregate Bond Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered, including: (1) general client/shareholder orientation; and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation. In addition to base salary and year-end discretionary variable compensation, GSAM has a number of additional benefits in place, including: (1) a 401(k) program that enables employees to direct a percentage of their pre-tax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

GuideStone Capital Management, LLC (“Adviser”). Portfolio managers of the Adviser are compensated for their services on behalf of the Adviser with a fixed base salary plus discretionary incentive compensation. With respect to portfolio management functions for the Funds and accounts managed or overseen by the Adviser, general consideration is given in the determination of incentive compensation to overall performance of these Funds and accounts in terms of both long-term and short-term performance results. No specific weight is given to the performance of any particular Fund or account in determining incentive compensation, if any. Factors included in the determination of base salary include the portfolio manager’s seniority, experience and extent of management responsibility. The Adviser and its parent are nonprofit entities, and there are no stock option or profit sharing plans. The absolute

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amount of base salary, incentive compensation and related benefits received by portfolio managers may also be determined, in whole or in part, as a result of service as officers or employees of affiliates of the Adviser, including GuideStone Financial Resources, which is unrelated to their service as portfolio managers or officers of the Adviser.

Heitman Real Estate Securities LLC (“HRES”), Heitman International Real Estate Securities HK Limited (“HIRES HK”) and Heitman International Real Estate Securities GmbH (“HIRES GmbH”) (together, “Heitman”). Heitman’s compensation program is designed to accomplish several objectives, one of which is retention of the firm’s team. Thirty-two senior employees hold a 50% equity interest in the business. Heitman believes that equity ownership provides a carrot for retention of key personnel and, equally important, that the structure creates alignment of interest between Heitman’s partners and the firm’s clients. The total compensation of the firm’s equity owners is tied directly to the performance of the investments under their collective management and the degree to which client objectives have been met. The incentive compensation is based on a combination of factors including company, business unit and individual performance. Two of the portfolio managers associated with the Real Estate Securities Fund are equity owners in the firm. Additionally, Tim Pire, Chief Investment Strategist, is an equity owner in the firm.

Jackson Square Partners, LLC (“Jackson Square”). Jackson Square’s investment professionals have remained together, bound by culture and the unique nature of the team’s research/portfolio manager role, for over a decade on average. Through various market and organizational circumstances over the years, the group has maintained a meritocracy and very strong pay-for-performance ethos that rewards positive impact to client portfolios. Each stock in each portfolio has two or more “sponsors” who have mathematical ownership of those names for performance attribution purposes (e.g., 60/40 or 50/50-type responsibility splits). This stock-by-stock attribution can then be aggregated and the individual contributions of team members measured, down to the basis point, for each performance period measured: one-, three- and five-year and since inception. Aggregate compensation is ultimately driven by revenues, which – in turn – is correlated with assets under management, which ultimately correlates with performance over the long term, in a self-reinforcing cycle of better performance leading to more assets under management (both via flows and appreciation) and greater revenues/compensation. Additionally, qualitative factors such as contribution to debates of other team members’ ideas are also considered in compensation. Certain employees also have equity ownership as part of their compensation. In terms of the composition of compensation paid to the equity partners on the investment team, it is expected to be a combination of fixed base salary, partnership equity distributions and discretionary annual bonuses.

Loomis, Sayles & Company, L.P. (“Loomis”). Loomis believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for the firm’s clients. Portfolio manager compensation is made up of three main components: base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the portfolio manager is responsible relative to other portfolio managers. Loomis also offers a profit sharing plan.

Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.

Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. It is based on four factors: investment performance, profit growth of the firm, profit growth of the portfolio manager’s business unit and team commitment. Investment performance is the primary component and generally represents at least 60% of the total for fixed-income managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer (“CIO”) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed-income managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The benchmark used for Loomis’ assigned portion of the Extended-Duration Bond Fund is the Barclays U.S. Government/Credit Index; the benchmark used for Loomis’ assigned portion of the Global Bond Fund is the Barclays Global Aggregate Bond Index; and the benchmark used for Loomis’ assigned portion of the Growth Equity Fund is the Russell 1000® Growth Index. The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A portfolio manager’s relative performance for the past five years, or seven years for some products, is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five- or seven-year performance on a rolling three-year basis. If a portfolio manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue size of accounts represented in each product. Loomis uses both an external benchmark and a customized peer group as measuring sticks for fixed-income manager performance.

Loomis uses both an external benchmark and a customized peer group as a point of comparison for fixed-income manager performance because Loomis believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by Loomis.

Mutual funds are not included in Loomis’ institutional composites, so unlike other managed accounts, fund performance and asset size do not directly contribute to this calculation. However, each fund managed by Loomis employs strategies endorsed by Loomis and fits into the product category for the relevant investment style. Loomis may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis has developed and implemented two long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement, a participant will receive a multi-year payout for his or her vested units; and

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

56 | Statement of Additional Information

The second plan also is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of the award and is only payable if the portfolio manager remains at Loomis. In this plan, there is no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and, over time, the scope of eligibility is likely to widen. Management has full discretion over what units are issued and to whom. Mr. Fuss’s compensation is also based on his overall contributions to the firm in his various roles. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower than the percentage reflected above.

Portfolio managers also participate in the Loomis profit sharing plan, in which Loomis makes a contribution to the retirement plan for each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis defined benefit pension plan, which applies to all Loomis employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Mr. Eagan also serves as portfolio manager to certain private investment funds managed by Loomis and may receive additional compensation based on his investment activities for each of those funds.

Marsico Capital Management, LLC (“Marsico”). The compensation package for portfolio managers of Marsico is structured as a combination of base salary and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period; and (2) individual efforts and achievement and other contributions benefitting the firm and/or clients. Base salaries also may be adjusted upward or downward based on those factors. No other special employee incentive arrangements are currently in place or being planned.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. In addition to salary and bonus, Marsico’s portfolio managers may participate in other benefits such as health insurance and retirement plans on the same basis as other Marsico employees. Marsico’s portfolio managers also may be offered the opportunity to acquire equity interests in the firm’s parent company.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance is a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s performance abilities. To encourage a long-term horizon for managing client assets and concurrently minimizing potential conflicts of interests and portfolio risks, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period and may consider a variety of measures in determining compensation, such as the performance of unaffiliated mutual funds or other portfolios having similar strategies as well as other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, the ability and willingness to support and train other analysts and other considerations.

MFS Institutional Advisors, Inc. Portfolio manager compensation is reviewed annually. As of December 31, 2014, portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation than the performance bonus.

•	Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three- and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2014, the MSCI EAFE Growth Index was used to measure the portfolio manager’s performance for the fund.

Additional or different benchmarks, including versions of indices, custom indices and linked indices that include performance of different indices for different portions of the time period may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

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The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of the firm or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the Massachusetts Financial Services Company (“MFS”) Equity Plan. Equity interests and/or options to acquire equity interests in MFS or MFS’ parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Mondrian Investment Partners Ltd. (“Mondrian”). Mondrian has the following programs in place to retain key investment staff:

•	Competitive Salary — All investment professionals are remunerated with a competitive base salary.

•

Profit Sharing Pool — All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).

•

Equity Ownership — Mondrian is 100% employee owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business. Equity value is built up over many years with long vesting periods and the value of any individual’s equity is normally paid out in installments over a number of years post an agreed retirement from the firm. This is a long-term incentive plan directly tied to the long-term equity value of the firm.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system. This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee. In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the firm’s Compensation Committee, who will make recommendations based on a number of factors, including investment research, investment performance contribution, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan. All portfolio managers are members of Mondrian’s Defined Contribution Pension Plan (the “Plan”) where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse’s or dependent’s pension may also be payable.

Mondrian Remuneration Philosophy. The guiding principle of the Mondrian’s compensation programs is to enable the firm to retain and motivate a team of high quality employees with both attractive shorter term remuneration and long-term equity incentives that are appropriately competitive, well-structured and which help align the aspirations of individuals with those of the firm and its clients. Approximately 85 Mondrian employees are equity owners of the business, representing about 50% of the total staff. In determining whether an employee should become an owner, Mondrian has to date focused on senior management, investment professionals and senior client service and operations personnel. The equity owners represent those staff recognized as either a significant contributor currently or in the future and awards focus in particular on key investment professionals.

Northern Trust Investments, Inc. (“NTI”). The compensation for the portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her respective team plus the financial performance of the investment business unit and Northern Trust Corporation as a whole. The portfolio managers’ incentive award is not based on investment performance of the funds or the amount of assets held in the funds. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

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Pacific Investment Management Company LLC (“PIMCO”). PIMCO has adopted a Total Compensation Plan for the firm’s professional level employees, including portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long-term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

The Total Compensation Plan consists of three components:

•

Base Salary. Base salary is based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.

•

Performance Bonus. Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group’s or department’s success. Achievement against these goals, as measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate) and will also consider firm performance.

•

Equity or Long Term Incentive Compensation. Equity allows key professionals to participate in the long-term growth of the firm. The M Unit Option Plan provides mid to senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. These options vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and option awards. PIMCO incorporates a progressive allocation of option awards as a percentage of total compensation which is in line with market practices.

In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon PIMCO’s performance over a three-year period. The aggregate amount available for distribution to participants is based upon PIMCO’s profit growth.

Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

Three-, two- and one-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/chief investment officer’s approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

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•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager.

Profit Sharing Plan. Portfolio managers who are managing directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are managing directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

Parametric Portfolio Associates LLC (“Parametric”). Parametric’s compensation structure for senior portfolio managers consists of a fixed base salary and an incentive bonus that is determined annually based on a percentage of the firm’s operating profit. In addition, senior portfolio managers who are also principals of the firm receive quarterly equity-based distributions based on their percent ownership of the firm. Other investment professionals receive a fixed base salary and an annual discretionary bonus that is determined based on the individual’s performance and the financial performance of the firm. Individual investment professional performance is assessed by the chief investment officer based on the quality of service and advice provided to clients and the level of value added to the investment team and Parametric. None of the investment professionals’ compensation is directly tied to account performance or the value of assets held in accounts or growth in the value of accounts. Some portfolio managers who are not currently equity owners of the firm may receive an incentive grant that has some of the characteristics of actual equity ownership but is not actual equity in the firm (i.e., phantom equity).

Payden & Rygel. In addition to highly competitive base salaries, each employee receives an annual cash bonus based partially on individual performance and partially on corporate profitability. Bonuses are extended to all members of the firm. However, Payden & Rygel does not compensate directly on performance of individual portfolios, on the amount of business brought in or on any other specific measure. Instead, bonuses are determined on overall contribution and are subjective. The firm believes that basing compensation on specific measures, such as investment performance, can at times create conflicts of interest.

Philadelphia International Advisors, L.P. (“PIA”). Portfolio managers/analysts have a compensation package that includes base salary (fixed), revenue sharing (fixed percentage and pre-tax), performance bonuses (variable and pre-tax) and partnership distributions (based on profitability). The performance bonus is determined by Andrew B. Williams, President and Lead Portfolio Manager. In short, this bonus is based on how well the analyst’s recommended stock ideas perform relative to appropriate indices, as well as their general contribution to the overall management process. The benchmarks are designed to gauge the analyst’s stock selection capabilities within their respective sectors versus those of the product’s performance benchmark (i.e., MSCI EAFE Index) and PIA’s proprietary stock selection model. Performance based compensation is distributed at year-end based on the pre-tax performance of the previous 12 and 36 month periods. The probability of a manager/analyst taking undue risk in their recommendations is remote as the investment decision-making process is a team approach with Mr. Williams having final decision authority. All portions of the analyst’s comprehensive compensation plan are received from PIA, and not from individual clients.

RBC Global Asset Management (U.S.) Inc. (“RBC”). RBC’s compensation structure includes fixed base salaries, annual bonuses and profit sharing. The firm calibrates salaries by position and responsibilities and gears them to be competitive in the industry. The bonus structure is designed to align portfolio manager’s interests with those of clients and RBC. Annual bonuses are based on an investment team’s pre-tax composite returns and information ratios compared to peers for one-, three- and five-year periods, with greater emphasis on three- and five-year periods. Bonuses are also based on qualitative factors including contribution to the investment process and firm and are set as a pre-determined percentage rate of base salary. Lastly, portfolio managers can participate in a pool that provides a share of the investment team’s annual profits.

RREEF America L.L.C. (“RREEF”), Deutsche Investments Australia Limited (“DIAL”) and Deutsche Alternative Asset Management (Global) Limited (“DeAAM Global”) (together, “RREEF”). RREEF uses compensation tools and programs created to attract and retain high caliber staff, to motivate employees, to achieve desired standards of performance while avoiding excessive risk taking and to reinforce the principles of fairness, integrity and teamwork. Compensation is comprised of a fixed base salary based on certain criteria, including, but not limited to, division, title and location, and a variable incentive component.

RREEF has an incentive-based bonus program for its key employees, the overall size of which is based on a percentage of unit performance. Although the incentive pool is distributed amongst employees on a discretionary basis, a substantial portion of the total compensation is tied to individual performance. The percent of incentive for senior investment professionals ranges from 50% to over 100% (there is no cap) of base salary depending on the profitability of RREEF and an individual’s performance. Criteria considered are geared towards identifying an individual’s contribution to the success of the team and the pre-tax performance of clients’ accounts relative to the applicable benchmark for the calendar year preceding the bonus distribution date. The benchmark for measuring performance of the Real Estate Securities Fund is the FTSE EPRA/NAREIT Developed Index-Net. The investment team is comprised

60 | Statement of Additional Information

of both analysis and portfolio management functions, and although the depth of our team allows specialization along these lines, RREEF can also accommodate personnel who blend both functions. The performance criteria for persons performing analyst functions include: (i) accuracy of stock buy/sell calls; (ii) soundness of research and analytical support for investment rationale; and (iii) conviction and ability to articulate investment rationale. The performance criteria for portfolio managers include: (i) performance of regional portfolios relative to peers and benchmarks; (ii) soundness of rationale for portfolio exposures; and (iii) adherence to client investment objectives and constraints.

There is a deferred component of the incentive compensation which is equal to approximately 10% to 40% of total compensation, with larger percentages allocated to larger incentive awards, that takes the form of Deutsche Bank corporate stock that vests over time, currently four years. Deutsche Bank stock broadly aligns the team with broader bank goals, and the deferral creates effective “handcuffs” to discourage departures, especially to competitors.

RREEF’s ability to retain key personnel reflects the firm’s workplace culture. RREEF provides a work environment where highly achieving individuals are provided the resources necessary to be successful. Being part of a larger global financial institution has created many new career paths for employees. RREEF encourages employees to develop and enhance job-related skills and knowledge by offering expense reimbursements for those seeking to further their education and/or professional expenses (e.g., job-related classes, career-related degree programs, CFA and/or CFP® exam expenses, continuing education classes, etc.).

SailingStone Capital Partners LLC (“SailingStone”). The investment team at SailingStone is comprised of partners of the firm, and all partners have the same base salary. In addition to base salary, investment professionals have the opportunity to earn into a bonus pool, can earn further equity, and are provided with a competitive benefits package. The annual bonus pool is determined by the overall success of the business. Individual awards are determined based on accuracy of forecasts of company specific net asset value, breadth of coverage across respective commodity segments, relative returns of individual positions versus industry peers in periods of negative performance, absolute returns of the portfolio, and total profit and loss for the business. Equity grants are earned over a long, multi-year time frame and reflect long-term value creation for the overall franchise.

Sands Capital Management, LLC (“Sands”). Investment professionals benefit from a salary competitive in the industry, an annual qualitative bonus based on subjective review of the employee’s overall contribution and a standard profit sharing plan and 401(k) plan. The investment professionals also participate in an investment results bonus. The investment results bonus is calculated from the pre-tax performance variance of the Sands Capital composite returns and their respective benchmarks over one-, three- and five-year periods, weighted towards the three- and five-year results.

Shenkman Capital Management, Inc. (“Shenkman”). Shenkman offers a highly competitive total compensation package. All team members receive a complete benefits package, base salary and an annual bonus predicated on individual and firm performance. The percentage of compensation from salary and bonus varies by a team member’s merit. Typically, a bonus is a larger percentage of annual compensation for team members that have made contributions to the firm and achieved a long tenure with the firm.

Portfolio managers represent the majority of the firm’s senior management. Their compensation is not formally tied to a specific list of criteria. Portfolio managers are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm as well as Shenkman’s growth and profitability. All of the senior portfolio managers are owners of the firm. Portfolio managers’ compensation is not based on the performance of the Funds or the value held in their portfolios.

Schroder Investment Management North America Inc. (“SIMNA”). The portfolio managers assigned to the Extended-Duration Bond Fund portfolio account receive remuneration in accordance with SIMNA’s compensation policy. SIMNA’s methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative and qualitative measures. Portfolio managers are compensated for their services to accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all SIMNA’s employees. Messrs. Jewett, Rezek, Chorlton, Sutherland and Bonilla are also eligible to receive long-term incentive compensation that is based in part on SIMNA’s revenues attributable to SIMNA’s acquisition of STW Fixed Income Management LLC (“STW”) (effective, April 2, 2013) at certain milestones over a four-year period post-closing of the acquisition by Schroders. These economic incentives are also tied to the success of the integrated business.

Portfolio manager compensation is not directly based solely upon long-term or short-term performance of the Fund or upon Fund performance as compared to the performance of an index or peer group. Rather, a portfolio manager’s bonus is based in part on team performance as a whole for all of its accounts. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the bonus to pre-bonus profit ratio before tax and the compensation to revenue ratio achieved by SIMNA globally. SIMNA then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of SIMNA’s clients. For each team, SIMNA assesses the performance of their funds and accounts relative to competitors and to relevant benchmarks, which may be internally-and/or externally-based, over one and/or three year periods, the level of funds under management and the level of performance fees generated, if any.

GuideStone Funds | 61

For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock. These employees may also receive part of the deferred award in the form of notional cash investments in a range of SIMNA Funds. These deferrals vest over a period of three years and are designed to ensure that the interests of the employees are aligned with those of the shareholders of Schroders plc.

Snow Capital Management L.P. (“Snow”). Each of the portfolio managers receives compensation in the form of a fixed salary. Portfolio managers are also eligible for a bonus, which is based on the overall profitability of Snow. Additionally, a portfolio manager may receive equity dividends from his or her ownership in the firm.

TCW Investment Management Company (“TCW”). The overall objective of the firm’s compensation program for portfolio managers is to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the successful performance of the accounts they manage. Portfolio managers are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”), bonus and equity incentive participation in TCW’s parent company (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Salary. Salary is agreed to with the portfolio managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

Profit Sharing. Profit sharing is linked quantitatively to a fixed percentage of net income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is typically paid quarterly. In most cases, revenues are allocated to a pool, and profit sharing compensation is paid out after the deduction of certain expenses (including base salaries) related to the strategy group. The profit sharing percentage used to compensate a portfolio manager for management of the Value Equity Fund (“Fund”) is generally the same as that used to compensate portfolio managers for all other client accounts in the same strategy managed by TCW or one of the other TCW advisors (together, the “TCW Group”). Income included in a profit sharing pool will relate to the products managed by the portfolio manager. In some cases, the pool includes revenues related to more than one equity or fixed income product where the portfolio managers work together as a team, in which case each participant in the pool is entitled to profit sharing derived from all the included products. In certain cases, a portfolio manager may also participate in a profit sharing pool that includes revenues from products besides the strategies offered in the Fund, including alternative investment products; the portfolio manager would be entitled to participate in such pool where he or she supervises, is involved in the management of or is associated with a group, other members of which manage such products. Profit sharing arrangements are generally the result of agreement between the portfolio manager and the TCW Group, although in some cases, they may be discretionary based on supervisor allocation.

In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Fund managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy, but within a given strategy, the same benchmark applies to all accounts, including the Fund. In the case of the Fund, the Russell 1000® Value Index rather than the S&P 500® Index is used to measure performance for purposes of the profit sharing percentage.

Discretionary Bonus/Guaranteed Minimums. In general, portfolio managers do not receive discretionary bonuses. However, in some cases, bonuses may be paid on a discretionary basis out of a departmental profit sharing pool, as determined by the supervisor(s) in the department. In other cases where portfolio managers do not receive profit sharing or where the firm has determined the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by the TCW Group. Also, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory bonus if the sum of their salary and profit sharing does not meet certain minimum thresholds.

Equity Incentives. Many portfolio managers participate in equity incentives based on overall firm performance of the TCW Group and the TCW Group’s affiliates, through ownership or participation in restricted unit plans that vest over time or unit appreciation plans of TCW’s parent company. The plans include the Fixed Income Retention Plan, Restricted Unit Plan and 2013 Equity Unit Incentive Plan.

Under the Fixed Income Retention Plan, certain portfolio managers in the fixed income area were awarded cash and/or partnership units in TCW’s parent company, either on a contractually-determined basis or on a discretionary basis. Awards under this plan were made in 2010 that vest over a period of time and other awards are granted annually.

Under the Restricted Unit Plan, certain portfolio managers in the fixed income and equity areas were awarded partnership units in TCW’s parent company. Awards under this plan vest over time. Vesting is in part dependent on satisfaction of performance criteria.

62 | Statement of Additional Information

Under the 2013 Equity Unit Incentive Plan, certain portfolio managers in the fixed income and equity areas are awarded options to acquire partnership units in TCW’s parent company with a strike price equal to the fair market value of the option at the date of grant. The options granted under the plan are subject to vesting and other conditions.

Other Plans and Compensation Vehicles. Portfolio managers may also elect to participate in the TCW Group’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

TimesSquare Capital Management, LLC (“TSCM”). TSCM’s compensation program rewards top performing portfolio managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm. The program is tied exclusively to client’s investment performance and financial results of the firm and TSCM’s investment business. Moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for portfolio managers. Investment professionals’ compensation is comprised of the following three components: base salaries, an annual bonus plan and significant equity in the firm.

Base Salaries. Base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers. TSCM adjusts base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers. For key investment decision-makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.

Annual Bonus Plan. Bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over the one-year time period. Performance is calculated by comparing pre-tax total returns.

Equity Ownership. Senior investment professionals receive significant equity ownership in the firm, subject to a five-year vesting period. Once vested, certain components with vested value are not immediately accessible to further encourage retention. Through this stake in TSCM’s business, portfolio managers should benefit from client retention and business growth. Currently, a significant majority of TSCM’s investment professionals retain ownership.

Van Eck Associates Corporation (“Van Eck”). Van Eck’s portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and management of the funds for which they serve as portfolio manager. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, Van Eck and affiliates manage accounts with incentive fees.

Western Asset Management Company and Western Asset Management Company Limited (together, “Western”). At Western, one compensation methodology covers all products and functional areas, including portfolio managers. Western’s philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results and the performance of one’s group and the firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead, or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current firm and portfolio strategy and communication with clients. In reviewing pre-tax investment performance, one-, three- and five-year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.

As cited herein, Russell Investment Group is the source and owner of trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Securities Ownership. Portfolio managers of the Adviser and the Sub-Advisers do not beneficially own any shares of the Select Funds.

Fund Brokerage. The Adviser and Sub-Advisers, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser or Sub-Advisers may use research and services provided to it by brokers and dealers in servicing all its clients.

GuideStone Funds | 63

The Adviser or Sub-Adviser may, from time to time, receive services and products which serve both research and non-research functions. In such event, the Adviser or Sub-Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

Subject to its obligation to seek best execution, the Adviser may direct the Sub-Advisers to place trades through designated brokers who have agreed to pay certain transfer agency, custody or other operating expenses that the Funds would otherwise be obligated to pay. Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers. Over-the-counter transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.

If the Adviser or Sub-Adviser provides investment advisory services to individuals and other institutional clients, there may be occasions on which these investment advisory clients may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

The Select Funds have obtained an order from the SEC that allows, subject to certain conditions, each Sub-Adviser that provides investment advice to a Select Fund or a portion thereof to, with respect to the assets under its control: (A) engage in certain principal and brokerage transactions that would otherwise be proscribed by the 1940 Act with a broker-dealer that is either (i) a Sub-Adviser to another portion of the same Select Fund or to another Select Fund, or (ii) an affiliated person of a Sub-Adviser to another portion of the same Select Fund; and (B) acquire securities of a Sub-Adviser, or its affiliate, to another portion of the same Select Fund. The Adviser believes that allowing a Select Fund or a portion thereof advised by one Sub-Adviser to purchase securities from another Sub-Adviser or its affiliates will expand the Select Funds’ investment options without exposing the Select Funds to the potential abuses of self-dealing.

For the fiscal years ended December 31, the aggregate dollar amount of brokerage commissions paid by each Fund listed below was as follows:

Aggregate Dollar Amount of Brokerage Commissions Paid
Fund	2014	2013	2012

MyDestination 2005	$	$ 956	$ 1,015

MyDestination 2015		3,191	2,676

MyDestination 2025		5,169	3,452

MyDestination 2035		3,011	2,140

MyDestination 2045		2,200	1,620

MyDestination 2055		83	—

Conservative Allocation		1,386	1,057

Balanced Allocation		6,581	5,535

Growth Allocation		4,861	5,616

Aggressive Allocation		4,368	5,211

Conservative Allocation I		227	387

Balanced Allocation I		1,572	1,586

Growth Allocation I		1,250	1,243

Aggressive Allocation I		778	911

Money Market		—	—

Low-Duration Bond		27,434	15,692

Medium-Duration Bond		63,390	45,871

Extended-Duration Bond		—	—

Inflation Protected Bond		14,510	4,583

Global Bond		6,014	4,117

Flexible Income(1)		—	—

Defensive Market Strategies		974,876	1,097,202

Real Assets(1)		—	—

Equity Index		9,730	3,127

Real Estate Securities		563,678	302,210

64 | Statement of Additional Information

Aggregate Dollar Amount of Brokerage Commissions Paid
Fund	2014	2013	2012

Value Equity		552,942	466,455

Growth Equity		1,018,884	986,143

Small Cap Equity		824,392	653,694

International Equity		958,963	860,863

Emerging Markets Equity(2)		90,802	—

Global Natural Resources Equity(1)		362,652	—

(1)	Inception date was July 1, 2013.
(2)	Inception date was October 31, 2013.

During the fiscal years ended December 31, 2014,2013 and 2012 certain portfolio transactions for the Funds were executed through broker-dealers affiliated with the respective Fund’s Sub-Adviser or Adviser directing the applicable transactions as specified below. For the fiscal year ended December 31, 2014, the Fund did not execute trades through broker-dealers affiliated with the Sub-Adviser or Adviser.

			Aggregate Dollar Amount of Brokerage Commissions Paid
Fund	Broker-Dealer	Affiliate	2014	2013	2012
				—	—

As of the close of the fiscal period ended December 31, 2014, the Funds’ aggregate holdings of securities of their regular broker-dealers or their parent company were as follows:

Dollar Value of Securities Owned (000’s Omitted)
Money Market Fund
Credit Suisse Securities (USA) LLC	$
Goldman Sachs & Co.
Bank of Nova Scotia
Low-Duration Bond Fund
Goldman Sachs & Co.
Bank of America LLC
Credit Suisse (USA) Inc.
JPMorgan Chase & Co.
Morgan Stanley & Co., LLC
Barclays Bank PLC
Citigroup Global Markets, Inc.
UBS AG
Deutsche Bank Securities, Inc.
Macquarie Securities
Medium-Duration Bond Fund
Bank of America Securities LLC
Morgan Stanley
Credit Suisse Securities (USA) LLC
Goldman Sachs & Co.
JPMorgan Chase & Co.
Barclays Investments, Inc.
Citigroup Global Markets, Inc.
UBS Securities LLC
State Street Bank & Trust
Deutsche Bank Securities, Inc.
Extended-Duration Bond Fund
Bank of America LLC

GuideStone Funds | 65

Dollar Value of Securities Owned (000’s Omitted)
Citigroup Global Markets, Inc.
Barclays Bank PLC
JPMorgan Chase & Co.
Morgan Stanley & Co.
Goldman Sachs & Co.
Global Bond Fund
Bank of America Securities LLC
Citigroup Global Markets, Inc.
Credit Suisse (USA) INC.
Goldman Sachs & Co.
Morgan Stanley & Co., Inc.
Barclays Bank PLC
JPMorgan Chase & Co.
Defensive Market Strategies Fund
JPMorgan Chase & Co.
Goldman Sachs & Co.
Deutsche Bank Securities, Inc.
Citigroup Global Markets, Inc.
Value Equity Fund
JPMorgan Chase & Co.
Citigroup Global Securities, Inc.
Bank of America LLC
Goldman Sachs & Co.
Morgan Stanley & Co., Inc.
State Street Bank & Trust
Growth Equity Fund
JPMorgan Chase & Co.
Citigroup Global Markets, Inc.
Goldman Sachs & Co.
Small Cap Equity Fund
JPMorgan Chase & Co.
Bank of America Securities LLC
Citigroup Global Markets, Inc.
Goldman Sachs & Co.
Barclays Investments, Inc.
Morgan Stanley & Co., Inc.
Credit Suisse Securities (USA) LLC
State Street Bank & Trust
UBS AG
RBC Capital Markets, LLC
International Equity Fund
Credit Suisse Securities (USA) LLC
Deutsche Bank Securities, Inc.
Barclays Bank PLC
UBS AG
Macquarie Securities

66 | Statement of Additional Information

During the fiscal period ended December 31, 2014, the following Funds through an agreement or understanding with a broker, or through an internal allocation policy, directed brokerage transactions to the brokers specified below because of research services provided, as follows:

Name of Broker	Aggregate Dollar Amount of Transactions Directed	Aggregate Dollar Amount of Related Brokerage Commissions Paid
Defensive Market Strategies
Frank Russell Securities, Inc.	$	$
ConvergEx
Value Equity
Frank Russell Securities, Inc.
ConvergEx
Growth Equity
Frank Russell Securities, Inc.
ConvergEx
Small Cap Equity
Frank Russell Securities, Inc.
ConvergEx
International Equity
Frank Russell Securities, Inc.
ConvergEx
Global Natural Resources Equity
Frank Russell Securities, Inc.
ConvergEx

Codes of Ethics. The Trust, the Adviser and each of the Sub-Advisers have adopted codes of ethics addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.

Proxy Voting

The Trust endeavors to ensure that proxies relating to its portfolio securities are voted in the best interests of the Trust’s shareholders, and in a manner that is not in conflict with the moral and ethical posture of GuideStone Financial Resources.

The Trust has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by each Fund to the Adviser. Because the Adviser views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each portfolio to the applicable Sub-Adviser. The primary focus of the Trust’s proxy voting program, therefore, is to seek to ensure that the Sub-Advisers have adequate proxy voting policies and procedures in place and to monitor each Sub-Adviser’s proxy voting. The proxy voting policies and procedures adopted by the Adviser and each of the Sub-Advisers may be amended from time to time based on the Trust’s experience as well as changing environments, especially as new and/or differing laws and regulations are promulgated. Please refer to Appendix B of this SAI for a description of the policies and procedures adopted by the Adviser and each of the Sub-Advisers.

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available, without charge, upon request by calling 1-888-GS-FUNDS (1-888-473-8637), by visiting the Trust’s website at www.GuideStoneFunds.com or by visiting the SEC’s website at www.sec.gov.

GuideStone Funds | 67

Other Service Providers

Underwriter. Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312, serves as the Underwriter of each Fund’s shares pursuant to a Distribution Agreement (the “Agreement”). The Agreement was for an initial two year term and is renewable annually thereafter. The Agreement is terminable without penalty on 60 days’ written notice by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund or by the Underwriter. The Agreement will also terminate automatically in the event of its assignment. The Funds do not pay any fees to the Underwriter in its capacity as underwriter. The Underwriter may enter into agreements with affiliates of the Adviser in connection with distribution. The Underwriter has agreed to use efforts deemed appropriate by it to facilitate the distribution of the Funds’ shares, which are offered on a continuous basis.

Transfer Agency Services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), which has its principal business address at 760 Moore Road King of Prussia, PA 19406, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, BNY Mellon maintains records pertaining to the sale, redemption and transfer of Fund shares and distributes each Fund’s cash distributions to shareholders.

Administrative and Accounting Services. BNY Mellon, 301 Bellevue Parkway, Wilmington, DE 19809 also provides administrative and accounting services to the Funds. The services include certain accounting, clerical and bookkeeping services; assistance in the preparation of reports to shareholders; preparation for signature by an officer of the Trust of documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC and the securities laws of various states; arranging for the computation of data, including daily computation of NAV; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. BNY Mellon does not have any responsibility or authority for the management of the Funds or the determination of investment policy. In consideration of the services provided pursuant to the Administration and Accounting Services Agreement, BNY Mellon receives from each Fund a fee computed daily and paid monthly. For the fiscal years ended December 31, 2012, 2013 and 2014, BNY Mellon received $1,958,288, $2,188,027 and $[            ], respectively, after waivers from the Trust for its administrative and accounting services.

Custodian. The Northern Trust Company serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, The Northern Trust Company holds or arranges for the holding of all portfolio securities and other assets of the Funds in connection with the Custodian Agreement. It is located at 50 South La Salle Street, Chicago, IL 60675.

Independent Registered Public Accounting Firm. [            ] serves as the independent registered public accounting firm to the Trust.

Legal Counsel. The law firm of K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, serves as counsel to the Trust.

Counsel to Independent Trustees. The law firm of Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2415, serves as counsel to the Independent Trustees.

Shares of Beneficial Interest

The Trust’s trust instrument authorizes the issuance of an unlimited number of shares for each of the Funds and their Classes, and each share has a par value of $0.001 per share. There are no conversion or preemptive rights in connection with any shares. All issued shares will be fully paid and non-assessable and will be redeemable at NAV per share. Certificates certifying the ownership of shares will not be issued.

In accordance with the Trust’s trust instrument, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of the Trust. The Funds will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of the outstanding shares of the Trust.

The assets belonging to a Fund shall be held and accounted for separately from other assets of the Trust. Each share of a Fund represents an equal beneficial interest in the net assets of such Fund. Each Class of a Fund represents interests in the assets of that Fund and has identical voting, dividend, liquidation and other rights, except that expenses allocated to a Class will be borne by such Class. Expenses of the Trust which are not readily identifiable as belonging to a particular Fund or Class are allocated among all the Funds in a manner the Trustees believe to be fair and equitable.

The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new funds or classes and to issue an unlimited number of shares of beneficial interest of the Trust. The Trustees have authorized 31 Funds and two Classes of shares to be issued currently. The Trust offers the Institutional Class and Investor Class shares. Expenses borne by each Class differ because of the allocation of class-specific expenses. For example, shareholder service and distribution fees may vary from class to class. The relative impact of ongoing annual expenses will depend on the length of time a share is held.

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Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares will generally be voted by shareholders of the individual Fund or Class, except in the case of election or removal of Trustees, the amendment of the Trust’s trust instrument, when required by the 1940 Act or when the Trustees have determined that the matter affects the interests of more than one Fund or Class.
The Trust is not required to and does not currently intend to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Trustees or upon the written request of shareholders owning a majority of the outstanding shares of the Trust. Amendments and supplements to the Trust’s trust instrument may be made only by majority of the outstanding shares of the Trust. The Trust shall have perpetual existence. Only a majority of the outstanding shares of the Trust, and not an individual und, may approve the dissolution of a Fund or the Trust.

Shareholder Servicing Arrangements

The Board of Trustees adopted a Shareholder Service Plan for the Investor Class (“Service Plan”). Under its Service Plan, the Investor Class is authorized to pay service fees of 0.25% of average daily net assets. Service fees are paid to parties that provide service for and maintain shareholder accounts.

Pursuant to the Service Plan, each Fund may pay GuideStone Financial Resources and its affiliates for service activities and recordkeeping activities. Service activities include, but are not limited to, such services as answering shareholder inquiries and providing such other related personal services as the shareholder may request. Recordkeeping activities include, but are not limited to, such services as establishing and maintaining shareholder accounts and records, integrating periodic statements with other shareholder transactions and aggregating and processing purchase and redemption orders. Any “service fee” paid by a Fund, as that term is defined in subparagraph b(9) of Rule 2830 of the Conduct Rules of FINRA, shall not exceed 0.25% of the Fund’s average annual net assets.

The Funds may pay up to the entire amount of the shareholder service fee to GuideStone Financial Resources and its affiliates or to unaffiliated service providers who provide these services to the Funds.

Taxation

General

The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Code, the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. If you are investing in Fund shares through a tax-deferred account (such as a retirement plan account or an IRA (“Tax-Deferred Account”)), special tax rules apply. You should consult your own tax advisers with regard to the federal tax consequences to you of the purchase, ownership and disposition of Fund shares, as well as the tax consequences to you arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

Tax Character of Distributions. As described in the Prospectus, unless your investment is held in a Tax-Deferred Account, (1) dividends from net investment income and distributions from the excess of net short-term capital gain over net long-term capital loss and net gains from certain foreign currency transactions, if any (collectively, “dividends”), generally are taxable to you as ordinary income (except that a Fund’s dividends attributable to its “qualified dividend income” (“QDI”) generally are subject to federal income tax for individual and certain other non-corporate shareholders (each, a “non-corporate shareholder”) who satisfy certain restrictions with respect to their Fund shares at a maximum rate of 15% (20% for those shareholders with taxable income exceeding $406,750 or $457,600 if married filing jointly, which amounts will be adjusted for inflation annually), and (2) distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) (“capital gain distributions”) are taxable to you as long-term capital gains, at those rates for non-corporate shareholders, whether received in cash or reinvested in additional Fund shares.

A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations (“DRD”) (although dividends a corporate shareholder deducts are subject indirectly to the federal alternative minimum tax).

The eligible portion of any Fund dividend for purposes of the QDI rates may not exceed the aggregate dividends it receives from most domestic corporations and certain foreign corporations, whereas only dividends a Fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. Accordingly, a Fund’s distributions of interest income, net short-term capital gain and net foreign currency gains do not qualify for the reduced tax rate or the deduction. The Funds will inform you of the amount of your dividends and capital gain distributions when they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

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You should be aware that if you purchase Fund shares shortly before the record date for a dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. At any time, a Fund may distribute to you, as ordinary income or capital gain, an amount that exceeds your proportionate share of the actual amount of such income or gain earned or realized during the period of your investment in the Fund.

Redemption and Exchange of Fund Shares. As discussed in the Prospectus, unless your investment is held in a Tax-Deferred Account, redemptions (including those pursuant to exchanges) of Fund shares are taxable transactions. If you hold your shares as capital assets, the gain or loss that you realize will be capital gain or loss and will be long-term if you held your redeemed shares for more than one year. Any capital gain a non-corporate shareholder recognizes on a redemption of his or her Fund shares held for more than one year will qualify for the maximum tax rates referred to above. Any loss you realize on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions you received on those shares.

All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or capital gain distributions or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

A shareholder’s basis in shares of a Fund that he or she acquires after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Fund’s default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from redemptions of shares, each Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

Treatment as a Regulated Investment Company. Each Fund has elected to be a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”) and intends to continue to qualify for treatment as a RIC for its current taxable year. As a RIC, a Fund generally will pay no federal income tax on the net income and gains it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund for treatment as a RIC if the Board determines that course of action to be beneficial to shareholders. In such a case, or if a Fund otherwise fails to maintain that qualification for any taxable year – either (1) by failing to satisfy the distribution requirement applicable to RICs (“Distribution Requirement”), even if it satisfied the source-of-income and diversification requirements applicable thereto (“Income Requirement” and “Diversification Requirements,” respectively), or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable to, or determined not to, avail itself of Code provisions enacted as part of the Regulated Investment Company Modernization Act of 2010 that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements – then for federal tax purposes the Fund would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, for non-corporate shareholders, those dividends would be QDI subject to federal income tax at the 15% and 20% maximum rates described above), and those dividends would be eligible for the DRD. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Excise Tax. To avoid a nondeductible 4% federal excise tax (“Excise Tax”), a Fund must distribute to its shareholders by December 31 of each year at least the sum of the following amounts: 98% of its ordinary income earned during the calendar year, 98.2% of its capital gain net income earned during the twelve-month period ending October 31 in that year, plus 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay at least that sum through periodic distributions during each year and any balance in December (or to pay the balance in January under a rule that treats such distributions as received by you in December) to avoid the Excise Tax, but the Funds can give no assurance that their distributions will be sufficient to eliminate all taxes.

Backup Withholding. Each Fund must withhold and remit to the U.S. Treasury 28% of dividends and (except in the case of the Money Market Fund) capital gain distributions and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to you (“backup withholding”) if (1) you are a noncorporate shareholder and (2) you fail to furnish the Fund with your correct social security or other taxpayer identification number. Withholding at that rate also is required from a Fund’s dividends and (except for the Money Market Fund) capital gain distributions otherwise payable to you if you are such a shareholder and (a) the IRS notifies you or the Funds that you have failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect or (b) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.

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Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on your particular situation.

Tax Treatment of Fund Investments

Securities transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the identified cost of the securities lot sold with the net proceeds pursuant to applicable federal income tax rules.

Each Date Target Fund and Asset Allocation Fund and the Real Assets Fund (each, a “Fund-of-Funds”) invests predominantly in shares of the Select Funds. Accordingly, a Fund-of-Fund’s income will consist of distributions from Select Funds and net gains realized from the disposition of Select Fund shares. If a Select Fund continues to qualify for treatment as a RIC — as noted above, each Fund, including the Select Funds, intends to continue to do so for its current taxable year — (1) dividends paid to a Fund-of-Funds from the Select Fund’s investment company taxable income will be taxable to the Fund-of-Funds as ordinary income to the extent of the Select Fund’s earnings and profits and (2) distributions paid to a Fund-of-Funds from the Select Fund’s net capital gain will be taxable to the Fund-of-Funds as long-term capital gains, regardless of how long the Fund-of-Funds has held the Select Fund’s shares. (As noted above, a Fund-of-Funds will be able to avoid having to pay entity-level federal income tax on those distributions by distributing the amount thereof to its shareholders.) If a Fund-of-Funds purchases shares of a Select Fund within 30 days before or after redeeming other shares of that Select Fund at a loss (whether pursuant to a rebalancing of the Fund-of-Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund-of-Funds and instead will increase its basis in the newly purchased shares.

Market Discount. If a Fund purchases a debt security in the secondary market at a price lower than its stated redemption price, the difference is “market discount.” If the amount of market discount is more than de minimis, a Fund must include in its gross income a portion of the market discount as ordinary income (not capital gain) in each taxable year in which the Fund receives a principal payment on the security. In general, the amount of market discount that must be included is equal to the lesser of (1) the amount of market discount accrued during the year (plus any accrued market discount for prior taxable years not previously included in income) or (2) the amount of the principal payment(s) received during the year. Generally, market discount accrues on a daily basis for each day a Fund holds a debt security at a constant rate over the time remaining to the security’s maturity or, at the Fund’s election, at a constant yield to maturity that takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as interest income (not capital gain) to the extent of the accrued market discount.

Original Issue Discount and PIK Securities. Certain debt securities a Fund acquires may be originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund currently receives no cash on account of the original issue discount that accrues on a debt security in a given taxable year, that discount generally is treated for federal income tax purposes as interest that is includable in gross income in that year and, therefore, is subject to the Distribution Requirements. Similar treatment is required for “interest” on PIK securities paid in the form of additional securities rather than cash. A Fund may purchase some debt securities at a discount that exceeds the original issue discount on them, if any. This additional discount represents market discount for federal income tax purposes (see above).

Foreign Investments. Most foreign exchange gains and losses realized on the sale of debt securities generally are treated as ordinary income and loss by the Funds. These gains, when distributed, will be taxable to you as ordinary dividends (unless your investment is held in a Tax-Deferred Account), and any such losses will reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or reduce ordinary income distributions to you and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

The Funds may be subject to withholding or other taxes imposed by foreign countries on U.S. possessions (collectively, “foreign taxes”) on income from, and gains realized on, certain foreign securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the International Equity Fund’s, Emerging Markets Equity Fund’s or Global Natural Resources Equity Fund’s total assets at the end of a taxable year is invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes it paid. If the Fund makes this election, the year-end statement you receive will show more taxable dividends than it actually distributed to you, because you will be required to include in gross income, and treat as paid by you, your proportionate share of those taxes. However, you will be entitled to either deduct your share of those taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for that share against your federal income tax. (The exception, again, is a Tax-Deferred Account.) You will be provided with the information necessary to complete your individual income tax return if a Fund makes this election.

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Passive Foreign Investment Companies. Each Select Fund may invest in shares of foreign corporations that are “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for the taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the maximum federal income tax rates on non-corporate shareholders’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund likely would have to distribute to satisfy the Distribution Requirements and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to “mark-to-market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Hedging Strategies. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirements.

Some futures contracts, “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) and foreign currency options and forward contracts – except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement – in which a Fund invests may be subject to Code section 1256 (collectively, “section 1256 contracts”). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts may also be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.

Offsetting positions a Fund enters into or holds in any actively traded security, option, futures contract or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions that otherwise would constitute short-term capital losses be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it will be treated as

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having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium it received when it wrote the option is more or less than the underlying security’s basis.

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Registered Investment Companies that Invest in Commodities-Linked Investments. The Real Assets Fund may invest in certain registered investment companies that invest in commodities-linked investments. Those companies have been structured to be taxed as RICs, but if such a company were to lose its status as a RIC, it would be taxed as a regular corporation, which could have the effect of diminishing the returns of the Fund’s investment therein.

Tax-Deferred Accounts

Traditional IRAs. Certain shareholders may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of your earned income or $5,500 (increased by a “catch-up contribution” of $1,000 if you attain age 50 before the end of the year (“Catch-up Contribution”)). Notwithstanding the foregoing, a married shareholder who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $191,000 for 2014) is not affected by the spouse’s active participant status. In addition, if your spouse is not employed and you file a joint return, you may also establish a separate IRA for your spouse and contribute up to a total of $11,000 to the two IRAs, provided that neither contribution exceeds $5,500 (in each case, increased by a Catch-up Contribution of $1,000). If your employer’s plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Fund shares through nondeductible IRA contributions, up to certain limits, because all dividends and other distributions on your shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another qualified plan or certain other situations.

Roth IRAs. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $5,500 per taxable year (increased by a Catch-up Contribution of $1,000) to a Roth IRA (or to any combination of Roth and traditional IRAs). Certain distributions from traditional IRAs may be rolled over to a Roth IRA, and any of a shareholder’s traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Other Tax-Deferred Accounts

Section 403(b)(7) Arrangements (“TSAs”). Eligible investors in individual Section 403(b)(7) custodial accounts may purchase Investor Class shares of the Funds. GuideStone Trust Services, an affiliate of GuideStone Financial Resources and an affiliate of the Adviser, will serve as non-bank custodian of those accounts. To participate in a Section 403(b)(7) custodial account, your employer must have a service agreement with GuideStone Financial Resources. Section 403(b)(7) custodial accounts are subject to contribution limits applicable to TSAs.

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Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA and other qualified plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

Valuation of Shares

Each Fund’s shares are bought or sold at a price that is the Fund’s NAV per share. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund’s per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Because each Date Target Fund, Asset Allocation Fund and the Real Assets Fund invest in shares of mutual funds, the price of a Date Target Fund’s, a Asset Allocation Fund’s or the Real Asset Fund’s shares is based upon the NAVs of those shares of the underlying investments. In turn, the NAV per share of each mutual fund is based upon the values of the obligations, stocks and other investments held by the mutual fund. Therefore, the price of a Date Target Fund’s, an Asset Allocation Fund’s or the Real Asset Fund’s shares will fluctuate in relation to its asset allocation among the mutual funds and the value of the portfolio investments of the underlying investments.

The Funds value their portfolio securities and compute their NAVs per share on each day that the NYSE is open for trading, in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds’ methods for valuing their portfolio securities. As of the date of this SAI, the NYSE is open for trading every weekday except for the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When a holiday falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or subsequent Monday in observance of the holiday.

The Funds (except the Money Market Fund) each value portfolio securities listed on an exchange on the basis of the last sale price or official closing price prior to the time the valuation is made. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there has been no sale since the immediately previous valuation, then the official close price is used. Quotations are taken from the exchange where the security is primarily traded.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. The Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAVs. Because foreign markets may be open at different times than the NYSE, the value of Fund shares, particularly shares of the International Equity Fund, the Emerging Markets Equity Fund, the Global Natural Resources Equity Fund and the Bond Funds, may change on days when shareholders will not be able to buy or redeem Fund shares. When an occurrence subsequent to the time that a foreign security is valued is likely to have changed such value, then such foreign security will be valued at its fair value, as determined through procedures established by, or under the direction of, the Board of Trustees. In addition, foreign equity securities will be valued at fair values provided by FT Interactive Data on certain days determined upon movements in a broad-based index in relation to the close of a foreign market. Equity securities which are traded in the over-the-counter market only, but which are not included in the Nasdaq National Market System, will be valued at the last quoted bid price. To the extent available, valuations of portfolio securities (except those valued using amortized cost) will be provided by reliable independent pricing services.

Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities not currently quoted as indicated above will be valued through procedures established by, or under the direction of, the Board of Trustees.

If the price of a security obtained under a Fund’s valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board of Trustees believe accurately reflects fair value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.

74 | Statement of Additional Information

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life portfolio maturity of 120 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar-denominated eligible securities determined to be first tier securities that are (1) rated securities that have received a short-term rating from the designated NRSROs in the highest short-term rating category for debt obligations (within which there may be sub-categories or gradations indicating relative standing); (2) unrated securities that are of comparable quality to securities meeting the requirements of (1), as determined by the Adviser as the delegate of the Board of Trustees of the Trust; (3) securities issued by a registered investment company that is a money market fund; or (4) U.S. government securities.

Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the NAV of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations.

Portfolio Holdings Information

It is the Trust’s policy to protect the confidentially of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds. The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees.

In accordance with SEC regulatory requirements, each Fund files a complete schedule of its portfolio holdings on a quarterly basis within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. In addition, the Money Market Fund files a complete schedule of its portfolio holdings with the SEC on a monthly basis on Form N-MFP. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Each Fund generally discloses top ten portfolio holdings on a quarterly basis 20 business days after the end of the month or quarter. The Money Market Fund also publishes its complete schedule of portfolio holdings on a monthly basis on the Trust’s website at www.GuideStoneFunds.com. Certain Sub-Advisers retained by the Adviser to manage a portion of a Fund may require a more stringent lag time (i.e., longer than 15 days) before portfolio holdings information may be released and, in such cases, the Adviser adheres to the requirements of the Sub-Adviser. Top ten portfolio holdings are posted on the Trust’s website quarterly (“Fund Fact Sheets”) and complete portfolio holdings are available to all investors upon request.

Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds. This is not considered a legitimate business need for the information. If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest Annual or Semi-Annual report, in Forms N-CSR and N-Q filed with the SEC and on the Trust’s website.

Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:

(a)	The Adviser, Sub-Adviser and Sub-Adviser candidates for the Funds (and their access persons);

GuideStone Funds | 75

(b)	Administrator;

(c)	Fund Accountant;

(d)	Independent registered public accounting firm of the Funds;

(e)	Legal counsel for the Trust and to the Independent Trustees;

(f)	Custodian and sub-custodians of the Funds;

(g)	Ratings or ranking agencies;

(h)	Companies that provide analytical services to the Funds, the Adviser and Sub-Advisers;

(i)	Pricing services employed by the Funds;

(j)	Proxy voting services employed by the Funds;

(k)	Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds);

(l)	Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and,

(m)	Companies that provide other services that are deemed to be beneficial to the Funds.

The Funds may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to certain individuals or entities, provided that (1) the recipient is subject to a written confidentiality agreement; (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program; and (3) the recipient will not provide access to this information to third parties. In such cases, disclosure of the Funds’ portfolio holdings information may be made only with prior written approval of the Trust’s chief executive officer or its chief compliance officer.

The Trust’s chief compliance officer monitors for compliance with the foregoing policies. Any violations of these policies are reported to the Board of Trustees on a quarterly basis. The policies of the Funds’ Sub-Advisers are monitored by their respective compliance staff and any violations are required to be reported to the Funds’ chief compliance officer and the Board of Trustees. In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

Any conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser or any if its affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

Telephone Instructions

Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, they will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that the Funds or their service providers fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or their service providers may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with the Funds, GuideStone Financial Resources and BNY Mellon may be recorded.

Control Persons and Principal Holders of Securities

As of April 15, 2015, the following persons owned of record or were known by the Funds to own beneficially 5% or more of a Class of shares of a Fund. Persons are deemed to control a Fund when they own beneficially over 25% of the Fund’s outstanding shares. Principal holders are persons that own beneficially 5% or more of any Class of a Fund’s outstanding shares.

76 | Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

MyDestination 2005 Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2005 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2005 Fund Investor Class	GuideStone Financial Resources ER 403(b) Retirement Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2015 Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2015 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2015 Fund Investor Class	GuideStone Financial Resources ER 403(b) Retirement Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2025 Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2025 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2025 Fund Investor Class	GuideStone Financial Resources ER 403(b) Retirement Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2035 Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2035 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2035 Fund Investor Class	GuideStone Financial Resources ER 403(b) Retirement Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2045 Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

GuideStone Funds | 77

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

MyDestination 2045 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2045 Fund Investor Class	GuideStone Financial Resources ER 403(b) Retirement Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2055 Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2055 Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

MyDestination 2055 Fund Investor Class	GuideStone Financial Resources Operating Fund PO Box 2190 Dallas TX 75221-2190

MyDestination 2055 Fund Investor Class	GuideStone Financial Resources ER 403(b) Retirement Plan PO Box 2190 Dallas TX 75221-2190

Conservative Allocation Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Conservative Allocation Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Balanced Allocation Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Balanced Allocation Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Growth Allocation Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Growth Allocation Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Aggressive Allocation Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Aggressive Allocation Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Aggressive Allocation Fund Investor Class	GuideStone Financial Resources Operating Fund PO Box 2190 Dallas TX 75221-2190

Money Market Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

78 | Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Money Market Fund Investor Class	GuideStone Financial Resources Fixed Benefit Reserve Fund PO Box 2190 Dallas TX 75221-2190

Money Market Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Money Market Fund Investor Class	GuideStone Funds Money Market Liquidity Medium-Duration Bond Fund PO Box 2190 Dallas TX 75221-2190

Money Market Fund Investor Class	GuideStone Funds Money Market Liquidity International Equity Fund PO Box 2190 Dallas TX 75221-2190

Money Market Fund Investor Class	GuideStone Funds Money Market Liquidity Growth Equity Fund PO Box 2190 Dallas TX 75221-2190

Low-Duration Bond Fund Investor Class	GuideStone Funds Conservative Allocation Fund PO Box 2190 Dallas TX 75221-2190

Low-Duration Bond Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Low-Duration Bond Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Low-Duration Bond Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

Low-Duration Bond Fund Investor Class	GuideStone Funds MyDestination 2015 Fund PO Box 2190 Dallas TX 75221-2190

Low-Duration Bond Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Medium-Duration Bond Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Medium-Duration Bond Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

Medium-Duration Bond Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

GuideStone Funds | 79

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Medium-Duration Bond Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

Medium-Duration Bond Fund Investor Class	GuideStone Funds MyDestination 2015 Fund PO Box 2190 Dallas TX 75221-2190

Medium-Duration Bond Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Extended-Duration Bond Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Extended-Duration Bond Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Extended-Duration Bond Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Extended-Duration Bond Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

Extended-Duration Bond Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

Inflation Protected Bond Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Inflation Protected Bond Fund Investor Class	GuideStone Funds MyDestination 2015 Fund PO Box 2190 Dallas TX 75221-2190

Inflation Protected Bond Fund Investor Class	GuideStone Funds Conservative Allocation Fund PO Box 2190 Dallas TX 75221-2190

Inflation Protected Bond Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Inflation Protected Bond Fund Investor Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Inflation Protected Bond Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Inflation Protected Bond Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

80 | Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Global Bond Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Global Bond Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

Global Bond Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

Global Bond Fund Investor Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Global Bond Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Global Bond Fund Investor Class	GuideStone Funds MyDestination 2035 Fund PO Box 2190 Dallas TX 75221-2190

Global Bond Fund Investor Class	GuideStone Funds MyDestination 2015 Fund PO Box 2190 Dallas TX 75221-2190

Flexible Income Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Flexible Income Fund Investor Class	GuideStone Funds MyDestination 2015 Fund PO Box 2190 Dallas TX 75221-2190

Flexible Income Fund Investor Class	GuideStone Funds Conservative Allocation Fund PO Box 2190 Dallas TX 75221-2190

Flexible Income Fund Investor Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Flexible Income Fund Investor Class	GuideStone Financial Resources Restricted Insurance Reserves PO Box 2190 Dallas TX 75221-2190

Flexible Income Fund Investor Class	GuideStone Funds Real Assets Fund PO Box 2190 Dallas TX 75221-2190

Flexible Income Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

GuideStone Funds | 81

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Defensive Market Strategies Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Defensive Market Strategies Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

Defensive Market Strategies Fund Investor Class	GuideStone Funds MyDestination 2015 Fund PO Box 2190 Dallas TX 75221-2190

Defensive Market Strategies Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Defensive Market Strategies Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Defensive Market Strategies Fund Investor Class	GuideStone Funds Conservative Allocation Fund PO Box 2190 Dallas, TX 75221-2190

Real Assets Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Real Assets Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Real Assets Fund Investor Class	GuideStone Financial Resources Endowment Fund PO Box 2190 Dallas TX 75221-2190

Equity Index Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Equity Index Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Real Estate Securities Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Real Estate Securities Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Real Estate Securities Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Real Estate Securities Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

Real Estate Securities Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

82 | Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Value Equity Fund Investor Class	GuideStone Funds Aggressive Allocation Fund PO Box 2190 Dallas TX 75221-2190

Value Equity Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Value Equity Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

Value Equity Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Value Equity Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Value Equity Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

Value Equity Fund Investor Class	GuideStone Funds MyDestination 2035 Fund PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Investor Class	GuideStone Funds Aggressive Allocation Fund PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Investor Class	GuideStone Funds My Destination 2025 Fund PO Box 2190 Dallas TX 75221-2190

Small Cap Equity Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

Small Cap Equity Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

GuideStone Funds | 83

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Small Cap Equity Fund Investor Class	GuideStone Funds Aggressive Allocation Fund PO Box 2190 Dallas TX 75221-2190

Small Cap Equity Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

Small Cap Equity Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

International Equity Fund Investor Class	GuideStone Funds Aggressive Allocation Fund PO Box 2190 Dallas TX 75221-2190

International Equity Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

International Equity Fund Investor Class	GuideStone Church Retirement Plan PO Box 2190 Dallas TX 75221-2190

International Equity Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

International Equity Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

International Equity Fund Investor Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

International Equity Fund Investor Class	GuideStone Funds MyDestination 2035 Fund PO Box 2190 Dallas TX 75221-2190

International Equity Fund Investor Class	GuideStone Funds MyDestination 2045 Fund PO Box 2190 Dallas TX 75221-2190

Emerging Markets Equity Fund Investor Class	GuideStone Funds Aggressive Allocation Fund PO Box 2190 Dallas TX 75221-2190

Emerging Markets Equity Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

Emerging Markets Equity Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

84 | Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Emerging Markets Equity Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

Emerging Markets Equity Fund Investor Class	GuideStone Funds MyDestination 2035 Fund PO Box 2190 Dallas TX 75221-2190

Emerging Markets Equity Fund Investor Class	GuideStone Funds MyDestination 2045 Fund PO Box 2190 Dallas TX 75221-2190

Global Natural Resources Equity Fund Investor Class	GuideStone Funds Balanced Allocation Fund PO Box 2190 Dallas TX 75221-2190

Global Natural Resources Equity Fund Investor Class	GuideStone Funds Growth Allocation Fund PO Box 2190 Dallas TX 75221-2190

Global Natural Resources Equity Fund Investor Class	GuideStone Financial Resources Fixed Benefit Plan PO Box 2190 Dallas TX 75221-2190

Global Natural Resources Equity Fund Investor Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Global Natural Resources Equity Fund Investor Class	GuideStone Funds MyDestination 2025 Fund PO Box 2190 Dallas TX 75221-2190

Global Natural Resources Equity Fund Investor Class	GuideStone Funds Growth Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Global Natural Resources Equity Fund Investor Class	GuideStone Funds Conservative Allocation Fund PO Box 2190 Dallas TX 75221-2190

Conservative Allocation Fund I Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Conservative Allocation Fund I Institutional Class	GuideStone Financial Resources Baylor University Retirement Plan PO Box 2190 Dallas TX 75221-2190

Balanced Allocation Fund I Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Balanced Allocation Fund I Institutional Class	GuideStone Financial Resources Baylor University Retirement Plan PO Box 2190 Dallas TX 75221-2190

GuideStone Funds | 85

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Balanced Allocation Fund I Institutional Class	GuideStone Financial Resources Employer Asset Plan PO Box 2190 Dallas TX 75221-2190

Growth Allocation Fund I Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Growth Allocation Fund I Institutional Class	GuideStone Financial Resources Baylor University Retirement Plan PO Box 2190 Dallas TX 75221-2190

Aggressive Allocation Fund I Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Aggressive Allocation Fund I Institutional Class	GuideStone Financial Resources Baylor University Retirement Plan PO Box 2190 Dallas TX 75221-2190

Money Market Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Money Market Fund Institutional Class	In Touch Foundation Attn: Celia Gordon – Controller 3836 Dekalb Technology Parkway Atlanta, GA 30340-3604

Money Market Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Low-Duration Bond Fund Institutional Class	GuideStone Financial Resources Conservative Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Low-Duration Bond Fund Institutional Class	GuideStone Financial Resources Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Low-Duration Bond Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Low-Duration Bond Fund Institutional Class	GuideStone Funds Growth Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Medium-Duration Bond Fund Institutional Class	State Street Bank & Trust Company Trustee FBO Baylor Health Care Systems One Lincoln Street Boston MA 02111-2901

Medium-Duration Bond Fund Institutional Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Medium-Duration Bond Fund Institutional Class	GuideStone Funds Growth Allocation Fund I PO Box 2190 Dallas TX 75221-2190

86 | Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Medium-Duration Bond Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Medium-Duration Bond Fund Institutional Class	The Northern Trust Company Trustee FBO Samford University Pension Plan PO Box 92956 Chicago IL 60675-2956

Extended-Duration Bond Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Extended-Duration Bond Fund Institutional Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Extended-Duration Bond Fund Institutional Class	The Northern Trust Company Trustee FBO Samford University Pension Plan PO Box 2190 Dallas TX 75221-2190

Extended-Duration Bond Fund Institutional Class	GuideStone Funds Growth Allocation Fund I PO Box 92956 Chicago IL 60675-2956

Defensive Market Strategies Fund Institutional Class	GuideStone Financial Resources Fixed Benefit Plan PO Box 2190 Dallas TX 75221-2190

Defensive Market Strategies Fund Institutional Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Defensive Market Strategies Fund Institutional Class	GuideStone Financial Resources Restricted Insurance Reserves PO Box 2190 Dallas TX 75221-2190

Defensive Market Strategies Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Defensive Market Strategies Fund Institutional Class	GuideStone Funds Conservative Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Equity Index Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Equity Index Fund Institutional Class	Wells Fargo Bank NA FBO Campus Crusade for Christ International PO Box 1533 Minneapolis MN 55479

Equity Index Fund Institutional Class	Wells Fargo Bank NA FBO Wycliffe Associates Inc. PO Box 1533 Minneapolis MN 55480-1533

GuideStone Funds | 87

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Value Equity Fund Institutional Class	GuideStone Funds Aggressive Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Value Equity Fund Institutional Class	GuideStone Funds Growth Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Value Equity Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Value Equity Fund Institutional Class	State Street Bank & Trust Company Trustee FBO Baylor Health Care Systems One Lincoln Street Boston MA 02111-2901

Value Equity Fund Institutional Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Value Equity Fund Institutional Class	GuideStone Financial Resources Fixed Benefit Plan PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Institutional Class	GuideStone Funds Aggressive Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Institutional Class	GuideStone Funds Growth Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Institutional Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Institutional Class	GuideStone Financial Resources Fixed Benefit Plan PO Box 2190 Dallas TX 75221-2190

Growth Equity Fund Institutional Class	The Northern Trust Company Trustee FBO Samford University Pension Plan PO Box 92956 Chicago IL 60675-2956

Small Cap Equity Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

Small Cap Equity Fund Institutional Class	GuideStone Funds Aggressive Allocation Fund I PO Box 2190 Dallas TX 75221-2190

88 | Statement of Additional Information

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)

Small Cap Equity Fund Institutional Class	GuideStone Funds Growth Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Small Cap Equity Fund Institutional Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

International Equity Fund Institutional Class	GuideStone Funds Aggressive Allocation Fund I PO Box 2190 Dallas TX 75221-2190

International Equity Fund Institutional Class	GuideStone Funds Growth Allocation Fund I PO Box 2190 Dallas TX 75221-2190

International Equity Fund Institutional Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

International Equity Fund Institutional Class	GuideStone 403(b)(9) Employer Plan PO Box 2190 Dallas TX 75221-2190

International Equity Fund Institutional Class	The Northern Trust Company Trustee FBO Samford University Pension Plan PO Box 92956 Chicago IL 60675-2956

International Equity Fund Institutional Class	The Northern Trust Company Trustee FBO Church of the Nazarene Pension Plan 17001 Prarie Star Parkway Lenexa KS 66220-7900

Emerging Markets Equity Fund Institutional Class	GuideStone Funds Aggressive Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Emerging Markets Equity Fund Institutional Class	GuideStone Funds Growth Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Emerging Markets Equity Fund Institutional Class	GuideStone Funds Balanced Allocation Fund I PO Box 2190 Dallas TX 75221-2190

Emerging Markets Equity Fund Institutional Class	GuideStone Funds Fixed Benefit Fund PO Box 2190 Dallas TX 75221-2190

In accordance with the Trust’s trust instrument, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of the Trust. The Trust will refuse to accept any investment in any Fund that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of the outstanding shares of the Trust. GuideStone Financial Resources is a Texas non-profit corporation, of which the Southern Baptist Convention is the sole member.

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Calculation of Performance Data

The Funds may, from time to time, include their yield, effective yield, tax-equivalent yield, average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and redemptions in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is not annualized. The Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information. Performance is calculated separately for each Class of a Fund. Since each Class of shares has its own expenses and distributions, the performance for each Class over the same period will vary.

Financial Statements

The Funds’ Annual Report for the fiscal year ended December 31, 2014, has been filed with the SEC. The audited financial statements, including the notes thereto, in the Annual Report (the “Audited Financial Statements”) and the financial highlights in the Annual Report are incorporated by reference into this SAI. The Audited Financial Statements have been audited by the Funds’ independent registered public accounting firm, [                    ], whose report thereon also appears in the Annual Report and is incorporated herein by reference. The Audited Financial Statements and financial highlights in the Annual Report have been incorporated by reference in reliance upon such report given upon the authority of the firm as experts in accounting and auditing.

90 | Statement of Additional Information

Appendix A — Descriptions of Securities Ratings

A description of the rating policies of Moody’s Investors Services Inc. (“Moody’s”), Standard & Poor’s® (“S&P®”) and Fitch, Inc. (“Fitch”) with respect to bonds and commercial paper appears below.

Moody’s Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. The ratings address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P® Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations: a) likelihood of payment (capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation); b) nature of and provisions of the obligation; and c) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations or operating company and holding company obligations.)

AAA — An obligation rated “AAA” has the highest rating assigned by S&P®. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

GuideStone Funds | A-1

Obligations rated “BB”, “B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P® believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. An obligation assigned “NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P® does not rate a particular obligation as a matter of policy.

Fitch’s International Long-Term Issuer Credit Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies are generally assigned Issuer Default Ratings (“IDRs”). IDRs speak to an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although Fitch recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms. In aggregate, IDRs provide an ordinal ranking of issuers based on Fitch’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA — Highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB — Speculative. “BB” ratings indicate an elevated vulnerability to risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists, which supports the servicing of financial commitments.

A-2 | Statement of Additional Information

B — Highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk. Default of some kind appears probable.

C — Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a “C” category rating for an issuer include (i) the issuer has entered into a grace or cure period following non-payment of a material financial obligation; (ii) the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or (iii) Fitch otherwise believes a condition of “RD” or “D” to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD — Restricted default. “RD” ratings indicate an issuer, in Fitch’s opinion, has experienced an uncured payment default on a bond, loan or other material financial obligation but has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure and has not otherwise ceased business. This would include (i) the selective payment default on a specific class or currency of debt; (ii) the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation; (iii) the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or (iv) execution of a coercive debt exchange on one or more material financial obligations.

D — Default. “D” ratings indicate an issuer, in Fitch’s opinion, has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Note: The ratings may be modified by the addition of a plus (+) or minus (-) sign to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term IDR rating category or to long-term IDR categories below “B.”

Moody’s Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1 — Issuers (or supporting institutions) rated “Prime-1” (or “P-1”) have a superior ability to repay short-term debt obligations.

Prime-2 — Issuers (or supporting institutions) rated “Prime-2” (or “P-2”) have a strong ability to repay short-term debt obligations.

Prime-3 — Issuers (or supporting institutions) rated “Prime-3” (or “P-3”) have an acceptable ability to repay short-term obligations.

Not Prime — Issuers (or supporting institutions) rated “Not Prime” (or “NP”) do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

S&P® Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the United States, for example, this means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

GuideStone Funds | A-3

A-1 — A short-term obligation rated “A-1” is rated in the highest category by S&P®. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P® believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings: S&P® assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, “AAA/A-1+”). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, “SP-1+/A-1+”).

Fitch’s International Short-Term Issuer Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations and up to 36 months for obligations in U.S. public finance markets.

F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added plus sign (+) to denote any exceptionally strong credit feature.

F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C — High short-term default risk. Default is a real possibility.

RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D — Default. Indicates a broad-based default event for an entity or the default of a specific short-term obligation.

A-4 | Statement of Additional Information

Appendix B — Descriptions of Proxy Voting Procedures

The Trust is firmly committed to ensuring that proxies relating to the Trust’s portfolio securities are voted in the best financial interests of the Trust’s shareholders and in a manner that takes into consideration only those factors that may affect the value of the shareholders’ investments and does not subordinate the financial interests of the shareholders and the value of their investments to unrelated objectives. The Adviser is responsible for the selection and ongoing monitoring of the Sub-Advisers who provide the day-to-day portfolio management for each Fund. The Trust has delegated proxy voting responsibility to the Adviser. Because the Adviser views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each Fund to the applicable Sub-Adviser. In deciding to delegate this responsibility, the Board of Trustees reviewed and approved the policies and procedures adopted by the Adviser and the Sub-Advisers. The Adviser must periodically report to the Board of Trustees with respect to the Trust’s implementation of its proxy program.

Provided are summaries of the proxy voting policies and guidelines of the Adviser and each Sub-Adviser. These summaries are not an exhaustive list of all of the issues that may arise, nor can the Adviser or Sub-Advisers anticipate all future situations. Copies of each Sub-Adviser’s full proxy voting policy are available upon request.

GuideStone Capital Management, LLC (“Adviser”).  The Adviser’s policy is to administer proxy voting matters in a manner consistent with the best financial interest the Trust and its shareholders and in accordance with its fiduciary duties under the Investment Advisers Act of 1940, as amended, and other applicable laws and regulations. Typically, voting of proxies of individual securities is delegated to the respective Sub-Advisers retained to oversee and direct the investment of a portion of the Fund’s portfolio. Each Sub-Adviser has the fiduciary responsibility for voting the proxies in a manner that is in the best financial interest of the client.

In limited instances, the Adviser will appoint a third party proxy administrator (the “Proxy Administrator”) to be responsible that proxies for securities held by the Adviser in transition and/or not overseen by a Sub-Adviser will be voted by the Adviser in a manner that is consistent with the shareholders’ best financial interest if the shareholders choose not to exercise their voting authority upon notice. In such limited circumstances, the Adviser will generally vote in favor of proposals that (1) maintain or strengthen the shared interest of shareholders and management; (2) increase shareholder value; (3) maintain or increase shareholder influence over the issuer’s board of directors and management; and (4) maintain or increase the rights of shareholders. Proxy votes generally will be cast against proposals having the opposite effect.

The Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances. For purposes of identifying conflicts, the Adviser’s Proxy Administrator will rely on publicly available information about a company and its affiliates, and information about the company and its affiliates that is generally known by the Advisers’ employees or senior management.

In the event that the Proxy Administrator determines that the Adviser has a conflict of interest with respect to a proxy proposal, the Proxy Administrator shall determine whether the conflict is “material” to that proposal. The Proxy Administrator may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Administrator must conclude that the proposal is not directly related to the Adviser’s conflict with the issuer. If the Proxy Administrator determines that a conflict is not material, then he or she may vote the proxy in accordance with his or her recommendation.

If the Proxy Administrator determines that the Adviser has a material conflict of interest, then prior to voting on the proposal, the Proxy Administrator must do one of the following: (1) fully disclose the nature of the conflict to the client and obtain the client’s consent as to how the Adviser shall vote on the proposal; (2) contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party; or (3) vote on the proposal and detail how the Adviser’s material conflict did not influence the decision-making process. The Proxy Administrator may not address a material conflict by abstaining from voting, unless he or she has determined that abstaining from voting on the proposal is in the best interests of a client.

AJO, LP (“AJO”). AJO exercises proxy voting responsibilities on behalf of many of the firm’s clients pursuant to express or implied authorization in the client’s investment management agreement, though some clients retain this authority. Each client account is voted by the firm’s Proxy Manager, and AJO’s proxy voting is overseen by the firm’s Proxy Oversight Committee. AJO’s policies and procedures are designed to ensure proxies are voted in the best interests of clients, in accordance with AJO’s fiduciary duties and the requirements governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and of SEC Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

AJO has a quantitative approach to investment management, using publicly available data and a proprietary investment model. AJO’s quantitative model does not include subjective analysis of companies and their officers and directors; therefore, for detailed analyses of proxy issues, AJO relies primarily on one or more independent, third-party proxy voting services, and the firm generally votes

GuideStone Funds | B-1

proxies in accordance with the recommendations received from these services. Procedures are in place to ensure the advice AJO receives is impartial and is in the best interests of AJO clients. AJO votes each proxy individually. On rare occasions, AJO does not follow the third-party recommendation; however, the firm only votes against a recommendation when it is in the portfolio’s best interests to do so and when AJO has no material conflict of interest. AJO relies solely on the third-party recommendations in situations where the firm has a material conflict of interest. In some instances, AJO may abstain from voting a client proxy, particularly when the effect on the client’s economic interest or the value to the portfolio is insignificant or the cost of voting the proxy outweighs the benefit to the portfolio.

American Century Investment Management, Inc. (“American Century”).  American Century has been delegated the authority to vote proxies with respect to investments held in many of the accounts the firm manages. To satisfy the firm’s duty of loyalty, American Century casts proxy votes in a manner consistent with the best interest of clients and does not subrogate client interests to the firm’s own. To govern the activities in this area, American Century adopted Proxy Voting Guidelines (the “Guidelines”) that are designed to govern proxy voting in a manner consistent with the firm’s fiduciary obligations.

The Guidelines govern proxy voting for client accounts. While individual clients may “opt out” of proxy voting, preferring to vote proxies directly, many clients grant the American Century discretionary proxy voting authority. American Century’s implementation of proxy voting utilizes a combination of internal and external resources to enable the firm to vote efficiently the large numbers of proxy matters client portfolios receive. American Century’s client custodians and RiskMetrics Group, Inc. (“RMG”) exchange information on a regular basis to identify holdings for use in matching with known proxy solicitations. RMG system resources are then reviewed on a regular basis by the firm’ legal department personnel to determine the appropriate vote consistent with the Guidelines. Those in the legal department who administer the proxy voting process review RMG and other third-party analyses as well as American Century’s own Guidelines in determining the appropriate vote to be cast. The legal department personnel will then consult with appropriate portfolio managers on non-routine matters before casting the vote on behalf of clients. Votes are cast on RMG systems for recordkeeping purposes.

The Guidelines establish procedures for the voting of proxies in cases in which American Century may have a potential conflict of interest. Companies with which American Century has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for the firm’s clients. To ensure that such a conflict of interest does not affect proxy votes cast for the firm’s clients, American Century’s proxy voting personnel regularly catalog companies with whom the firm has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

American Century’s Proxy Voting Policies are subject to modification in certain circumstances and are reexamined from time to time. With respect to matters that do not fit within the categories stated in the Guidelines, American Century will exercise best judgment as a fiduciary to vote in the manner which will most enhance shareholder value. Case-by-case determinations will be made by American Century’s staff, which is overseen by the general counsel, in consultation with equity managers.

AQR Capital Management, LLC (“AQR”).  AQR’s proxy voting procedures are designed to reasonably ensure that proxies are voted in the clients’ best interest. AQR will generally vote proxies according to the proxy voting guidelines developed by ISS Governance Services (“ISS”) and adopted by AQR. ISS is an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Although ISS’s analyses are reviewed and considered in making a final voting decision, AQR will make the ultimate decision in a manner consistent with the clients’ best interests. As a matter of policy, the employees, officers or principals of AQR will not be influenced by outside sources whose interests conflict with the interests of clients.

In addition, the proxy voting policy discusses the process for handling a material conflict of interest between AQR and/or the firm’s employees and clients to ensure any material conflict is resolved in the best interest of the firm’s clients. A conflict of interest may exist, for example, if AQR has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the chief compliance officer (“CCO”) and otherwise remove him or herself from the proxy voting process. The CCO will review each item referred to by AQR’s investment professionals to determine if a conflict of interest exists and will draft a conflicts report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside AQR (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The conflicts report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

B-2 | Statement of Additional Information

Baillie Gifford Overseas Limited (“Baillie Gifford”).  Baillie Gifford endeavors to vote all proxies in all markets. However, it is difficult to vote in some overseas markets because of costly trading restrictions and share blocking, which means that the firm is unable to sell from the time that a vote is cast until the close of the company meeting. This is clearly a risk to clients, particularly if Baillie Gifford believes it is in the clients’ best interests to sell the shares. Therefore, Baillie Gifford will only vote in those markets where the firm considers the benefits of voting clients’ shares, such as approving a merger or acquisition, exceed the risks involved.

The Corporate Governance Team develops and administers the firm’s Global Corporate Governance Principles and Guidelines (the “Guidelines”). The Corporate Governance Team sits alongside the investment teams and is supported by personnel dedicated to the voting of proxies. In evaluating each proxy, the Corporate Governance Team follows the Guidelines. In addition, third party analysis, Baillie Gifford’s own research and discussions with company management are considered. If a proxy involves a non-routine matter, the Corporate Governance Team will consult with the appropriate investment team regarding the proposed vote. If a vote is cast contrary to the Guidelines, the reasons for the vote are documented.

The Corporate Governance Team is also responsible for monitoring possible material conflicts of interest with respect to proxy voting. Application of the Guidelines to vote proxies will in most instances adequately address any possible conflicts of interest. However, Baillie Gifford does not rigidly apply the Guidelines. For proxy votes that involve a potential conflict of interest, that are inconsistent with (or not covered by) the Guidelines but that are consistent with management’s recommendation, the Management Committee, which comprises five senior Baillie Gifford partners, will review the voting rationale, consider whether business relationships between Baillie Gifford and the company have influenced the proposed inconsistent vote and decide the course of action to be taken in the best interest of clients. The Management Committee’s decision and rationale are documented.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”).  BHMS has the responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting, and makes appropriate disclosures about the firm’s proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.

BHMS retains Glass Lewis and Co. (“Glass Lewis”), a proxy service provider, for corporate governance research and generally uses the proxy service provider’s policy recommendations unless a decision is made to override a specific issue. The director of equity operations, who serves as a proxy coordinator, will review each proxy for each company to ensure that all votes are in the best interest of the beneficial owners.

Proxy Oversight Committee

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BHMS’ Proxy Oversight Committee reviews and reevaluates the proxy service provider’s policies. Policy modifications and updates implemented by the proxy service provider will be reviewed by the Proxy Oversight Committee on an on-going basis to ensure that all proxy voting decisions are in the best interests of the beneficial owner.

•	The Proxy Oversight Committee includes three portfolio managers, four research analysts and two proxy coordinators. Research analysts participate based on industry coverage.

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All domestic ballots and research recommendations are reviewed by the proxy coordinator and referred to analysts, portfolio managers or members of the proxy committee if the Glass Lewis recommendations are against management.

Types of Accounts

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All Domestic Equity Accounts. The proxy coordinator reviews each proposal and evaluates the proxy service provider’s recommendations. If further research is required, the proxy coordinator will direct the proxy service provider’s research to the analyst following the security. For small cap portfolios, the portfolio managers will review and make the voting decision. Generally, proposals are voted in accordance with the proxy service provider’s recommendations unless BHMS overrides a specific issue. The proxy coordinator approves all voting decisions through the proxy service provider’s secure, proprietary, online system.

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International and Diversified Small Cap Value Accounts. All proxies are voted uniformly in accordance with the proxy service provider’s recommendations. The proxy service provider verifies that every whole vote is received, voted and recorded.

Conflicts of Interest

•	BHMS seeks to avoid conflicts of interest and proxies are voted uniformly in accordance with the Firm’s policies, including proxies of companies that are also clients.

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If a material conflict of interest exists, the proxy coordinators will determine whether it is appropriate to disclose the conflict with the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

GuideStone Funds | B-3

Policies and Procedures

The director of equity operations, who serves as a proxy coordinator, is responsible for implementing and monitoring BHMS’ proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures. The Proxy Oversight Committee conducts periodic reviews to monitor and ensure that the Firm’s policy is observed, implemented properly, and amended or updated, as appropriate.

•	BHMS sends a daily electronic transfer of stock positions to the proxy service provider.

•	The proxy service provider identifies accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.

•	New or controversial issues are presented to the Proxy Oversight Committee for evaluation.

•	BHMS sends a proxy report to clients at least annually (or as requested by client), listing the number of shares voted and disclosing how proxies were voted.

•	Voting records are retained on the network, which is backed up daily. The proxy service provider retains records for seven years.

•	BHMS’ guidelines addressing specific issues are available upon request by calling 214-665-1900 or by e-mailing: clientservices@barrowhanley.com.

•	The proxy coordinators retains the following proxy records in accordance with the SEC’s five-year retention requirement:

•	These policies and procedures and any amendments;

•	A record of each vote cast; and

•	Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision.

BlackRock Financial Management, Inc.  BlackRock, Inc. (“BlackRock”) carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which the firm has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which the firm has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of the firm’s independent business judgment and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

BlackRock maintains regional oversight committees (“Corporate Governance Committees”), which consists of senior BlackRock investment professionals. All the regional committees report to the Global Corporate Governance Committee, which is comprised of the chair and vice-chair of each regional committee. The committees review and approve amendments to BlackRock’s proxy voting guidelines (“Guidelines”) and grant authority to the global head of corporate governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads a team of dedicated BlackRock employees without sales responsibilities (“Corporate Governance Group”) to carry out engagement, voting and vote operations in a manner consistent with the committee’s mandate. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision. The committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as they deem appropriate. BlackRock’s Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global Corporate Governance Committee and the corporate governance function’s activities.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

B-4 | Statement of Additional Information

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. BlackRock is not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including, but not limited to, opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

BlackRock maintains policies and procedures that are designed to prevent undue influence on the firm’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to: (i) adopting a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Global Corporate Governance Group and, particularly, its activities with respect to voting in the relevant region of each committee’s jurisdiction; (ii) adopting Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context and reserving the right for the Corporate Governance Committee to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process; (iii) conducting a review by the Global Corporate Governance Committee, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures; (iv) maintaining a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities and, in addition, maintaining procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder; and (v) engaging, in certain instances, an independent fiduciary to vote proxies, or to provide BlackRock with instructions as to how to vote such proxies, as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law.

Brown Advisory, LLC (“Brown Advisory”).  Brown Advisory’s proxy voting policy (“Policy”) has been designed to ensure that the firm votes proxies in the best interest of clients so as to promote the long-term economic value of the underlying securities. To facilitate the proxy voting process, Brown Advisory has engaged Glass, Lewis & Co., LLC (“Glass Lewis”), an unbiased, unaffiliated, third-party proxy voting service, to provide proxy research and voting recommendations. In addition, the firm subscribes to Glass Lewis’ proxy vote management system, which provides a means to receive and vote proxies, as well as services for recordkeeping, auditing, reporting and disclosure regarding votes.

On a regular basis, Brown Advisory’s portfolio managers are supplied with a list of upcoming proxies issued for companies that are actively recommended by the firm. Except in situations identified as presenting material conflicts of interest, the portfolio manager who follows an issuer may make the final voting decision based on a variety of considerations, including his or her review of relevant materials, his or her knowledge of the company and Glass Lewis’ recommendations. In circumstances where the Brown Advisory’s portfolio managers do not provide a vote recommendation, proxies will be voted according to Glass Lewis’ recommendations, unless specific guidelines provided to Glass Lewis by the firm specify otherwise. Proxies are generally voted in accordance with Glass Lewis’ recommendations for all client types.

In keeping with the firm’s fiduciary obligations to clients, Brown Advisory considers each proxy voting proposal on its own merits and an independent determination is made based on the relevant facts and circumstances. Proxy proposals include a wide range of matters. The firm generally votes with management on routine matters and takes a more case-by-case approach regarding non-routine matters. For socially responsible investing clients, the firm follows Glass Lewis’ guidelines that focus on enhanced environmental, social and governance practices. For Taft-Hartley clients, the firm follows the Glass Lewis Taft-Hartley Guidelines. Although Glass Lewis’ guidelines are generally followed, Brown Advisory may depart from these guidelines when the firm deems such departure necessary in the best interest of the client.

GuideStone Funds | B-5

For actively recommended issuers domiciled outside the United States, Brown Advisory may follow Glass Lewis’ international proxy voting guidelines, including, in certain circumstances, country-specific guidelines.

A “conflict of interest” means any circumstance when Brown Advisory or one of the firm’s affiliates (including officers, directors and employees), or in the case where the firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does business with, receives compensation from or sits on the board of, a particular issuer or closely affiliated entity (including officers and directors thereof), and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted. For example, a perceived conflict of interest may exist if an employee of Brown Advisory serves as a director of an actively recommended issuer or if the firm is aware that a client serves as an officer or director of an actively recommended issuer. Conflicts of interest will be resolved in the best interest of the client. Brown Advisory will vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters and Immaterial Conflicts. Brown Advisory may vote proxies for routine matters, and for non-routine matters that are considered immaterial conflicts of interest, consistent with the firm’s Policy. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the firm’s decision-making in voting a proxy. Materiality determinations will be made by the chief compliance officer, in consultation with counsel, based upon an assessment of the particular facts and circumstances.

Material Conflicts and Non-Routine Matters. If Brown Advisory believes that (a) the firm has a material conflict; and (b) that the issue to be voted upon is non-routine or is not covered by the Policy, then to avoid any potential conflict of interest: (i) in the case of a Fund, the firm shall contact the Fund board for a review and determination; (ii) in the case of all other conflicts or potential conflicts, the firm may “echo vote” such shares, if possible, which means the firm will vote the shares in the same proportion as the vote of all other holders of the issuer’s shares; or (iii) in cases when echo voting is not possible, the firm may defer to Glass Lewis’ recommendations or confer with counsel to ensure that the proxy is voted in the best interest of the client.

If the aforementioned options would not ameliorate the conflict or potential conflict, then the firm may abstain from voting. In recognition of Brown Advisory’s fiduciary obligations, the firm generally endeavors to vote all proxies received. However, Brown Advisory may abstain from voting proxies in certain circumstances. For example, the firm may determine that abstaining from voting is appropriate if voting may be unduly burdensome or expensive or otherwise not in the best economic interest of the clients, such as (by example and without limitation) when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to effect a vote would be uneconomic relative to the value of the client’s investment in the issuer.

Columbus Circle Investors (“CCI”).  CCI generally exercises proxy voting authority for the firm’s clients, unless the client has retained proxy voting authority, in which case CCI will consult with such client regarding proxy voting decisions as requested. For those clients for whom CCI has undertaken to vote proxies, CCI has adopted standard voting parameters addressing the vast majority of proxy matters with which the firm is familiar and outsources the function of voting clients’ proxies in accordance with these parameters to Institutional Shareholder Services (“ISS”). CCI has adopted the following proxy voting parameters: (1) when voting on ballot items that are fairly common management sponsored initiatives (such as election of directors, approval of auditors, elimination of cumulative voting and preemptive rights, etc.) such items are generally, although not always, voted affirmatively; (2) when voting on items that have a potential substantive financial or best interest impact (such as elimination of other classes of stock and voting rights, stock purchase plans, reduction in supermajority vote requirements, etc.) such items are generally, although not always, voted affirmatively; and (3) when voting on items which have a potential substantive financial or best interest impact, certain items (such as capitalization changes, anti-takeover provisions, amendments to by-laws that would require super majority shareholder votes to pass or repeal certain provisions, etc.) are generally not voted in support of the proposed management initiative. With respect to shareholder proposals, the proxy voting parameters require a close examination of the relationship of the proposal to the best interest of shareholders. CCI has also adopted parameters for voting on shareholder proposals.

CCI delegates certain authority to ISS to determine whether extenuating circumstances are presented by a proxy vote that would require additional vote-specific analysis beyond the application of CCI’s voting parameters. If ISS makes such a determination, the matter is forwarded to the chief administrative officer and chief compliance officer for review. ISS will also present to CCI any specific matters not addressed within the standard voting parameters for consideration. The oversight of the CCI proxy voting policy is administered by the chief administrative officer and chief compliance officer.

CCI regularly reviews the firm’s proxy voting practices to determine whether any material conflicts of interest are present. In that regard, CCI will annually review business, financial and personal relationships to determine whether any conflicts of interest exist and will assess the impact of any such conflicts of interest. CCI’s clients include publicly traded companies in which clients’ assets may be invested. Proxies issued by these companies will be voted according to CCI’s general parameters, to eliminate the effect of any potential conflict of interest. In the event of a vote involving a conflict of interest that does not meet the specific voting parameters of CCI’s proxy voting guidelines or requires additional company specific decision-making, CCI will vote according to the voting recommendation of ISS. In the rare occurrence that ISS does not provide a recommendation, CCI may request client consent on the issue.

B-6 | Statement of Additional Information

Genesis Asset Managers, LLP and Genesis Investment Management, LLP (together, “Genesis”).  Unless otherwise directed in an investment management contract, Genesis considers proxy voting as part of the firm’s investment management duties and votes proxies in the best interests of the respective clients.

Genesis utilizes the proxy voting services of Institutional Shareholder Services (“ISS”) to provide notices of meetings, agendas, research materials and voting recommendations. Genesis also receives proxy statements and materials from the clients’ custodian banks. Genesis’ proxy voting team is responsible for reviewing and documenting information received from ISS and each custodian for each portfolio before presenting the information to the relevant member of the investment team. Details or queries may be referred to the appropriate Genesis country or sector specialists for input or to determine whether any voting issues presented affect the value of the securities held. Voting rights are then exercised in the manner deemed prudent and in the best interest of the client concerned. Genesis instructs ISS on how to vote, and ISS in turn liaises with the various custodians. Records are maintained as to the manner in which proxies are voted and are distributed to clients in accordance with their reporting requirements.

If a material conflict should arise between Genesis’ interests and those of the clients, Genesis’ policy is to advise the client of such conflict and obtain their consent to vote. However, as Genesis does not actively trade for its own account, the possibility of material conflicts is minimized.

Goldman Sachs Asset Management, L.P. (“GSAM”).  GSAM has adopted policies and procedures (the “Policy”) for the voting of proxies on behalf of client accounts for which GSAM has voting discretion, including the Medium-Duration Bond Fund. Under the Policy, the firm’s guiding principles in performing proxy voting are to make decisions that favor proposals that in GSAM’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. To implement these guiding principles for investments in publicly-traded equities, GSAM has developed customized proxy voting guidelines (the “Guidelines”) that are generally applied when voting on behalf of client accounts. The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. The Proxy Voting Policy, including the Guidelines, is reviewed periodically to ensure it continues to be consistent with the firm’s guiding principles.

GSAM has retained a third-party proxy voting service, currently Institutional Shareholder Services (the “Proxy Service”), to assist in the implementation and administration of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. The Proxy Service also prepares a written analysis and recommendation (a “Recommendation”) for each proxy vote that reflects the Proxy Service’s application of the Guidelines to particular proxy issues. While it is GSAM’s policy generally to follow the Guidelines and Recommendations from the Proxy Service, GSAM’s portfolio management teams (“Portfolio Management Teams”) may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following an “override” process. Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek to override that vote. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides regarding proxy voting, in addition to the Guidelines and Recommendations. GSAM may hire other service providers to replace or supplement the Proxy Service with respect to any of the services GSAM currently receives from the Proxy Service.

From time to time, GSAM may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts which can affect GSAM’s ability to vote such proxies, as well as the desirability of voting such proxies. Among other limits, federal, state, foreign regulatory restrictions or company-specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that GSAM can hold for clients and the nature of GSAM’s voting in such securities. GSAM’s ability to vote proxies may also be affected by, among other things: (i) late receipt of meeting notices; (ii) requirements to vote proxies in person: (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

GSAM has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that GSAM makes on behalf of advisory clients, including the client accounts, and to help ensure that such decisions are made in accordance with GSAM’s fiduciary obligations to clients. These policies and procedures include GSAM’s use of GSAM’s Guidelines, Recommendations from the Proxy Service, the override approval process previously discussed and the establishment of information barriers between GSAM and other businesses within Goldman Sachs. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of GSAM may have the effect of benefitting the interests of other clients or businesses of other divisions or units of Goldman Sachs and/or its affiliates.

GuideStone Funds | B-7

Client Directed Votes. GSAM’s clients who have delegated voting responsibility to GSAM with respect to their client accounts may from time to time contact their client representative if they would like to direct GSAM to vote in a particular solicitation. GSAM will use commercially reasonable efforts to vote according to the client’s request in these circumstances, but cannot provide assurances that such voting requests will be implemented.

Heitman Real Estate Securities LLC (“HRES”), Heitman International Real Estate Securities HK Limited (“HIRES HK”) and Heitman International Real Estate Securities GmbH(“HIRES GmbH”) (together, “Heitman”).  Heitman’s general policy with respect to all clients in which Heitman has authority to vote proxies is that such proxies will always be voted, or not voted, in all cases in the best interest of such clients. Heitman utilizes the services of an independent unaffiliated proxy firm, who is responsible for: notifying Heitman in advance of the shareholder meeting at which such proxies will be voted; providing the appropriate proxies to be voted; providing independent research on corporate governance, proxy and corporate responsibility issues; recommending actions with respect to proxies which are always deemed by the proxy firm to be in the best interests of the shareholders; and maintaining records of proxy statements received and votes cast.

Heitman will consider each corporate proxy statement on a case-by-case basis and may vote a proxy in a manner different from that recommended by the proxy firm when deemed appropriate. There may also be occasions when Heitman determines, contrary to the proxy voting firm voting’s recommendation for a particular proxy, that not voting such proxy may be more in the best interest of clients. The firm will generally vote with the proxy firm recommendations unless a client agreement specifies differently or Heitman’s Proxy Policies and Procedures Oversight Committee (the “Proxy Committee”) overturns the recommendations.

Heitman has established the Proxy Committee, consisting of one Senior Managing Director from a Heitman public securities investment adviser, the firm’s chief compliance officer and the special counsel of Heitman LLC. The Proxy Committee is responsible for (i) designing and reviewing from time to time the Proxy Voting Policies and Procedures (the “Policy”); and (ii) reviewing and addressing all instances where a portfolio manager determines to respond to an issue in a proxy in a manner inconsistent with the Policy and/or identifies actual or perceived potential conflicts of interests in the context of voting proxies.

The firm has delegated the voting of proxies to a representative of the U.S. based Heitman public securities investment adviser Operations group (“Operations”). As a general rule the Operations votes all proxies to which Heitman is entitled to vote. When a proxy is received, Operations will send a proxy analysis report to the portfolio manager within Heitman who is responsible for review of the company conducting the proxy. In reviewing the recommendations to determine how to respond to the proxy in the best interest of clients, the Heitman portfolio manager may consider information from various sources, including, without limitation, another Heitman portfolio manager or research analyst, management of the company conducting the proxy and shareholder groups, as well as the possibility of any actual or perceived potential conflicts of interest between Heitman and its clients with respect to such proxy. The portfolio manager will return his or her recommendation as to how to vote the proxy to Operations along with a description and explanation of any actual or perceived conflicts of interest between Heitman and its clients with respect to such proxy. Instances where the portfolio manager recommends responding to a particular proxy contrary to the proxy firm recommendation with respect to such proxy and/or perceives actual or potential conflict of interests are considered “exceptions”. These exceptions are promptly forwarded to the Proxy Committee, which will convene a meeting to review such exceptions and to confirm or overturn any of the recommendations made by the portfolio manager. Proxy Committee meetings may be conducted in person, via teleconference/videoconference or via e-mail. Regardless of the manner in which the Proxy Committee meeting has been conducted, Operations will participate and will document the actions of the Proxy Committee

Where potential conflicts of interest have been identified, the Proxy Committee will evaluate whether an actual or potential material conflict of interests exists and, if so, how it should be addressed in voting or not voting the particular proxy. In such connection, the Proxy Committee may decide (1) to independently determine that no material conflict of interest exists or will likely potentially exist, (2) to respond to such proxy in strict accordance with the recommendations of the proxy firm or (3) to take another course of action that, in the opinion of the Proxy Committee, adequately addresses the conflict of interests issue. At or following the Proxy Committee meeting, the Proxy Committee may confirm or overturn, in any case either in whole or in part, any recommendations made by the portfolio manager. The vote of a majority of the Proxy Committee shall be required to confirm any recommendations by the portfolio manager to vote any proxy contrary to the proxy firm recommendation as to how to vote that issue.

Wherever a Proxy Committee Report has been generated for a particular proxy, Operations will respond to the proxy in question in accordance with such Report. In cases other than those requiring a Proxy Committee meeting, Operations will respond to the proxy in accordance with the recommendations of the proxy firm except in instances where a client has advised a Heitman PS-IA in writing that particular proxies or proxies of a certain type should be responded to in a particular fashion, in which circumstance Operations will respond to the proxy in question in accordance with such advice. Upon request from any member of the Proxy Committee, Operations will prepare a Proxy Voting Summary for the Proxy Committee containing all of the proxy firm’s proxy vote recommendations that were overridden during the period requested and also highlighting any proxy issues that were identified as presenting actual and/or potential conflicts of interest and how they were addressed.

B-8 | Statement of Additional Information

Jackson Square Partners, LLC (“Jackson Square”).  Jackson Square provides investment advisory services to various types of clients such as registered and unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of institutional investors. Pursuant to the terms of an investment management agreement between Jackson Square and client or as a result of some other type of specific delegation by the client, Jackson Square is often given the authority and discretion to vote proxy statements relating to the underlying securities which are held on behalf of such client. Also, clients sometimes ask the firm to give voting advice on certain proxies without delegating full responsibility to Jackson Square to vote proxies on behalf of the client. Jackson Square has developed Proxy Voting Policies and Procedures (the “Procedures”) in order to ensure that Jackson Square votes proxies or gives proxy voting advice that is in the best interests of clients.

To help make sure that Jackson Square votes client proxies in accordance with the Procedures and in the best interests of clients, the firm has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing each adviser’s proxy voting process. The Committee consists of the following persons: chief compliance officer and representatives from the portfolio management team. The person(s) representing the portfolio management team on the Committee may change from time to time. The Committee will meet as necessary to help Jackson Square fulfill the firm’s duties to vote proxies for clients but, in any event, will meet at least quarterly to discuss various proxy voting issues.

One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. The Procedures are usually reviewed during the first quarter of the calendar year before the beginning of the “proxy voting season” and may also be reviewed at other times of the year, as necessary. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow Jackson Square to vote proxies in a manner consistent with the goals of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by Jackson Square. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, Jackson Square will vote proxies or give advice on voting proxies generally in accordance with such Procedures, although in certain cases, the portfolio management team may direct a particular proxy to be voted contrary to the Procedures if the portfolio management team believes that such a vote would better serve the client’s best interests.

In order to facilitate the actual process of voting proxies, Jackson Square has contracted with Institutional Shareholder Services (“ISS/RiskMetrics”). Both ISS/RiskMetrics and the client’s custodian monitor corporate events for Jackson Square. The firm gives an authorization and letter of instruction to the client’s custodian who then forwards proxy materials it receives to ISS/RiskMetrics so that ISS/RiskMetrics may vote the proxies. On approximately a monthly basis, Jackson Square will send ISS/RiskMetrics an updated list of client accounts and security holdings in those accounts, so that ISS/RiskMetrics can update its database and is aware of which proxies it will need to vote on behalf of Jackson Square’s clients. If needed, the Committee has access to these records.

After receiving the proxy statements, ISS/RiskMetrics will review the proxy issues and vote them in accordance with Jackson Square’s Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, ISS/RiskMetrics will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and in accordance with the parameters described in these Procedures generally and specifically with the Proxy Voting Guidelines (the “Guidelines”). If the Procedures do not address a particular proxy issue, ISS/RiskMetrics will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures. After a proxy has been voted, ISS/RiskMetrics will create a record of the vote in order to help Jackson Squares comply with the firm’s duties. If a client provides Jackson Square with its own recommendations on a given proxy vote, Jackson Square will forward the client’s recommendation to ISS/RiskMetrics who will vote the client’s proxy pursuant to the client’s recommendation.

The Committee is responsible for overseeing ISS/RiskMetrics’s proxy voting activities for Jackson Square’s clients and will attempt to ensure that ISS/RiskMetrics is voting proxies pursuant to the Procedures. As part of the Committee’s oversight of ISS/RiskMetrics, the Committee will periodically review ISS/RiskMetrics’s conflict of interest procedures and any other pertinent procedures or representations from ISS/ RiskMetrics in an attempt to ensure that ISS/RiskMetrics will make recommendations for voting proxies in an impartial manner and in the best interests of Jackson Square’s clients. There may be times when the firm believes that the best interests of the client will be better served if Jackson Square votes a proxy counter to ISS/RiskMetrics’s recommended vote on that proxy. In those cases, the Committee will generally review the research provided by ISS/RiskMetrics on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information gathered to determine how to vote on the issue in a manner which the Committee believes is consistent with Jackson Square’s Procedures and in the best interests of the client.

GuideStone Funds | B-9

Jackson Square will attempt to vote every proxy which the firm or its agents receive when a client has given Jackson Square the authority and direction to vote such proxies. However, there are situations in which Jackson Square may not be able to process a proxy. For example, the firm may not have sufficient time to process a vote because Jackson Square or its agents received a proxy statement in an untimely manner, or the firm may in certain situations be unable to vote a proxy in relation to a security that is on loan pursuant to a securities lending program. Use of a third party service, such as ISS/RiskMetrics, and relationships with multiple custodians can help mitigate a situation where Jackson Square is unable to vote a proxy.

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of Jackson Square may not be influenced by outside sources who have interests which conflict with the interests of Jackson Square’s clients when voting proxies for such clients. However, in order to ensure that Jackson Square votes proxies in the best interests of the client, the firm has established various systems to properly deal with a material conflict of interest.

Most of the proxies which Jackson Square receives on behalf of the firm’s clients are voted by ISS/RiskMetrics in accordance with these pre-determined, pre-approved Procedures. As stated previously, these Procedures are reviewed and approved by the Committee at least annually normally during the first quarter of the calendar year and at other necessary times. The Procedures are then utilized by ISS/RiskMetrics going forward to vote client proxies. The Committee approves the Procedures only after it has determined that the Procedures are designed to help Jackson Square vote proxies in a manner consistent with the goal of voting in the best interests of the firm’s clients. Because the majority of client proxies are voted by ISS/RiskMetrics pursuant to the predetermined Procedures, it normally will not be necessary for Jackson Square to make a real-time determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the firm from the proxy voting process.

In the limited instances where Jackson Square is considering voting a proxy contrary to ISS/RiskMetrics’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving Jackson Square or affiliated persons of Jackson Square. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in the Procedures. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with Jackson Square’s Procedures and in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with ISS/RiskMetrics’s original recommendation. Documentation of the reasons for voting contrary to ISS/RiskMetrics’s recommendation will generally be retained by Jackson Square.

Loomis, Sayles & Company, L.P. (“Loomis”).  Loomis uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis has voting authority. Loomis will generally follow the firm’s express policy unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis’ Proxy Committee has established these routine policies in what the Proxy Committee believes are the best investment interests of Loomis’ clients.

The specific responsibilities of the Proxy Committee include (1) developing, authorizing, implementing and updating the procedures, including an annual review of the procedures, existing voting guidelines and the proxy voting process in general; (2) oversight of the proxy voting process, including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration and consultation with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate; and (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Loomis has established several policies to ensure that proxy votes are voted in clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis votes in accordance with its pre-determined policies set forth in the procedures. Second, where these Procedures allow for discretion, Loomis will generally consider the recommendations of the Proxy Voting Services in making voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of the firm’s clients, then the Proxy Committee may use discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis may have; and (2) if any material conflict is found to exist, excluding anyone at Loomis who is subject to that conflict

B-10 | Statement of Additional Information

of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Marsico Capital Management, LLC (“Marsico”).  Marsico’s policy is to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which the firm has voting authority in the best interests of Marsico’s clients, as summarized here.

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Marsico’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under Marsico’s investment discipline, one of the qualities that Marsico generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because Marsico believes that the management teams of most companies the firm invests in generally seek to serve shareholder interests, Marsico believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

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In certain circumstances, Marsico’s vote-by-vote analysis of proxy proposals could lead the firm to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as Marsico may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, Marsico may, in the firm’s sole discretion, vote against a management or board recommendation (or abstain or take no action) based on analysis if such a vote appears consistent with the best interests of clients.

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Marsico may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that Marsico has decided to sell, proxies issued for securities that Marsico did not select for a client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, money market securities or other securities selected by clients or their representatives other than Marsico) or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney or holding requirements. Marsico may also abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive, or if Marsico may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable.

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In circumstances when there may be an apparent material conflict of interest between Marsico’s interests and clients’ interests in how proxies are voted (such as when Marsico knows that a proxy issuer is also a Marsico client), Marsico generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, by voting the proxies as recommended by an independent service provider or by abstaining or taking no action. In other cases, Marsico might use other procedures to resolve an apparent material conflict.

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Marsico may use an independent service provider to assist in voting proxies, keep voting records and disclose voting information to clients. Marsico’s Proxy Voting Policy and reports describing the voting of a client’s proxies are available to the client on request.

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Marsico seeks to ensure that, to the extent reasonably feasible, proxies for which Marsico receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under Marsico’s Proxy Voting Policy and Procedures. Marsico may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations or other factors beyond Marsico’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian or ballots for which Marsico does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations.

MFS Institutional Advisors, Inc. (“MFSI”).  Massachusetts Financial Services Company, MFSI, MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd. and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures (“MFS Proxy Voting Policies and Procedures”) with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

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MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from clients. These comments are carefully considered when MFS reviews these guidelines and revises them as appropriate.

The administration of the MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing or sales. The MFS Proxy Voting Committee:

•	Reviews the MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

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Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override the MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by the MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions); and

•	Considers special proxy issues as they may arise from time to time.

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or MFS subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of the firm’s investment management business, MFS believes that the potential for actual material conflict of interest issues is small. Nonetheless, precautions have been developed to assure that all proxy votes are cast in the best long-term economic interest of clients. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or an MFS subsidiary to influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with the MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding the MFS Proxy Voting Policies and Procedures; (ii) matters presented for vote are not governed by the MFS Proxy Voting Policies and Procedures; (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote; (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g., mergers and acquisitions); or (v) MFS evaluates a director nominee who also serves as a director of the MFS Funds (collectively, “Non-Standard Votes”), the MFS Proxy Voting Committee will follow these procedures:

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Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

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If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

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If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

B-12 | Statement of Additional Information

•

For all potential material conflicts of interest identified in the prior bullet, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

MFS, on behalf of the firm and certain clients (including the MFS Funds), has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services,(the “Proxy Administrator”), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions. Proxies are voted in accordance with the MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to the MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which the firm may take into account in deciding how to vote. MFS uses the research of the Proxy Administrator to identify (i) circumstances in which a board may have approved excessive executive compensation; (ii) environmental and social proposals that warrant further consideration; or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with the MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts and to minimize the potential that proxy solicitors, issuers or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues or shareholder proposals relating to environmental and social issues), a representative of the MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts. However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in the policies.

Mondrian Investment Partners Ltd. (“Mondrian”).  Mondrian will vote proxies on behalf of clients pursuant to the firm’s Proxy Voting Policies and Procedures (the “Procedures”). To help make sure that Mondrian votes client proxies in accordance with the Procedures and in the best interests of clients, it has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the proxy voting process. The Committee consists of the following Mondrian personnel (i) two investment staff; (ii) chief operating officer; and (iii) chief compliance officer. The Committee will meet as necessary to help Mondrian fulfill its duties to vote proxies for clients.

One of the main responsibilities of the Committee is to review and approve the Procedures on a yearly basis. The Procedures are usually reviewed during the first quarter of the calendar year before the beginning of the “proxy voting season” and may also be reviewed at other times of the year, as necessary. When reviewing the Procedures, the Committee looks to see if the Procedures are designed to allow Mondrian to vote proxies in a manner consistent with the goal of voting in the best interests of clients and maximizing the value of the underlying shares being voted on by Mondrian. The Committee will also review the Procedures to make sure that they comply with any new rules promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, Mondrian will vote proxies or give advice on voting proxies generally in accordance with such Procedures.

In order to facilitate the actual process of voting proxies Mondrian has contracted with an independent company, RiskMetrics Group, Inc. (“RMG”), to use its ISS Governance Services. Both RMG and the client’s custodian monitor corporate events for Mondrian. Mondrian gives an authorization and letter of instruction to the client’s custodian who then forwards proxy materials it receives to RMG so that RMG may vote the proxies. On approximately at least a monthly basis, Mondrian will send RMG an updated list of client accounts and security holdings in those accounts so that RMG can update its database and is aware of which proxies it will need to vote on behalf of Mondrian clients. If needed, the Committee has access to these records.

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Mondrian provides RMG with the Procedures to use to analyze proxy statements on behalf of Mondrian and its clients, and RMG is instructed to vote those proxy statements in accordance with the Procedures. After receiving the proxy statements, RMG will review the proxy issues and vote them in accordance with Mondrian’s Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, RMG will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted so that the proxy is voted in the best interests of the client and in accordance with the parameters described in the Procedures generally and specifically with the Proxy Voting Guidelines. If the Procedures do not address a particular proxy issue, RMG will similarly look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the client and pursuant to the spirit of the Procedures provided by Mondrian. After a proxy has been voted, RMG will create a record of the vote in order to help Mondrian comply with the firm’s duties. If a client provides Mondrian with its own proxy voting guidelines, Mondrian will generally forward the client’s guidelines to RMG who will create specific instructions for that client which Mondrian will follow in order to vote the client’s proxies pursuant to those guidelines.

The Committee is responsible for overseeing RMG proxy voting activities for Mondrian’s clients and will attempt to ensure that RMG is voting proxies pursuant to the Procedures. There may be times when Mondrian believes that the best interests of the client will be better served if it votes a proxy counter to a RMG recommended vote on that proxy. In those cases, the Committee will generally review the research provided by RMG on the particular issue, and it may also conduct its own research or solicit additional research from another third party on the issue. After gathering this information and possibly discussing the issue with other relevant parties, the Committee will use the information gathered to determine how to vote on the issue in a manner which the Committee believes is consistent with Mondrian’s Procedures and in the best interests of the client.

Mondrian will attempt to vote every proxy which it or its agents receive when a client has given it the authority and direction to vote such proxies. However, there are situations in which Mondrian may not be able to process a proxy. For example, Mondrian may not have sufficient time to process a vote because it or its agents received a proxy statement in an untimely manner. Use of a third party service, such as RMG, and relationships with multiple custodians help avoid situations where Mondrian is unable to vote a proxy.

As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of Mondrian may not be influenced by outside sources that have interests which conflict with the interests of Mondrian clients when voting proxies for such clients. Because the majority of client proxies are voted by RMG pursuant to the Procedures, Mondrian will not necessarily have to make real-time determinations as to how to vote a particular proxy, thereby largely eliminating conflicts of interest for Mondrian from the proxy voting process. In the limited instances where Mondrian is considering voting a proxy contrary to an RMG recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving Mondrian or affiliated persons of the firm. If there is no perceived conflict of interest, the Committee will then vote the proxy according to the process described in the Procedures. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the client. The Committee will then review the proxy voting materials and the recommendation provided by RMG and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and is in the best interests of the client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy, or they will be required to vote the proxy in accordance with the RMG original recommendation. Documentation of the reasons for voting contrary to the RMG recommendation will generally be retained by Mondrian.

Northern Trust Investments, Inc. (“NTI”).  NTI has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which NTI has voting discretion. Under the Proxy Voting Policy, shares are to be voted in the best interests of clients.

A Proxy Committee comprised of senior NTI investment and compliance officers has adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. NTI has retained an independent third party (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines.

The Proxy Guidelines provide that NTI will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that NTI will generally vote in favor of proposals to: (1) repeal existing classified boards and elect directors on an annual basis; (2) adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a policy); (3) lower supermajority shareholder vote requirements for charter and bylaw amendments; (4) lower supermajority shareholder vote requirements for mergers and other business combinations; (5) increase common share authorizations for a stock split; (6) implement a reverse stock split; and (7) approve an employee stock ownership plan or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans. The Proxy Guidelines also provide that NTI will generally vote against proposals to: (1) classify the board of directors; (2) require that poison pill plans be submitted for shareholder ratification; (3) adopt dual class exchange offers or dual class recapitalizations; (4) require a supermajority shareholder vote to approve mergers and other significant business combinations; (5) require a supermajority

B-14 | Statement of Additional Information

shareholder vote to approve charter and bylaw amendments; and (6) adopt certain social and environmental proposals deemed unwarranted by the company’s board of directors. In certain circumstances, the Proxy Guidelines provide that proxy proposals will be addressed on a case-by-case basis, including those regarding executive and director compensation plans, mergers and acquisitions, ratification of poison pill plans, a change in the company’s state of incorporation and an increase in authorized common stock.

Except as otherwise provided in the Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interests of clients. In exercising discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of the company’s management, the role of outside directors and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. For example, a particular proposal may be acceptable standing alone but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

NTI may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, NTI may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, NTI may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. NTI may also be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which NTI has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a fund. NTI seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including, without limitation, the following: (i) voting in accordance with the Proxy Guideline based recommendation of the Service Firm; (ii) voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; (iii) voting pursuant to client direction by seeking instructions from the board of trustees; or (iv) by voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which NTI does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

NTI may choose not to vote proxies in certain situations. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”). In circumstances in which the Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at NTI who review the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed previously to any such recommendation.

Pacific Investment Management Company LLC (“PIMCO”).  PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of fixed-income securities, including, but not limited to, plans of reorganization and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights (collectively, “proxies”) are exercised in the best interests of accounts.

With respect to the voting of proxies relating to equity securities, PIMCO has selected an unaffiliated third party proxy research and voting service (“Proxy Voting Service”), to assist the firm in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to PIMCO as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to a set of guidelines that have been approved by PIMCO. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Proxy Voting Service. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, PIMCO may determine to vote on the proposals directly.

With respect to the voting of proxies relating to fixed-income securities, PIMCO’s fixed income credit research group (the “Credit Research Group”) is responsible for researching and issuing recommendations for voting proxies. With respect to each proxy received, the Credit Research Group researches the financial implications of the proxy proposal and makes voting recommendations

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specific for each account that holds the related fixed-income security. PIMCO considers each proposal regarding a fixed-income security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. Upon the recommendation of the applicable portfolio managers, PIMCO may determine to override any recommendation made by the Credit Research Group. In the event that the Credit Research Group does not provide a recommendation with respect to a proposal, PIMCO may determine to vote the proposal directly.

PIMCO may determine not to vote a proxy for an equity or fixed-income security if: (1) the effect on the applicable account’s economic interests or the value of the portfolio holding is insignificant in relation to the account’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable account, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with the firm’s fiduciary obligations not to vote the proxy.

In the event that the Proxy Voting Service or the Credit Research Group, as applicable, does not provide a recommendation or the portfolio managers of a client account propose to override a recommendation by the Proxy Voting Service, or the Credit Research Group, as applicable, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the applicable account or among PIMCO-advised accounts. If no material conflict exists, the proxy will be voted according to the portfolio managers’ recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the applicable client account, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and a client account, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (the “Proxy Conflicts Committee”); or (ii) vote in accordance with protocols previously established by the Proxy Policy, the Proxy Conflicts Committee and/or other relevant procedures approved by PIMCO’s legal and compliance department with respect to specific types of conflicts. With respect to material conflicts of interest between one or more PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with each client account’s best interests if the conflict exists between client accounts managed by different portfolio managers.

PIMCO will supervise and periodically review the firm’s proxy voting activities and the implementation of the Proxy Policy.

Parametric Portfolio Associates LLC (“Parametric”).  Parametric acts as a discretionary investment adviser for various clients, which may include clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). While Parametric’s standard policy is to not vote proxies for clients, the firm’s authority to vote proxies or act with respect to other shareholder actions may be established through the delegation of discretionary authority under an investment advisory contract. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, in the investment management agreement or in a supplemental written communication, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, Parametric will vote all proxies and act on all other actions in a timely manner as part of the firm’s full discretionary authority over client assets in accordance with the proxy voting policies and procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings and class actions.

For proxies voted by Parametric, the firm receives proxies and votes them in a timely manner and in a manner consistent with the determination of the client’s best interests. Each proxy issue will be considered individually. Proxy voting may be different for different types of clients. Although many proxy proposals can be voted in accordance with established guidelines (the “Guidelines”), it is recognized that some proposals require special consideration which may dictate that an exception is made to the Guidelines.

Parametric will review all proxy proposals for conflicts of interest as part of the overall vote review process. Where a proxy proposal raises a material conflict between Parametric’s interests and a client’s interest, the firm will resolve such a conflict in one or more of the following manners: vote in accordance with the Guidelines; obtain consent of clients; and/or client directive to use an independent third party. To the extent that Parametric has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the firm will vote in accordance with the pre-determined voting policy. To the extent that Parametric has discretion to deviate from the Guidelines with respect to the proposal in question, the firm will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. If a client does not respond to such a conflict disclosure request or denies the request, Parametric will abstain from voting the securities held by the client’s account. Lastly, a client may, in writing, specifically direct Parametric to forward all proxy matters in which the firm has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation. When the independent third party’s recommendations are received on a timely basis, Parametric will vote all such proxies in accordance with the third party’s recommendation; whereas, if the third party’s recommendations are not received in a timely manner, Parametric will abstain from voting the securities held by that client’s account.

B-16 | Statement of Additional Information

Payden & Rygel.  Payden & Rygel expects to fulfill the firm’s fiduciary obligation to clients by monitoring events concerning the issuer of the security and then voting the proxies in a manner that is consistent with the best interests of that client and that does not subordinate the client’s interests to its own. To that end, Payden & Rygel has a Proxy Voting Committee to consider any issues related to proxy matters. Payden & Rygel considers all aspects of the issues presented by a proxy matter, and depending upon the particular client requirement, Payden & Rygel may vote differently for different clients on the same proxy issue.

To ensure that proxy votes are voted in the client’s best interest and unaffected by any conflict of interest that may exist, Payden & Rygel will vote on a proxy question that presents a material conflict of interest between the interests of a client and the interests of Payden & Rygel as follows: (i) if one of Payden & Rygel’s general proxy voting policies applies to the proxy issue in question, Payden & Rygel will vote the proxy in accordance with that policy (assuming that the policy in question furthers the interests of the client and not of Payden & Rygel); and (ii) if the general proxy voting policy does not further the interests of the client, Payden & Rygel will seek specific instructions from the client.

Payden & Rygel carefully considers all aspects of each issue as it relates to a company, and the firm works with Glass Lewis & Co.’s proxy research service, which provides additional, detailed information on issues to be voted upon.

Philadelphia International Advisors, L.P. (“PIA”).  PIA has responsibility to see that proxies are appropriately voted. PIA votes all proxies in accordance with the firm’s general proxy policy unless otherwise specifically instructed by the client in writing. PIA has retained Institutional Shareholder Services. (“ISS”), an independent third party proxy server, to provide fundamental research on proxies and subsequent recommendations. Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of PIA’s clients. ISS will inform PIA’s proxy administrator of any proxies that do not fall within the adopted guidelines.

PIA has developed a proxy policy to serve the collective interests of the firm’s clients, and accordingly, will generally vote pursuant to the policy when conflicts of interest arise. When there are proxy voting proposals that give rise to conflicts of interest, the proxy shall be voted consistent with the recommendations of ISS provided that PIA believes that such a vote is consistent with the best interests of clients.

RBC Global Asset Management (U.S.) Inc. (“RBC”).  RBC’s policies and procedures with respect to voting proxies have been designed to ensure that the firm is acting with the appropriate level of care, skill, prudence and diligence and votes the proxies of clients solely in their long-term best interests. RBC has engaged Taft-Hartley Advisory Service of ISS, an MCSI brand (“T-HAS”) as the firm’s primary proxy research and voting service. T-HAS’ analysis of proxy issues and the matters it takes into consideration in making voting recommendations are consistent with RBC’s belief that proxies should be voted in shareholders’ long-term interests. RBC has instructed T-HAS to execute all proxies in accordance with its recommendation unless instructed otherwise by the firm.

The engagement of T-HAS is not intended to be a delegation of RBC’s proxy voting responsibilities and does not relieve RBC of the firm’s fiduciary obligations to clients with respect to the voting of proxies. Accordingly, RBC retains the right to vote clients’ proxies in a manner that is different from what T-HAS recommends, where the firm believes that to do so would be in the client’s best interests and is not contrary to the terms of the investment management agreement.

RBC’s Proxy Committee (the “Committee”) includes the director of equities-U.S, appointed Committee chairperson, the chief compliance officer, the head of each equity team, the proxy administrator and alternate proxy administrator and such other RBC staff involved in the proxy voting process, as the other members of the Committee deem necessary or desirable. A Committee chairperson will be appointed to ensure that the Committee meets on an as needed basis and to provide oversight and supervision of the proxy voting process. The Committee shall meet at least annually and minutes of the meetings shall be recorded.

The Committee is responsible for establishing, monitoring and reviewing the RBC’s policies and guidelines with respect proxy voting, but does not generally consider the manner in which specific proxies are or have been voted. The Committee shall consider RBC’s fiduciary responsibility to all clients when addressing proxy issues.

The Committee will review the proxy voting policies and guidelines of ISS at least annually in order to ensure that those guidelines and policies continue to reflect what the firm believes to be in the best interests of clients and are consistent with RBC’s proxy voting guidelines. The Committee will also conduct an annual review of ISS’ specific voting recommendations for the previous year in order to ensure that the recommendations are consistent with ISS’ written policies and guidelines.

The chairperson, proxy administrator and the chief compliance officer (or any other members of the Committee) will conduct an annual review of ISS’ policies regarding the management of ISS conflicts of interest, which may include a meeting or telephone interview with appropriate staff of ISS. The results of this review will be recorded and presented to the other members of the Committee.

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Although RBC will normally accept ISS’ recommendations and vote clients’ proxies without any additional review or analysis, the Committee may, from time to time, direct that ISS’ recommendations with respect to particular types of proxy issues be reviewed on a case-by-case basis by one or more of the Committee’s members prior to submitting RBC’s voting instructions. The results of any such review will be recorded and presented to the Committee.

RREEF America L.L.C. (“RREEF”), Deutsche Investments Australia Limited (“DIAL”) and Deutsche Alternative Asset Management (Global) Limited (“DeAAM Global”) (together, “RREEF”).  RREEF follows the Deutsche Asset Management (“DeAM”) Global Proxy Voting Policy and Guidelines (the “Policy”). The Policy implements standards that are reasonably designed to ensure that proxies are voted in the best economic interest of clients. The Policy outlines the responsibilities of the Global Proxy Voting Sub-Committee (“GPVSC”), which oversees DeAM’s proxy voting activities. The Policy also provides standards to address conflicts of interest and improper influence in reference to proxy voting. The proxy voting policies set forth standards that are designed to ensure that material conflicts of interest are avoided and/or resolved in a manner consistent with DeAM’s fiduciary role and the best economic interests of clients. Generally, under normal circumstances, DeAM votes proxies in accordance with the firm’s pre-determined proxy voting guidelines. In the limited circumstances where the GPVSC evaluates and votes a particular proxy, the GPVSC shall vote those proxies in accordance with what GPVSC, in good faith, determines to be the best economic interests of clients. If DeAM determines, however, that a material conflict of interest exists with respect to a particular proxy that is being considered by the GPVSC, DeAM will either follow (i) the instructions obtained from affected clients, if time permits; or (ii) the recommendations of an independent third-party proxy voting specialist.

SailingStone Capital Partners LLC (“SailingStone”).  The guiding principle by which SailingStone votes on all matters submitted to security holders is to act in a manner consistent with the best interest of the firm’s clients, without subrogating the clients’ interests to those of SailingStone. SailingStone does not permit voting decisions to be influenced in any manner that is contrary to, dilutive of, this guiding principle. The firm’s policies and procedures are designed to ensure that material conflicts of interest on the part of SailingStone or its affliates do not affect voting decisions on behalf of the firm’s clients.

Certain aspects of the administration of the proxy voting policies and procedures are governed by a Proxy Policy Committee (the “Committee”), which is currently comprised of four members. The members of this Committee are SailingStone’s chief executive officer, general counsel and chief compliance officer and a member from outside counsel. The Committee meets to consider special votes, where a material conflict of interest has been identified, and at such other times as the chairman of the Committee shall determine. In addition, the Committee will hold regular meetings throughout the year.

SailingStone has retained a proxy service voting provider to vote proxies for the accounts of the firm’s advisory clients. SailingStone has adopted proxy voting guidelines that set forth how the firm plans to vote on specific matters presented for shareholder vote. The indicated vote in the proxy voting guidelines is the governing position on any matter specifically addressed by the proxy voting guidelines, and for any such matter, absent prior instructions to the contrary from SailingStone, the proxy voting service provider will automatically vote in accordance with the proxy voting guidelines. The Committee reviews the proxy voting guidelines at least once each calendar year and in connection with such review may recommend any changes to the proxy voting guidelines.

SailingStone reserves the right to override the proxy voting guidelines when it considers that such an override would be in the best interests of clients, taking into consideration all relevant facts and circumstances at the time of the vote. If it is determined that a material conflict of interest exists with respect to a relevant shareholder vote, the Committee will hold a special meeting to consider, as applicable, the following: a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material; data regarding client holdings in the relevant issue; information pertinent to the decision by the chief compliance officer or the Committee as the presence of a material conflict of interest, together with relevant materials; the vote indicated by the proxy voting guidelines, together with relevant information provided by the proxy voting service provider; and the rationale for the request for an override of the proxy voting guidelines, together with all relevant information, as provided by the chief compliance officer, portfolio manager or analyst, as the case may be. After review, the Committee will arrive at a decision based on the guiding principle of acting in a manner consistent with the best interest of SailingStone’s clients. The Committee may vote to authorize an override of the proxy voting guidelines with respect to such a vote, notwithstanding the presence of a material conflict of interest, only if the Committee determines that such an override would be in the best interests of the clients in question.

Sands Capital Management, LLC (“Sands”).  Sands’ policies and procedures are designed to ensure that Sands is administering proxy voting matters in a manner consistent with the best interests of client and with the firm’s fiduciary duties under applicable law. Sands seeks to discharge the firm’s fiduciary duty to clients for whom Sands has proxy voting authority by monitoring corporate events and voting proxies solely in the best interests of clients. Sands believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, Sands will vote on most issues presented in accordance with the company’s management, unless Sands determines that voting in accordance with the company’s management recommendation would adversely affect the investment merits of owning the stock. However, Sands will consider each issue on its own merits and will not support the position of the company’s management in any situation where, in Sands’ judgment, the recommendation would not be in the best interests of the client to do so.

B-18 | Statement of Additional Information

Sands has established a Proxy Committee that is responsible for (i) the oversight and administration of proxy voting on behalf of Sands’ clients, including developing, authorizing, implementing and updating Sands’ proxy voting policies and procedures; (ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third party service provider as voting agent to receive proxy statements and/or to provide information, research and other services intended to facilitate the proxy voting decisions made by Sands. The Proxy Committee has established guidelines that are applied generally and not absolutely, such that Sands’ evaluation of each proposal will be performed in the context of the guidelines giving appropriate consideration to the circumstances of the company whose proxy is being voted. In evaluating a proxy proposal, an analyst may consider information from many sources, including management of the company, shareholder groups and independent proxy research services.

Generally, Sands will vote against proposals to eliminate cumulative voting. Sands will vote on a case-by-case basis mergers, acquisitions, corporate restructurings, spin-offs, proposals to increase the number of shares of common stock authorized for issue, executive and director compensation plans (including stock option plans) and social issues with a view toward promoting good corporate citizenship.

When a Sands client participates in a securities lending program, Sands will not be able to vote the proxy of the shares out on loan. Sands will generally not seek to recall for voting the client shares on loan. However, under rare circumstances, for voting issues that may have a particularly significant impact on the investment, Sands may request a client to recall securities that are on loan if it is determined that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities. The research analyst who is responsible for voting the proxy will notify the Proxy Committee in the event he/she believes a recall of loaned securities is necessary. In determining whether a recall of a security is warranted (“Significant Event”), Sands will take into consideration whether the benefit of the vote would be in the client’s best interest despite the costs and the lost revenue to the client and the administrative burden of retrieving the securities. Sands may utilize third-party service providers to assist it in identifying and evaluating whether an event constitutes a Significant Event. The Proxy Committee will review the proxy proposals that have been determined to be Significant Events from time to time and will adjust the foregoing standard as it deems necessary.

For purposes of identifying conflicts, the Proxy Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by Sands’ employees and other information known by a member of the Proxy Committee. The Proxy Voting Committee may determine that Sands has a conflict of interest as a result of the following: (1) significant business relationship which may create an incentive for Sands to vote in favor of management; (2) significant personal or family relationships, meaning those that would be reasonably likely to influence how Sands votes the proxy; and (3) contact with Proxy Committee members for the purpose of influencing how a proxy is to be voted.

In the event that the Proxy Committee determines that Sands has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine whether the conflict is “material” to that proposal. The Proxy Committee may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to Sands’ conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then Sands may vote the proxy in accordance with the recommendation of the analyst. In the event that the Proxy Committee determines that Sands has a material conflict of interest with respect to a proxy proposal, Sands will vote on the proposal in accordance with the determination of the Proxy Committee. Alternatively, prior to voting on the proposal, Sands may (i) contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party; or (ii) with respect to client accounts that are not subject to ERISA, fully disclose the nature of the conflict to the client and obtain the client’s consent as to how Sands will vote on the proposal. Sands may not address a material conflict of interest by abstaining from voting, unless the Proxy Committee has determined that abstaining from voting on the proposal is in the best interests of clients.

Shenkman Capital Management, Inc. (“Shenkman”). When Shenkman has discretion to vote the proxies of clients, the firm will vote those proxies in the best interest of clients and in accordance with the Proxy Voting Policy and Procedures.

Shenkman will review the securities held in the firm’s discretionary client accounts on a regular basis to confirm that copies of all proxy solicitation materials concerning such securities were received. Shenkman will vote all proxies on behalf of discretionary client accounts after carefully considering all proxy solicitation materials and other information and facts the firm deems relevant. A portfolio manager will make all voting decisions on behalf of a discretionary client account based solely on his/her determination of the best interests of that account. The portfolio manager will send his/her decision on how Shenkman will vote a proxy to the firm’s Portfolio Administration Department, which will be responsible for making sure the proxy has been completed and returned to the issuer and/or the custodian in a timely and appropriate manner. Shenkman will use reasonable efforts to respond to each proxy solicitation by the deadline for such response.

Shenkman’s general counsel shall monitor the firm’s processing of proxy statements to assure that all proxy statements are handled and processed in accordance with the Proxy Voting Policy and Procedures. The general counsel will designate one or more team members of the firm to be responsible for ensuring that all proxy statements are received and that Shenkman responds to them in a timely manner.

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Shenkman will review all proxy solicitation materials the firm receives concerning securities held in a discretionary client account. Shenkman will evaluate all such information and may seek additional information from the party soliciting the proxy and independent corroboration of such information when appropriate and when reasonably available. In the absence of specific voting guidelines from a client, Shenkman will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Shenkman believes that voting proxies in accordance with the firm’s guidelines is in the best interests of clients.

Due to the size and nature of Shenkman’s operations and the firm’s limited affiliations in the securities industry, Shenkman does not expect that material conflicts of interest will arise between the firm and a discretionary client account over proxy voting. Shenkman recognizes, however, that such conflicts may arise from time to time, such as, for example, when Shenkman or one of the firm’s affiliates has a business arrangement that could be affected by the outcome of a proxy vote or has a personal or business relationship with a person seeking appointment or reappointment as a director of a company. If a material conflict of interest arises, Shenkman will determine whether voting in accordance with the voting guidelines is in the best interests of the client. Under no circumstances will Shenkman place the firm’s own interests ahead of the interests of discretionary client accounts in voting proxies.

If Shenkman determines that the Proxy Voting Policy and Procedures do not adequately address a material conflict of interest related to a proxy, Shenkman will provide the affected client with copies of all proxy solicitation materials received by the firm with respect to that proxy, notify that client of the actual or potential conflict of interest, and of Shenkman’s intended response to the proxy request (which response will be in accordance with the Proxy Voting Policy and Procedures), and request that the client consent to Shenkman’s intended response. If the client consents to the firm’s intended response or fails to respond to the notice within a reasonable period of time specified in the notice, Shenkman will vote the proxy as described in the notice. If the client objects to the firm’s intended response, Shenkman will vote the proxy as directed by the client.

Schroder Investment Management North America Inc. (“SIMNA”). SIMNA acts as a discretionary investment adviser and sub-adviser for various clients. SIMNA’s authority to vote proxies is established through its investment advisory agreements or other written instructions from clients. The Schroders Proxy Committee reviews all proxy votes and sets proxy policy.

When SIMNA is required to vote a proxy, SIMNA’s utmost concern is that all decisions be made solely in the best interest of the client. SIMNA acts in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account. After receiving a proxy, SIMNA obtains information relevant to voting the proxy. SIMNA evaluates each proxy and votes in a way that the firm believes is in the best interest of the client. Prior to voting a proxy, SIMNA attempts to identify any material conflicts of interest that might exist with respect to a given proxy. If a material conflict of interest is identified, SIMNA determines how such conflict of interest should be addressed and fully discloses the conflict of interest to the affected client. If a material conflict of interest cannot be resolved and the client does not wish to independently vote or direct the vote of such proxy, SIMNA will use an independent third party to vote the proxy in the client’s best interest.

Snow Capital Management L.P. (“Snow”). When delegated authority, Snow votes all proxies relating to the securities held within those client accounts managed by the firm. Snow’s primary objective when voting proxies is to make voting decisions in a method that the firm believes is most likely to increase the value of the securities within the portfolio. Snow has adopted procedures and policies formulated to ensure that the firm considers the client’s interests, and not Snow’s interests, when voting proxies and that any material conflicts that may arise are properly addressed and resolved. The firm utilizes a third party proxy voting service, which includes electronic voting services and research. In addition, Snow conducts its own proxy research by reading proxies and proposals for each security while using third party research as a guide.

TCW Asset Management Company (“TCW”). Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of clients’ holdings. In order to carry out fiduciary responsibilities in the voting of proxies for clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted proxy voting guidelines and procedures (the “Guidelines”).

The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. An Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances involving potential conflicts of interest, an Outside Service may also be requested to help decide certain proxy votes. The Proxy Committee shall periodically review and evaluate the voting recommendations of such Outside Service to ensure that recommendations are consistent

B-20 | Statement of Additional Information

with CW’s clients’ best interests. In certain limited circumstances, particularly in the area of structured financing, TCW may enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations. In the event that TCW inadvertently receives any proxy materials on behalf of a client that has retained proxy voting responsibility, and where it is reasonably feasible for TCW to determine the identity of the client, TCW will promptly forward such materials to the client.

As a matter of firm policy, TCW does not disclose to unaffiliated third parties how the firm expects to vote on upcoming proxies and does not disclose the way the firm voted proxies without a legitimate need to know such information.

Philosophy. When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. Generally, proposals will be voted in accordance with the Guidelines and any applicable guidelines provided by TCW’s clients. TCW’s underlying philosophy, however, is that the firm’s portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee and an Outside Service.

Proxy Voting Overrides. Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to abstain on a vote will provide a written rationale for doing so and that rationale will be in the vote notes of the proxy when it is voted. A portfolio manager choosing to override the Guidelines must deliver a written rationale for each such decision to TCW’s Proxy Specialist (the “Proxy Specialist”), who will maintain such documentation in TCW’s proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager’s vote, he/she will obtain the approval of TCW’s director of research (the “Director of Research”) for the vote before submitting it. The Director of Research will review the portfolio manager’s vote and make a determination. If the Director of Research believes the vote is appropriate, he/she may elect to convene the Proxy Committee for independent consideration as to how the vote should be cast.

Conflicts of Interest. In the event a potential conflict of interest arises in the context of voting proxies for TCW’s clients, the primary means by which TCW will avoid a conflict is by casting such votes solely according to the Guidelines and any applicable guidelines provided by TCW’s clients If a potential conflict of interest arises and there is no predetermined vote, or the Guidelines (or any applicable TCW client guidelines) themselves refer such vote to the portfolio manager for decision, or the portfolio manager would like to override a predetermined vote, then TCW will undertake the following analysis.

Where the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Specialist will determine whether such relationship may be deemed not to be material to TCW based on the level of assets under management and other relevant facts and circumstances. Where the relationship is deemed material, TCW will refrain completely from exercising discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Where an employee of TCW sits on the board of a public company, the Proxy Specialist will determine whether such board member is the portfolio manager for the account holding the security, or whether the board member has spoken with the portfolio managers for the account holding the security. If either the particular board member is the portfolio manager or there has been communication concerning such proxy vote between the portfolio manager and the particular board member, then the Proxy Specialist will provide the Proxy Committee with the facts and vote rationale so that the Proxy Committee can determine and vote the securities.

Where the issuer is an affiliate of TCW, TCW will refrain completely from exercising discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an Outside Service for independent consideration as to how the vote should be cast.

Where any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

Proxy Voting Information and Recordkeeping. Upon request to the Proxy Specialist, TCW provides proxy voting records to clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations.

TCW or an Outside Service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an Outside Service, that Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy

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voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision, including proxy overrides delivered to the Proxy Specialist and decisions of the Proxy Committee. Additionally, TCW or an Outside Service will maintain any documentation related to an identified material conflict of interest.

TimesSquare Capital Management, LLC (“TSCM”).  TSCM may exercise voting authority for certain clients. TSCM has written policies and procedures with respect to the voting of proxies that are reasonably designed to ensure that TSCM votes proxies in the best interests of clients and that such votes are properly and timely exercised. Such policies include voting guidelines, which assist in evaluating proxy proposals, and procedures for dealing with conflicts of interest that may arise between the interests of TSCM, including the firm’s affiliates, and clients. TSCM will vote for proposals the firm believes will maximize shareholder value over the long-term and vote against proposals that are judged to have a material adverse impact on shareholder value or reduce shareholder rights. In exercising voting authority, TSCM considers the firm’s own research and the proxy research of an independent proxy agent. TSCM also utilizes an independent proxy agent to perform certain proxy administrative services, including monitoring positions for upcoming votes, obtaining proxies, voting proxies in accordance with TSCM’s authorization and recording proxy votes.

Van Eck Associates Corporation (“Van Eck”).  Van Eck intends to vote all proxies in accordance with applicable rules and regulations and in the best interests of clients without influence by real or apparent conflicts of interest. To assist in the firm’s responsibility for voting proxies and the overall voting process, Van Eck has engaged an independent third party proxy voting specialist, Glass Lewis & Co., LLC (“Glass Lewis”). The services provided by Glass Lewis include in-depth research, global issuer analysis and voting recommendations as well as vote execution, reporting and recordkeeping.

Van Eck has reviewed the Glass Lewis Proxy Guidelines (the “Guidelines”) and has determined that the Guidelines are consistent with Van Eck’s proxy voting responsibilities and the firm’s fiduciary duty with respect to clients. Van Eck will review any material amendments to the Guidelines.

While it is Van Eck’s policy to generally follow the Guidelines, the firm retains the right, on any specific proxy, to vote differently from the Guidelines, if Van Eck believes it is in the best interests of clients. Any such exceptions will be documented by Van Eck and reviewed by the chief compliance officer.

The portfolio manager or analyst covering the security is responsible for making proxy voting decisions. Portfolio Administration, in conjunction with the portfolio manager and the custodian, is responsible for monitoring corporate actions and ensuring that corporate actions are timely voted.

When a material conflict of interest exists, proxies will be voted in the following manner:

1.	Strict adherence to the Glass Lewis guidelines; or

2.	The potential conflict will be disclosed to the client:

a.	With a request that the client vote the proxy,

b.	With a recommendation that the client engage another party to determine how the proxy should be voted or

c.	If the foregoing are not acceptable to the client, disclosure of how Van Eck intends to vote and written consent to that vote by the client.

Any deviations from the foregoing voting mechanism must be approved by the chief compliance officer with a written explanation of the reason for the deviation.

At times, Van Eck may determine that, in the best interests of clients, a particular proxy should not be voted. This may occur, for example, when the cost of voting a foreign proxy (translation, transportation, etc.) would exceed the benefit of voting the proxy or voting the foreign proxy may cause an unacceptable limitation on the sale of the security. Any such instances will be documented by the portfolio manager and reviewed by the chief compliance officer.

Western Asset Management Company and Western Asset Management Company Limited (together, “Western”).  As Western is a fixed-income only manager, the occasion to vote proxies is very rare. However, the firm has adopted and implemented proxy voting policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western’s contractual obligations to clients and all other relevant facts and circumstances at the time of the vote (such that the guidelines may be overridden to the extent the firm deems appropriate).

Western’s legal and compliance department is responsible for administering and overseeing the proxy voting process. Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in the procedures.

Legal and compliance department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in the procedures. For avoidance of doubt, depending on the best interest of each individual client, Western may vote the same proxy differently for different clients.

B-22 | Statement of Additional Information

Western’s legal and compliance department reviews proxy issues to determine any material conflicts of interest. Issues to be reviewed include, but are not limited to, whether (i) Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company; (ii) Western or an officer or director of the firm or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and (iii) there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western obtains the client’s proxy voting instructions; and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle), Western seeks voting instructions from an independent third party.

GuideStone Funds | B-23

2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-GS-FUNDS• www.GuideStoneFunds.com	Funds distributed by Foreside Funds Distributors LLC 400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312

© 2015 GuideStone Funds	25562 05/15 2126

GUIDESTONE FUNDS

N-1A

PART C: OTHER INFORMATION

Item 28.	EXHIBITS:

(a)		Trust Instrument.
	1.	Certificate of Trust, dated February 29, 2000, filed in the State of Delaware, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 9, 2001 (“Initial Registration Statement”).

	2.	Trust Instrument, dated February 29, 2000, is incorporated herein by reference to the Initial Registration Statement.

	3.	Amended Certificate of Trust, dated March 12, 2001, filed in the State of Delaware, is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 27, 2009 (“PEA No. 21”).

	4.	Amended and Restated Trust Instrument, dated June 15, 2004, is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on September 7, 2004 (“PEA No. 8”).

	5.	Amended and Restated Trust Instrument, dated September 13, 2005, is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 25, 2006 (“PEA No. 12”).

	6.	Amended Certificate of Trust, dated August 5, 2005, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 27, 2007 (“PEA No. 16”).

	7.	Amended and Restated Trust Instrument, dated May 15, 2007, is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 30, 2008 (“PEA No. 18”).

	8.	Amended and Restated Trust Instrument, dated May 1, 2014, is incorporated herein by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 30, 2014 (“PEA No. 54”).

(b)		By-Laws.
	1.	By-Laws of the Registrant, dated September 13, 2005, are incorporated herein by reference to PEA No. 12.

	2.	Amended and Restated By-Laws of the Registrant, dated May 1, 2014, are incorporated herein by reference by to PEA No. 54.

(c)		Instruments Defining Rights of Security Holders.
None.

(d)		Investment Advisory Contracts.
	1.	Form of Advisory Agreement with GuideStone Capital Management, LLC is filed herewith as Exhibit EX-99(d)(1).

	2.	Form of Sub-Advisory Agreement with AJO, LP is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432 filed with the SEC on June 18, 2011 (“Pre-effective Amendment No. 2”).

	3.	Form of Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (Nos. 333-53432 and 811-10263) filed with the SEC on February 25, 2011 (“PEA No. 28”).

4.	Form of Sub-Advisory Agreement with BlackRock Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 28, 2011.

5.	Form of Sub-Advisory Agreement with BlackRock Financial Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on March 22, 2007 (“PEA No. 15”).

6.	Form of Sub-Advisory Agreement with Mondrian Investment Partners Ltd. is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2012 (“PEA No. 37”).

7.	Form of Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. is incorporated herein by reference to Pre-Effective Amendment No. 2.

8.	Form of Sub-Advisory Agreement with Loomis, Sayles & Company, L.P. is incorporated herein by reference to Pre-Effective Amendment No. 2.

9.	Form of Sub-Advisory Agreement with Pacific Investment Management Company LLC is incorporated herein by reference to Pre-Effective Amendment No. 2.

10.	Form of Sub-Advisory Agreement with Pacific Investment Management Company LLC is incorporated herein by reference to Pre-Effective Amendment No. 2.

11.	Form of Sub-Advisory Agreement with Payden & Rygel is incorporated herein by reference to Pre-Effective Amendment No. 2.

12.	Form of Sub-Advisory Agreement with Philadelphia International Advisors, L.P. is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on March 30, 2002 (“PEA No. 1”).

13.	Form of Sub-Advisory Agreement with Schroder Investment Management North America Inc. is incorporated herein by reference to PEA No. 53.

14.	Form of Sub-Advisory Agreement with Western Asset Management Company is incorporated herein by reference to Pre-Effective Amendment No. 2.

15.	Form of Sub-Advisory Agreement with Northern Trust Investments, Inc. is incorporated herein by reference to PEA No. 28.

16.	Form of Sub-Advisory Agreement with TimesSquare Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on November 2, 2004 (“PEA No. 9”).

17.	Form of Sub-Advisory Agreement with Western Asset Management Company Limited is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2003.

18.	Form of Sub-Advisory Agreement with Marsico Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 29, 2008 (“PEA No. 17”).

19.	Form of Sub-Advisory Agreement with Genesis Asset Managers, LLP and Genesis Investment Management, LLP is incorporated herein by reference to PEA No. 53.

20.	Form of Sub-Advisory Agreement with Sands Capital Management, LLC is incorporated herein by reference to PEA No. 12.

21.	Form of Sub-Advisory Agreement with AJO, LP is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on September 15, 2006 (“PEA No. 13”).

22.	Form of Sub-Advisory Agreement with TCW Investment Management Company is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2013 (“PEA No. 40”).

23.	Form of Sub-Advisory Agreement with RREEF America L.L.C., Deutsche Investments Australia Limited and Deutsche Alternative Asset Management (Global) Limited is incorporated herein by reference to PEA No. 53.

24.	Form of Sub-Advisory Agreement with Western Asset Management Company is incorporated herein by reference to PEA No. 13.

25.	Form of Sub-Advisory Agreement with Western Asset Management Company Limited is incorporated herein by reference to PEA No. 13.

26.	Form of Amended Sub-Advisory Agreement with AQR Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (No. 333-53432) as filed with the SEC on August 1, 2008 (“PEA No. 20”).

27.	Form of Sub-Advisory Agreement with Loomis, Sayles & Company, L.P. is incorporated herein by reference to Post-Effective Amendment No.19 to the Registration Statement on Form N-1A (No. 333-53432) as filed with the SEC on May 23, 2008.

28.	Form of Sub-Advisory Agreement with Columbus Circle Investors is incorporated herein by reference to PEA No. 21.

29.	Form of Sub-Advisory Agreement with BlackRock Financial Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on May 29, 2009 (“PEA No. 24”).

30.	Form of Sub-Advisory Agreement with Parametric Portfolio Associates LLC is incorporated herein by reference to PEA No. 43.

31.	Form of Sub-Advisory Agreement with American Century Investment Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 17, 2011 (“PEA No. 31”).

32.	Form of Sub-Advisory Agreement with Shenkman Capital Management, Inc. is incorporated herein by reference to PEA No. 31.

33.	Form of Sub-Advisory Agreement with AQR Capital Management, LLC is incorporated herein by reference to PEA No. 31.

34.	Form of Sub-Advisory Agreement with Baillie Gifford Overseas Limited is incorporated herein by reference to PEA No. 37.

35.	Form of Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC is filed herewith as Exhibit EX-99(d)(35).

36.	Form of Sub-Advisory Agreement with Shenkman Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 17, 2013 (“PEA No. 41”).

37.	Form of Sub-Advisory Agreement with Van Eck Associates Corporation is incorporated herein by reference to PEA No. 41.

38.	Form of Sub-Advisory Agreement with AQR Capital Management, LLC is incorporated herein by reference to PEA No. 43.

39.	Form of Sub-Advisory Agreement with Brown Advisory, LLC is incorporated herein by reference to PEA No. 53).

40.	Form of Sub-Advisory Agreement with RBC Global Asset Management (U.S.) Inc. is incorporated herein by reference to PEA No. 53.

41.	Form of Sub-Advisory Agreement with Heitman Real Estate Securities, LLC is incorporated herein by reference to PEA No. 53.

42.	Form of Sub-Advisory Agreement with Heitman International Real Estate Securities GmbH is incorporated herein by reference to PEA No. 53.

43.	Form of Sub-Advisory Agreement with Heitman International Real Estate Securities HK Limited is incorporated herein by reference to PEA No. 53.

44.	Form of Sub-Advisory Agreement with Parametric Portfolio Associates LLC is incorporated herein by reference to PEA No. 53.

45.	Form of Sub-Advisory Agreement with Snow Capital Management L.P. is incorporated herein by reference to PEA No. 53.

46.	Form of Sub-Advisory Agreement with SailingStone Capital Partners LLC is filed herewith as Exhibit EX-99(d)(46).

47.	Form of Sub-Advisory Agreement with Jackson Square Partners, LLC is filed herewith as Exhibit EX-99(d)(47).

48.	Form of Sub-Advisory Agreement with Loomis, Sayles & Company, L.P. is filed herewith as Exhibit EX-99(d)(48).

49.	Form of Sub-Advisory Agreement with MFS Institutional Advisors, Inc. is incorporated herein by reference to PEA No. 17.

50.	Form of Expense Cap Letter with GuideStone Capital Management for the GS2 Class is incorporated herein by reference to PEA No. 43.

51.	Form of Expense Cap Letter with GuideStone Capital Management for the GS4 Class is incorporated herein by reference to PEA No. 43.

52.	Form of Expense Cap Letter with GuideStone Capital Management for the I Series is incorporated herein by reference to PEA No. 43.

53.	Form of Expense Cap Letter with GuideStone Capital Management for the Real Assets Fund, Flexible Income Fund and Global Natural Resources Equity Fund is incorporated herein by reference to PEA No. 43.

54.	Form of Expense Cap Letter with GuideStone Capital Management for the Emerging Markets Equity Fund – GS2 Class is incorporated herein by reference to PEA No. 43.

55.	Form of Expense Cap Letter with GuideStone Capital Management for the Emerging Markets Equity Fund – GS4 Class is incorporated herein by reference to PEA No. 43.

	56.	Form of Expense Cap Letter with GuideStone Capital Management, LLC for the Investor Class is incorporated herein by reference to PEA No. 53.

	57.	Form of Expense Cap Letter with GuideStone Capital Management, LLC for the Institutional Class is incorporated herein by reference to PEA No. 53.

	58.	Form of Expense Cap Letter with GuideStone Capital Management, LLC for the Investor Class is filed herewith as Exhibit EX-99(d)(58).

	59.	Form of Expense Cap Letter with GuideStone Capital Management, LLC for the Institutional Class is filed herewith as Exhibit EX-99(d)(59).

(e)		Underwriting Contracts.
	1.	Form of Underwriting Agreement with PFPC Distributors, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2.

	2.	Form of Exhibit A to Underwriting Agreement with PFPC Distributors, Inc. is incorporated herein by reference to PEA No. 24.

	3.	Form of Underwriting Agreement with BNY Mellon Distributors Inc. is incorporated herein by reference to PEA No. 28.

	4.	Form of Exhibit A to Underwriting Agreement with BNY Mellon Distributors Inc. is incorporated herein by reference to PEA No. 31.

	5.	Form of Exhibit A to Underwriting Agreement with BNY Mellon Distributors Inc. is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on October 12, 2011 (“PEA No. 34”).

	6.	Form of Underwriting Agreement with Foreside Funds Distributors LLC is incorporated herein by reference to PEA No. 37.

	7.	Form of Exhibit A to Underwriting Agreement with Foreside Funds Distributors LLC is incorporated herein by reference to PEA No. 41.

	8.	Form of Exhibit A to Underwriting Agreement with Foreside Funds Distributors LLC is incorporated herein by reference to PEA No. 43.

	9.	Form of Distribution Services Agreement with Foreside Funds Distributors LLC is incorporated herein by reference to PEA No. 40.

(f)		Bonus or Profit Sharing Contracts.
Not Applicable.

(g)		Custodian Agreements.
	1.	Form of Custody Agreement with The Northern Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 2.

	2.	Amended Fee Schedule dated June 4, 2007 is incorporated herein by reference to PEA No. 18.

	3.	Amended Fee Schedule dated January 1, 2013, is incorporated herein by reference to PEA No. 40.

(h)		Other Material Contracts.

1.	Form of Administration and Accounting Services Agreement with PNC Global Investment Servicing (U.S.) Inc. (“PNC Global Investment Servicing”) (formerly, PFPC Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 2. Effective July 1, 2010, The Bank of New York Mellon Corporation purchased PNC Global Investment Servicing Inc. and its subsidiaries, including PNC Global Investment Servicing (U.S.) Inc., GuideStone Funds’ administrator, fund accounting and transfer agent, and PFPC Distributors, Inc., the Funds’ principal underwriter, from The PNC Financial Services Group, Inc. Also effective July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) and BNY Mellon Distributors Inc., respectively.

2.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 18.

3.	Form of Exhibit A to the Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 24.

4.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (No. 333-53432) as filed with the SEC on February 26, 2010 (“PEA No. 26”).

5.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 26.

6.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 26.

7.	Form of Amendment to Administration and Accounting Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 28.

8.	Form of Amendment to Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 28.

9.	Form of Exhibit A to Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 31.

10.	Form of Exhibit A to Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 34.

11.	Form of Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 40.

12.	Form of Exhibit A to Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 41.

13.	Form of Exhibit A to Administration and Accounting Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 43.

14.	Form of Transfer Agency Services Agreement with PNC Global Investment Servicing (formerly, PFPC Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 2.

15.	Form of Amendment to Transfer Agency Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 21.

16.	Form of Exhibit A to the Transfer Agency Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 24.

17.	Form of Amendment to Transfer Agency Services Agreement with PNC Global Investment Servicing is incorporated herein by reference to PEA No. 28.

	18.	Form of Exhibit A to Transfer Agency Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 31.

	19.	Form of Exhibit A to Transfer Agency Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 34.

	20.	Form of Transfer Agency Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 40.

	21.	Form of Schedule B to Transfer Agency Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 41.

	22.	Form of Schedule B to Transfer Agency Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 43.

	23.	Form of Amendment to Transfer Agency Services Agreement with BNY Mellon Investment Servicing is incorporated herein by reference to PEA No. 53.

(i)		Legal Opinion.
Opinion of [ ] to be filed by amendment.

(j)		Other Opinions.
	1.	Consent of Independent Registered Public Accounting Firm. Consent of [ ] to be filed by amendment.

	2.	Power of Attorney.
Power of Attorney, dated January 18, 2001, is incorporated herein by reference to Initial Registration Statement.

	3.	Power of Attorney.
Power of Attorney, dated May 15, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 2.

	4.	Power of Attorney.
Power of Attorney, dated April 22, 2002, is incorporated herein by reference to PEA No. 1.

	5.	Power of Attorney.
Power of Attorney, dated September 16, 2004, is incorporated herein by reference to PEA No. 9.

	6.	Power of Attorney.
Power of Attorney, dated February 24, 2006, is incorporated herein by reference to PEA No. 12.

	7.	Power of Attorney
Power of Attorney, dated September 14, 2007, is incorporated herein by reference to PEA No. 17.

	8.	Power of Attorney.
Power of Attorney, dated July 24, 2008, is incorporated herein by reference to PEA No. 20.

	9.	Power of Attorney.
Power of Attorney, dated February 25, 2010, is incorporated herein by reference to PEA No. 26.

	10.	Power of Attorney.
Power of Attorney, dated February 25, 2011, is incorporated herein by reference to PEA No. 28.

	11.	Power of Attorney.
Power of Attorney, dated February 28, 2013, is incorporated herein by reference to PEA No. 40.

	12.	Power of Attorney.
Power of Attorney, dated November 13, 2013, is incorporated herein by reference to PEA No. 53.

	13.	Power of Attorney.
Power of Attorney, dated February 28, 2014, is incorporated herein by reference to PEA No. 53.

	14.	Power of Attorney.
Power of Attorney, dated May 19, 2014, is filed herewith as Exhibit EX-99(j)(14).

	15.	Power of Attorney.
Power of Attorney, dated November 6, 2014, is filed herewith as Exhibit EX-99(j)(15).

(k)		Omitted Financial Statements.
Not Applicable.

(l)		Initial Capital Agreements.
Letter Agreement with GuideStone Financial Resources of the Southern Baptist Convention (formerly, Annuity Board of the Southern Baptist Convention) is incorporated herein by reference to Pre-Effective Amendment No. 2.

(m)		Rule 12b-1 Plan.
None.

(n)		Rule 18f-3 Plan.
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 is filed herewith as Exhibit EX-99(n).

(p)		Codes of Ethics.
	1.	Code of Ethics of GuideStone Funds is incorporated herein by reference to PEA No. 18.

	2.	Code of Ethics of GuideStone Capital Management, LLC is incorporated herein by reference to PEA No. 37.

	3.	Code of Ethics of Foreside Financial Group, LLC is incorporated herein by reference to PEA No. 37.

	4.	Code of Ethics of AJO, LP is incorporated herein by reference to PEA No. 18.

	5.	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC is filed herewith as Exhibit EX-99(p)(5).

	6.	Code of Ethics of BlackRock Financial Management, Inc. is incorporated herein by reference to PEA No. 12.

	7.	Code of Ethics of Mondrian Investment Partners Ltd. is incorporated herein by reference to PEA No. 40.

	8.	Code of Ethics of Goldman Sachs Asset Management, L.P. is incorporated herein by reference to PEA No. 17.

	9.	Code of Ethics of Loomis, Sayles & Company, L.P. is filed herewith as Exhibit EX-99(p)(9).

	10.	Code of Ethics of Northern Trust Investments, Inc. is incorporated herein by reference to PEA No. 15.

	11.	Code of Ethics of Pacific Investment Management Company LLC is filed herewith as Exhibit EX-99(p)(11).

	12.	Code of Ethics of Payden & Rygel is incorporated herein by reference to PEA No. 12.

	13.	Code of Ethics of Philadelphia International Advisors, L.P. is incorporated herein by reference to PEA No. 37.

	14.	Code of Ethics of Schroder Investment Management North America Inc. is incorporated herein by reference to PEA No. 53.

15.	Code of Ethics of TCW Investment Management Company is filed herewith as Exhibit EX-99(p)(15).

16.	Code of Ethics of Western Asset Management Company is incorporated herein by reference to PEA No. 28.

17.	Code of Ethics of TimesSquare Capital Management, LLC is incorporated herein by reference to PEA No. 15.

18.	Code of Ethics of Marsico Capital Management, LLC is incorporated herein by reference to PEA No. 37.

19.	Code of Ethics of RREEF America L.L.C. is incorporated herein by reference to PEA No. 13.

20.	Code of Ethics of MFS Institutional Advisors, Inc. is incorporated herein by reference to PEA No. 40.

21.	Code of Ethics of AQR Capital Management, LLC is incorporated herein by reference to PEA No. 40.

22.	Code of Ethics of Columbus Circle Investors is incorporated herein by reference to PEA No. 21.

23.	Code of Ethics of Genesis Asset Managers, LLP and Genesis Investment Management, LLP is incorporated herein by reference to PEA No. 53.

24.	Code of Ethics of Sands Capital Management, LLC is filed herewith as Exhibit EX-99(p)(24).

25.	Code of Ethics of Parametric Portfolio Associates is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on October 30, 2013 (“PEA No. 51”).

26.	Code of Ethics of American Century Investment Management, Inc. is incorporated herein by reference to PEA No. 31.

27.	Code of Ethics of Shenkman Capital Management, Inc. is incorporated herein by reference to PEA No. 31.

28.	Code of Ethics of Baillie Gifford Overseas Limited is incorporated herein by reference to PEA No. 53.

29.	Code of Ethics of Van Eck Associates Corporation is incorporated herein by reference to PEA No. 41.

30.	Code of Ethics of Brown Advisory, LLC is incorporated herein by reference to PEA No. 53.

31.	Code of Ethics of RBC Global Asset Management (U.S.) Inc. is incorporated herein by reference to PEA No. 53.

32.	Code of Ethics of Deutsche Investment Australia Limited and Deutsche Alternative Asset Management (Global) Limited is incorporated herein by reference to PEA No. 53.

33.	Code of Ethics of Heitman Real Estate Securities LLC, Heitman International Real Estate Securities GmbH and Heitman International Real Estate Securities HK Limited is incorporated herein by reference to PEA No. 53.

34.	Code of Ethics of Snow Capital Management L.P. is incorporated herein by reference to PEA No. 53.

35.	Code of Ethics of Jackson Square Partners, LLC is filed herewith as Exhibit EX-99(p)(35).

36.	Code of Ethics of SailingStone Capital Partners LLC is filed herewith as Exhibit EX-99(p)(36).

Item 29.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE FUND.

As provided for in the Agreement and Declaration of Trust and as disclosed in the prospectus, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”) formerly, the Annuity Board of the Southern Baptist Convention (will, at all times, directly or indirectly, control the vote of at least 60% of the outstanding shares of GuideStone Funds (the “Trust”). The Trust will refuse to accept any investment that would result in a change of such control. GuideStone Capital Management, LLC (the “Adviser”) formerly, SBC Financial Services, Inc., a Texas limited liability company, which serves as the Adviser to each series of the Trust, is an affiliate of GuideStone Financial Resources. The Adviser is managed by GuideStone Investment Services and GuideStone Resources Management, Inc. GuideStone Trust Services, formerly SBC Trust Services, Inc., a Texas corporation, serves as custodian of certain IRAs invested in series of the Trust. Thus, the Trust, the Adviser and GuideStone Trust Services are under the common control of GuideStone Financial Resources. GuideStone Financial Resources is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia nonprofit corporation, is the sole member.

Item 30.    INDEMNIFICATION.

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 12 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

Section 5 of the Advisory Agreement between the Adviser and the Registrant provides that the Adviser shall indemnify the Registrant or any of its trustees, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Registrant by reason of or arising out of any act or omission by the Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant. Section 5 further provides that the Registrant shall indemnify the Adviser or any of its directors, officers, employees or affiliates for all Losses incurred by the Adviser by reason of or arising out of any act or omission by the Registrant under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Adviser or the Adviser’s breach of fiduciary duty to the Registrant.

Section 8 of the Sub-Advisory Agreements between the Registrant, the Adviser and each Sub-Adviser to one or more Series, provides that the Sub-Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

Section 9 of the Sub-Advisory Agreements between the Registrant, the Adviser and each Sub-Adviser to one or more Series provides that the Registrant and the Adviser shall indemnify the Sub-Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Registrant and the Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Sub-Adviser or the Sub-Adviser’s breach of fiduciary duty to the Registrant and the Adviser.

Section 9 also provides that the Sub-Adviser shall indemnify the Registrant and the Adviser or any of their directors, officers, employees or affiliates for all Losses incurred by the Registrant and the Adviser by reason of or arising out of any act or omission by the Sub-Adviser under the Agreement if such act or omission involves the negligence, gross negligence, willful misfeasance, bad faith or breach of fiduciary duty of the Sub-Adviser, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant and the Adviser or the Registrant’s and the Adviser’s breach of fiduciary duty to the Sub-Adviser.

Section 10 of the Distribution Agreement between the Registrant and Foreside Funds Distributors LLC (“the Distributor”) provides that the Registrant agrees to indemnify and hold harmless the Distributor and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities arising directly or indirectly from any action or omission to act which the Distributor takes under the Agreement. Neither the Distributor, nor any of its affiliates shall be indemnified against any liability caused by the Distributor’s or its affiliates’ own willful misfeasance, bad faith, negligence, gross negligence or reckless disregard of its duties and obligations under the Agreement.

Section 20 of the Distribution Agreement between the Registrant and the Distributor provides that the Distributor shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefore.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.		BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.

GuideStone Capital Management, LLC:

GuideStone Capital Management, LLC (“GSCM”) is located at 2401 Cedar Springs Road, Dallas, Texas 75201. GSCM is a Texas non-profit corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to the firm’s officers and directors is as follows:

		Name and Position with Adviser	Other Company	Position with Other Company

		Kirk Hudson Director	Universal Advisory Services	Managing Partner

		Joseph D. Fail Director	Telephone Electronics Corp.	President

		Thomas G. Evans Director	Encompass Financial Services Inc.	President/Owner

		David B. McMillan Director	Peridot Energy LLC	Chief Executive Officer

		David Morley Director	Morley and Associates	President

		Ronald C. Dugan, Jr. President	GuideStone Financial Resources	Chief Strategic Officer

		Jeffrey P. Billinger Vice President and Treasurer	GuideStone Financial Resources	Chief Financial Officer, Treasurer and Executive Officer, Financial & Administrative Services

		Rodric E. Cummins Senior Vice President and Chief Investment Officer	GuideStone Financial Resources	Executive Officer, Investment Services

		Cherika N. Latham Vice President and Secretary	GuideStone Financial Resources	Associate Counsel

		Matt L. Peden Vice President and Investment Officer	GuideStone Financial Resources	Director of Portfolio Management

		Melanie Childers Vice President – Fund Operations	GuideStone Financial Resources	Managing Director Funds Operations

		Scott Cook Financial Officer	GuideStone Financial Resources	Controller/Department Head, Financial Control

		Ron W. Bass Chief Compliance Officer	GuideStone Financial Resources	Director of Investment Adviser Compliance

2.

American Century Investment Management, Inc.

American Century Investment Management, Inc. (“American Century”), 4500 Main Street, Kansas City, Missouri 64111, is a wholly-owned, privately held subsidiary of American Century Companies Inc. and is registered under the Investment Advisers Act of 1940, as amended. American Century provides portfolio management services for investment companies as well as for other business and institutional clients.

Information regarding other business, profession, vocation or employment of a substantial nature as to the directors and officers of American Century during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Edward Boyle Vice President	FX Concepts	Portfolio Manager

	Radu Gabudean Vice President	Barclays Capital	Vice President of Quantitative Strategies

	Vinod Chandrashekaran Senior Vice President	Barclays Global Investors	Head of Risk Management – Quantitative Equity and Global Macro Strategies

3.

AJO, LP:

The sole business activity of AJO, LP (“AJO”), 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania, 19102, is to serve as an investment adviser. AJO is registered with the SEC under the Investment Advisers Act of 1940, as amended. Information regarding other business, profession, vocation or employment of a substantial nature to the directors, investment officers and/or partners of AJO during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	James S. Lobb Principal, Marketing	Philadelphia Investment Advisors	Managing Director, Founding Partner

	Arup Datta Principal, Portfolio Manager, CIO-International	Agriya Investors	Managing Director, Partner

		Numeric Investors	Director of Portfolio Management, Partner

		RV Capital Management	Director
4.

AQR Capital Management, LLC:

AQR Capital Management, LLC (“AQR”), Two Greenwich Plaza, Fourth Floor, Greenwich Connecticut 06830. AQR is a registered investment adviser under the Investment Advisers Act of 1940, as amended. AQR offers investment management services to investment companies and other types of investors. Information as to the principals and executive officers of AQR during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	David Kabiller Principal	AQR Funds	Trustee

	Brad Asness	AQR Funds	Chief Legal Officer
Principal, Chief Legal Officer

	Brendan R. Kalb General Counsel	AQR Funds	Executive Vice President, Secretary

	H.J. Willcox Chief Compliance Officer	AQR Funds	Chief Compliance Officer (since 2013)

		KKR & Co., L.P.	Global Head of Compliance and Counsel (2008 – 2013)

	John Howard Principal, Chief Financial Officer, Chief Operating Officer	AQR Funds	Chief Financial Officer (since 2013)

	Marco Hanig Principal	AQR Funds	Chief Executive Officer, President

	Lasse Pedersen Principal	NYU Stern School of Business	John A. Paulson Professor of Finance (on leave)

		Copenhagen Business School	Professor

		Financial Times Stock	Advisory Board Member

		American Finance Association	Director

5.

Baillie Gifford Overseas Limited:

The sole business activity of Baillie Gifford Overseas Limited (“Baillie Gifford”), Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, United Kingdom, is to provide discretionary investment management and advisory services to a range of institutional clients. Baillie Gifford is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended. The directors, investment officers and/or partners have not been engaged on any other business, profession, vocation or employment during the past two fiscal years.

6.

Barrow, Hanley, Mewhinney & Strauss, LLC:

The sole business activity of Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201 is to serve as an investment adviser. BHMS is registered under the Investment Advisers Act of 1940, as amended. Information as to the trustees and officers of BHMS during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	James P. Barrow President, Secretary, Treasurer, Executive Director	Barrow, Hanley, Mewhinney & Strauss, LLC	Member Board of Managers

	Ray Nixon, Jr. Executive Director	Barrow, Hanley, Mewhinney & Strauss, LLC	Member Board of Managers

	Linda T. Gibson Member Board of Managers	Old Mutual (US) Holdings, Inc. (Parent Company)	Executive Vice President and Head of Global Distribution

	Aidan J. Riordan Member Board of Managers	Old Mutual (US) Holdings, Inc. (Parent Company)	Executive Vice President and Head of Affiliate Management

7.

BlackRock Advisors, LLC:

BlackRock Advisors, LLC (“BA”) principal business address is 100 Bellevue Parkway, Wilmington, Delaware 19809. BA is registered under the Investment Advisers Act of 1940, as amended, and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BA for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Laurence Fink Chief Executive Officer and Director	BlackRock, Inc.	Chief Executive Officer and Director

		BAA Holdings, LLC	Chief Executive Officer and Director

		BlackRock Advisors Holdings, Inc.	Chief Executive Officer and Director

		BlackRock AP Investment Holdco, LLC	Director

		BlackRock Capital Holdings, Inc.	Chief Executive Officer and Director

		BlackRock Capital Management, Inc.	Chief Executive Officer and Director

		BlackRock Capital Markets, LLC	Chairman

		BlackRock Corporation US Inc.	Chairman and Chief Executive Officer and Director

		BlackRock Delaware Holdings Inc.	Chairman and Chief Executive Officer and Director

		BlackRock Execution Services	Chairman

		BlackRock Financial Management, Inc.	Chief Executive Officer and Director

		BlackRock Fund Advisors	Chief Executive Officer and Director

		BlackRock Funding International, Ltd.	Chief Executive Officer and Director

		BlackRock Funds Services Group, LLC	Chief Executive Officer

		BlackRock Holdco 2, Inc.	Chief Executive Officer

		BlackRock International Holdings, Inc.	Chief Executive Officer and Director

		BlackRock Investment Management, LLC	Chief Executive Officer

		DSP BlackRock Investment Managers Private Limited	Director

	Robert Kapito President and Director	BlackRock, Inc.	President and Director

		BAA Holdings, LLC	President and Director

		BlackRock Advisors Holdings, Inc.	President and Director

		BlackRock AP Investment Holdco, LLC	Director

	BlackRock Capital Holdings, Inc.	President and Director

	BlackRock Capital Management, Inc.	President and Director

	BlackRock Capital Markets, LLC	Director

	BlackRock Corporation US Inc.	President and Director

	BlackRock Delaware Holdings Inc.	President and Director

	BlackRock Financial Management, Inc.	President and Director

	BlackRock Fund Advisors	President and Director

	BlackRock Funding International, Ltd.	President and Director

	BlackRock Funds Services Group, LLC	President

	BlackRock Holdco 2, Inc.	President

	BlackRock International Holdings, Inc.	President and Director

	BlackRock Investment Management, LLC	President

Paul Audet Senior Managing Director	BlackRock, Inc.	Senior Managing Director

	BAA Holdings, LLC	Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director

	BlackRock Capital Management, Inc.	Senior Managing Director

	BlackRock Financial Management, Inc.	Senior Managing Director

	BlackRock Funding International, Ltd.	Senior Managing Director

	BlackRock Holdco 2, Inc.	Senior Managing Director

	BlackRock International Holdings, Inc.	Senior Managing Director

	BlackRock Investment Management, LLC	Senior Managing Director

Matthew Mallow General Counsel and Senior Managing Director	BlackRock, Inc.	General Counsel and Senior Managing Director

	BAA Holdings, LLC	General Counsel and Senior Managing Director

	BlackRock Advisors Holdings, Inc.	General Counsel and Senior Managing Director

	BlackRock Capital Holdings, Inc.	General Counsel and Senior Managing Director

	BlackRock Capital Management, Inc.	General Counsel and Senior Managing Director

	BlackRock Execution Services	General Counsel

	BlackRock Financial Management, Inc.	General Counsel and Senior Managing Director

	BlackRock Funding International, Ltd.	General Counsel and Senior Managing Director

	BlackRock Funds Services Group, LLC	General Counsel and Senior Managing Director

	BlackRock Holdco 2, Inc.	General Counsel and Senior Managing Director

	BlackRock International Holdings, Inc.	General Counsel and Senior Managing Director

	BlackRock Investment Management, LLC	General Counsel and Senior Managing Director

	BlackRock Investments, LLC	General Counsel and Senior Managing Director

Amy Engel Treasurer and Managing Director	BlackRock, Inc.	Treasurer and Managing Director

	BAA Holdings, LLC	Treasurer and Managing Director

	BlackRock Advisors Holdings, Inc.	Treasurer and Managing Director

	BlackRock Asia-Pac Holdco, LLC	Director

	BlackRock Capital Holdings, Inc.	Treasurer and Managing Director

	BlackRock Capital Management, Inc.	Treasurer and Managing Director

	BlackRock Corporation US Inc.	Treasurer

	BlackRock Delaware Holdings Inc.	Treasurer

	BlackRock Financial Management, Inc.	Treasurer and Managing Director

	BlackRock Finco, LLC	Treasurer

	BlackRock Fund Advisors	Treasurer

	BlackRock Funding International, Ltd.	Treasurer and Managing Director

	BlackRock Funds Services Group, LLC	Treasurer and Managing Director

	BlackRock Holdco 2, Inc.	Treasurer and Managing Director

	BlackRock International Holdings, Inc.	Treasurer and Managing Director

	BlackRock Investment Management, LLC	Treasurer and Managing Director

Robert Fairbairn Senior Managing Director	BlackRock, Inc.	Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director

	BlackRock Capital Management, Inc.	Senior Managing Director

	BlackRock Execution Services	Director

	BlackRock Financial Management, Inc.	Senior Managing Director

	BlackRock Funding International, Ltd.	Senior Managing Director

	BlackRock International Holdings, Inc.	Senior Managing Director

	BlackRock Investment Management, LLC	Senior Managing Director

	BlackRock Investments, LLC	Chairman, Chief Executive Officer and Senior and Board of Manager

Peter Fisher Senior Managing Director	BlackRock, Inc.	Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director

	BlackRock Capital Management, Inc.	Senior Managing Director

	BlackRock Financial Management, Inc.	Senior Managing Director

	BlackRock Funding International, Ltd.	Senior Managing Director

	BlackRock Holdco 2, Inc.	Senior Managing Director

	BlackRock International Holdings, Inc.	Senior Managing Director

	BlackRock Investment Management, LLC	Senior Managing Director

Bennett Golub Chief Risk Officer and Senior Managing Director	BlackRock, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Capital Holdings, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Capital Management, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Financial Management, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Funding International, Ltd.	Chief Risk Officer and Senior Managing Director

	BlackRock Funds Services Group, LLC	Chief Risk Officer and Senior Managing Director

	BlackRock International Holdings, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Investment Management, LLC	Chief Risk Officer and Senior Managing Director

Charles Hallac Chief Operating Officer and Senior Managing Director	BlackRock, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Capital Holdings, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Capital Management, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Corporation US Inc.	Chief Operating Officer

	BlackRock Delaware Holdings Inc.	Chief Operating Officer

	BlackRock Financial Management, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Fund Advisors	Co-Chief Operating Officer

	BlackRock Funding International, Ltd.	Chief Operating Officer and Senior Managing Director

	BlackRock Funds Services Group, LLC	Chief Operating Officer and Senior Managing Director

	BlackRock Holdco 2, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Institutional Services, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Institutional Trust Company, N.A.— Sydney Branch	Director

	BlackRock Institutional Trust Company, N.A.— London Branch	Chief Executive Officer and President and Director

	BlackRock Institutional Trust Company, National Association	Chief Operating Officer and Senior Managing Director

	BlackRock Investment Management, LLC	Chief Operating Officer and Senior Managing Director

Richard Kushel Senior Managing Director	BlackRock, Inc.	Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director

	BlackRock Capital Management, Inc.	Senior Managing Director

	BlackRock Financial Management, Inc.	Senior Managing Director

	BlackRock Funding International, Ltd.	Senior Managing Director

	BlackRock Funds Services Group, LLC	Senior Managing Director

	BlackRock Holdco 2, Inc.	Senior Managing Director

	BlackRock International Holdings, Inc.	Senior Managing Director

	BlackRock Investment Management, LLC	Senior Managing Director

	DSP BlackRock Investment Managers Private Limited	(alternate director to Larry Fink)

Mark McCombe Senior Managing Director and Chairman of Asia-Pacific	BlackRock, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock (Hong Kong) Limited	Director

	BlackRock (Singapore) Limited	Authorized Signatory and Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Asset Management North Asia Limited	Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Capital Management, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Financial Management, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Funding International, Ltd.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock HK Holdco Limited	Director

	BlackRock Holdco 2, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock International Holdings, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Investment Management, LLC	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Japan Co., Ltd.	Representative Director

	DSP BlackRock Investment Managers Private Limited	Director

Barbara Novick Senior Managing Director	BlackRock, Inc.	Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director

	BlackRock Capital Management, Inc.	Senior Managing Director

	BlackRock Financial Management, Inc.	Senior Managing Director

	BlackRock Funding International, Ltd.	Senior Managing Director

	BlackRock Holdco 2, Inc.	Senior Managing Director

	BlackRock International Holdings, Inc.	Senior Managing Director

	BlackRock Investment Management, LLC	Senior Managing Director

Russell McGranahan Secretary and Managing Director	BlackRock, Inc.	Secretary and Managing Director

	BAA Holdings, LLC	Secretary and Managing Director

	BlackRock Advisors Holdings, Inc.	Secretary and Managing Director

	BlackRock Capital Holdings, Inc.	Secretary and Managing Director

	BlackRock Capital Management, Inc.	Secretary and Managing Director

	BlackRock Cayman Capital Holdings Limited	Director

	BlackRock Delaware Holdings Inc.	Secretary and Managing Director

	BlackRock Execution Services	Secretary and Managing Director

	BlackRock Financial Management, Inc.	Secretary and Managing Director

	BlackRock Fund Advisors	Secretary and Managing Director

	BlackRock Funding International, Ltd.	Secretary and Managing Director

	BlackRock Funds Services Group, LLC	Secretary and Managing Director

	BlackRock Holdco 2, Inc.	Secretary and Managing Director

	BlackRock International Holdings, Inc.	Secretary and Managing Director

	BlackRock Investment Management, LLC	Secretary and Managing Director

	BlackRock Investments, LLC	Secretary and Managing Director

	BlackRock UK 1 LP	Advisory Committee

	BlackRock Realty Advisors, Inc.	Secretary and Managing Director

Gary Shedlin Chief Financial Officer and Senior Managing Director	BlackRock, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Capital Holdings, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Capital Management, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Colombia Holdco, LLC	Authorized Person

	BlackRock Financial Management, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Holdco 2, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock International Holdings, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Investment Management, LLC	Chief Financial Officer and Senior Managing Director

Linda Gosden Robinson Senior Managing Director and Head of Marketing and Communications	BlackRock, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Advisors Holdings, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Capital Holdings, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Financial Management, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Funding International, Ltd.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Holdco 2, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock International Holdings, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Investment Management, LLC	Senior Managing Director and Head of Marketing and Communications

Kendrick Wilson Vice Chairman	BlackRock, Inc.	Vice Chairman

	BlackRock Advisors Holdings, Inc.	Vice Chairman

	BlackRock Capital Holdings, Inc.	Vice Chairman

	BlackRock Capital Management, Inc.	Vice Chairman

	BlackRock Financial Management, Inc.	Vice Chairman

	BlackRock Funding International, Ltd.	Vice Chairman

	BlackRock International Holdings, Inc.	Vice Chairman

	BlackRock Investment Management, LLC	Vice Chairman

Daniel Waltcher Director

	BAA Holdings, LLC	Deputy General Counsel, Assistant Secretary and Managing Director

BlackRock Advisors Holdings, Inc.	Director

BlackRock AP Investment Holdco, LLC	Director

BlackRock Capital Holdings, Inc.	Director

BlackRock Capital Management, Inc.	Director

BlackRock Capital Markets, LLC	Deputy General Counsel and Secretary and Director

BlackRock Cayco Limited	Director

BlackRock Cayman Capital Holdings Limited	Director

BlackRock Cayman Finco Limited	Director

BlackRock Corporation US Inc.	Director

BlackRock Delaware Holdings Inc.	Assistant Secretary and Director

BlackRock Execution Services	Assistant Secretary

BlackRock Financial Management, Inc.	Director

BlackRock Finco, LLC	Secretary and Board of Manager

BlackRock Fund Advisors	Secretary and Director

BlackRock Holdco 2, Inc.	Managing Director and Assistant Secretary and Director

BlackRock Holdco 4, LLC	Authorized Person and Director

BlackRock Holdco 5, LLC	Authorized Person

BlackRock Holdco 6, LLC	Authorized Person and Director

BlackRock Index Services, LLC	Authorized Person

BlackRock International Holdings, Inc.	Director

BlackRock Mexican Holdco, LLC	Authorized Person

BlackRock Mortgage Ventures, LLC	Managing Director and Assistant Secretary

BlackRock UK 1 LP	Advisory Committee

8.

BlackRock Financial Management, Inc.:

BlackRock Financial Management, Inc.’s (“BFM”) principal business address is 55 East 52nd Street, New York, New York 10055. BFM is registered under the Investment Advisers Act of 1940, as amended, and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BFM for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Laurence Fink Chief Executive Officer and Director	BlackRock, Inc.	Chief Executive Officer and Director

		BAA Holdings, LLC	Chief Executive Officer and Director

		BlackRock Advisors Holdings, Inc.	Chief Executive Officer and Director

		BlackRock AP Investment Holdco, LLC	Director

		BlackRock Capital Holdings, Inc.	Chief Executive Officer and Director

		BlackRock Capital Management, Inc.	Chief Executive Officer and Director

		BlackRock Capital Markets, LLC	Chairman

		BlackRock Corporation US Inc.	Chairman and Chief Executive Officer and Director

		BlackRock Delaware Holdings Inc.	Chairman and Chief Executive Officer and Director

		BlackRock Execution Services	Chairman

		BlackRock Fund Advisors	Chief Executive Officer and Director

		BlackRock Funding International, Ltd.	Chief Executive Officer and Director

		BlackRock Funds Services Group, LLC	Chief Executive Officer

		BlackRock Holdco 2, Inc.	Chief Executive Officer

		BlackRock International Holdings, Inc.	Chief Executive Officer and Director

		BlackRock Investment Management, LLC	Chief Executive Officer

		DSP BlackRock Investment Managers Private Limited	Director

	Robert Kapito President and Director	BlackRock, Inc.	President and Director

		BAA Holdings, LLC	President and Director

	BlackRock Advisors Holdings, Inc.	President and Director

	BlackRock Advisors, LLC	President and Director

	BlackRock AP Investment Holdco, LLC	Director

	BlackRock Capital Holdings, Inc.	President and Director

	BlackRock Capital Management, Inc.	President and Director

	BlackRock Capital Markets, LLC	Director

	BlackRock Corporation US Inc.	President and Director

	BlackRock Delaware Holdings Inc.	President and Director

	BlackRock Fund Advisors	President and Director

	BlackRock Funding International, Ltd.	President and Director

	BlackRock Funds Services Group, LLC	President

	BlackRock Holdco 2, Inc.	President

	BlackRock International Holdings, Inc.	President and Director

	BlackRock Investment Management, LLC	President

Paul Audet Senior Managing Director	BlackRock, Inc.	Senior Managing Director

	BAA Holdings, LLC	Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director

	BlackRock Advisors, LLC	Senior Managing Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director

	BlackRock Capital Management, Inc.	Senior Managing Director

	BlackRock Funding International, Ltd.	Senior Managing Director

	BlackRock Holdco 2, Inc.	Senior Managing Director

	BlackRock International Holdings, Inc.	Senior Managing Director

	BlackRock Investment Management, LLC	Senior Managing Director

Matthew Mallow General Counsel and Senior Managing Director	BlackRock, Inc.	General Counsel and Senior Managing Director

	BAA Holdings, LLC	General Counsel and Senior Managing Director

	BlackRock Advisors Holdings, Inc.	General Counsel and Senior Managing Director

	BlackRock Advisors, LLC	General Counsel and Senior Managing Director

	BlackRock Capital Holdings, Inc.	General Counsel and Senior Managing Director

	BlackRock Capital Management, Inc.	General Counsel and Senior Managing Director

	BlackRock Execution Services	General Counsel

	BlackRock Funding International, Ltd.	General Counsel and Senior Managing Director

	BlackRock Funds Services Group, LLC	General Counsel and Senior Managing Director

	BlackRock Holdco 2, Inc.	General Counsel and Senior Managing Director

	BlackRock International Holdings, Inc.	General Counsel and Senior Managing Director

	BlackRock Investment Management, LLC	General Counsel and Senior Managing Director

	BlackRock Investments, LLC	General Counsel and Senior Managing Director

Amy Engel Treasurer and Managing Director	BlackRock, Inc.	Treasurer and Managing Director

	BAA Holdings, LLC	Treasurer and Managing Director

	BlackRock Advisors Holdings, Inc.	Treasurer and Managing Director

	BlackRock Advisors, LLC	Treasurer and Managing Director

	BlackRock Asia-Pac Holdco, LLC	Director

	BlackRock Capital Holdings, Inc.	Treasurer and Managing Director

	BlackRock Capital Management, Inc.	Treasurer and Managing Director

	BlackRock Corporation US Inc.	Treasurer

	BlackRock Delaware Holdings Inc.	Treasurer

	BlackRock Finco, LLC	Treasurer

	BlackRock Fund Advisors	Treasurer

	BlackRock Funding International, Ltd.	Treasurer and Managing Director

	BlackRock Funds Services Group, LLC	Treasurer and Managing Director

	BlackRock Holdco 2, Inc.	Treasurer and Managing Director

	BlackRock International Holdings, Inc.	Treasurer and Managing Director

	BlackRock Investment Management, LLC	Treasurer and Managing Director

Robert Fairbairn Senior Managing Director	BlackRock, Inc.	Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director

	BlackRock Advisors, LLC	Senior Managing Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director

	BlackRock Capital Management, Inc.	Senior Managing Director

	BlackRock Execution Services	Director

	BlackRock Funding International, Ltd.	Senior Managing Director

	BlackRock International Holdings, Inc.	Senior Managing Director

	BlackRock Investment Management, LLC	Senior Managing Director

	BlackRock Investments, LLC	Chairman, Chief Executive Officer and Senior and Board of Manager

Peter Fisher Senior Managing Director	BlackRock, Inc.	Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director

	BlackRock Advisors, LLC	Senior Managing Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director

	BlackRock Capital Management, Inc.	Senior Managing Director

	BlackRock Funding International, Ltd.	Senior Managing Director

	BlackRock Holdco 2, Inc.	Senior Managing Director

	BlackRock International Holdings, Inc.	Senior Managing Director

	BlackRock Investment Management, LLC	Senior Managing Director

Bennett Golub Chief Risk Officer and Senior Managing Director	BlackRock, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Advisors, LLC	Chief Risk Officer and Senior Managing Director

	BlackRock Capital Holdings, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Capital Management, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Funding International, Ltd.	Chief Risk Officer and Senior Managing Director

	BlackRock Funds Services Group, LLC	Chief Risk Officer and Senior Managing Director

	BlackRock International Holdings, Inc.	Chief Risk Officer and Senior Managing Director

	BlackRock Investment Management, LLC	Chief Risk Officer and Senior Managing Director

Charles Hallac Chief Operating Officer and Senior Managing Director	BlackRock, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Advisors, LLC	Chief Operating Officer and Senior Managing Director

	BlackRock Capital Holdings, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Capital Management, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Corporation US Inc.	Chief Operating Officer

	BlackRock Delaware Holdings Inc.	Chief Operating Officer

	BlackRock Fund Advisors	Co-Chief Operating Officer

	BlackRock Funding International, Ltd.	Chief Operating Officer and Senior Managing Director

	BlackRock Funds Services Group, LLC	Chief Operating Officer and Senior Managing Director

	BlackRock Holdco 2, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Institutional Services, Inc.	Chief Operating Officer and Senior Managing Director

	BlackRock Institutional Trust Company, N.A.— Sydney Branch	Director

	BlackRock Institutional Trust Company, N.A.— London Branch	Chief Executive Officer and President and Director

	BlackRock Institutional Trust Company, National Association	Chief Operating Officer and Senior Managing Director

	BlackRock Investment Management, LLC	Chief Operating Officer and Senior Managing Director

Richard Kushel Senior Managing Director	BlackRock, Inc.	Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director

	BlackRock Advisors, LLC	Senior Managing Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director

	BlackRock Capital Management, Inc.	Senior Managing Director

	BlackRock Funding International, Ltd.	Senior Managing Director

	BlackRock Funds Services Group, LLC	Senior Managing Director

	BlackRock Holdco 2, Inc.	Senior Managing Director

	BlackRock International Holdings, Inc.	Senior Managing Director

	BlackRock Investment Management, LLC	Senior Managing Director

	DSP BlackRock Investment Managers Private Limited	(alternate director to Larry Fink)

Mark McCombe Senior Managing Director and Chairman of Asia-Pacific	BlackRock, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock (Hong Kong) Limited	Director

	BlackRock (Singapore) Limited	Authorized Signatory and Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Advisors, LLC	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Asset Management North Asia Limited	Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Capital Management, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Funding International, Ltd.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock HK Holdco Limited	Director

	BlackRock Holdco 2, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock International Holdings, Inc.	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Investment Management, LLC	Senior Managing Director and Chairman of Asia-Pacific

	BlackRock Japan Co., Ltd.	Representative Director

	DSP BlackRock Investment Managers Private Limited	Director

Barbara Novick Senior Managing Director	BlackRock, Inc.	Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Senior Managing Director

	BlackRock Advisors, LLC	Senior Managing Director

	BlackRock Capital Holdings, Inc.	Senior Managing Director

	BlackRock Capital Management, Inc.	Senior Managing Director

	BlackRock Funding International, Ltd.	Senior Managing Director

	BlackRock Holdco 2, Inc.	Senior Managing Director

	BlackRock International Holdings, Inc.	Senior Managing Director

	BlackRock Investment Management, LLC	Senior Managing Director

Russell McGranahan Secretary and Managing Director	BlackRock, Inc.	Secretary and Managing Director

	BAA Holdings, LLC	Secretary and Managing Director

	BlackRock Advisors Holdings, Inc.	Secretary and Managing Director

	BlackRock Advisors, LLC	Secretary and Managing Director

	BlackRock Capital Holdings, Inc.	Secretary and Managing Director

	BlackRock Capital Management, Inc.	Secretary and Managing Director

	BlackRock Cayman Capital Holdings Limited	Director

	BlackRock Delaware Holdings Inc.	Secretary and Managing Director

	BlackRock Execution Services	Secretary and Managing Director

	BlackRock Fund Advisors	Secretary and Managing Director

	BlackRock Funding International, Ltd.	Secretary and Managing Director

	BlackRock Funds Services Group, LLC	Secretary and Managing Director

	BlackRock Holdco 2, Inc.	Secretary and Managing Director

	BlackRock International Holdings, Inc.	Secretary and Managing Director

	BlackRock Investment Management, LLC	Secretary and Managing Director

	BlackRock Investments, LLC	Secretary and Managing Director

	BlackRock UK 1 LP	Advisory Committee

	BlackRock Realty Advisors, Inc.	Secretary and Managing Director

Gary Shedlin Chief Financial Officer and Senior Managing Director	BlackRock, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Advisors Holdings, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Advisors, LLC	Chief Financial Officer and Senior Managing Director

	BlackRock Capital Holdings, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Capital Management, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Colombia Holdco, LLC	Authorized Person

	BlackRock Holdco 2, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock International Holdings, Inc.	Chief Financial Officer and Senior Managing Director

	BlackRock Investment Management, LLC	Chief Financial Officer and Senior Managing Director

Linda Gosden Robinson Senior Managing Director and Head of Marketing and Communications	BlackRock, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Advisors Holdings, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Advisors, LLC	Senior Managing Director and Head of Marketing and Communications

	BlackRock Capital Holdings, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Funding International, Ltd.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Holdco 2, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock International Holdings, Inc.	Senior Managing Director and Head of Marketing and Communications

	BlackRock Investment Management, LLC	Senior Managing Director and Head of Marketing and Communications

Kendrick Wilson Vice Chairman	BlackRock, Inc.	Vice Chairman

	BlackRock Advisors Holdings, Inc.	Vice Chairman

	BlackRock Advisors, LLC	Vice Chairman

	BlackRock Capital Holdings, Inc.	Vice Chairman

	BlackRock Capital Management, Inc.	Vice Chairman

	BlackRock Funding International, Ltd.	Vice Chairman

	BlackRock International Holdings, Inc.	Vice Chairman

	BlackRock Investment Management, LLC	Vice Chairman

Daniel Waltcher Director	BAA Holdings, LLC	Deputy General Counsel, Assistant Secretary and Managing Director

	BlackRock Advisors Holdings, Inc.	Director

	BlackRock Advisors, LLC	Director

	BlackRock AP Investment Holdco, LLC	Director

	BlackRock Capital Holdings, Inc.	Director

	BlackRock Capital Management, Inc.	Director

	BlackRock Capital Markets, LLC	Deputy General Counsel and Secretary and Director

	BlackRock Cayco Limited	Director

	BlackRock Cayman Capital Holdings Limited	Director

	BlackRock Cayman Finco Limited	Director

	BlackRock Corporation US Inc.	Director

	BlackRock Delaware Holdings Inc.	Assistant Secretary and Director

	BlackRock Execution Services	Assistant Secretary

	BlackRock Finco, LLC	Secretary and Board of Manager

	BlackRock Fund Advisors	Secretary and Director

	BlackRock Holdco 2, Inc.	Managing Director and Assistant Secretary and Director

	BlackRock Holdco 4, LLC	Authorized Person and Director

	BlackRock Holdco 5, LLC	Authorized Person

	BlackRock Holdco 6, LLC	Authorized Person and Director

	BlackRock Index Services, LLC	Authorized Person

	BlackRock International Holdings, Inc.	Director

	BlackRock Mexican Holdco, LLC	Authorized Person

	BlackRock Mortgage Ventures, LLC	Managing Director and Assistant Secretary

	BlackRock UK 1 LP	Advisory Committee

9.

Brown Advisory, LLC:

Brown Advisory, LLC (“Brown Advisory”) is located at 901 South Bond Street, Suite 400, Baltimore, Maryland 21231. Brown Advisory is registered with the Securities and Exchange Commission as an investment adviser and provides investment management services to individuals and institutions. Information as to the directors and officers of Brown Advisory for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Michael D. Hankin President	Brown Advisory Incorporated and affiliates	Chief Executive Officer, Partner

		Brown Advisory Funds	Trustee

		Brown Advisory Funds PLC	Director

		Baltimore Community Foundation	Trustee

		Baltimore Waterfront Mgmt Authority	Chairman

		Center For Large Landscape Conservation	Director

		Greenspring Valley Hounds	Director

		Johns Hopkins Medicine	Trustee

		Johns Hopkins University	Trustee and Vice Chairman

		Johns Hopkins University Carey School of Business	Chairman, Corporate Advisory

		Land Preservation Trust	President

		Mountain Gorilla Veterinary Project Wildlife Health Center, UC Davis	Trustee and Vice Chairman

		Tate Engineering Systems, Inc	Director

		The Wills Group	Director

		Greater Baltimore Committee	Director

	David M. Churchill Treasurer	Brown Advisory Incorporated and affiliates	Chief Operating Officer, Chief Financial Officer, Partner

		Brown Advisory Funds	President/Principal Executive Officer

		Brown Advisory Funds PLC	Director

		First Fruits Farm	Director

		Mount Vernon Place Conservancy	Director

	Brett D. Rogers Chief Compliance Officer	Brown Advisory Incorporated and affiliates	Chief Compliance Officer, Partner

		Brown Advisory Funds	Chief Compliance Officer Anti-Money Laundering Officer

		Kasina Youth Foundation	Director

		Outward Bound Baltimore Chesapeake Bay	Director

		Boy Scouts of America – Baltimore Area Council	Director

10.

Columbus Circle Investors:

Columbus Circle Investors (“CCI”) is located at Metro Center, One Station Place, 8th Floor, Stamford, Connecticut 06902 and manages assets for defined contribution and benefit plans, investment companies and other institutional investors. CCI is 30% owned by five active CCI employees. In January 2005, Principal Global Investors, LLC (“Principal”), a wholly-owned subsidiary of Principal Financial Group®, acquired a 70% ownership interest in CCI to make the firm’s capabilities available to Principal clients. CCI maintains full investment autonomy with no changes to the firm’s process, philosophy or team. The directors, officers and/or partners of CCI have not held any positions with other companies during the past two fiscal years.

11.

Genesis Asset Managers, LLP:

The sole business activity of Genesis Asset Managers, LLP (“GAM”), Heritage Hall, Le Marchant Street, St. Peter Port, Guernsey, GYI 4HY, Channel Islands, is to serve as an investment adviser. GAM is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of GAM for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Karen Yerburgh Chief Executive Officer, Managing Partner, Principal, and Operating Committee Member	Genesis Investment Management, LLP	Principal, Chief Executive Officer and Managing Partner

		Gentleman’s Relics Ltd; Freeby Trading Ltd; Quince Tree Trading Ltd; Wild Ash Ltd	Director

		Genesis Charitable Trust	Trustee

Stephen Birkett Operating Committee Member

Collins Stewart Absolute

Return Euro Plus Limited;

Collins Stewart PCC Limited and subsidiaries;

Collins Stewart Sterling Fixed Interest Limited;

Firecrest Limited;

Hirzel House Absolute Return Plus £ Hedged Fund Limited;

Hirzel House Global Bond Fund Sterling Limited;

Hirzel House International Balanced Fund Euro Limited;

Hirzel House International Balanced Fund Sterling Limited;

Hirzel House International Balanced Fund US$ Limited;

Hirzel House International Growth($) Limited;

Hirzel House International Growth Fund Limited

Non-Executive Director

		Genesis Emerging Markets Opportunities Fund Limited; Genesis Emerging Markets Opportunities Fund Limited II; Genesis Emerging Markets	Director

Opportunities Fund Limited III; Firecrest Limited; Collins Stewart PPC Limited

Mel Carville Operating Committee Member

Bailiwick Investments Limited; Barclays Private Clients International Limited;

Catholic National Mutual Limited;

Generali International Ltd;

Generali Verzekeringsgroep NV; Generali (Schweiz) Holding AG;

Generali USA Life Reassurance Company Inc.;

Generali Worldwide Insurance Company Limited;

Genirland Limited;

Home Credit BV;

Home Credit Europe PLC;

MND Limited;

OJSC Nomos-Bank;

PPF Partners 1 GP Limited;

PPF Partners Ltd;

PPF Partners AS; Resolution Limited;

Resolution Holdings Guernsey) Limited; Tenax Capital Limited

Director

	Friends Life Ltd	Chairman

John Hallam Operating Committee Member

AEW UK South East Office Fund Ltd;

Barclay’s Insurance Guernsey PCC Ltd.;

Baring Coller Secondaries Fund II Ltd.;

Baring Coller Secondaries Fund Ltd.;

Bracken Partners Investments Channel Islands Ltd.;

BH Global Ltd;

Calabash House Ltd;

Cognetas Fund (GP) Ltd;

Cognetas Fund II (GP) Ltd; Develica Asia Pacific Ltd; Develica Deutschland Ltd; Develica Equity Partners Ltd;

Dexion Absolute Ltd.;

HICL Infrastructure Co Ltd;

Investec Expert Investment Funds PCC Ltd;

Investec Premier Funds PCC Ltd.;

Les Grandes Moulins Ltd;

Motion Fund II (GP) Ltd;

NB Distressed Debt Investment Fund Ltd.;

NB PEP Holdings Ltd.;

NB PEP Investments Ltd.;

NB PEP Investments LP Ltd.;

NB Private Equity Partners Ltd.;

Olivant Ltd; Olivant Investments (no 1) Ltd.;

Partners Group Global Opportunities Ltd.;

Partners Group Prime Yield sarl;

Ruffer Illiquid Strategies Fund of Funds 2009 Ltd.;

Ruffer Illiquid Strategies Fund 2011 Ltd;

Sienna Investment Co. Ltd.;

Sienna Investment Co. 2 Ltd.;

Sienna Investment Co. 3 Ltd.;

Sienna Investment Co. 4 Ltd.;

Stapleford Insurance Co Ltd.;

Vision Opportunity China Fund Ltd;

Vision Opportunity China GP Limited

Director

Peter Hames Operating Committee Member	BACIT Limited; BACIT GP Limited; Lisia Investment Holdings Limited; Polar Capital Technology Trust PLC; PCT Finance Ltd; MMIP	Director

Investment Management Limited;

	Cenkos Channel Islands Investment Management Limited	Consultant

Mark Huntley Operating Committee Member

AAC Capital NEBO Carry GP Limited;

AAC Capital NEBO Feeder GP Limited;

Aile Limited;

Baring Coller Secondaries Fund I Limited;

Baring Coller Secondaries Fund II Limited; BC Partners Holdings Limited;

BC Partners Investment Holdings Limited;

BECAP GP Limited;

BECAP12 GP Limited (formerly BECAP 11 GP Limited);

Better Capital PCC Limited (formerly;

Better Capital Limited);

Channel Islands Stock Exchange LBG;

CIE Holdings Limited;

CIE Management Holdings Limited;

CIE Management II Limited;

CIE Management IX Limited;

Collateral 1 Limited;

Collateral 2 Limited;

Collateral 3 Limited;

Collingwood Holdings Limited;

Crystal Amber Asset Management (Guernsey) Limited;

Crystal Amber Fund Limited;

DCB Investments Limited;

Devco Property Advisors Limited;

DF Investments Limited;

Enigmatic Investments Limited;

Fund Capital Limited; GLC Limited;

GTU Limited;

Guernsey Sailing Trust LBG; HAT Limited;

Healthcare Investment Limited;

Heritage Administration Services Limited;

Heritage Corporate Services Limited;

Heritage Corporate Services (Malta) Limited;

Heritage Corporate Trustees Limited;

Heritage Group Limited;

Heritage International Fund Managers Limited;

Heritage International Fund

Managers (Malta) Limited;

Heritage Management Holdings Limited;

Heritage Partners GP Limited;

Heritage Partners Limited;

Hologram Holdings Limited;

International Hospitals Network (GP) Limited;

Macau Sniper Fund Limited;

Mediterra Capital Management Limited;

NB PEP GP Limited;

NEBO I Carry GP Limited;

NEBO I GP Limited;

P25 (GP) Limited;

P25 Investments Limited;

Pieterson Holdings Limited;

Plein Limited;

SM EBC South Africa Development Financing Limited;

Stirling Mortimer (Channel Islands) Limited;

Stirling Mortimer (Guernsey) Limited;

Stirling Mortimer (St Peter Port) Limited;

Stirling Mortimer Global Property Fund PCC Limited;

Stirling Mortimer No. 8 Fund UK Land Limited;

Director

Stirling Mortimer No. 9 Fund UK Land 2 Limited;

Stirling Mortimer Property Fund PCC Limited;

The Cortina Fund Limited;

Therium Holdings Limited;

Therium Litigation Funding Limited;

Trilantic Capital Partners Management Limited;

Trilantic Capital Management GP (Guernsey) Limited;

Yucatan Devco Limited;

Yucatan Devco 2 Limited

Heritage International Fund Managers Limited;

Heritage Corporate Services Limited;

Heritage Corporate Trustees Limited;

Heritage International Fund Managers (Malta) Limited;

Heritage International Fund Managers Limited

Managing Director

Paul Ballantyne Principal	Genesis Investment Management, LLP	Principal

	Genesis Management Australia Limited	Director

	Genesis Charitable Trust	Trustee

Andrew Elder Principal	Genesis Investment Management, LLP	Principal

Evgeny Kuznetsov Principal	Genesis Investment Management, LLP	Principal

	Genesis Charitable Trust	Trustee

Catherine Vlasto Principal	Genesis Investment Management, LLP	Principal

Arindam Bhattacharjee Principal	Genesis Investment Management, LLP	Principal

David de Sousa Seaman Principal	Genesis Investment Management, LLP	Principal

Yiyong Yang Principal	Genesis Investment Management, LLP	Principal

Karen Roydon Principal	Genesis Investment Management, LLP	Principal

Martyn Ryan Principal, Chief Financial Officer, Chief Risk Officer and Operating Committee Member	Genesis Investment Management, LLP	Principal, Chief Financial Officer and Chief Risk Officer

	GIML Limited; Genesis Asset Managers International Ltd.; London Welsh Rugby Football Club; The Tom Maynard Trust; Touraid Trading Limited	Director

	Genesis Charitable Trust; The Tom Maynard Trust	Trustee

	Chris Ellyatt Principal, Managing Director, Chief Compliance Officer and Operating Committee Member	Genesis Investment Management, LLP	Principal, Managing Director and Chief Compliance Officer

		Bowel & Cancer Research	Trustee

12.

Genesis Investment Management, LLP:

The sole business activity of Genesis Investment Management, LLP (“GIM”), 21 Grosvenor Place, SW1X 7HU, United Kingdom is to serve as an investment adviser. GIM is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of GIM for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Karen Yerburgh Principal, Chief Executive Officer and Managing Partner	Genesis Asset Managers, LLP	Chief Executive Officer, Managing Partner, Principal, and Operating Committee Member

	Paul Ballantyne Principal	Genesis Asset Managers, LLP	Principal

		Genesis Management Australia Limited	Director

		Genesis Charitable Trust	Trustee

	Andrew Elder Principal	Genesis Asset Managers, LLP	Principal

	Evgeny Kuznetsov Principal	Genesis Asset Managers, LLP	Principal

		Genesis Charitable Trust	Trustee

	Catherine Vlasto Principal	Genesis Asset Managers, LLP	Principal

	Arindam Bhattacharjee Principal	Genesis Asset Managers, LLP	Principal

	David de Sousa Seaman Principal	Genesis Asset Managers, LLP	Principal

	Yiyong Yang Principal	Genesis Asset Managers, LLP	Principal

	Karen Roydon Principal	Genesis Asset Managers, LLP	Principal

	Martyn Ryan Principal, Chief Financial Officer and Chief Risk Officer	Genesis Asset Managers, LLP	Principal, Chief Financial Officer, Chief Risk Officer and Operating Committee Member

		GIML Limited; Genesis Asset Managers International Ltd.; London Welsh Rugby Football Club; The Tom Maynard Trust;	Director
Touraid Trading Limited

		Genesis Charitable Trust; The Tom Maynard Trust	Trustee

	Chris Ellyatt Principal, Managing Director and Chief Compliance Officer	Genesis Asset Managers, LLP	Principal, Managing Director, Chief Compliance Officer and Operating Committee Member

		Bowel & Cancer Research	Trustee

13.

Goldman Sachs Asset Management, L.P.:

The principal business address of Goldman Sachs Asset Management, L.P. (“GSAM”) is 200 West Street, New York, New York 10282. GSAM is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly-owned subsidiary of The Goldman Sachs Group, Inc. The directors and officers of GSAM have not held any positions with other companies during the past two fiscal years.

14.

Heitman Real Estate Securities, LLC, Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH:

Heitman Real Estate Securities, LLC, Heitman International Real Estate Securities HK Limited and Heitman International Real Estate Securities GmbH (together, “Heitman”) are located at 191 North Wacker Drive, Suite 2500, Chicago, IL 60606, at 15/F LHT Tower, 31 Queen’s Road, Central, Hong Kong and at Maximillianstrasse 35A, 80539, Munich, Germany, respectively. Heitman serves as an investment advisor. Heitman is registered under the Investment Advisers Act of 1940, as amended. The directors and officers of Heitman have not held any positions with other companies during the past two fiscal years.

15.	Jackson Square Partners, LLC: Jackson Square Partners, LLC (“Jackson Square”) is located at 101 California Street, Suite 3750, San Francisco, California 94111

16.

Loomis, Sayles & Company, L.P.:

Loomis, Sayles & Company, L.P. (“Loomis”), One Financial Center, 34th Floor, Boston, Massachusetts 02111, provides investment advice to the ten series of Loomis Sayles Funds I, thirteen series of Loomis Sayles Funds II and to other affiliated and unaffiliated registered investment companies, organizations and individuals. The sole general partner of Loomis is Loomis, Sayles & Company, Incorporated. Information as to the directors and executive officers during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Robert J. Blanding President and CEO	Loomis Sayles Funds I	CEO, President and Trustee

		Loomis Sayles Funds II	CEO and Trustee

		Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Gateway Trust; Hansberger International Series	Trustee

		Loomis Sayles Distributors, Inc.; Loomis Sayles Investments Asia Pte. Ltd.	Director

		Loomis Sayles Investments Limited	Alternate Director

		Natixis Asset Management Japan Co. Ltd.	Director

	Daniel J. Fuss Vice Chairman and EVP	Loomis Sayles Funds I; Loomis Sayles Funds II	Executive Vice President

	Pierre Servant Director	Natixis Global Asset Management	CEO and Member of the Executive Board

	John T. Hailer Director	NGAM Advisors, L.P.; Natixis Global Asset Management, L.P.	President and CEO

Natixis Funds Trust I;

Natixis Funds Trust II;

Natixis Funds Trust III;

Natixis Funds Trust IV;

Natixis Cash Management Trust; Gateway Trust;

Hansberger International Series;

Loomis Sayles Funds I;

Loomis Sayles Funds II

Trustee

	Kevin P. Charleston EVP and CFO	Loomis Sayles Trust Co., LLC	Manager and President

	John F. Gallagher III Executive Vice President	Loomis Sayles Distributors, Inc.	President

	Jean S. Loewenberg Executive Vice President, General Counsel and Secretary	Loomis Sayles Distributors, Inc.	Director

		Loomis Sayles Trust Co., LLC	Manager and Secretary

	John R. Gidman Executive Vice President	Loomis Sayles Solutions, LLC	President

	John F. Russell, Executive Vice President	None

17.

Marsico Capital Management, LLC:

The sole business activity of Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202, is to serve as an investment adviser. Marsico is registered under the Investment Advisers Act of 1940, as amended. The directors and officers of Marsico have not held any positions with other companies of a substantial nature during the past two fiscal years.

18.

MFS Institutional Advisors, Inc.:

MFS Institutional Advisors, Inc. (“MFSI”) is located at 111 Huntington Avenue, Boston, Massachusetts 02199 and is a U.S.-based investment advisor and subsidiary of Massachusetts Financial Services Company (“MFS”). MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Information as to the directors and officers of MFSI for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Michael W. Roberge Director, Chairman of the Board, Chief Investment Officer	Massachusetts Financial Services Company	Director, President, Chief Investment Officer and Director of Global Research

		MFS International Singapore Pte. Ltd.	Director

		MFS Heritage Trust Company	Director and Investment Officer

	MFS Investment Management Canada Limited	Director and Chairman of the Board

	MFS Investment Management K.K.	Director and Chairman

Ann Marie Bernard Director	MFS International (U.K.) Limited; MFS Heritage Trust Company	Director

Linda Harring Director	MFS International (U.K.) Limited; MFS Heritage Trust Company	Director

Robertson G. Mansi Director	MFS International (U.K.) Limited; MFS Investment Management K.K.; MFS Investment Management Canada Limited; MFS Heritage Trust Company	Director

Carol W. Geremia President and Secretary	Massachusetts Financial Services Company	Executive Vice President

	MFS International Ltd.; MFS Bermuda Holdings Ltd.	Director

	MFS International (U.K.) Limited; MFS Investment Management K.K.	Vice President

	MFS Heritage Trust Company	President

Timothy M. Fagan Chief Compliance Officer	Massachusetts Financial Services Company	Chief Compliance Officer

Mark N. Polebaum Assistant Secretary	Massachusetts Financial Services Company	Executive Vice President, General Counsel, Secretary

	The MFS Funds	Secretary, Clerk

MFS International (U.K.) Limited;

MFS Fund Distributors, Inc.; MFS Service Center, Inc.;

MFS Investment Management K.K.;

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.;

Nova Scotia Company

Secretary

	MFS Investment Management Company (LUX) S.a.r.l.	Manager and Chairman of the Board

	MFS International Ltd.; MFS International Singapore Pte. Ltd; MFS Investment Management Canada Limited	Assistant Secretary

Elizabeth Petipas Director, Treasurer

Massachusetts Financial Services Company;

MFS Fund Distributors, Inc.;

MFS Bermuda Holdings Ltd.;

MFS International Ltd.;

MFS International Singapore Pte. Ltd.;

MFS Investment Management Company (LUX) S.a.r.l.;

MFS Service Center, Inc.;

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.

Treasurer

	MFS International (U.K.) Limited;	Director and Treasurer

MFS Heritage Trust Company

	Nova Scotia Company	Assistant Treasurer

	MFS Investment Management Canada Limited	Director and Assistant Treasurer

	MFS Investment Management K.K.	Statutory Auditor

Kimberly M. Collins Assistant Secretary

Massachusetts Financial Services Company;

MFS Fund Distributors, Inc.;

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.;

Nova Scotia Company;

MFS International Singapore Pte. Ltd.;

MFS Investment Management Canada Limited

Assistant Secretary

	MFS Heritage Trust Company	Clerk

Ethan D. Corey Assistant Secretary

Massachusetts Financial Services Company;

MFS Fund Distributors, Inc.;

MFS Service Center, Inc.;

MFS International Ltd.;

MFS Investment Management Company (LUX) S.a.r.l.;

MFS Investment Management K.K. (Japan);

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.;

Nova Scotia Company;

MFS International Singapore Pte. Ltd.;

MFS Investment Management Canada Limited;

MFS Bermuda Holdings Ltd.

Assistant Secretary

	The MFS Funds	Assistant Secretary, Assistant Clerk

	MFS Heritage Trust Company	Assistant Clerk

Daniel W. Finegold Assistant Secretary

Massachusetts Financial Services Company;

MFS Fund Distributors, Inc.;

MFS Service Center, Inc.;

MFS International Ltd.;

MFS Investment Management Company (LUX) S.a.r.l.;

MFS Investment Management K.K.;

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.;

Nova Scotia Company;

MFS International Singapore Pte. Ltd.;

MFS Investment Management Canada Limited;

MFS Bermuda Holdings Ltd.

Assistant Secretary

	MFS Heritage Trust Company	Assistant Clerk

Mitchell C. Freestone Assistant Secretary	Massachusetts Financial Services Company; MFS Fund Distributors, Inc.; MFS Service Center, Inc.; MFS International Ltd.; MFS Investment	Assistant Secretary

Management K.K. (Japan); Sun Life of Canada (U.S.) Financial Services Holdings, Inc.; MFS International Singapore Pte. Ltd.

	MFS Investment Management Company (LUX) S.a.r.l.	Manager

	MFS International (U.K.) Limited	Director

Amanda Mooradian Assistant Secretary	Massachusetts Financial Services Company; MFS Service Center, Inc.; MFS International Ltd.; MFS International Singapore Pte. Ltd.; MFS Investment Management Canada Limited	Assistant Secretary

	MFS Heritage Trust Company	Assistant Clerk

Susan Newton Assistant Secretary

Massachusetts Financial Services Company;

MFS Fund Distributors, Inc.;

MFS Service Center, Inc.;

MFS International Ltd.;

MFS Investment Management Company (LUX) S.a.r.l.;

MFS Investment Management K.K.;

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.;

MFS International Singapore Pte. Ltd.

Assistant Secretary

	The MFS Funds	Assistant Secretary, Assistant Clerk

	MFS Heritage Trust Company	Assistant Clerk

Lisa A. Sheeler Assistant Secretary

Massachusetts Financial Services Company;

MFS Fund Distributors, Inc.;

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.;

Nova Scotia Company;

MFS International Singapore Pte. Ltd.;

MFS Investment Management Canada Limited

Assistant Secretary

Timothy F. Tierney Tax Officer and Assistant Treasurer

Massachusetts Financial Services Company;

MFS Fund Distributors, Inc.;

MFS Service Center, Inc.;

MFS International Ltd.;

MFS Investment Management Company (LUX) S.a.r.l.;

Sun Life of Canada (U.S.) Financial Services Holdings, Inc.;

MFS Heritage Trust Company; MFS International Singapore Pte. Ltd.;

MFS Bermuda Holdings Ltd.

Tax Officer and Assistant Treasurer

	MFS International (U.K.) Limited; MFS Investment Management K.K.	Tax Officer

	Nova Scotia Company; MFS Investment Management Canada Limited	Assistant Treasurer

19.

Mondrian Investment Partners Ltd.:

The sole business activity of Mondrian Investment Partners Ltd. (“Mondrian”), 10 Gresham, London, EC2V JD United Kingdom, is to serve as an investment adviser. Mondrian is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Mondrian during the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company**	Position with Other Company

	Elizabeth A. Desmond Director and Chief Investment Officer, Developed Equity Markets	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.; MIP Group Ltd.	Director

	John Emberson Chief Operating Officer	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd; MIPL Holdings Limited; MIPL Group Limited	Director

		MIP Group Ltd.	Director, Chief Operating Officer and Chief Financial Officer

		Mondrian Investment Partners (U.S.), Inc.	Chief Operating Officer and Chief Financial Officer

	Clive A. Gillmore Chief Executive Officer	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Group Ltd; MIP Holdings Ltd; MIPL Holdings Limited; MIPL Group Limited.	Director

		Mondrian Investment Partners (U.S.), Inc.	Director and Non-Executive Chairman of the Board

	John Kirk Deputy Chief Executive Officer	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.; MIP Group Ltd.	Director

	Nigel G. May Deputy Chief Executive Officer	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.; MIP Group Ltd; MIPL Holdings Limited; MIPL Group Limited.	Director

	Christopher A. Moth Director and Chief Investment Officer	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.; MIP Group Ltd.	Director

	Hamish O. Parker Director	Atlantic Value General Partner Limited; Mondrian Holdings Ltd.; MIP Holdings Ltd.; MIP Group Ltd.; Atlantic Value Investment Fund GP Ltd.	Director

	David G. Tilles Executive Chairman	Atlantic Value General Partner Limited; Atlantic Value Investment Fund GP Ltd.; Mondrian Holdings Ltd.; MIP Holdings Ltd.	Director

		MIP Group Ltd.	Director and Chief Executive Officer

		Mondrian International Holdings Limited	Executive Vice President

** All of these companies are group related affiliates of Mondrian Investment Partners Limited.

20.

Northern Trust Investments, Inc.:

Northern Trust Investments, Inc. (“NTI”) is located at 50 South Lasalle Street, Chicago, Illinois 60603. NTI is an Illinois state bank and an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. NTI is an indirect subsidiary of Northern Trust Corporation, and Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with The Northern Trust Company (other than as director), as indicated below.

	Name and Position with Adviser	Other Company	Position with Other Company

	Walid T. Abdul Karim Vice President	The Northern Trust Company	Vice President

	Manuel Abin Vice President	The Northern Trust Company	Vice President

	James A. Aitcheson Senior Vice President	The Northern Trust Company	Senior Vice President

	David M. Alongi Senior Vice President	The Northern Trust Company	Senior Vice President

	Luis Amaya Vice President	The Northern Trust Company	Vice President

	Angela H. Anast Vice President	The Northern Trust Company	Vice President

	Timothy Anderson Vice President	The Northern Trust Company	Vice President

	Robert D. Anstine Vice President	The Northern Trust Company	Vice President

	Jeffrey M. Antonacci Senior Vice President	The Northern Trust Company	Senior Vice President

	Edwin J. Arroyo Vice President	The Northern Trust Company	Vice President

Scott R. Ayres Senior Vice President	The Northern Trust Company	Senior Vice President

Frederick A. Azar Vice President	The Northern Trust Company	Vice President

Mustafa Baig Vice President	The Northern Trust Company	Vice President

Johnny Bailey Vice President	The Northern Trust Company	Vice President

Florette L. Baldwin Vice President	The Northern Trust Company	Vice President

Daniel T. Bandura Vice President	The Northern Trust Company	Vice President

Ellen G. Baras Vice President	The Northern Trust Company	Vice President

David R. Barron Vice President	The Northern Trust Company	Vice President

Michael S. Bartczyszyn Vice President	The Northern Trust Company	Vice President

Carl P. Beckman Senior Vice President and Treasurer	The Northern Trust Company	Senior Vice President

Gregory S. Behar Senior Vice President	The Northern Trust Company	Senior Vice President

Jacquelyn M. Benson Senior Vice President	The Northern Trust Company	Senior Vice President

Thomas R. Benzmiller Senior Vice President	The Northern Trust Company	Senior Vice President

Robert H. Bergson Senior Vice President	The Northern Trust Company	Senior Vice President

Russ M. Bernstein Vice President	The Northern Trust Company	Vice President

Christopher Bieber Vice President	The Northern Trust Company	Vice President

Timothy P. Blair Vice President	The Northern Trust Company	Vice President

Justin W. Blank Vice President	The Northern Trust Company	Vice President

Ali K. Bleecker Senior Vice President	The Northern Trust Company	Senior Vice President

Eric Vonn Boeckmann Senior Vice President	The Northern Trust Company	Senior Vice President

Lizabeth Rose Boeckmann Senior Vice President	The Northern Trust Company	Senior Vice President

Andrew P. Bohlin Vice President	The Northern Trust Company	Vice President

Ainsley J. Borel Senior Vice President	The Northern Trust Company	Senior Vice President

Kieran Browne Senior Vice President	The Northern Trust Company	Senior Vice President

Robert P. Browne Executive Vice President, Director and CIO	The Northern Trust Company	Executive Vice President

Melissa A. Buckley Senior Vice President	The Northern Trust Company	Senior Vice President

Elizabeth J. Buerckholtz Senior Vice President	The Northern Trust Company	Senior Vice President

James Edward Bugajski Vice President	The Northern Trust Company	Vice President

Martin B. Bukoll Senior Vice President	The Northern Trust Company	Senior Vice President

Cevdet Sertan Burgul Vice President	The Northern Trust Company	Vice President

Brian M. Bursua Senior Vice President	The Northern Trust Company	Senior Vice President

Bradley T. Camden Vice President	The Northern Trust Company	Vice President

Richard C. Campbell Senior Vice President	The Northern Trust Company	Senior Vice President

Craig R. Carberry Secretary	The Northern Trust Company	Senior Attorney

Christopher W. Carlson Senior Vice President, Director and Chief Operating Officer	The Northern Trust Company	Senior Vice President

Mark D. Carlson Senior Vice President	The Northern Trust Company	Senior Vice President

Keith D. Carroll Vice President	The Northern Trust Company	Vice President

Keith A. Caruso Vice President	The Northern Trust Company	Vice President

Michael T. Castino Senior Vice President	The Northern Trust Company	Senior Vice President

Anthony Chiaverini Vice President	The Northern Trust Company	Vice President

Michael R. Chico Vice President	The Northern Trust Company	Vice President

Richard L. Clark Senior Vice President	The Northern Trust Company	Senior Vice President

Rossana A. Colangelo Senior Vice President	The Northern Trust Company	Senior Vice President

Benjamin A. Connor Vice President	The Northern Trust Company	Vice President

Kevin P. Connor Vice President	The Northern Trust Company	Vice President

Joseph H. Costello Vice President	The Northern Trust Company	Vice President

Stephen J. Cousins Senior Vice President	The Northern Trust Company	Senior Vice President

Alain Cubeles Senior Vice President	The Northern Trust Company	Senior Vice President

Susan C. Czochara Senior Vice President	The Northern Trust Company	Senior Vice President

Louis R. D’Arienzo Vice President	Northern Trust Bank, N.A.	Vice President

James Danaher Senior Vice President	The Northern Trust Company	Senior Vice President

Jason E. Dawson Vice President	The Northern Trust Company	Vice President

Melissa Ann Dehnert Vice President	The Northern Trust Company	Vice President

Jordan D. Dekhayser Vice President	The Northern Trust Company	Vice President

Michael J. Delaney Vice President	The Northern Trust Company	Vice President

Michael C. Dering Vice President	The Northern Trust Company	Vice President

Leonor DeSouza Vice President	The Northern Trust Company	Vice President

Timothy J. Detroy Vice President	The Northern Trust Company	Vice President

Michael C. Deverall Vice President	The Northern Trust Company	Vice President

Jennifer A. Diacou Vice President	The Northern Trust Company	Vice President

Robert D. Dicarlo Senior Vice President	The Northern Trust Company	Senior Vice President

Joseph R. Diehl, Jr. Senior Vice President	The Northern Trust Company	Senior Vice President

Luis F. Diez Senior Vice President	The Northern Trust Company	Senior Vice President

Joanne Hickman Dodd Senior Vice President	The Northern Trust Company	Senior Vice President

John C. Doell Senior Vice President	The Northern Trust Company	Senior Vice President

Julian O. Donaldson Vice President	The Northern Trust Company	Vice President

Bradley M. Dorchinez Senior Vice President	The Northern Trust Company	Senior Vice President

Jennifer Ann Dorsey Vice President	The Northern Trust Company	Vice President

Michael T. Doyle Vice President	The Northern Trust Company	Vice President

Peter John Driscoll Vice President	The Northern Trust Company	Vice President

Margret Eva Duvall Senior Vice President	The Northern Trust Company	Senior Vice President

Patrick E. Dwyer Vice President	The Northern Trust Company	Vice President

Marie E. Dzanis Senior Vice President	The Northern Trust Company	Senior Vice President

Christopher John Ebel Vice President	The Northern Trust Company	Vice President

Michael P. Egizio Vice President	The Northern Trust Company	Vice President

Shannon L. Erdson Senior Vice President	The Northern Trust Company	Senior Vice President

Michelle J. Elson Vice President	The Northern Trust Company	Vice President

Patrick D. Escalante Vice President	The Northern Trust Company	Vice President

Steven R. Everett Senior Vice President	The Northern Trust Company	Senior Vice President

Peter K. Ewing Senior Vice President	The Northern Trust Company	Senior Vice President

Denise S. Ferguson Vice President	The Northern Trust Company	Vice President

John Allen Ferguson, Jr. Vice President	The Northern Trust Company	Vice President

Sean A. Finegan Vice President	The Northern Trust Company	Vice President

Kelly Swiatek Finegan Vice President	The Northern Trust Company	Vice President

Christina Lee Fletcher Vice President	The Northern Trust Company	Vice President

Peter J. Flood Senior Vice President	The Northern Trust Company	Senior Vice President

Joseph J. Flowers Vice President	The Northern Trust Company	Vice President

Carolyn D. Franklin Vice President	The Northern Trust Company	Vice President

Allison K. Fraser Senior Vice President	The Northern Trust Company	Senior Vice President

Adam R. Freda Vice President	The Northern Trust Company	Vice President

Lee R. Freitag Senior Vice President	The Northern Trust Company	Senior Vice President

Sarah M. Friedman Vice President	The Northern Trust Company	Vice President

Christopher A. Fronk Senior Vice President	The Northern Trust Company	Senior Vice President

Robert Furnari Senior Vice President	The Northern Trust Company	Senior Vice President

Shawn M. Gallegos Senior Vice President	The Northern Trust Company	Senior Vice President

Imelda Galvin Vice President	The Northern Trust Company	Vice President

Patrick J. Gaskin Vice President	The Northern Trust Company	Vice President

Ravi R. Gautham Senior Vice President	The Northern Trust Company	Senior Vice President

Robert Harold Gayle III Vice President	The Northern Trust Company	Vice President

Maria Geisler Vice President	The Northern Trust Company	Vice President

Kim Marie Geraghty Vice President	The Northern Trust Company	Former Vice President

Joshua B. Gilbert Vice President	The Northern Trust Company	Vice President

Lynn Noel Ginsberg Vice President	The Northern Trust Company	Vice President

Michael J. Gleeman Vice President	The Northern Trust Company	Vice President

Denise Christina Gordon Senior Vice President	The Northern Trust Company	Senior Vice President

Adam D. Graber Vice President	The Northern Trust Company	Vice President

Allison Grant Williams Senior Vice President	The Northern Trust Company	Senior Vice President

Laura Jean Gregg Vice President	The Northern Trust Company	Vice President

Michelle D. Griffin Senior Vice President	The Northern Trust Company	Senior Vice President

Robert Gyorgy Vice President	The Northern Trust Company	Vice President

Ann M. Halter Senior Vice President	The Northern Trust Company	Senior Vice President

Terry A. Hankins Vice President	The Northern Trust Company	Vice President

Alec Harrell Vice President	The Northern Trust Company	Vice President

Nora J. Harris Vice President	The Northern Trust Company	Vice President

James R. Hart III Vice President	The Northern Trust Company	Vice President

Jessica Kaplan Hart Senior Vice President	The Northern Trust Company	Senior Vice President

Philip D. Hausken Senior Vice President	The Northern Trust Company	Senior Vice President

Sheri Barker Hawkins Senior Vice President, Director, Chief Financial Officer and Treasurer	The Northern Trust Company	Senior Vice President

Stephen Aprea Hearty Senior Vice President	The Northern Trust Company	Senior Vice President

Sandra M. Hecimovich Senior Vice President	The Northern Trust Company	Senior Vice President

Patrick Herrington Senior Vice President	The Northern Trust Company	Senior Vice President

Stefanie Jaron Hest Senior Vice President	The Northern Trust Company	Senior Vice President

Susan Hill Senior Vice President	The Northern Trust Company	Senior Vice President

James F. Hogan Senior Vice President	The Northern Trust Company	Senior Vice President

Jason P. Hogan Vice President	The Northern Trust Company	Vice President

Eric C. Hsueh Vice President	The Northern Trust Company	Vice President

Christopher G. Huemmen Vice President	The Northern Trust Company	Vice President

Michael Hunniford Vice President	The Northern Trust Company	Vice President

Michael R. Hunstad Vice President	The Northern Trust Company	Vice President

William F. Hurley Vice President	The Northern Trust Company	Vice President

William E. Hyatt Vice President	The Northern Trust Company	Vice President

Richard J. Inzunza Vice President	The Northern Trust Company	Vice President

Peter M. Jacobs Senior Vice President	The Northern Trust Company	Senior Vice President

Chrisopher J. Jaeger Vice President	The Northern Trust Company	Vice President

Harry Y. Jaffe Vice President	The Northern Trust Company	Vice President

Madhavi Choudary Jampani Vice President	The Northern Trust Company	Vice President

John Scott Jenkins Vice President	The Northern Trust Company	Vice President

Delilah Jesel Vice President	The Northern Trust Company	Vice President

Lucia A. Johnston Vice President	The Northern Trust Company	Vice President

Brian D. Jones Vice President	The Northern Trust Company	Vice President

Joseph H. Jorgensen Vice President	The Northern Trust Company	Vice President

Evangeline Mendoza Joves Vice President	The Northern Trust Company	Vice President

Kristin M. Kalter Vice President	The Northern Trust Company	Vice President

Sridhar Kancharla Vice President	The Northern Trust Company	Vice President

James P. Kane Senior Vice President	The Northern Trust Company	Senior Vice President

Alena A. Karr Vice President	The Northern Trust Company	Vice President

Evan S. Katz Vice President	The Northern Trust Company	Vice President

Naomi E. Katz Vice President	The Northern Trust Company	Vice President

Tayfun Kazaz Vice President	The Northern Trust Company	Vice President

Michelle M. Kelley Vice President	The Northern Trust Company	Vice President

Scott A. Kenagy Senior Vice President	The Northern Trust Company	Senior Vice President

Michael Kennedy Vice President	The Northern Trust Company	Vice President

John D. Keshner Senior Vice President	The Northern Trust Company	Senior Vice President

Darren G. Kimsey Senior Vice President	The Northern Trust Company	Senior Vice President

Archibald E. King III Senior Vice President	The Northern Trust Company	Senior Vice President

Lorrie Ann Kinney Vice President	The Northern Trust Company	Vice President

Shawn D. Kirby Vice President	The Northern Trust Company	Vice President

Stephanie K. Klein Senior Vice President	The Northern Trust Company	Senior Vice President

Deborah L. Koch Senior Vice President	The Northern Trust Company	Senior Vice President

John A. Konstantos Vice President	The Northern Trust Company	Vice President

Donald H. Korytowski Vice President	The Northern Trust Company	Vice President

Michael R. Kovacs Senior Vice President	The Northern Trust Company	Senior Vice President

Kevin R. Kresnicker Senior Vice President	The Northern Trust Company	Senior Vice President

John C. LaBelle Senior Vice President	The Northern Trust Company	Senior Vice President

Jodie Terese Leahey Senior Vice President	The Northern Trust Company	Senior Vice President

Diana L. Ledford Senior Vice President	The Northern Trust Company	Senior Vice President

Robert E. Lehnherr Senior Vice President	The Northern Trust Company	Senior Vice President

Heather M. Letts Vice President	The Northern Trust Company	Vice President

Michael R. Lewandowski Vice President	The Northern Trust Company	Vice President

Dennis Lico Vice President	The Northern Trust Company	Vice President

Anthony Lissuzzo Senior Vice President	The Northern Trust Company	Senior Vice President

Julie M. Loftus Vice President	The Northern Trust Company	Vice President

Jeanne M. Ludwig Senior Vice President	The Northern Trust Company	Senior Vice President

Mary Lukic Vice President	The Northern Trust Company	Vice President

Lisa Ann Lupi Vice President	The Northern Trust Company	Vice President

Ann F. Luth Senior Vice President	The Northern Trust Company	Senior Vice President

Brian S. Lynch Vice President	The Northern Trust Company	Vice President

William A. Lyons Vice President	The Northern Trust Company	Vice President

Adam J. Magyan Vice President	The Northern Trust Company	Vice President

Mark R. Maly Senior Vice President	The Northern Trust Company	Senior Vice President

Deborah A. Mastuantuono Senior Vice President	The Northern Trust Company	Senior Vice President

Kimberlane N. Matthews Vice President	The Northern Trust Company	Vice President

Wendy L. Maveety Vice President	The Northern Trust Company	Vice President

John M. McCareins Senior Vice President	The Northern Trust Company	Senior Vice President

Mary Jane McCart Senior Vice President	The Northern Trust Company	Senior Vice President

James D. McDonald Senior Vice President	The Northern Trust Company	Senior Vice President

Douglas J. McEldowney Senior Vice President	The Northern Trust Company	Senior Vice President

Timothy T. McGregor Senior Vice President	The Northern Trust Company	Senior Vice President

Joseph W. McInerney Senior Vice President	The Northern Trust Company	Senior Vice President

Melinda S. Mecca Senior Vice President	The Northern Trust Company	Senior Vice President

Michael G. Meehan Vice President	The Northern Trust Company	Vice President

Ashish R. Mehta Vice President	The Northern Trust Company	Vice President

Manan Ghanshyam Mehta Vice President	The Northern Trust Company	Vice President

Mark A. Meisel Senior Vice President	The Northern Trust Company	Senior Vice President

Laura J. Melze Vice President	The Northern Trust Company	Vice President

Bilal K. Memch Vice President	The Northern Trust Company	Vice President

Bilal Meman Vice President	The Northern Trust Company	Vice President

Peter M. Michaels Senior Vice President	The Northern Trust Company	Senior Vice President

Nathan D. Miller Vice President	The Northern Trust Company	Vice President

Steven A. Miller Senior Vice President	The Northern Trust Company	Vice President

James L. Mitchell Senior Vice President	The Northern Trust Company	Senior Vice President

Melissa M. Mooney Vice President	The Northern Trust Company	Vice President

Robert P. Morgan Senior Vice President	The Northern Trust Company	Senior Vice President

Scott O. Muench Senior Vice President	The Northern Trust Company	Senior Vice President

Curtis A. Nass Vice President	The Northern Trust Company	Vice President

Paul M. Natale, Jr. Vice President	The Northern Trust Company	Vice President

Charles J. Nellans Vice President	The Northern Trust Company	Vice President

Daniel J. Nelson Vice President	The Northern Trust Company	Vice President

Greg Newman Vice President	The Northern Trust Company	Vice President

William M. Nickey III Vice President	The Northern Trust Company	Vice President

Catherine J. Northfell Senior Vice President	The Northern Trust Company	Senior Vice President

Jacqueline A. O’Brian Senior Vice President	The Northern Trust Company	Senior Vice President

Thomas E. O’Brien Vice President	The Northern Trust Company	Vice President

Eileen M. O’Connor Vice President	The Northern Trust Company	Vice President

Michael P. O’Connor Vice President	The Northern Trust Company	Vice President

Kevin P. O’Rourke Vice President	The Northern Trust Company	Vice President

Calin Opartan Vice President	The Northern Trust Company	Vice President

Leigh Ann Ortega Vice President	The Northern Trust Company	Vice President

Kevin J. O’Shaughnessy Vice President	The Northern Trust Company	Vice President

Francis R. G. Padilla Vice President	The Northern Trust Company	Vice President

Oscar J. Parrish, Jr. Vice President	The Northern Trust Company	Vice President

Paul W. Partington Vice President	The Northern Trust Company	Vice President

Jason D. Pasquinelli Vice President	The Northern Trust Company	Vice President

Anthony P. Pecora Senior Vice President and Chief Compliance Officer	The Northern Trust Company	Senior Vice President

Brad T. Pedersen Vice President	The Northern Trust Company	Vice President

Matthew Peron Senior Vice President	The Northern Trust Company	Senior Vice President

Daniel J. Personette Vice President	The Northern Trust Company	Vice President

Michael J. Peters Vice President	The Northern Trust Company	Vice President

Eric J. Peterson Senior Vice President	The Northern Trust Company	Senior Vice President

Daniel J. Phillips Senior Vice President	The Northern Trust Company	Senior Vice President

Richard J. Pickert Vice President	The Northern Trust Company	Vice President

Jonathan S. Pincus Senior Vice President	The Northern Trust Company	Senior Vice President

Donald R. Pollak Senior Vice President	The Northern Trust Company	Senior Vice President

Mark S. Ponton Vice President	The Northern Trust Company	Vice President

Ofelia M. Potter Senior Vice President	The Northern Trust Company	Senior Vice President

Stephen N. Potter Chairman, President and Chief Executive Officer	The Northern Trust Company	Executive Vice President

Ryan E. Pounders Vice President	The Northern Trust Company	Vice President

Katie D. Pries Senior Vice President	The Northern Trust Company	Senior Vice President

Brian A. Provo Vice President	The Northern Trust Company	Vice President

Patrick D. Quinn Vice President	The Northern Trust Company	Vice President

Andrew F. Rakowski Senior Vice President	The Northern Trust Company	Senior Vice President

Kerstin E. Ramstrom Vice President	The Northern Trust Company	Vice President

Brent D. Reeder Senior Vice President	The Northern Trust Company	Senior Vice President

Randall Rein Senior Vice President	The Northern Trust Company	Vice President

Jacqueline R. Reller Vice President	The Northern Trust Company	Vice President

Donna Lee Renaud Senior Vice President	The Northern Trust Company	Senior Vice President

Marcos E. Rivas Vice President	The Northern Trust Company	Vice President

Alan W. Robertson Director, Executive Vice President and Cashier	The Northern Trust Company	Senior Vice President

Colin A. Robertson Executive Vice President	The Northern Trust Company	Executive Vice President

Heather Parkes Rocha Vice President	The Northern Trust Company	Vice President

Alan Rodriguez Vice President	The Northern Trust Company	Vice President

Jamie Lauren Roncoroni Vice President	The Northern Trust Company	Vice President

Paula Root Vice President	The Northern Trust Company	Vice President

Edward A. Rosenberg Senior Vice President	The Northern Trust Company	Senior Vice President

Jeffrey E. Rosenblum Vice President	The Northern Trust Company	Vice President

Todd A. Rutley Senior Vice President	The Northern Trust Company	Senior Vice President

Julie Klindworth Ruxton Senior Vice President	The Northern Trust Company	Senior Vice President

Alexander D. Ryer Vice President	The Northern Trust Company	Vice President

Jeffrey David Sampson Vice President	The Northern Trust Company	Vice President

Steven J. Santiccioli Vice President	The Northern Trust Company	Vice President

Tracy L. Schneider Vice President	The Northern Trust Company	Vice President

Eric K. Schweitzer Senior Vice President	The Northern Trust Company	Senior Vice President

Guy J. Sclafani Senior Vice President	The Northern Trust Company	Senior Vice President

Timothy J. Secantine Vice President	The Northern Trust Company	Vice President

John L. Serfling Vice President	The Northern Trust Company	Vice President

Adam M. Shane Vice President	The Northern Trust Company	Vice President

Brian J. Shapley Vice President	The Northern Trust Company	Vice President

Lindsay Shea Vice President	The Northern Trust Company	Vice President

Christopher D. Shipley Senior Vice President	The Northern Trust Company	Senior Vice President

Kazimievz J. Sikora Senior Vice President	The Northern Trust Company	Senior Vice President

Trista D. Simancek Senior Vice President	The Northern Trust Company	Senior Vice President

Paul E. Smith Vice President	The Northern Trust Company	Vice President

Mark C. Sodergren Vice President	The Northern Trust Company	Vice President

Sarvesh Soi Vice President	The Northern Trust Company	Vice President

Sandeep N. Soorya Vice President	The Northern Trust Company	Vice President

Nina B. Staley Vice President	The Northern Trust Company	Vice President

Melissa A. Standring Senior Vice President	The Northern Trust Company	Senior Vice President

Allison Walpole Stewart Senior Vice President	The Northern Trust Company	Senior Vice President

Kurt S. Stoeber Vice President	The Northern Trust Company	Vice President

Andrew M. Stoll Senior Vice President	The Northern Trust Company	Senior Vice President

Craig W. Sucharda Vice President	The Northern Trust Company	Vice President

Brendan E. Sullivan Vice President	The Northern Trust Company	Vice President

Carol H. Sullivan Senior Vice President	The Northern Trust Company	Senior Vice President

Catherine M. Sullivan Senior Vice President	The Northern Trust Company	Senior Vice President

Ramanthan Sundaram Vice President	The Northern Trust Company	Vice President

Enk T. Swenson Vice President	The Northern Trust Company	Vice President

Jon E. Szostak II Senior Vice President	The Northern Trust Company	Senior Vice President

Frank D. Szymanek Senior Vice President	The Northern Trust Company	Senior Vice President

Bruce Tang Vice President	The Northern Trust Company	Vice President

Cynthia Taylor Vice President	The Northern Trust Company	Vice President

Susan F. Theobald Vice President	Northern Trust Securities, Inc.	Vice President

Shundrawn A. Thomas Senior Vice President and Director	The Northern Trust Company	Senior Vice President

Wanda Williams Thomas Senior Vice President	The Northern Trust Company	Senior Vice President

Jane W. Thompson Senior Vice President	The Northern Trust Company	Senior Vice President

Michael J. Towle Vice President	The Northern Trust Company	Vice President

Edward Trafford Vice President	The Northern Trust Company	Vice President

David J. Unger Vice President	The Northern Trust Company	Vice President

Christopher W. Van Alstyne Senior Vice President	The Northern Trust Company	Senior Vice President

Ryan R. Vance Vice President	The Northern Trust Company	Vice President

Robert G. Vanderpool Vice President	The Northern Trust Company	Vice President

Brett A. Varchetto Vice President	The Northern Trust Company	Vice President

Christopher E. Vella Senior Vice President	The Northern Trust Company	Senior Vice President

Richard Allan Vigsnes II Senior Vice President	The Northern Trust Company	Senior Vice President

Joseph Volman Vice President	The Northern Trust Company	Vice President

Thomas W. Wackerlin Vice President	The Northern Trust Company	Vice President

Neil A. Wallace Vice President	The Northern Trust Company	Vice President

Jeff M. Warland Senior Vice President	The Northern Trust Company	Senior Vice President

Scott B. Warner Vice President	The Northern Trust Company	Vice President

Courtney Waters Vice President	The Northern Trust Company	Vice President

	Jacob C. Weaver Senior Vice President	The Northern Trust Company	Senior Vice President

	Ashley E. Weber Vice President	The Northern Trust Company	Vice President

	Susan Anne Weeks Vice President	The Northern Trust Company	Vice President

	Irene Weis Vice President	The Northern Trust Company	Vice President

	Lloyd A. Wennlund Director and Executive Vice President	The Northern Trust Company	Executive Vice President

	Aimee A. Wight Vice President	The Northern Trust Company	Vice President

	David R. Williams Vice President	The Northern Trust Company	Vice President

	Jeffrey F. Williams Senior Vice President	The Northern Trust Company	Senior Vice President

	Thomas C. Williams Vice President	The Northern Trust Company	Vice President

	Marie C. Winters Vice President	The Northern Trust Company	Vice President

	Carrie J. Witte Vice President	The Northern Trust Company	Vice President

	Stephanie L. Woeppel	The Northern Trust Company	Vice President

	Bethany M. Woods Vice President	The Northern Trust Company	Vice President

	Mary Kay Wright Vice President	The Northern Trust Company	Vice President

	Michael H. Xifaris Vice President	The Northern Trust Company	Vice President

	Peter Yi Senior Vice President	The Northern Trust Company	Senior Vice President

	Anthony M. Zanolla Senior Vice President	The Northern Trust Company	Senior Vice President

	Peter M. Zymali Vice President	The Northern Trust Company	Vice President

21.

Pacific Investment Management Company LLC:

Pacific Investment Management Company LLC (“PIMCO”) is located at 840 Newport Center Drive, Newport Beach, California 92260. PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed-income portfolios. PIMCO is a majority-owned subsidiary of Allianz Asset Management with minority interests held by certain of its officers and by PIMCO Partners,

LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. The directors and officers of PIMCO and their business and other connections for the past two fiscal years are as follows:

Name and Position with Adviser	Other Company	Position with Other Company

Brian P. Baker Managing Director	PIMCO Hong Kong	CEO/Director PIMCO Asia

Sabrina C. Callin Managing Director	PIMCO Advisory	Acting Head

	StocksPLUS Management, Inc.	Vice President

Craig A. Dawson Managing Director	PIMCO Europe Ltd.	Director

Jennifer E. Durham Managing Director	Pacific Investment Mgt Co. LLC; PIMCO Variable Insurance Trust; PIMCO ETF Trust; PIMCO Equity Series; PIMCO Equity Series VIT	Chief Compliance Officer

Mohamed A. El-Erian Managing Director	Pacific Investment Mgt Co. LLC	CEO & Co-CIO

	PIMCO Variable Insurance Trust; PIMCO ETF Trust; PIMCO Equity Series; PIMCO Equity Series VIT	Senior Vice President

David C. Flattum Managing Director	Pacific Investment Mgt Co. LLC	General Counsel

	PIMCO Variable Insurance Trust; PIMCO ETF Trust; PIMCO Equity Series; PIMCO Equity Series VIT	Chief Legal Officer

William H. Gross Managing Director	Pacific Investment Mgt Co. LLC	Chief Investment officer and Executive Committee Member

	StocksPLUS Management, Inc.	Director and Vice President

	PIMCO Variable Insurance Trust; PIMCO ETF Trust; PIMCO Equity Series; PIMCO Equity Series VIT	Senior Vice President

Brent Richard Harris Managing Director	Pacific Investment Mgt Co. LLC	Executive Committee Member

	StocksPLUS Management, Inc.	Director and Vice President

	PIMCO Variable Insurance Trust; PIMCO ETF Trust	Trustee, Chairman and President of the Trust

		PIMCO Equity Series; PIMCO Equity Series VIT	Trustee, Chairman and Senior Vice President

		PIMCO Luxembourg S.A. and PIMCO Luxembourg II	Director

	Douglas M. Hodge Managing Director	Pacific Investment Mgt Co. LLC	Chief Operating Officer

		PIMCO Variable Insurance Trust; PIMCO ETF Trust	Trustee and Senior Vice President

		PIMCO Equity Series; PIMCO Equity Series VIT	Senior Vice President

		StocksPLUS Management Inc.	Director and Vice President

		PIMCO Europe Ltd; PIMCO Asia Pte Ltd.; PIMCO Australia Pty Ltd.; PIMCO Japan Ltd.; PIMCO Asia Limited (Hong Kong)	Director

	Joseph V. McDevitt Managing Director	PIMCO Europe Limited	Director and Chief Executive Officer

	Eric Sutherland Managing Director	PIMCO Investments	Head of Sales

	Makoto Takano Managing Director	PIMCO Japan Limited	Director and President

22.

Parametric Portfolio Associates LLC:

Parametric Portfolio Associates LLC (“Parametric”) is located at 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435. Parametric is registered under the Investment Advisers Act of 1940, as amended, and delivers customized solutions to institutional investors. Information as to the directors and officers of the adviser for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	David Stein Chief Investment Officer, Parametric	Privately Held Management Company	Advisory Board Member

	Jack L. Hansen Chief Investment Officer, Parametric’s Minneapolis investment center	Zazove Convertible Fund LP	Director

23.

Payden & Rygel:

Payden & Rygel is located at 333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071 and engages principally in the business of providing investment services to institutional clients. Information as to the directors and officers of Payden & Rygel for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Robin Creswell Managing Principal	Payden & Rygel Global Ltd.	Managing Director

	Mark Morris, CFA Principal	Payden & Rygel Global Ltd.	Senior Portfolio Director

	Nigel Jenkins, ASIP Principal	Payden & Rygel Global Limited	Strategy Director

	Brian Matthews, CFA Managing Principal	Payden/Kravitz Investment Advisers LLC	Co-Chairman of the Board

	Joan Payden, CFA President and CEO	The Payden & Rygel Investment Group	Chairwoman, Trustee

	Mary Beth Syal, CFA Managing Principal	The Payden & Rygel Investment Group	Trustee

	Michael Salvay, CFA Managing Principal	The Payden & Rygel Investment Group	Trustee

24.

Philadelphia International Advisors, L.P.:

The sole business activity of Philadelphia International Advisors, L.P. (“PIA”), 1650 Arch Street, Suite 2501, Philadelphia, Pennsylvania 19103 is to serve as an investment adviser. PIA is registered under the Investment Advisers Act of 1940, as amended. Information as to the partners of PIA for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Andrew Williams, President and Portfolio Manager	Germantown Friends School	Treasurer

25.

RBC Global Asset Management (U.S.) Inc.:

The business activity of RBC Global Asset Management (U.S.) Inc. (“RBC”), 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, is to serve as an investment adviser. RBC is registered under the Investment Advisers Act of 1940, as amended. The directors and officers of RBC have not held any positions with other companies during the past two fiscal years.

26.

RREEF America L.L.C.:

RREEF America L.L.C. (“RREEF”), Deutsche Investments Australia Limited (“DIAL”) and Deutsche Alternative Asset Management (Global) Limited (“DeAAM Global”) (together, “RREEF”) are located at Deutsche Asset & Wealth Management, 222 South Riverside Plaza, Floor 24, Chicago, Illinois 60606, at Deutsche Bank Place, Level 16, CNR Hunter and Phillip Streets, Sydney, NSW 2000, Australia, and at Winchester House, 1 Great Winchester Street, London, EC2N 2DB, United Kingdom, respectively. RREEF’s sole business activity is to serve as an investment advisor. RREEF is registered under the Investment Advisers Act of 1940, as amended. The directors and officers of RREEF have not held any positions with other companies during the past two fiscal years.

27.

SailingStone Capital Partners LLC:

SailingStone Capital Partners LLC (“SailingStone”) is located at One California Street, Suite 3050, San Francisco, California 94111. The directors, officers and/or partners of SailingStone have not held any positions with other companies during the past two fiscal years.

28.

Sands Capital Management, LLC:

Sands Capital Management, LLC (“Sands”) is located at 1101 Wilson Boulevard, Suite 2300, Arlington, Virginia 22209. The directors, officers and/or partners of Sands have not held any positions with other companies during the past two fiscal years.

29.

Schroder Investment Management North America Inc.:

Schroder Investment Management North America Inc. (“SIMNA”) is located at 875 Third Avenue, 22nd Floor, New York, New York 10022 and is an investment manager focusing on U.S. equity and U.S. fixed income securities. SIMNA is a registered investment advisor under the Investment Advisers Act of 1940, as amended. SIMNA is an affiliate of Schroders plc, a London Stock Exchange-listed financial services company. The directors and officers of SIMNA have not held any positions with other companies during the past two fiscal years.

30.

Shenkman Capital Management, Inc.

Shenkman Capital Management, Inc. (“Shenkman”), 461 Fifth Avenue, 22nd Floor, New York, New York 10017, is a privately held corporation controlled by Mark R. Shenkman and is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors, officers and/or partners of Shenkman for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Victor Rosenzweig Director	Olshan Frome & Wolosky LLP	Of Counsel

	Bradley D. Belt Director	Milken Institute	Senior Managing Director

31.

Snow Capital Management L.P.:

Snow Capital Management L.P. (“Snow”), 2000 Georgetowne Drive, Suite 200, Sewickley, Pennsylvania 15143, is a privately held limited partnership and is registered under the Investment Advisers Act of 1940, as amended. Information regarding any other business, profession, vocation or employment that each director, officer or partner of the firm is or has been engaged within the past two fiscal years in the capacity of director, officer, employee, partner or trustee is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Joshua R. Schachter, Senior Portfolio Manager/Principal	Maccabi USA	Board of Directors

	Nathan T. Snyder, Senior Portfolio Manager/Principal	Upper Saint Clair Athletic Association	Board of Directors

	Nathan T. Snyder, Senior Portfolio Manager/Principal	Stalwart Insurance LLC	Partner

	Richard A. Snow, President & Chief Investment Officer	Jewish Healthcare Foundation	Trustee

	Richard A. Snow, President & Chief Investment Officer	Quality Warehouse	Partner

	Abigail K. Mooney, Chief Compliance Officer	Pittsburgh Family Cooperative	Board of Directors

	David S. Williams, Managing Director/Principal	Escent Technologies	Chairman of the Board

32.

TCW Investment Management Company:

The TCW Group, Inc., 865 South Figueroa Street, Los Angeles, California 90017, consists principally of The TCW Group, Inc., the holding company, Trust Company of the West, an independent trust company chartered by the State of California and the following investment advisers registered under the Investment Advisors Act of 1940: TCW Asset Management Company, TCW Investment Management Company and Metropolitan West Asset Management, LLC. Information as to the directors and officers of the Adviser for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

David Lippman President and CEO

Adam Aircraft Inc.;

Aergo Capital Limited;

Aladdin Two, LLC (d/b/a LoanAmerica);

Americas’s PowerSports;

Ascensus Inc.;

Asurion, LLC;

Brand Energy and Infrastructure Services;

Buccaneer Energy Limited;

Cedar Bay Generating; Channelview;

Columbia Management Investment Advisers, LLC;

Comcar Industries (Project Citrus);

Computershare Inc.;

Direct Capital corporation;

El Dorado Enterprises, Inc.;

Eloquence Corporation;

Engs Commerical Finance Co;

Entegra Holdings LLC;

EquiPower Resources Holdings LLC;

Federal National Mortgage Association (Fannie Mae);

Fortress Credit Funding V, LP and Fortress Credit Funding VI, LP;

Fortus Partners LLC;

G2 Investment Group, LLC;

GreenSky Trade Credit LLC;

Griffintown Capital Partners LLC;

Harbinger Group Inc;

Harbour Portfolio Advisors;

Herbst Gaming, LLC;

Hustler Casino;

Ibiza Merger Sub, Inc.;

Ibiza Holdings, Inc.;

Jazz Technologies;

JETT Gaming LLC;

JPMorgan Chase;

Kelson Finance;

La Paloma Generating Company, LLC;

Lear Corp; loandepot.com;

Longview Power LLC;

LSP Madison Funding LLC;

Mach Gen LLC;

Majestic Properties, Inc.;

Maritime Capital Management Partners, Ltd;

Mi Pueblo San Jose, Inc.;

Moxie Liberty LLC;

Moxie Patriot LLC;

N.E.W. Holdings I, LLC;

Nexolon Co., Ltd.;

Nomura Securities International, Inc.;

Northlight Financial;

OCI Company Ltd;

OCI Resources LP;

OPTI Canada Inc;

Panda Temple Power II, LLC; PHI, Inc.;

Proler Steel International;

Regiment Special Situations Team;

Romeo Papa, LLC;

Rotor Engines Securitization Ltd.;

Salus Capital Partners, LLC;

San Gold Corporation;

Sandy Creek Energy Associates, L.P.;

Sapphire Power Holdings;

Shale Lodging, LLC;

Star West Generation;

Teters Floral Products, Inc.;

Topaz Power Holdings LLC;

Tower Semiconductor;

TPF II LC, LLC and TPF II Rolling Hills, LLC;

TWCC;

UP Investment Inc. (Upromise);

Veris Gold Corp;

WCA Waste;

William Lyon Homes Inc;

WS Packaging Group, Inc.;

Zapata Corporation

Director

	Marc I. Stern Chairman	California Institute of Technology; DataDirect Networks, Inc.; Qualcomm, Incorporated/ DE; California Science Center; Rockefeller & Co., Inc.; Rockefeller Financial Services, Inc.	Director

	Meredith Jackson General Counsel Interim Chief Compliance Officer	JPMorgan Chase

	David S. DeVito Executive Vice President and Chief Administrative Officer	Archdiocese of Los Angeles; Loyola High School; YMCA of Metropolitan L.A.; Regiment Special Situations Team	Director

33.

TimesSquare Capital Management, LLC:

The business activity of TimesSquare Capital Management, LLC (“TSCM”), 7 Times Square, 42nd Floor, New York, New York 10036, is to serve as an investment adviser and assist in the selection of investment advisers. TSCM is registered under the Investment Advisers Act of 1940, as amended. The directors and officers of TSCM have not held any positions with other companies during the past two fiscal years.

34.

Van Eck Associates Corporation:

Van Eck Associates Corporation (“Van Eck”), 335 Madison Avenue, New York, New York 10017, is an investment adviser registered under the Investment Company Act of 1940, as amended. Van Eck acts as an investment adviser or sub-adviser to mutual funds, exchange-traded funds, other pooled investment vehicles and separate accounts. The directors, officers and/or partners of Van Eck have not held any positions with other companies during the past two fiscal years.

35.

Western Asset Management Company:

Western Asset Management Company (“Western”) is located at 385 East Colorado Boulevard, Pasadena, California 91101, and the sole business activity of Western is to serve as an investment adviser. Western is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Western for the past two fiscal years is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	F. Barry Bilson Non-Western Asset Employee	Legg Mason, Inc. Permal Group Limited Royce & Associates, LLC	Senior Vice President Director Manager

	James W. Hirschmann III Chief Executive Officer	Western Asset Management Company	Officer

Jeffrey A. Nattans Director

Barrett Associates, Inc.;

Legg Mason Fund Asset Management, Inc.;

Legg Mason Investment Counsel & Trust Company, N.A.;

LMOBC, Inc.;

Legg Mason Real Estate Capital, Inc.;

Legg Mason Real Estate Capital II, Inc.;

PERMAL Group Limited

Director

Clearbridge Investments, LLC; Legg Mason Capital Management, LLC;

Legg Mason Investment Counsel, LLC;

Legg Mason Private Portfolio Group, LLC;

PCM Holdings I, LLC;

PCM Holdings II, LLC;

Royce & Associates, LLC

Manager

		Legg Mason, Inc.	Executive Vice President

Charles A. Ruys de Perez Secretary, General Counsel and Head of Legal and Compliance (WAM)

Western Asset Holdings (Australia) Pty Ltd (WAMCO Hldgs Australia);

Western Asset Management Company Pty Ltd (Australia);

Western Asset Management Company Limited (WAMCL);

Western Asset Management Company Ltd (Japan);

Western Asset Management Company Pte Ltd (Singapore)

Director

36.

Western Asset Management Company Limited:

The sole business activity of Western Asset Management Company Limited (“WAMCL”) is to serve as an investment adviser. WAMCL is located at 10 Exchange Square, Primrose Street, London, EC 2A2EN, United Kingdom and is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of WAMCL is as follows:

	Name and Position with Adviser	Other Company	Position with Other Company

	Kate Blackledge Secretary	Western Asset Management (UK) Holdings Limited (WAMCO Hldgs Ltd)	Officer

	Thomas Merchant Non-Western Asset Employee	Legg Mason Legg Mason Political Action Committee	General Counsel Member

Charles A. Ruys de Perez General Counsel and Head of Legal and Compliance (WAM)

Western Asset Holdings (Australia) Pty Ltd (WAMCO Hldgs Australia);

Western Asset Management Company Pty Ltd (Australia);

Western Asset Management Company Ltd (Japan);

Western Asset Management Company Pte Ltd (Singapore)

Director

		Western Asset Management Company (WAM)	Officer

	Michael B. Zelouf Director of London Operations	Western Asset Management Company (UK) Holdings Limited (WAMCO Hldgs Ltd)	Director

Item 32. PRINCIPAL UNDERWRITERS

(a)	Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Aston Funds

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Kalmar Pooled Investment Trust

Matthews International Funds (dba Matthews Asia Funds)

Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Fund, Inc.

Old Westbury Funds, Inc.

The RBB Fund, Inc.

Stratton Mid Cap Value Fund, Inc. (f/k/a Stratton Multi-Cap Fund, Inc.)

Stratton Real Estate Fund, Inc.

The Stratton Funds, Inc.

The Torray Fund

Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)

(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President, Treasurer and Manager	None
Susan K. Moscaritolo	899 Cassatt Road 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Managing Director of Compliance	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100 Portland, ME 04101	Assistant Secretary	None

(c)	Not applicable.

Item 33.  LOCATION OF ACCOUNTS AND RECORDS.

The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940, as amended are maintained in the physical possession of GuideStone Capital Management, LLC, the Registrant’s investment adviser, 2401 Cedar Springs Road, Dallas, TX 75201. Other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of the Registrant’s transfer agent, BNY Mellon Investment Servicing, 760 Moore Road, King of Prussia, PA 19406; administration agent, BNY Mellon Investment Servicing, 201 Washington St., Boston, MA 02108; and accounting agent, BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, DE 19809 and the Registrant’s sub-advisers at their respective locations shown in the Statement of Additional Information.

Item 34. MANAGEMENT SERVICES.

Not Applicable.

Item 35. UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 27th day of February, 2015.

GUIDESTONE FUNDS

By: /s/ John R. Jones
John R. Jones
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ William Craig George*	Trustee, Chairman of the Board	February 27, 2015
William Craig George

/s/ Thomas G. Evans*	Trustee	February 27, 2015
Thomas G. Evans

/s/ James W. Hixson*	Trustee	February 27, 2015
James W. Hixson

/s/ Michael R. Buster*	Trustee	February 27, 2015
Michael R. Buster

/s/ Paul H. Dixon, Ph.D.*	Trustee	February 27, 2015
Paul H. Dixon

/s/ Carson L. Eddy*	Trustee	February 27, 2015
Carson L. Eddy

/s/ Barry D. Hartis	Trustee	February 27, 2015
Barry D. Hartis

/s/ Grady R. Hazel*	Trustee	February 27, 2015
Grady R. Hazel

/s/ Joseph A. Mack*	Trustee	February 27, 2015
Joseph A. Mack

/s/ Franklin R. Morgan*	Trustee	February 27, 2015
Franklin R. Morgan

/s/ Kyle L. Tucker*	Trustee	February 27, 2015
Kyle L. Tucker

/s/ Jeffrey P. Billinger	Vice President and Treasurer	February 27, 2015
Jeffrey P. Billinger	(principal financial officer)

*By: /s/ John R. Jones John R. Jones	Attorney-in-Fact	February 27, 2015

GUIDESTONE FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

EX-99(d)(1)	Form of Advisory Agreement with GuideStone Capital Management, LLC

EX-99(d)(35)	Form of Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC

EX-99(d)(46)	Form of Sub-Advisory Agreement with SailingStone Capital Partners LLC

EX-99(d)(47)	Form of Sub-Advisory Agreement with Jackson Square Partners, LLC

EX-99(d)(48)	Form of Sub-Advisory Agreement with Loomis, Sayles & Company, L.P.

EX-99(d)(58)	Form of Expense Cap Letter with GuideStone Capital Management, LLC for the Investor Class

EX-99(d)(59)	Form of Expense Cap Letter with GuideStone Capital Management, LLC for the Institutional Class

EX-99(j)(14)	Power of Attorney

EX-99(j)(15)	Power of Attorney

EX-99(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3

EX-99(p)(5)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC

EX-99(p)(9)	Code of Ethics of Loomis, Sayles & Company, LLC

EX-99(p)(11)	Code of Ethics of Pacific Investment Management Company LLC

EX-99(p)(15)	Code of Ethics of TCW Investment Management Company

EX-99(p)(24)	Code of Ethics of Sands Capital Management, LLC

EX-99(p)(35)	Code of Ethics of Jackson Square Partners, LLC

EX-99(p)(36)	Code of Ethics of SailingStone Capital Partners LLC